United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 7/31/13

Date of Reporting Period: 07/31/13

Item 1. Reports to Stockholders

Annual Shareholder Report
July 31, 2013
Share Class	Ticker
R	ACKXX
Service	ACMXX
Cash II	ACCXX

Federated Automated Cash Management Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2013, the Fund's portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets
Commercial Paper and Notes	40.3%
Bank Instruments	39.0%
Variable Rate Instruments	9.9%
Repurchase Agreements	10.7%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
At July 31, 2013, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	33.9%[4]
8-30 Days	11.3%
31-90 Days	43.5%
91-180 Days	5.8%
181 Days or more	5.4%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes include asset-backed securities, bank notes, collateralized loan agreements, commercial paper and corporate bonds, with interest rates that are fixed or that reset periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 15.7% of the Fund's portfolio.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2013
Principal Amount			Value
		Asset-Backed Securities—1.6%
		Finance - Automotive—0.7%
$9,094,219		Santander Drive Auto Receivables Trust 2013-3, Class A1, 0.250%, 5/15/2014	$9,094,219
10,000,000		Santander Drive Auto Receivables Trust 2013-4, Class A1, 0.250%, 7/15/2014	10,000,000
		TOTAL	19,094,219
		Finance - Banking—0.1%
2,307,692	[1]	HLSS Servicer Advance Receivables Trust (Series 2012-MM1), Class A, (GTD by Wells Fargo Bank, N.A.), 0.650%, 9/16/2013	2,307,692
		Finance - Retail—0.8%
20,000,000	[1,2,3]	Holmes Master Issuer PLC 2013-1, Class A1, 0.272%, 8/15/2013	20,000,000
		TOTAL ASSET-BACKED SECURITIES	41,401,911
		Bank Note—2.7%
		Finance - Banking—2.7%
72,100,000		Bank of America N.A., 0.270%—0.280%, 9/6/2013 - 10/17/2013	72,100,000
		Certificates of Deposit—36.9%
		Finance - Banking—36.9%
70,000,000		BNP Paribas SA, 0.270%, 8/14/2013	70,000,000
30,000,000	[3]	Bank of Montreal, 0.273%, 9/14/2013	30,000,000
5,000,000	[3]	Bank of Montreal, 0.293%, 9/16/2013	5,000,000
10,000,000		Bank of Montreal, 0.380%, 10/15/2013	10,000,000
25,000,000		Bank of Nova Scotia, Toronto, 0.250%, 1/6/2014	25,000,000
40,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.230%—0.240%, 8/27/2013 - 10/18/2013	40,000,000
20,000,000		Barclays Bank PLC, 0.230%, 9/27/2013	20,000,000
50,100,000	[3]	Canadian Imperial Bank of Commerce, 0.311%, 8/27/2013	50,100,000
32,000,000		Citibank NA, New York, 0.270%—0.280%, 8/16/2013 - 9/26/2013	32,000,000
55,000,000		Credit Agricole Corporate and Investment Bank, 0.270%—0.290%, 9/20/2013 - 10/3/2013	55,000,000
45,000,000		Credit Suisse, Zurich, 0.260%, 9/9/2013	45,000,000
25,000,000		Deutsche Bank AG, 0.230%, 10/28/2013	25,000,000
40,000,000		JPMorgan Chase Bank, N.A., 0.380%—0.420%, 5/15/2014 - 7/30/2014	40,000,000
40,000,000	[3]	JPMorgan Chase Bank, N.A., 0.392%, 8/21/2013	40,000,000
92,000,000		Mizuho Bank Ltd., 0.220%—0.230%, 8/1/2013 - 10/10/2013	92,000,000
50,000,000	[3]	Royal Bank of Canada, Montreal, 0.310%, 8/1/2013	50,000,000
25,000,000	[3]	Royal Bank of Canada, Montreal, 0.320%, 8/1/2013	25,000,000
49,500,000		Societe Generale, Paris, 0.240%—0.270%, 8/21/2013 - 10/17/2013	49,500,000
Annual Shareholder Report
2

Principal Amount			Value
		Certificates of Deposit—continued
		Finance - Banking—continued
$80,000,000		Standard Chartered Bank PLC, 0.220%, 9/19/2013	$80,000,000
50,000,000		Standard Chartered Bank PLC, 0.260%, 10/28/2013	50,000,000
137,000,000		Sumitomo Mitsui Banking Corp., 0.240%, 9/4/2013 - 10/28/2013	137,000,000
		TOTAL CERTIFICATES OF DEPOSIT	970,600,000
		Collateralized Loan Agreements—10.6%
		Finance - Banking—10.6%
35,000,000		Barclays Capital, Inc., 0.203%—0.710%, 10/21/2013 - 10/29/2013	35,000,000
70,000,000		Citigroup Global Markets, Inc., 0.598%—0.791%, 8/1/2013 - 9/20/2013	70,000,000
8,000,000		Credit Suisse Securities (USA) LLC, 0.679%, 10/21/2013	8,000,000
34,000,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.395%, 8/1/2013	34,000,000
16,000,000		RBC Capital Markets, LLC, 0.264%, 8/14/2013	16,000,000
80,000,000		RBS Securities, Inc., 0.446%, 8/2/2013	80,000,000
35,000,000		Wells Fargo Securities, LLC, 0.355%—0.406%, 9/23/2013 - 10/21/2013	35,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	278,000,000
		Commercial Paper—22.9%[4]
		Finance - Automotive—1.1%
30,000,000		FCAR Owner Trust, (Series A1+/P1), 0.250%, 12/12/2013	29,972,292
		Finance - Banking—9.9%
15,000,000	[1,2,3]	ANZ New Zealand National (Int'l) Ltd., 0.231%, 8/13/2013	15,000,000
7,000,000		BNP Paribas Finance, Inc., 0.260%, 8/5/2013	6,999,798
16,000,000		ICICI Bank Ltd., Bahrain (Series A), (Wells Fargo Bank, N.A. LOC), 0.240%, 8/23/2013	15,997,653
98,600,000		ING (U.S.) Funding LLC, 0.010%—0.230%, 9/16/2013 - 9/20/2013	98,569,397
20,000,000		JPMorgan Chase & Co., 0.300%, 8/5/2013	19,999,333
27,000,000	[1,2]	LMA-Americas LLC, 0.260%—0.270%, 10/3/2013 - 10/24/2013	26,986,974
36,900,000	[1,2]	Mizuho Funding LLC, 0.215%—0.230%, 8/1/2013 - 11/1/2013	36,886,264
30,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.275%, 8/6/2013	29,998,854
10,000,000		Standard Chartered Bank PLC, 0.230%, 11/4/2013	9,993,931
		TOTAL	260,432,204
		Finance - Commercial—1.2%
30,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.240%—0.240%, 9/10/2013 - 10/9/2013	29,987,167
		Finance - Retail—5.4%
50,000,000	[1,2]	Chariot Funding LLC, 0.270%—0.301%, 9/3/2013 - 3/14/2014	49,967,525
92,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.240%—0.301%, 10/1/2013 - 4/11/2014	91,884,371
		TOTAL	141,851,896
Annual Shareholder Report
3

Principal Amount			Value
		Commercial Paper—continued[4]
		Sovereign—5.3%
$59,600,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.250%—0.270%, 10/16/2013 - 1/16/2014	$59,539,706
50,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.275%, 8/30/2013	49,988,923
30,000,000	[1,2]	Erste Abwicklungsanstalt, 0.235%, 9/30/2013	29,988,250
		TOTAL	139,516,879
		TOTAL COMMERCIAL PAPER	601,760,438
		Corporate Bonds—2.5%
		Finance - Banking—0.5%
12,730,000		Bank of Montreal, 1.750%, 4/29/2014	12,851,118
		Finance - Commercial—2.0%
37,500,000	[3]	General Electric Capital Corp., 0.901%, 10/7/2013	37,662,954
7,000,000		General Electric Capital Corp., 0.965%, 4/24/2014	7,036,518
2,500,000		General Electric Capital Corp., 2.100%, 1/7/2014	2,519,077
6,775,000		General Electric Capital Corp., 5.500%, 6/4/2014	7,065,202
		TOTAL	54,283,751
		TOTAL CORPORATE BONDS	67,134,869
		Notes - Variable—9.9%[3]
		Finance - Automotive—1.9%
50,000,000		Toyota Motor Credit Corp., 0.269%, 10/15/2013	50,000,000
		Finance - Banking—6.8%
5,885,000		BJ Financing, LLC, (Series 2007A), (BMO Harris Bank, N.A. LOC), 0.190%, 8/1/2013	5,885,000
3,165,000		CNOS Building LLC, (U.S. Bank, N.A. LOC), 0.900%, 8/7/2013	3,165,000
8,235,000		California Statewide CDA, (Series 2005-B), (Union Bank, N.A. LOC), 0.390%, 8/1/2013	8,235,000
653,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 0.150%, 8/1/2013	653,000
4,055,000		Cunat Capital Corp., Jackson Grove, LLC (Series 2008), (BMO Harris Bank, N.A. LOC), 0.210%, 8/1/2013	4,055,000
4,805,000		Cunat Capital Corp., The Pointe at Cedar Rapids (Series 2007), (BMO Harris Bank, N.A. LOC), 0.200%, 8/1/2013	4,805,000
14,700,000		Illinois Finance Authority, (Series 2009D), (JPMorgan Chase Bank, N.A. LOC), 0.060%, 8/1/2013	14,700,000
25,000,000		Michigan Finance Authority, (Series 2010-A), (Bank of America N.A. LOC), 0.180%, 8/1/2013	25,000,000
10,000,000		Michigan Finance Authority, (Series 2010-C), (Bank of Montreal LOC), 0.160%, 8/1/2013	10,000,000
11,267,000		New Hampshire HEFA, (Royal Bank of Canada, Montreal LOC), 0.150%, 8/1/2013	11,267,000
Annual Shareholder Report
4

Principal Amount		Value
	Notes - Variable—continued[3]
	Finance - Banking—continued
$2,545,000	Overland Park Professional Center LLC, (Series 2004), (U.S. Bank, N.A. LOC), 0.270%, 8/1/2013	$2,545,000
6,735,000	Royal Crest Dairy, Inc., (Series 2011), (U.S. Bank, N.A. LOC), 0.290%, 8/1/2013	6,735,000
25,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-3), (Bank of Montreal LOC), 0.050%, 8/7/2013	25,000,000
19,705,000	Washington State Housing Finance Commission, (Series A), (Wells Fargo Bank, N.A. LOC), 0.060%, 8/1/2013	19,705,000
25,000,000	Wells Fargo Bank, N.A., 0.373%, 9/23/2013	25,000,000
11,055,000	Wisconsin HEFA, (Series 1998 B), (JPMorgan Chase Bank, N.A. LOC), 0.040%, 8/7/2013	11,055,000
	TOTAL	177,805,000
	Finance - Commercial—0.1%
680,000	General Electric Capital Corp., 0.905%, 9/3/2013	683,653
1,397,000	General Electric Capital Corp., 1.273%, 9/23/2013	1,398,663
	TOTAL	2,082,316
	Government Agency—1.1%
10,000,000	Capital Trust Agency, FL, (FNMA LOC), 0.150%, 8/1/2013	10,000,000
1,985,000	Kentucky EDFA, Henderson County Health Care Corp., (FHLB of Cincinnati LOC), 0.390%, 8/1/2013	1,985,000
6,500,000	LP-RE I, LLC, (Series 2011), (FHLB of Dallas LOC), 0.180%, 8/1/2013	6,500,000
7,450,000	Pittsburg Fox Creek Associates L.P., (Series 2011-A), (FHLB of San Francisco LOC), 0.170%, 8/1/2013	7,450,000
4,235,000	Wiz Kidz, LLC & Wiz Biz Holdings, LLC, (Series 2008), (FHLB of Atlanta LOC), 0.286%, 8/1/2013	4,235,000
	TOTAL	30,170,000
	TOTAL NOTES - VARIABLE	260,057,316
	Time Deposit—2.1%
	Finance - Banking—2.1%
55,000,000	Toronto Dominion Bank, 0.090%, 8/1/2013	55,000,000
	Repurchase Agreements—10.7%
30,792,000	Interest in $3,210,000,000 joint repurchase agreement 0.09%, dated 7/31/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,210,008,025 on 8/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $3,274,208,186.	30,792,000
Annual Shareholder Report
5

Principal Amount		Value
	Repurchase Agreements—continued
$250,000,000	Interest in $1,500,000,000 joint repurchase agreement 0.09%, dated 7/31/2013 under which Societe Generale, New York will repurchase securities provided as collateral for $1,500,003,750 on 8/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2043 and the market value of those underlying securities was $1,530,389,631.	$250,000,000
	TOTAL REPURCHASE AGREEMENTS	280,792,000
	TOTAL INVESTMENTS—99.9% (AT AMORTIZED COST)[5]	2,626,846,534
	OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	1,754,862
	TOTAL NET ASSETS—100%	$2,628,601,396
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2013, these restricted securities amounted to $412,536,872, which represented 15.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2013, these liquid restricted securities amounted to $410,229,180, which represented 15.6% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Annual Shareholder Report
6

The following acronyms are used throughout this portfolio:
CDA	—Community Development Authority
EDFA	—Economic Development Finance Authority
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
LOC	—Letter of Credit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.009
Net realized gain on investments	0.000[1]	—	—	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.009
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.009)
Distributions from net realized gain on investments	—	—	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.009)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.86%
Ratios to Average Net Assets:
Net expenses	0.31%	0.39%	0.38%	0.41%	1.11%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.59%
Expense waiver/reimbursement[3]	1.07%	1.02%	1.03%	0.99%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$204,139	$154,982	$125,013	$107,582	$64,652
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.013
Net realized gain on investments	0.000[1]	—	—	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.013
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.013)
Distributions from net realized gain on investments	—	—	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.013)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	1.31%
Ratios to Average Net Assets:
Net expenses	0.31%	0.39%	0.38%	0.43%	0.69%
Net investment income	0.01%	0.01%	0.01%	0.01%	1.32%
Expense waiver/reimbursement[3]	0.67%	0.59%	0.60%	0.54%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,178,445	$2,114,096	$2,203,392	$2,230,852	$2,993,321
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.011
Net realized gain on investments	0.000[1]	—	—	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.011
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.011)
Distributions from net realized gain on investments	—	—	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.011)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	1.15%
Ratios to Average Net Assets:
Net expenses	0.31%	0.39%	0.38%	0.42%	0.85%
Net investment income	0.01%	0.01%	0.01%	0.01%	1.13%
Expense waiver/reimbursement[3]	0.92%	0.84%	0.84%	0.81%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$246,018	$255,293	$291,993	$441,717	$528,757
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Statement of Assets and Liabilities
July 31, 2013
Assets:
Investment in repurchase agreements	$280,792,000
Investment in securities	2,346,054,534
Total investment in securities, at amortized cost and fair value		$2,626,846,534
Income receivable		662,160
Receivable for shares sold		3,543,658
TOTAL ASSETS		2,631,052,352
Liabilities:
Payable for shares redeemed	1,713,643
Bank overdraft	113,085
Income distribution payable	833
Payable for investment adviser fee (Note 5)	24,641
Payable for transfer agent fee	494,835
Payable for Directors'/Trustees' fees (Note 5)	424
Payable for shareholder services fee (Note 5)	1,482
Accrued expenses (Note 5)	102,013
TOTAL LIABILITIES		2,450,956
Net assets for 2,628,583,023 shares outstanding		$2,628,601,396
Net Assets Consist of:
Paid-in capital		$2,628,593,899
Accumulated net realized gain on investments		7,410
Undistributed net investment income		87
TOTAL NET ASSETS		$2,628,601,396
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class R Shares:
$204,138,859 ÷ 204,138,281 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$2,178,444,781 ÷ 2,178,428,027 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$246,017,756 ÷ 246,016,715 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Statement of Operations
Year Ended July 31, 2013
Investment Income:
Interest			$8,461,970
Expenses:
Investment adviser fee (Note 5)		$13,074,205
Administrative fee (Note 5)		2,040,697
Custodian fees		93,530
Transfer agent fee (Note 2)		3,695,899
Directors'/Trustees' fees (Note 5)		15,242
Auditing fees		22,250
Legal fees		7,643
Portfolio accounting fees		186,276
Distribution services fee (Note 5)		1,574,902
Shareholder services fee (Note 5)		5,859,856
Account administration fee (Note 2)		178,843
Share registration costs		104,344
Printing and postage		149,099
Insurance premiums (Note 5)		8,567
Miscellaneous (Note 5)		19,641
TOTAL EXPENSES		27,030,994
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(8,998,845)
Waiver of administrative fee (Note 5)	(4,344)
Waiver of distribution services fee (Note 5)	(1,574,902)
Waiver of shareholder services fee (Note 5)	(5,811,031)
Waiver of account administration fee (Note 2)	(83,166)
Waiver of transfer agent fee (Note 2)	(146,441)
Reimbursement of shareholder services fee (Note 5)	(48,825)
Reimbursement of account administration fee (Note 2)	(95,677)
Reimbursement of transfer agent fee (Note 2 and Note 5)	(2,055,291)
TOTAL WAIVERS AND REIMBURSEMENTS		(18,818,522)
Net expenses			8,212,472
Net investment income			249,498
Net realized gain on investments			7,410
Change in net assets resulting from operations			$256,908
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Statement of Changes in Net Assets
Year Ended July 31	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$249,498	$260,294
Net realized gain on investments	7,410	—
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	256,908	260,294
Distributions to Shareholders:
Distributions from net investment income
Class R Shares	(17,172)	(13,972)
Service Shares	(207,720)	(217,895)
Cash II Shares	(27,600)	(26,795)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(252,492)	(258,662)
Share Transactions:
Proceeds from sale of shares	3,877,551,898	4,401,723,023
Net asset value of shares issued to shareholders in payment of distributions declared	241,596	248,493
Cost of shares redeemed	(3,773,567,818)	(4,498,000,598)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	104,225,676	(96,029,082)
Change in net assets	104,230,092	(96,027,450)
Net Assets:
Beginning of period	2,524,371,304	2,620,398,754
End of period (including undistributed net investment income of $87 and $3,081, respectively)	$2,628,601,396	$2,524,371,304
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Notes to Financial Statements
July 31, 2013
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Automated Cash Management Trust (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class R Shares, Service Shares and Cash II Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which is an agreement between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class R Shares, Service Shares and Cash II Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer agent fees unique to those classes. For the year ended July 31, 2013, transfer agent fees and account administration fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Waived by an Unaffiliated Third Party	Transfer Agent Fees Reimbursed	Account Administration Fees Incurred	Account Administration Fees Waived by an Unaffiliated Third Party	Account Administration Fees Reimbursed
Class R Shares	$500,115	$(146,441)	$(252,303)	$—	$—	$—
Service Shares	2,827,218	—	(1,591,911)	95,677	—	(95,677)
Cash II Shares	368,566	—	(211,077)	83,166	(83,166)	—
TOTAL	$3,695,899	$(146,441)	$(2,055,291)	$178,843	$(83,166)	$(95,677)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at July 31, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
HLSS Servicer Advance Receivables Trust (Series 2012-MM1), Class A, (GTD by Wells Fargo Bank, N.A.), 0.650%, 9/16/2013	9/7/2012	$2,307,692	$2,307,692
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2013		2012
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	197,656,696	$197,656,696	166,601,668	$166,601,668
Shares issued to shareholders in payment of distributions declared	17,059	17,059	13,916	13,916
Shares redeemed	(148,517,590)	(148,517,590)	(136,646,167)	(136,646,167)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	49,156,165	$49,156,165	29,969,417	$29,969,417
Year Ended July 31	2013		2012
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,895,619,414	$2,895,619,414	3,447,425,411	$3,447,425,411
Shares issued to shareholders in payment of distributions declared	200,711	200,711	211,630	211,630
Shares redeemed	(2,831,475,396)	(2,831,475,396)	(3,536,885,915)	(3,536,885,915)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	64,344,729	$64,344,729	(89,248,874)	$(89,248,874)
Year Ended July 31	2013		2012
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	784,275,788	$784,275,788	787,695,944	$787,695,944
Shares issued to shareholders in payment of distributions declared	23,826	23,826	22,947	22,947
Shares redeemed	(793,574,832)	(793,574,832)	(824,468,516)	(824,468,516)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(9,275,218)	$(9,275,218)	(36,749,625)	$(36,749,625)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	104,225,676	$104,225,676	(96,029,082)	$(96,029,082)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2013 and 2012, was as follows:
	2013	2012
Ordinary income	$252,492	$258,662
As of July 31, 2013, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[1]	$7,497
1	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
Annual Shareholder Report
18

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may also voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2013, the Adviser voluntarily waived $8,998,845 of its fee and reimbursed $2,055,291 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2013, FAS waived $4,344 of its fee. The net fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class R Shares and Cash II Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class R Shares	0.50%
Cash II Shares	0.25%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2013, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class R Shares	$880,555	$(880,555)
Cash II Shares	694,347	(694,347)
TOTAL	$1,574,902	$(1,574,902)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Service Shares and Cash II Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $2,381 of Service Fees for the year ended July 31, 2013. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2013, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed	Service Fees Waived by Unaffiliated Third Parties
Service Shares	$5,248,845	$(48,825)	$(5,200,020)
Cash II Shares	611,011	—	(611,011)
TOTAL	$5,859,856	$(48,825)	$(5,811,031)
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class R Shares, Service Shares and Cash II Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.15%, 0.65% and 0.81% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Interfund Transactions
During the year ended July 31, 2013, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $25,000,000 and $6,990,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2013, there were no outstanding loans. During the year ended July 31, 2013, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2013, there were no outstanding loans. During the year ended July 31, 2013, the program was not utilized.
Annual Shareholder Report
21

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF Money market obligations trust AND SHAREHOLDERS OF FEDERATED automated cash management trust:
We have audited the accompanying statement of assets and liabilities of Federated Automated Cash Management Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2013 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Automated Cash Management Trust, a portfolio of Money Market Obligations Trust, at July 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 23, 2013
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2013 to July 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2013	Ending Account Value 7/31/2013	Expenses Paid During Period[1]
Actual:
Class R Shares	$1,000	$1,000.00	$1.39[2]
Service Shares	$1,000	$1,000.00	$1.39[3]
Cash II Shares	$1,000	$1,000.00	$1.39[4]
Hypothetical (assuming a 5% return before expenses):
Class R Shares	$1,000	$1,023.41	$1.40[2]
Service Shares	$1,000	$1,023.41	$1.40[3]
Cash II Shares	$1,000	$1,023.41	$1.40[4]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class R Shares	0.28%
Service Shares	0.28%
Cash II Shares	0.28%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class R Shares current Fee Limit of 1.15% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.70 and $5.76, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.65% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.22 and $3.26, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash II Shares current Fee Limit of 0.81% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.02 and $4.06, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Trust comprised 36 portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
In Memoriam - John F. Cunningham, Independent Trustee
With deep sadness, Federated announces the passing of John F. Cunningham, who served as an independent member of the Board of the Federated Fund Family since 1999. Mr. Cunningham's savvy business acumen and incisive intellect made him a powerful force on the Federated Fund Board. He was an advocate for shareholders and a respected colleague within the Federated family. Mr. Cunningham enjoyed an outstanding career in technology, having served as President and in other Senior Executive positions with leading companies in the industry. Federated expresses gratitude to Mr. Cunningham for his fine contributions as a Board member, colleague and friend. He will be greatly missed.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: October 1999	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, and Associate General Secretary, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh; Board Member, Energy & Mineral Law Foundation.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
Annual Shareholder Report
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler, CPA Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Annual Shareholder Report
29

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Officer since: August 2006 Portfolio Manager since: April 1997	Principal Occupations: Paige M. Wilhelm has been the Fund's Portfolio Manager since April 1997. She is Vice President of the Trust with respect to the Fund. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.
Mark F. Weiss Birth Date: January 8, 1972 Vice President Officer since: June 2012 Portfolio Manager since: September 2011	Principal Occupations: Mark F. Weiss has been the Fund's Portfolio Manager since September 2011. He is a Vice President of the Trust with respect to the Fund. Mr. Weiss joined Federated in 1994 and has been a Vice President of the Fund's Adviser and a Senior Investment Analyst since January 2007. He is responsible for portfolio management and investment research in the fixed-income area concentrating on taxable money market instruments. Mr. Weiss has received the Chartered Financial Analyst designation and holds a B.A. and M.B.A. in Finance from the University of Pittsburgh.
Annual Shareholder Report
30

Evaluation and Approval of Advisory Contract–May 2013
Federated Automated Cash Management Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
Annual Shareholder Report
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The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and
Annual Shareholder Report
34

processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Automated Cash Management Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919783
CUSIP 60934N864
CUSIP 60934N831
25698 (9/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2013
Ticker	AGMXX

Federated Automated Government Money Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2013, the Fund's portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets
Repurchase Agreements	67.7%
U.S. Treasury Securities	32.1%
Other Assets and Liabilities—Net[2]	0.2%
TOTAL	100.0%
At July 31, 2013, the Fund's effective maturity3 schedule was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	67.7%
8-30 Days	4.0%
31-90 Days	8.3%
91-180 Days	11.0%
181 Days or more	8.8%
Other Assets and Liabilities—Net[2]	0.2%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2013
Principal Amount			Value
		Repurchase Agreements—67.7%
$19,000,000	[1]	Interest in $470,000,000 joint repurchase agreement 0.08%, dated 5/20/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $470,095,044 on 8/19/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $479,477,895.	$19,000,000
100,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.07%, dated 7/31/2013 under which Bank of Nova Scotia will repurchase securities provided as collateral for $1,500,002,917 on 8/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2043 and the market value of those underlying securities was $1,530,002,998.	100,000,000
100,000,000		Interest in $2,850,000,000 joint repurchase agreement 0.07%, dated 7/31/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $2,850,005,542 on 8/1/2013. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2022 and the market value of those underlying securities was $2,907,710,607.	100,000,000
216,741,000		Interest in $4,000,000,000 joint repurchase agreement 0.07%, dated 7/31/2013 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,007,778 on 8/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2042 and the market value of those underlying securities was $4,080,007,941.	216,741,000
52,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.02%, dated 7/30/2013 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,003,889 on 8/6/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2043 and the market value of those underlying securities was $1,020,001,227.	52,000,000
49,000,000	[1]	Interest in $1,000,000,000 joint repurchase agreement 0.03%, dated 7/30/2013 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,025,000 on 8/29/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2041 and the market value of those underlying securities was $1,020,413,645.	49,000,000
Annual Shareholder Report
2

Principal Amount			Value
		Repurchase Agreements—continued
$100,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.08%, dated 7/31/2013 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,002,222 on 8/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2022 and the market value of those underlying securities was $1,020,002,267.	$100,000,000
52,000,000	[1]	Interest in $1,183,000,000 joint repurchase agreement 0.04%, dated 7/10/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,183,046,006 on 8/14/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 7/15/2016 and the market value of those underlying securities was $1,206,689,578.	52,000,000
29,000,000	[1]	Interest in $640,000,000 joint repurchase agreement 0.04%, dated 7/15/2013 under which Goldman Sachs & Co. will repurchase a security provided as collateral for $640,024,889 on 8/19/2013. The security provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, was a U.S. Treasury security maturing on 7/15/2023 and the market value of that underlying security was $652,812,371.	29,000,000
100,000,000		Interest in $800,000,000 joint repurchase agreement 0.07%, dated 7/31/2013 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $800,001,556 on 8/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2043 and the market value of those underlying securities was $816,001,617.	100,000,000
4,000,000	[1]	Interest in $600,000,000 joint repurchase agreement 0.05%, dated 7/19/2013 under which RBS Securities, Inc. will repurchase securities provided as collateral for $600,023,333 on 8/16/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 2/29/2020 and the market value of those underlying securities was $612,010,445.	4,000,000
100,000,000		Interest in $2,600,000,000 joint repurchase agreement 0.06%, dated 7/31/2013 under which Royal Bank of Scotland will repurchase securities provided as collateral for $2,600,004,333 on 8/1/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2042 and the market value of those underlying securities was $2,652,001,743.	100,000,000
23,000,000		Interest in $500,000,000 joint repurchase agreement 0.04%, dated 7/30/2013 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $500,003,889 on 8/6/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2030 and the market value of those underlying securities was $510,001,190.	23,000,000
		TOTAL REPURCHASE AGREEMENTS	944,741,000
Annual Shareholder Report
3

Principal Amount			Value
		U.S. TREASURY—32.1%
$16,500,000	[2]	United States Treasury Bills, 0.020%, 8/22/2013	$16,498,749
6,875,000	[2]	United States Treasury Bills, 0.025%, 8/8/2013	6,874,853
71,500,000		United States Treasury Notes, 0.125%—3.125%, 8/31/2013	71,609,563
9,000,000		United States Treasury Notes, 0.125%—3.125%, 9/30/2013	9,028,432
26,350,000		United States Treasury Notes, 0.250%—1.750%, 1/31/2014	26,398,840
32,500,000		United States Treasury Notes, 0.250%—1.875%, 2/28/2014	32,770,768
34,750,000		United States Treasury Notes, 0.250%—2.000%, 11/30/2013	34,889,416
36,000,000		United States Treasury Notes, 0.250%—2.750%, 10/31/2013	36,088,871
24,000,000		United States Treasury Notes, 0.500%—4.250%, 11/15/2013	24,212,543
28,000,000		United States Treasury Notes, 0.500%, 10/15/2013	28,019,018
14,250,000		United States Treasury Notes, 0.625%, 7/15/2014	14,310,073
8,000,000		United States Treasury Notes, 0.750%, 9/15/2013	8,005,625
44,000,000		United States Treasury Notes, 0.750%, 12/15/2013	44,106,864
14,000,000		United States Treasury Notes, 1.000%, 1/15/2014	14,055,600
14,000,000		United States Treasury Notes, 1.250%, 2/15/2014	14,082,158
8,000,000		United States Treasury Notes, 1.250%, 3/15/2014	8,052,921
3,000,000		United States Treasury Notes, 1.250%, 4/15/2014	3,022,436
5,000,000		United States Treasury Notes, 2.250%, 5/31/2014	5,087,020
19,000,000		United States Treasury Notes, 2.625%, 6/30/2014	19,426,599
32,500,000		United States Treasury Notes, 4.250%, 8/15/2013	32,552,147
		TOTAL U.S. TREASURY	449,092,496
		TOTAL INVESTMENTS—99.8% (AT AMORTIZED COST)[3]	1,393,833,496
		OTHER ASSETS AND LIABILITIES - NET—0.2%[4]	2,130,810
		TOTAL NET ASSETS—100%	$1,395,964,306
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Discount rate at time of purchase.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2013.
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4

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
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Financial Highlights
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	—	0.002
Net realized gain on investments	—	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	—	0.000[1]	0.000[1]	0.000[1]	0.002
Less Distributions:
Distributions from net investment income	—	—	—	—	(0.002)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.24%
Ratios to Average Net Assets:
Net expenses	0.14%	0.11%	0.17%	0.21%	0.46%
Net investment income	0.00%	0.00%	0.00%	0.00%	0.23%
Expense waiver/reimbursement[4]	0.83%	0.85%	0.76%	0.75%	0.48%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,395,964	$1,098,524	$794,180	$642,837	$477,651
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
July 31, 2013
Assets:
Investment in repurchase agreements	$944,741,000
Investment in securities	449,092,496
Total investment in securities, at amortized cost and fair value		$1,393,833,496
Income receivable		2,177,250
Receivable for shares sold		123,891
TOTAL ASSETS		1,396,134,637
Liabilities:
Payable for shares redeemed	2,964
Bank overdraft	1,915
Payable to adviser (Note 5)	103,944
Payable for custodian fees	8,330
Payable for transfer agent fee	15,190
Payable for legal fees	396
Payable for portfolio accounting fees	22,370
Payable for shareholder services fee (Note 5)	570
Payable for share registration costs	5,803
Accrued expenses (Note 5)	8,849
TOTAL LIABILITIES		170,331
Net assets for 1,395,966,219 shares outstanding		$1,395,964,306
Net Assets Consist of:
Paid-in capital		$1,395,964,306
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,395,964,306 ÷ 1,395,966,219 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Year Ended July 31, 2013
Investment Income:
Interest			$1,764,211
Expenses:
Investment adviser fee (Note 5)		$6,277,881
Administrative fee (Note 5)		979,854
Custodian fees		55,338
Transfer agent fee		1,402,601
Directors'/Trustees' fees (Note 5)		7,526
Auditing fees		20,249
Legal fees		8,135
Portfolio accounting fees		131,386
Shareholder services fee (Note 5)		2,984,971
Account administration fee		142,765
Share registration costs		33,417
Printing and postage		42,035
Insurance premiums (Note 5)		5,862
Miscellaneous (Note 5)		40,718
TOTAL EXPENSES		12,132,738
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(6,277,881)
Waiver of administrative fee (Note 5)	(1,847)
Waiver of shareholder services fee (Note 5)	(2,984,971)
Waiver of account administration fee (Note 5)	(142,765)
Waiver of transfer agent fee	(461,366)
Reimbursement of other operating expenses (Note 5)	(499,697)
TOTAL WAIVERS AND REIMBURSEMENT		(10,368,527)
Net expenses			1,764,211
Net investment income			$—
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended July 31	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$—	$—
Net realized gain on investments	—	1,352
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	—	1,352
Distributions to Shareholders:
Distributions from net realized gain on investments	(1,351)	(2,333)
Share Transactions:
Proceeds from sale of shares	1,660,226,341	1,791,008,721
Net asset value of shares issued to shareholders in payment of distributions declared	1,275	2,197
Cost of shares redeemed	(1,362,785,878)	(1,486,666,506)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	297,441,738	304,344,412
Change in net assets	297,440,387	304,343,431
Net Assets:
Beginning of period	1,098,523,919	794,180,488
End of period	$1,395,964,306	$1,098,523,919
See Notes which are an integral part of the Financial Statements
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9

Notes to Financial Statements
July 31, 2013
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Automated Government Money Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which is an agreement between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended July 31	2013	2012
Shares sold	1,660,226,341	1,791,008,721
Shares issued to shareholders in payment of distributions declared	1,275	2,197
Shares redeemed	(1,362,785,878)	(1,486,666,506)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	297,441,738	304,344,412
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2013 and 2012, was as follows:
	2013	2012
Ordinary income[1]	$1,351	$2,333
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2013, the Adviser voluntarily waived its entire fee of $6,277,881 and voluntarily reimbursed $499,697 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2013, FAS waived $1,847 of its fee. The net fee paid to FAS was 0.078% of average daily net assets of the Fund.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended July 31, 2013, unaffiliated third-party financial intermediaries waived $2,984,971 of shareholder services fees and $142,765 of account administration fees. These waivers can be modified or terminated at any time.
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Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.59% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) October 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2013, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $164,008,623 and $0, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2013, there were no outstanding loans. During the year ended July 31, 2013, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2013, there were no outstanding loans. During the year ended July 31, 2013, the program was not utilized.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF Money market obligations trust AND SHAREHOLDERS OF FEDERATED automated government money trust:
We have audited the accompanying statement of assets and liabilities of Federated Automated Government Money Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2013, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Automated Government Money Trust, a portfolio of Money Market Obligations Trust, at July 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 23, 2013
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2013 to July 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2013	Ending Account Value 7/31/2013	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.00	$0.55
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.25	$0.55
1	Expenses are equal to the Fund's annualized net expense ratio of 0.11%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current Fee Limit of 0.59% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.93 and $2.96, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Trust comprised 36 portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
In Memoriam - John F. Cunningham, Independent Trustee
With deep sadness, Federated announces the passing of John F. Cunningham, who served as an independent member of the Board of the Federated Fund Family since 1999. Mr. Cunningham's savvy business acumen and incisive intellect made him a powerful force on the Federated Fund Board. He was an advocate for shareholders and a respected colleague within the Federated family. Mr. Cunningham enjoyed an outstanding career in technology, having served as President and in other Senior Executive positions with leading companies in the industry. Federated expresses gratitude to Mr. Cunningham for his fine contributions as a Board member, colleague and friend. He will be greatly missed.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, and Associate General Secretary, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh; Board Member, Energy & Mineral Law Foundation.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
Annual Shareholder Report
21

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler, CPA Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Annual Shareholder Report
22

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: January 1994	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since January 1994. Ms. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Officer since: May 2004 Portfolio Manager since: January 1994	Principal Occupations: Susan R. Hill has been the Fund's Portfolio Manager since January 1994. She is Vice President of the Trust with respect to the Fund. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.
Annual Shareholder Report
23

Evaluation and Approval of Advisory Contract–May 2013
Federated Automated Government Money Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Annual Shareholder Report
24

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Annual Shareholder Report
25

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
Annual Shareholder Report
26

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject,
Annual Shareholder Report
27

which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report
28

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
Annual Shareholder Report
29

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Automated Government Money Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N815
28845 (9/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2013
Ticker	FRFXX

Federated Capital Reserves Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2013, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	37.1%
Bank Instruments	32.3%
Variable Rate Instruments	23.3%
Repurchase Agreement	7.3%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
At July 31, 2013, the Fund's effective maturity4 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	34.1%[5]
8-30 Days	15.9%
31-90 Days	43.4%
91-180 Days	4.1%
181 Days or more	2.5%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
1	Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus and Statement of Additional Information for descriptions of commercial paper, repurchase agreements and bank instruments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Represents less than 0.1%.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
5	Overnight securities comprised 14.2% of the Fund's portfolio.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2013
Principal Amount			Value
		ASSET-BACKED SECURITIES—0.6%
		Finance - Automotive—0.2%
$13,652,056		AmeriCredit Automobile Receivables Trust 2013-3, Class A1, 0.250%, 6/9/2014	$13,652,056
13,690,318		BMW Vehicle Lease Trust 2013-1, Class A1, 0.200%, 1/21/2014	13,690,318
		TOTAL	27,342,374
		Finance - Equipment—0.1%
10,211,253	[1,2]	GreatAmerica Leasing Receivables 2013-1, Class A1, 0.240%, 2/18/2014	10,211,253
		Finance - Retail—0.3%
30,000,000	[1,2]	Holmes Master Issuer PLC 2013-1, Class A1, 0.272%, 4/15/2014	30,000,000
		TOTAL ASSET-BACKED SECURITIES	67,553,627
		BANK NOTE—2.9%
		Banking—2.9%
345,000,000		Bank of America N.A., 0.270% - 0.280%, 8/22/2013—10/17/2013	345,000,000
		CERTIFICATES OF DEPOSIT—32.3%
		Banking—32.3%
575,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.110% - 0.240%, 8/7/2013—10/18/2013	575,000,000
20,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.240%, 10/7/2013	19,991,074
220,000,000		Barclays Bank PLC, 0.230%, 9/27/2013	220,000,000
285,000,000		BNP Paribas SA, 0.260%, 8/1/2013 - 8/15/2013	285,000,000
120,000,000		Citibank NA, New York, 0.280%, 9/26/2013	120,000,000
225,000,000		Credit Agricole Corporate and Investment Bank, 0.270% - 0.290%, 9/20/2013—10/3/2013	225,000,000
90,000,000		Deutsche Bank AG, 0.220% - 0.230%, 8/28/2013—8/29/2013	90,000,000
168,900,000		Fifth Third Bank, Cincinnati, 0.300%, 9/6/2013—10/24/2013	168,900,000
584,000,000		Mizuho Bank Ltd., 0.220% - 0.230%, 8/1/2013—9/20/2013	584,000,000
145,000,000		Natixis, 0.230%, 8/22/2013	145,000,000
275,000,000		Societe Generale, Paris, 0.270% - 0.290%, 8/16/2013—10/31/2013	275,000,000
155,000,000		Standard Chartered Bank PLC, 0.220%, 9/19/2013	155,000,000
350,000,000		Standard Chartered Bank PLC, 0.260%, 10/28/2013	350,000,000
567,000,000		Sumitomo Mitsui Banking Corp., 0.230% - 0.240%, 8/22/2013—11/12/2013	567,000,000
75,000,000		Toronto Dominion Bank, 0.380%, 9/20/2013	75,000,000
		TOTAL CERTIFICATES OF DEPOSIT	3,854,891,074
Annual Shareholder Report
2

Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS—7.7%
		Banking—7.7%
$175,000,000		Barclays Capital, Inc., 0.203% - 0.710%, 10/21/2013—10/29/2013	$175,000,000
360,000,000		Citigroup Global Markets, Inc., 0.548% - 0.791%, 8/1/2013—9/20/2013	360,000,000
225,000,000		Credit Suisse Securities (USA) LLC, 0.223% - 0.679%,8/1/2013—10/21/2013	225,000,000
15,000,000		Deutsche Bank Securities, Inc., 0.497%, 8/1/2013	15,000,000
150,000,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.395% - 0.710%, 8/1/2013—10/21/2013	150,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	925,000,000
		COMMERCIAL PAPER—25.8%[3]
		Aerospace / Auto—0.9%
12,260,000	[1,2]	Daimler Finance NA LLC, (GTD by Daimler AG), 0.270%, 8/9/2013	12,259,265
59,108,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 0.290% - 0.320%, 8/2/2013—9/6/2013	59,099,000
34,420,000	[1,2]	VW Credit, Inc., (GTD by Volkswagen AG), 0.320%, 8/9/2013	34,417,552
		TOTAL	105,775,817
		Banking—12.6%
25,000,000		Barclays US Funding Corp., 0.210%, 10/18/2013	24,988,625
140,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.301%, 4/2/2014—4/14/2014	139,711,333
35,000,000		ICICI Bank Ltd., New York (Series C-BA), (Bank of America N.A. LOC), 0.300%, 9/25/2013	34,983,958
900,000		JPMorgan Chase & Co., 0.230%, 2/3/2014	898,931
140,000,000		JPMorgan Chase & Co., 0.280% - 0.300%, 8/14/2013—9/6/2013	139,973,911
200,000,000		Lloyds TSB Bank PLC, London, 0.095%, 8/7/2013	199,996,833
135,000,000	[1,2]	LMA-Americas LLC, 0.260% - 0.270%, 8/20/2013—10/24/2013	134,944,911
180,000,000	[1,2]	Northern Pines Funding LLC, 0.240%, 9/10/2013	179,952,000
595,000,000		NRW.Bank, 0.090%, 8/6/2013	594,992,563
54,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.290%, 9/3/2013	53,985,645
		TOTAL	1,504,428,710
		Electric Power—0.4%
51,525,000		Virginia Electric & Power Co., 0.280% - 0.290%, 8/21/2013—9/5/2013	51,515,822
		Finance - Automotive—0.1%
15,000,000		FCAR Owner Trust, A1/P1 Series, 0.280%, 8/2/2013	14,999,883
		Finance - Commercial—1.4%
169,000,000	[1,2]	Versailles Commercial Paper LLC, 0.240% - 0.250%, 9/12/2013—10/23/2013	168,932,095
		Finance - Retail—2.5%
220,000,000	[1,2]	Chariot Funding LLC, 0.250% - 0.301%, 10/7/2013—3/25/2014	219,804,357
Annual Shareholder Report
3

Principal Amount			Value
		COMMERCIAL PAPER—continued[3]
		Finance - Retail—continued
$75,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.301%, 3/21/2014—3/25/2014	$74,853,333
		TOTAL	294,657,690
		Miscellaneous—0.1%
6,600,000	[1,2]	Bemis Co., Inc., 0.270% - 0.290%, 8/15/2013—8/16/2013	6,599,244
		Sovereign—7.6%
247,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.250% - 0.270%, 10/16/2013—12/13/2013	246,790,232
165,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.250% - 0.280%, 10/3/2013—10/28/2013	164,912,557
338,000,000	[1,2]	Erste Abwicklungsanstalt, 0.230%, 8/13/2013—8/30/2013	337,952,971
160,000,000	[1,2]	Kells Funding, LLC, 0.240% - 0.260%, 8/15/2013—10/28/2013	159,935,267
		TOTAL	909,591,027
		Utility Gas—0.2%
16,700,000	[1,2]	Northeast Utilities, 0.180%, 8/1/2013	16,700,000
		TOTAL COMMERCIAL PAPER	3,073,200,288
		CORPORATE BONDS—0.1%
		Finance - Commercial—0.1%
5,374,000		General Electric Capital Corp., 1.875%, 9/16/2013	5,383,627
350,000		General Electric Capital Corp., 5.500%, 6/4/2014	364,955
400,000		General Electric Capital Corp., 5.650%, 6/9/2014	417,885
		TOTAL	6,166,467
		Pharmaceuticals and Health Care—0.0%
4,200,000		Sanofi-Aventis SA, 0.586%, 3/28/2014	4,208,752
		TOTAL CORPORATE BONDS	10,375,219
		NOTES-VARIABLE—23.3%[4]
		Banking—21.3%
100,000,000		Australia & New Zealand Banking Group, Melbourne, 0.420%, 1/3/2014	100,000,000
200,000,000		Bank of Montreal, 0.268%, 10/16/2013	200,000,000
75,000,000		Bank of Montreal, 0.273%, 9/12/2013	75,000,000
100,000,000		Bank of Montreal, 0.293%, 9/16/2013	100,000,000
75,000,000		Bank of Montreal, 0.303%, 8/6/2013	75,000,000
20,000,000		Bank of Montreal, 0.305%, 8/15/2013	20,000,000
133,050,000	[1,2]	BlackRock Municipal Income Quality Trust, VMTP Shares (Series T0009), 0.210%, 8/1/2013	133,050,000
56,385,000	[1,2]	BlackRock MuniHoldings Fund, Inc., VMTP Shares (Series T0017), 0.210%, 8/1/2013	56,385,000
34,140,000	[1,2]	BlackRock MuniHoldings Quality Fund, Inc., VMTP Shares (Series T0019), 0.100%, 8/1/2013	34,140,000
Annual Shareholder Report
4

Principal Amount			Value
		NOTES-VARIABLE—continued[4]
		Banking—continued
$113,000,000	[1,2]	Blackrock MuniYield Quality Fund II, Inc., VMTP Shares (Series T0012), 0.210%, 8/1/2013	$113,000,000
20,000,000	[1,2]	BlackRock Strategic Municipal Trust, VMTP Shares (Series T0015), 0.160%, 8/1/2013	20,000,000
36,750,000		Brazos River Authority, TX, (Series 2001I), (Citibank NA, New York LOC), 0.220%, 8/7/2013	36,750,000
80,000,000		Canadian Imperial Bank of Commerce, 0.311%, 8/26/2013	80,000,000
5,160,000		Capital Markets Access Co. LC, ECO Stonecrest, LLC. Series 2006, (SunTrust Bank LOC), 0.230%, 8/7/2013	5,160,000
23,200,000		Carew Realty, Inc., Series 2012, (Fifth Third Bank, Cincinnati LOC), 0.320%, 8/1/2013	23,200,000
5,300,000		Cincinnati Hills Christian Academy, Inc., Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.220%, 8/1/2013	5,300,000
54,575,000		Goldleaf Mortgage LLC, Series 2007-A, (BMO Harris Bank, N.A. LOC), 0.190%, 8/1/2013	54,575,000
5,025,000		Green Knight Economic Development Corp., Series 2004, (Fulton Bank, N.A. LOC), 1.650%, 8/1/2013	5,025,000
9,735,950		Herman & Kittle Capital, LLC, Series 2005, (Fifth Third Bank, Cincinnati LOC), 0.320%, 8/1/2013	9,735,950
10,000,000	[1,2]	Illinois State, Taxable PUTTERs (Series SGT01), 0.140%, 8/1/2013	10,000,000
75,000,000		JPMorgan Chase Bank, N.A., 0.392%, 8/21/2013	75,000,000
15,020,000		Madison Hotel Investors I LLC, Series 2005 B, (BMO Harris Bank, N.A. LOC), 0.190%, 8/1/2013	15,020,000
9,645,000		Maryland State EDC, Human Genome Sciences Series 1999-B, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 8/6/2013	9,645,000
7,000,000		Maryland State EDC, Series 2001A Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 8/6/2013	7,000,000
11,800,000		Massachusetts IFA, (Series 1992B), 0.400%, 8/9/2013	11,800,000
25,000,000		Michigan Finance Authority, Series 2010-B, (PNC Bank, N.A. LOC), 0.160%, 8/1/2013	25,000,000
12,600,000		Mississippi Business Finance Corp., Dollar Tree Distribution, Inc. Series 1998, (Wells Fargo Bank, N.A. LOC), 0.190%, 8/1/2013	12,600,000
4,340,000		New Hampshire Business Finance Authority, Seacoast Health 1998B, (RBS Citizens Bank N.A. LOC), 0.490%, 8/1/2013	4,340,000
21,285,000		New York City Housing Development Corp., Series 2009 A2, (RBS Citizens Bank N.A. LOC), 0.150%, 8/7/2013	21,285,000
64,305,000		New York City Housing Development Corp., Series 2009-A1, (RBS Citizens Bank N.A. LOC), 0.140%, 8/7/2013	64,305,000
76,200,000		New York City Housing Development Corp., Series 2010-A1, (RBS Citizens Bank N.A. LOC), 0.160%, 8/7/2013	76,200,000
19,450,000		New York City Housing Development Corp., Series 2010-A2, (RBS Citizens Bank N.A. LOC), 0.150%, 8/7/2013	19,450,000
Annual Shareholder Report
5

Principal Amount			Value
		NOTES-VARIABLE—continued[4]
		Banking—continued
$67,500,000	[1,2]	Nuveen Insured Tax-Free Advantage Municipal Fund, VMTP Shares (Series 2014), 0.190%, 8/1/2014	$67,500,000
3,045,000		Pennsylvania Community Behavioral Healthcare Cooperative, Series 2006, (Fulton Bank, N.A. LOC), 1.650%, 8/1/2013	3,045,000
15,775,000		Pineview Estates LC, Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.290%, 8/1/2013	15,775,000
100,000,000		PNC Bank, N.A., 0.497%, 9/20/2013	100,000,000
7,725,000		R.W. Sidley, Inc., Series 2005, (Fifth Third Bank, Cincinnati LOC), 0.320%, 8/1/2013	7,725,000
150,000,000		Royal Bank of Canada, Montreal, 0.290%, 8/1/2013	150,000,000
200,000,000		Royal Bank of Canada, Montreal, 0.300%, 8/1/2013	200,000,000
3,095,000		San Francisco, CA City & County Airport Commission, (Series 2010 A-2), (JPMorgan Chase Bank, N.A. LOC), 0.050%, 8/7/2013	3,095,000
9,290,000	[1,2]	Springfield Surgical Properties LLC, Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.320%, 8/1/2013	9,290,000
18,000,000		Toronto Dominion Bank, 0.241%, 8/15/2013	18,000,000
100,000,000		Toronto Dominion Bank, 0.266%, 10/22/2013	100,000,000
364,580,000		Wells Fargo Bank, N.A., 0.373%, 9/23/2013	364,580,000
3,005,000	[1,2]	Yonkers, NY IDA, Salgra Realty, LLC Series 2006, (TD Bank, N.A. LOC), 0.040%, 8/1/2013	3,005,000
		TOTAL	2,539,980,950
		Finance - Commercial—0.7%
50,000,000	[1,2]	Fairway Finance Co. LLC, 0.245%, 10/4/2013	50,000,000
12,700,000		General Electric Capital Corp., 0.272%, 9/20/2013	12,698,226
4,890,000		Woodgrain Millwork, Inc., Series 2004, (General Electric Capital Corp. LOC), 0.220%, 8/1/2013	4,890,000
14,700,000	[1,2]	Ziegler Realty, (General Electric Capital Corp. LOC), 0.250%, 8/1/2013	14,700,000
4,135,000	[1,2]	Ziegler Realty, Series 2008, (General Electric Capital Corp. LOC), 0.250%, 8/1/2013	4,135,000
		TOTAL	86,423,226
		Government Agency—0.0%
700,000		Frogtown LLC, Series 2004, (Federal Home Loan Bank of Cincinnati LOC), 0.380%, 8/1/2013	700,000
		Metals—0.8%
19,000,000		Berkeley County, SC IDB, (Series 1998), (Nucor Corp.), 0.290%, 8/7/2013	19,000,000
34,700,000		Hertford County, NC Industrial Facilities & Pollution Control Financing Authority, (Series 2000A), (Nucor Corp.), 0.380%, 8/7/2013	34,700,000
17,600,000		Memphis-Shelby County, TN Industrial Development Board—PCRBs, (Series 2007), (Guaranteed by Nucor Corp.), 0.390%, 8/7/2013	17,600,000
Annual Shareholder Report
6

Principal Amount			Value
		NOTES-VARIABLE—continued[4]
		Metals—continued
$750,000		St. James Parish, LA, (Series 2010A-1), (Guaranteed by Nucor Corp.), 0.340%, 8/7/2013	$750,000
20,000,000		St. James Parish, LA, (Series 2010B-1), (Guaranteed by Nucor Corp.), 0.370%, 8/7/2013	20,000,000
		TOTAL	92,050,000
		Oil & Oil Finance—0.5%
53,700,000	[1,2]	Devon Energy Corp., 0.340%, 3/25/2014	53,700,000
		TOTAL NOTES-VARIABLE	2,772,854,176
		REPURCHASE AGREEMENTS—7.3%
90,434,000		Interest in $750,000,000 joint repurchase agreement 0.09%, dated 7/31/2013 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $750,001,875 on 8/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 5/15/2053 and the market value of those underlying securities was $767,359,115.	90,434,000
500,000,000		Interest in $1,350,000,000 joint repurchase agreement 0.10%, dated 7/31/2013 under which Deutsche Bank Securities, Inc. will repurchase the securities provided as collateral for $1,350,003,750 on 8/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/01/2043 and the market value of those underlying securities was $1,377,003,825.	500,000,000
277,444,000		Interest in $2,158,000,000 joint repurchase agreement 0.09%, dated 7/31/2013 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $2,158,005,395 on 8/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2043 and the market value of those underlying securities was $2,203,507,726.	277,444,000
		TOTAL REPURCHASE AGREEMENTS	867,878,000
		TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	11,916,752,384
		OTHER ASSETS AND LIABILITIES—0.0%[6]	1,457,342
		TOTAL NET ASSETS—100%	$11,918,209,726
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2013, these liquid restricted securities amounted to $2,565,980,370, which represented 21.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2013, these liquid restricted securities amounted to $2,565,980,370, which represented 21.5% of total net assets.
Annual Shareholder Report
7

3	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.
4	Floating rate note with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
EDC	—Economic Development Corporation
GTD	—Guaranteed
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IFA	—Industrial Finance Authority
LOC	—Letter of Credit
PCRBs	—Pollution Control Revenue Bonds
PUTTERs	—Puttable Tax-Exempt Receipts
VMTP	—Variable Rate Municipal Term Preferred
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Financial Highlights
(For a Share Outstanding Throughout Each Period)
Year Ended July 31,	2013	2012	2011	2010	2009
Net Asset Value Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	—	—	0.000[1]	0.010
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.010
Less Distributions:
Distributions from net investment income	—	—	—	(0.000)[1]	(0.010)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.010)
Net Asset Value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	1.05%
Ratios to Average Net Assets:
Net Expenses	0.32%	0.40%	0.39%[4]	0.46%[4]	1.03%[4]
Net investment income	0.00%	0.00%	0.00%	0.00%[3]	1.01%
Expense waiver/reimbursement[5]	0.99%	0.93%	0.93%	0.87%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,918,210	$10,720,892	$10,912,831	$10,735,359	$10,574,594
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.39%, 0.46%, and 1.03% for the years ended July 31, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Statement of Assets and Liabilities
July 31, 2013
Assets:
Total investment in securities, at amortized cost and fair value		$11,916,752,384
Income receivable		2,646,674
Receivable for shares sold		390
TOTAL ASSETS		11,919,399,448
Liabilities:
Bank overdraft	$521
Payable for shares redeemed	25
Payable for transfer agent fee	1,035,042
Payable for custodian fees	107,261
Payable to adviser (Note 5)	17,350
Accrued expenses (Note 5)	29,523
TOTAL LIABILITIES		1,189,722
Net assets for 11,918,211,526 shares outstanding		$11,918,209,726
Net Assets Consist of:
Paid-in capital		$11,918,198,971
Accumulated net realized gain on investments		10,755
TOTAL NET ASSETS		$11,918,209,726
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$11,918,209,726 ÷ 11,918,211,526 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Statement of Operations
Year Ended July 31, 2013
Investment Income:
Interest			$37,130,991
Expenses:
Investment adviser fee (Note 5)		$34,476,043
Administrative fee (Note 5)		8,968,499
Custodian fees		337,979
Transfer agent fee		11,550,438
Directors'/Trustees' fees (Note 5)		61,404
Auditing fees		22,251
Legal fees		7,634
Distribution services fee (Note 5)		63,206,078
Shareholder services fee (Note 5)		28,730,035
Portfolio accounting fees		175,000
Share registration costs		2,764,475
Printing and postage		752,173
Insurance premiums (Note 5)		23,422
Miscellaneous (Note 5)		31,978
TOTAL EXPENSES		151,107,409
Waivers (Note 5):
Waiver of investment adviser fee	$(24,298,339)
Waiver of administrative fee	(18,392)
Waiver of distribution services fee	(60,929,652)
Waiver of shareholder services fee	(28,730,035)
TOTAL WAIVERS		(113,976,418)
Net expenses			37,130,991
Net investment income			—
Net realized gain on investments			21,145
Change in net assets resulting from operations			$21,145
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Statement of Changes in Net Assets
Year Ended July 31	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$—	$—
Net realized gain on investments	21,145	29,766
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	21,145	29,766
Distribution to Shareholders:
Distributions from net realized gain on investments	(39,902)	(3,212)
Share Transactions:
Proceeds from sale of shares	5,084,239,118	4,366,525,061
Net asset value of shares issued to shareholders in payment of distributions declared	38,385	3,126
Cost of shares redeemed	(3,886,941,142)	(4,558,493,581)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,197,336,361	(191,965,394)
Change in net assets	1,197,317,604	(191,938,840)
Net Assets:
Beginning of Period	10,720,892,122	10,912,830,962
End of Period	$11,918,209,726	$10,720,892,122
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Notes to Financial Statements
July 31, 2013
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Capital Reserves Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”), and certain of the Adviser's affiliated companies determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those
Annual Shareholder Report
13

terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which is an agreement between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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14

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended July 31	2013	2012
Shares sold	5,084,239,118	4,366,525,061
Shares issued to shareholders in payment of distributions declared	38,385	3,126
Shares redeemed	(3,886,941,142)	(4,558,493,581)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	1,197,336,361	(191,965,394)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2013 and 2012, was as follows:
	2013	2012
Ordinary Income[1]	$39,902	$3,212
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

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15

As of July 31, 2013, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$10,755
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2013 the Adviser voluntarily waived $24,298,339 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2013, FAS waived $18,392 of its fee. The net fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.55% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2013, FSC waived $60,929,652 of it's fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2013, FSC retained $39,459 of fees paid by the Fund.
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16

Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2013, unaffiliated third-party financial intermediaries waived the entire $28,730,035 of Service Fees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction for Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2013, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $0 and $51,700,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which is due course are reimbursed by the Fund.
6. CONCENTRATION OF RISK
A substantial portion of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2013, there were no outstanding loans. During the year ended July 31, 2013, the Fund did not utilize the LOC.
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8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2013, there were no outstanding loans. During the year ended July 31, 2013, the program was not utilized.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST
AND SHAREHOLDERS OF FEDERATED CAPITAL RESERVES FUND:
We have audited the accompanying statement of assets and liabilities of Federated Capital Reserves Fund (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2013, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Capital Reserves Fund, a portfolio of Money Market Obligations Trust, at July 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 23, 2013
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2013 to July 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2013	Ending Account Value 7/31/2013	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.00	$1.39
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.41	$1.40
1	Expenses are equal to the Fund's annualized net expense ratio of 0.28%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current Fee Limit of 1.02% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.06 and $5.11, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Trust comprised 36 portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
In Memoriam - John F. Cunningham, Independent Trustee
With deep sadness, Federated announces the passing of John F. Cunningham, who served as an independent member of the Board of the Federated Fund Family since 1999. Mr. Cunningham's savvy business acumen and incisive intellect made him a powerful force on the Federated Fund Board. He was an advocate for shareholders and a respected colleague within the Federated family. Mr. Cunningham enjoyed an outstanding career in technology, having served as President and in other Senior Executive positions with leading companies in the industry. Federated expresses gratitude to Mr. Cunningham for his fine contributions as a Board member, colleague and friend. He will be greatly missed.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, and Associate General Secretary, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh; Board Member, Energy & Mineral Law Foundation.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler, CPA Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Paige M. Wilhelm Birth Date: May 28, 1962 Vice President Officer since: August 2006 Portfolio Manager since: December 2009	Principal Occupations: Paige M. Wilhelm has been the Fund's Portfolio Manager since December 2009. She is Vice President of the Trust with respect to the Fund. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.
Mark F. Weiss Birth Date: January 8, 1972 Vice President Officer since: June 2012 Portfolio Manager since: September 2011	Principal Occupations: Mark F. Weiss has been the Fund's Portfolio Manager since September 2011. He is Vice President of the Trust with respect to the Fund. Mr. Weiss joined Federated in 1994 and has been a Vice President of the Fund's Adviser and a Senior Investment Analyst since January 2007. He is responsible for portfolio management and investment research in the fixed-income area concentrating on taxable money market instruments. Mr. Weiss has received the Chartered Financial Analyst designation and holds a B.A. and M.B.A. in Finance from the University of Pittsburgh.
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Evaluation and Approval of Advisory Contract–May 2013
Federated Capital Reserves Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
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The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and
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processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Capital Reserves Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919304
41050 (9/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2013
Ticker	GRFXX

Federated Government Reserves Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2013, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	57.0%
U.S. Government Agency Securities	42.9%
U.S. Treasury Securities	1.2%
Other Assets and Liabilities—Net[2]	(1.1)%
TOTAL	100.0%
At July 31, 2013, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	64.9%
8-30 Days	9.1%
31-90 Days	7.9%
91-180 Days	8.4%
181 Days or more	10.8%
Other Assets and Liabilities—Net[2]	(1.1)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
July 31, 2013
Principal Amount			Value
		GOVERNMENT AGENCIES—42.9%
$15,000,000	[1]	Federal Farm Credit System Discount Notes, 0.040%, 8/16/2013	$14,999,750
475,820,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.122% - 0.290%, 8/1/2013 - 9/20/2013	475,852,592
124,389,000		Federal Farm Credit System Notes, 0.150% - 1.125%, 10/9/2013 - 6/24/2014	124,593,689
312,600,000	[1]	Federal Home Loan Bank System Discount Notes, 0.020% - 0.150%, 8/7/2013 - 1/29/2014	312,511,228
316,600,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.130% - 0.200%, 8/1/2013 - 8/26/2013	316,565,408
2,222,560,000		Federal Home Loan Bank System Notes, 0.100% - 5.125%, 8/2/2013 - 8/22/2014	2,222,920,651
286,509,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 0.090% - 0.150%, 9/3/2013 - 1/6/2014	286,435,138
229,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.165%, 8/5/2013	228,991,057
234,365,000		Federal Home Loan Mortgage Corp. Notes, 0.100% - 0.625%, 10/15/2013 - 4/28/2014	234,506,796
78,000,000	[1]	Federal National Mortgage Association Discount Notes, 0.150%, 9/3/2013	77,989,275
517,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.155% - 0.330%, 8/1/2013 - 8/27/2013	516,931,062
342,808,000		Federal National Mortgage Association Notes, 0.500% - 4.625%, 8/9/2013 - 6/27/2014	344,174,979
		TOTAL GOVERNMENT AGENCIES	5,156,471,625
		U.S. TREASURY—1.2%
115,000,000		United States Treasury Note, 0.250%, 6/30/2014	115,088,220
30,000,000		United States Treasury Note, 0.500%, 11/15/2013	30,024,695
		TOTAL U.S. TREASURY	145,112,915
		REPURCHASE AGREEMENTS—57.0%
850,000,000		Interest in $1,350,000,000, joint repurchase agreement 0.10%, dated 7/31/2013 under which Deutsche Bank Securities, Inc. will repurchase the securities provided as collateral for $1,350,003,750 on 8/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2043 and the market value of those underlying securities was $1,377,003,825.	850,000,000
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Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$1,880,556,000	Interest in $2,158,000,000, joint repurchase agreement 0.09%, dated 7/31/2013 under which Wells Fargo Securities, LLC will repurchase the securities provided as collateral for $2,158,005,395 on 8/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2043 and the market value of those underlying securities was $2,203,507,726.	$1,880,556,000
655,250,000	Interest in $750,000,000, joint repurchase agreement 0.09%, dated 7/31/2013 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $750,001,875 on 8/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 12/15/2054 and the market value of those underlying securities was $767,359,115.	655,250,000
189,000,000	Repurchase agreement 0.04%, dated 7/26/2013 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $189,001,470 on 8/2/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 5/23/2023 and the market value of those underlying securities was $192,781,374.	189,000,000
245,000,000	Repurchase agreement 0.04%, dated 7/26/2013 under which Goldman Sachs & Co. will repurchase the securities provided as collateral for $245,001,906 on 8/2/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2043 and the market value of those underlying securities was $249,986,416.	245,000,000
98,000,000	Repurchase agreement 0.05%, dated 7/29/2013 under which Goldman Sachs & Co. will repurchase the securities provided as collateral for $98,000,953 on 8/5/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 6/20/2042 and the market value of those underlying securities was $99,960,417.	98,000,000
797,000,000	Repurchase agreement 0.06%, dated 7/30/2013 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $797,009,298 on 8/6/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2043 and the market value of those underlying securities was $815,320,438.	797,000,000
261,000,000	Repurchase agreement 0.06%, dated 7/30/2013 under which Goldman Sachs & Co. will repurchase the securities provided as collateral for $261,003,045 on 8/6/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2043 and the market value of those underlying securities was $266,394,726.	261,000,000
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Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$133,000,000	[3]	Repurchase agreement 0.07%, dated 7/22/2013 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $133,023,534 on 10/21/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2043 and the market value of those underlying securities was $136,655,528.	$133,000,000
23,000,000		Repurchase agreement 0.07%, dated 7/31/2013 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $23,000,045 on 8/1/2013. The security provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, was a U.S. Government Agency security with a maturity of 5/15/2038 and the market value of the underlying security was $23,460,142.	23,000,000
47,000,000		Repurchase agreement 0.07%, dated 7/31/2013 under which Goldman Sachs & Co. will repurchase the securities provided as collateral for $47,000,640 on 8/7/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2043 and the market value of those underlying securities was $47,940,094.	47,000,000
194,000,000	[3]	Repurchase agreement 0.08%, dated 7/15/2013 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $194,025,867 on 9/13/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/15/2041 and the market value of those underlying securities was $199,827,549.	194,000,000
389,000,000	[3]	Repurchase agreement 0.08%, dated 7/15/2013 under which Deutsche Bank Securities, Inc. will repurchase the securities provided as collateral for $389,025,933 on 8/14/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/15/2048 and the market value of those underlying securities was $400,069,497.	389,000,000
105,000,000	[3]	Repurchase agreement 0.08%, dated 7/3/2013 under which Merrill Lynch, Pierce, Fenner & Smith, Inc. will repurchase the securities provided as collateral for $105,007,000 on 8/2/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/15/2016 and the market value of those underlying securities was $107,106,932.	105,000,000
150,000,000		Repurchase agreement 0.08%, dated 7/31/2013 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $150,000,333 on 8/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2043 and the market value of those underlying securities was $154,443,438.	150,000,000
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Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$149,000,000	[3]	Repurchase agreement 0.09%, dated 6/24/2013 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $149,033,898 on 9/23/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2043 and the market value of those underlying securities was $153,132,583.	$149,000,000
250,000,000		Repurchase agreement 0.09%, dated 7/31/2013 under which Deutsche Bank Securities, Inc. will repurchase the securities provided as collateral for $250,000,625 on 8/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/15/2015 and the market value of those underlying securities was $255,000,695.	250,000,000
339,000,000	[3]	Repurchase agreement 0.10%, dated 5/20/2013 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $339,085,692 on 8/19/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $346,352,442.	339,000,000
97,000,000	[3]	Repurchase agreement 0.10%, dated 5/21/2013 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $97,024,519 on 8/20/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/15/2043 and the market value of those underlying securities was $99,929,982.	97,000,000
		TOTAL REPURCHASE AGREEMENTS	6,851,806,000
		TOTAL INVESTMENTS—101.1% (AT AMORTIZED COST)[4]	12,153,390,540
		OTHER ASSETS AND LIABILITIES - NET—(1.1)%[5]	(126,862,935)
		TOTAL NET ASSETS—100%	$12,026,527,605
1	Discount rate at time of purchase.
2	Floating rate notes with current rate and next reset date shown.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2013.
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Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
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Financial Highlights
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	—	—	0.000[1]	0.004
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.004
Less Distributions:
Distributions from net investment income	—	—	(0.000)[1]	—	(0.004)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.43%
Ratios to Average Net Assets:
Net expenses	0.18%	0.17%	0.21%	0.27%[4]	0.85%[4]
Net investment income	0.00%	0.00%	0.00%	0.00%[3]	0.41%
Expense waiver/reimbursement[5]	1.12%	1.12%	1.09%	1.03%	0.48%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,026,528	$11,201,045	$10,917,384	$10,934,937	$12,545,150
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.27% and 0.85% for the years ended July 31, 2010 and 2009, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
July 31, 2013
Assets:
Investments in repurchase agreements	$6,851,806,000
Investments in securities	5,301,584,540
Total investment in securities, at amortized cost and fair value		$12,153,390,540
Income receivable		4,421,064
TOTAL ASSETS		12,157,811,604
Liabilities:
Bank overdraft	46,136
Payable for investments purchased	130,000,000
Payable to adviser (Note 5)	881,464
Accrued expenses (Note 5)	356,399
TOTAL LIABILITIES		131,283,999
Net assets for 12,026,527,518 shares outstanding		$12,026,527,605
Net Assets Consist of:
Paid-in capital		$12,026,526,388
Accumulated net realized gain on investments		1,217
TOTAL NET ASSETS		$12,026,527,605
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$12,026,527,605 ÷ 12,026,527,518 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Year Ended July 31, 2013
Investment Income:
Interest			$20,380,067
Expenses:
Investment adviser fee (Note 5)		$34,759,761
Administrative fee (Note 5)		9,042,475
Custodian fees		317,345
Transfer agent fee		11,644,001
Directors'/Trustees' fees (Note 5)		66,780
Auditing fees		22,250
Legal fees		7,634
Distribution services fee (Note 5)		63,726,228
Shareholder services fee (Note 5)		28,966,467
Portfolio accounting fees		175,000
Share registration costs		359,210
Printing and postage		905,235
Insurance premiums (Note 5)		24,048
Miscellaneous (Note 5)		32,999
TOTAL EXPENSES		150,049,433
Waivers:
Waiver of investment adviser fee (Note 5)	$(34,432,632)
Waiver of administrative fee (Note 5)	(19,012)
Waiver of distribution services fee (Note 5)	(63,726,228)
Waiver of shareholder services fee (Note 5)	(28,966,467)
Waiver of transfer agent fee	(2,525,027)
TOTAL WAIVERS		(129,669,366)
Net expenses			20,380,067
Net investment income			—
Net realized gain on investments			1,590
Change in net assets resulting from operations			$1,590
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended July 31	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$—	$—
Net realized gain on investments	1,590	533
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,590	533
Distribution to Shareholders:
Distributions from net realized gain on investments	(906)	(29,961)
Share Transactions:
Proceeds from sale of shares	5,763,835,612	5,249,858,872
Net asset value of shares issued to shareholders in payment of distributions declared	896	29,314
Cost of shares redeemed	(4,938,354,601)	(4,966,197,708)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	825,481,907	283,690,478
Change in net assets	825,482,591	283,661,050
Net Assets:
Beginning of Period	11,201,045,014	10,917,383,964
End of Period	$12,026,527,605	$11,201,045,014
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
July 31, 2013
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Government Reserves Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those
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terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which is an agreement between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2013	2012
Shares sold	5,763,835,612	5,249,858,872
Shares issued to shareholders in payment of distributions declared	896	29,314
Shares redeemed	(4,938,354,601)	(4,966,197,708)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	825,481,907	283,690,478
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2013 and 2012, was as follows:
	2013	2012
Ordinary Income[1]	$906	$29,961
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of July 31, 2013, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$1,217
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2013 the Adviser voluntarily waived $34,432,632 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2013, FAS waived $19,012 of its fee. The net fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.55% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2013, FSC waived its entire fee of $63,726,228. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2013, unaffiliated third-party financial intermediaries waived the entire $28,966,467 of Service Fees.
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Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction for Fund expenses reflected in the financial highlights will be maintained in the future. The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Shares (after the voluntary waivers and reimbursements) will not exceed 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2013, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,709,284,697 and $0, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2013, there were no outstanding loans. During the year ended July 31, 2013, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2013, there were no outstanding loans. During the year ended July 31, 2013, the program was not utilized.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF Money Market Obligations trust AND SHAREHOLDERS OF federated government reserves fund:
We have audited the accompanying statement of assets and liabilities of Federated Government Reserves Fund (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2013, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Government Reserves Fund, a portfolio of Money Market Obligations Trust, at July 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 23, 2013
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2013 to July 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2013	Ending Account Value 7/31/2013	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.00	$0.69
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.10	$0.70
1	Expenses are equal to the Fund's annualized net expense ratio of 0.14%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current Fee Limit of 1.02% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.06 and $5.11, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Trust comprised 36 portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
In Memoriam - John F. Cunningham, Independent Trustee
With deep sadness, Federated announces the passing of John F. Cunningham, who served as an independent member of the Board of the Federated Fund Family since 1999. Mr. Cunningham's savvy business acumen and incisive intellect made him a powerful force on the Federated Fund Board. He was an advocate for shareholders and a respected colleague within the Federated family. Mr. Cunningham enjoyed an outstanding career in technology, having served as President and in other Senior Executive positions with leading companies in the industry. Federated expresses gratitude to Mr. Cunningham for his fine contributions as a Board member, colleague and friend. He will be greatly missed.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, and Associate General Secretary, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh; Board Member, Energy & Mineral Law Foundation.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler, CPA Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: December 2009	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since December 2009. Ms. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Officer since: May 2004 Portfolio Manager since: December 2004	Principal Occupations: Susan R. Hill has been the Fund's Portfolio Manager since December 2004. She is Vice President of the Trust with respect to the Fund. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.
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Evaluation and Approval of Advisory Contract–May 2013
Federated Government Reserves Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
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The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and
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processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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29

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
Annual Shareholder Report
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Government Reserves Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919205
33543 (9/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2013
Ticker	FMTXX

Federated Master Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2013, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	52.0%
Bank Instruments	35.2%
Variable Rate Instruments	4.5%
Repurchase Agreement	10.2%
Other Assets and Liabilities—Net[2]	(1.9)%
TOTAL	100.0%
At July 31, 2013, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	36.8%[4]
8-30 Days	21.6%
31-90 Days	37.0%
91-180 Days	2.7%
181 Days or more	3.8%
Other Assets and Liabilities—Net[2]	(1.9)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes include an asset-backed security, bank note, collateralized loan agreements, commercial paper and corporate bonds with interest rates that are fixed or that reset periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 14.3% of the Fund's portfolio.
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1

Portfolio of Investments
July 31, 2013
Principal Amount			Value
		Asset-Backed Security—0.9%
		Finance - Retail—0.9%
$1,000,000	[1,2,3]	Holmes Master Issuer PLC 2013-1, Class A1, 0.272%, 8/15/2013	$1,000,000
		Bank Note—4.6%
		Finance - Banking—4.6%
5,000,000		Bank of America N.A., 0.270%, 9/4/2013 - 10/17/2013	5,000,000
		Certificates of Deposit—35.2%
		Finance - Banking—35.2%
2,900,000		BNP Paribas SA, 0.260%, 8/2/2013	2,900,000
2,000,000	[3]	Bank of Montreal, 0.305%, 8/15/2013	2,000,000
1,000,000		Bank of Montreal, 0.380%, 10/15/2013	1,000,000
2,000,000		Bank of Nova Scotia, Toronto, 0.250%, 1/6/2014	2,000,000
2,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.240%, 8/27/2013	2,000,000
2,000,000	[3]	Canadian Imperial Bank of Commerce, 0.311%, 8/27/2013	2,000,000
3,000,000		Citibank NA, New York, 0.270% - 0.280%, 8/16/2013 - 9/26/2013	3,000,000
1,000,000		Credit Agricole Corporate and Investment Bank, 0.260%, 10/9/2013	1,000,000
4,000,000		Credit Suisse, Zurich, 0.250%, 9/13/2013	4,000,143
1,000,000		Deutsche Bank AG, 0.230%, 8/29/2013	1,000,000
3,000,000	[3]	JPMorgan Chase Bank, N.A., 0.392%, 8/21/2013	3,000,000
4,000,000		Mizuho Bank Ltd., 0.220% - 0.230%, 8/1/2013 - 9/20/2013	4,000,000
2,000,000	[3]	Royal Bank of Canada, Montreal, 0.310%, 8/1/2013	2,000,000
3,400,000		Societe Generale, Paris, 0.270% - 0.290%, 8/21/2013 - 10/31/2013	3,400,000
3,000,000		Sumitomo Mitsui Banking Corp., 0.240%, 10/7/2013 - 10/11/2013	3,000,000
2,000,000	[3]	Toronto Dominion Bank, 0.241%, 8/15/2013	2,000,000
		TOTAL CERTIFICATES OF DEPOSIT	38,300,143
		Collateralized Loan Agreements—16.6%
		Finance - Banking—16.6%
5,000,000		Barclays Capital, Inc., 0.375%, 10/9/2013	5,000,000
500,000		Citigroup Global Markets, Inc., 0.598%, 8/1/2013	500,000
2,000,000		J.P. Morgan Securities LLC, 0.294%, 8/26/2013	2,000,000
2,000,000		RBC Capital Markets, LLC, 0.264%, 8/14/2013	2,000,000
3,000,000		RBS Securities, Inc., 0.446%, 8/2/2013	3,000,000
5,500,000		Wells Fargo Securities, LLC, 0.355% - 0.406%, 9/23/2013 - 10/21/2013	5,500,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	18,000,000
Annual Shareholder Report
2

Principal Amount			Value
		Commercial Paper—26.1%[4]
		Electric Power—4.6%
$5,000,000	[1,2]	Electricite de France SA, 0.230%, 10/24/2013	$4,997,317
		Finance - Banking—9.2%
6,000,000		ING (U.S.) Funding LLC, 0.230%, 9/16/2013 - 9/20/2013	5,998,160
2,000,000	[1,2]	LMA-Americas LLC, 0.260% - 0.270%, 10/3/2013 - 10/23/2013	1,998,928
2,000,000	[1,2]	Mizuho Funding LLC, 0.230%, 8/1/2013	2,000,000
		TOTAL	9,997,088
		Finance - Commercial—2.4%
2,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.240%, 10/9/2013	1,999,080
600,000	[1,2]	Starbird Funding Corp., 0.220%, 9/6/2013	599,868
		TOTAL	2,598,948
		Finance - Retail—2.7%
2,000,000	[1,2]	Chariot Funding LLC, 0.301%, 4/3/2014	1,995,917
1,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.270%, 10/1/2013	999,542
		TOTAL	2,995,459
		Sovereign—7.2%
1,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.270%, 10/16/2013	999,430
1,800,000	[1,2]	Erste Abwicklungsanstalt, 0.235%, 9/30/2013	1,799,295
5,000,000	[1,2]	Kells Funding, LLC, 0.260%, 8/15/2013	4,999,494
		TOTAL	7,798,219
		TOTAL COMMERCIAL PAPER	28,387,031
		Corporate Bonds—3.8%
		Finance - Commercial—3.8%
2,000,000		General Electric Capital Corp., 5.400%, 9/20/2013	2,013,832
2,000,000		General Electric Capital Corp., 5.900%, 5/13/2014	2,087,200
		TOTAL CORPORATE BONDS	4,101,032
		Notes - Variable—4.5%[3]
		Finance - Automotive—1.9%
2,000,000		Toyota Motor Credit Corp., 0.269%, 10/15/2013	2,000,000
		Finance - Commercial—0.8%
850,000		General Electric Capital Corp., 0.402%, 9/20/2013	850,612
		Government Agency—1.8%
2,000,000		Capital Trust Agency, FL, (FNMA LOC), 0.150%, 8/1/2013	2,000,000
		TOTAL NOTES—VARIABLE	4,850,612
Annual Shareholder Report
3

Principal Amount		Value
	Repurchase Agreement—10.2%
$11,065,000	Interest in $3,210,000,000 joint repurchase agreement 0.09%, dated 7/31/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,210,008,025 on 8/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $3,274,208,186.	$11,065,000
	TOTAL INVESTMENTS—101.9% (AT AMORTIZED COST)[5]	110,703,818
	OTHER ASSETS AND LIABILITIES - NET—(1.9)%[6]	(2,050,897)
	TOTAL NET ASSETS—100%	$108,652,921
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2013, these restricted securities amounted to $23,388,871, which represented 21.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2013, these liquid restricted securities amounted to $23,388,871, which represented 21.5% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
FNMA	—Federal National Mortgage Association
LOC	—Letter of Credit
See Notes which are an integral part of the Financial Statements
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4

Financial Highlights
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	0.000[1]	0.015
Net realized gain (loss) on investments	0.000[1]	—	0.000[1]	(0.000)[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	—	0.000[1]	0.000[1]	0.015
Less Distributions:
Distributions from net investment income	—	—	(0.000)[1]	(0.000)[1]	(0.015)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%	0.00%	0.00%[3]	0.02%	1.48%
Ratios to Average Net Assets:
Net expenses	0.30%	0.38%	0.37%	0.43%	0.52%
Net investment income	0.00%	0.00%	0.00%	0.03%	1.45%
Expense waiver/reimbursement[4]	0.35%	0.34%	0.33%	0.22%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$108,653	$94,546	$108,861	$118,767	$187,319
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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5

Statement of Assets and Liabilities
July 31, 2013
Assets:
Investment in repurchase agreements	$11,065,000
Investment in securities	99,638,818
Total investment in securities, at amortized cost and fair value		$110,703,818
Income receivable		93,016
Receivable for shares sold		850
TOTAL ASSETS		110,797,684
Liabilities:
Payable for investments purchased	2,113,094
Bank overdraft	906
Payable for investment adviser fee (Note 5)	1,647
Accrued expenses (Note 5)	29,116
TOTAL LIABILITIES		2,144,763
Net assets for 108,643,210 shares outstanding		$108,652,921
Net Assets Consist of:
Paid-in capital		$108,652,775
Accumulated net realized gain on investments		146
TOTAL NET ASSETS		$108,652,921
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$108,652,921 ÷ 108,643,210 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Statement of Operations
Year Ended July 31, 2013
Investment Income:
Interest			$309,770
Expenses:
Investment adviser fee (Note 5)		$418,809
Administrative fee (Note 5)		88,085
Custodian fees		9,256
Transfer agent fee		9,132
Directors'/Trustees' fees (Note 5)		738
Auditing fees		20,250
Legal fees		7,635
Portfolio accounting fees		42,143
Share registration costs		54,532
Printing and postage		20,496
Insurance premiums (Note 5)		4,089
Miscellaneous (Note 5)		709
TOTAL EXPENSES		675,874
Waivers (Note 5):
Waiver of investment adviser fee	$(364,062)
Waiver of administrative fee	(2,042)
TOTAL WAIVERS		(366,104)
Net expenses			309,770
Net investment income			—
Net realized gain on investments			568
Change in net assets resulting from operations			$568
See Notes which are an integral part of the Financial Statements
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7

Statement of Changes in Net Assets
Year Ended July 31	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net realized gain on investments	$568	$—
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	568	—
Distributions to Shareholders:
Share Transactions:
Proceeds from sale of shares	388,461,189	353,973,127
Cost of shares redeemed	(374,355,261)	(368,288,135)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	14,105,928	(14,315,008)
Change in net assets	14,106,496	(14,315,008)
Net Assets:
Beginning of period	94,546,425	108,861,433
End of period	$108,652,921	$94,546,425
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Notes to Financial Statements
July 31, 2013
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Master Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees has appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those
Annual Shareholder Report
9

terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which is an agreement between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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10

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended July 31	2013	2012
Shares sold	388,461,189	353,973,127
Shares redeemed	(374,355,261)	(368,288,135)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	14,105,928	(14,315,008)
4. FEDERAL TAX INFORMATION
As of July 31, 2013, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[1]	$146
1	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
The Fund used capital loss carryforwards of $422 to offset capital gains realized during the year ended July 31, 2013.
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11

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses exceed 0.45% of its average daily net assets. In addition, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary wavier at any time at its sole discretion. For the year ended July 31, 2013, the Adviser waived $364,062 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2013, FAS waived $2,042 of its fee. The net fee paid to FAS was 0.082% of average daily net assets of the Fund.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for Service Fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended July 31, 2013, the Fund did not incur Service Fees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
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12

6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2013, there were no outstanding loans. During the year ended July 31, 2013, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2013, there were no outstanding loans. During the year ended July 31, 2013, the program was not utilized.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF money market obligations trust AND SHAREHOLDERS OF federated master trust:
We have audited the accompanying statement of assets and liabilities of Federated Master Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2013, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Master Trust, a portfolio of Money Market Obligations Trust, at July 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 23, 2013
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2013 to July 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2013	Ending Account Value 7/31/2013	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.00	$1.29
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.51	$1.30
1	Expenses are equal to the Fund's annualized net expense ratio of 0.26%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's contractual Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Investment Adviser Fee), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.23 and $2.26, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Trust comprised 36 portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
In Memoriam - John F. Cunningham, Independent Trustee
With deep sadness, Federated announces the passing of John F. Cunningham, who served as an independent member of the Board of the Federated Fund Family since 1999. Mr. Cunningham's savvy business acumen and incisive intellect made him a powerful force on the Federated Fund Board. He was an advocate for shareholders and a respected colleague within the Federated family. Mr. Cunningham enjoyed an outstanding career in technology, having served as President and in other Senior Executive positions with leading companies in the industry. Federated expresses gratitude to Mr. Cunningham for his fine contributions as a Board member, colleague and friend. He will be greatly missed.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, and Associate General Secretary, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh; Board Member, Energy & Mineral Law Foundation.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler, CPA Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: July 1991	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since July 1991. Ms. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Officer since: August 2006 Portfolio Manager since: July 2003	Principal Occupations: Paige M. Wilhelm has been the Fund's Portfolio Manager since July 2003. She is Vice President of the Trust with respect to the Fund. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.
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Evaluation and Approval of Advisory Contract–May 2013
Federated Master Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
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The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and
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processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Master Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N740
28846 (9/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2013
Ticker	MUTXX

Federated Municipal Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2013, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	81.9%
Municipal Notes	18.3%
Commercial Paper	0.9%
Other Assets and Liabilities—Net[2]	(1.1)%
TOTAL	100.0%
At July 31, 2013, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	83.3%
8-30 Days	2.9%
31-90 Days	3.2%
91-180 Days	4.0%
181 Days or more	7.7%
Other Assets and Liabilities—Net[2]	(1.1)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2013
Principal Amount			Value
		SHORT-TERM MUNICIPALS—101.1%[1,2]
		Arkansas—2.4%
$6,400,000		Pulaski County, AR Public Facilities Board, (Series 2005: Markham Oaks and Indian Hills Apartments) Weekly VRDNs (Bailey Properties, LLC)/(Federal Home Loan Bank of Atlanta LOC), 0.140%, 8/1/2013	$6,400,000
7,530,000		Pulaski County, AR Public Facilities Board, (Series 2012: Waterford and Bowman Heights Apartments) Weekly VRDNs (Bailey Properties, LLC)/(Federal Home Loan Bank of Atlanta LOC), 0.140%, 8/1/2013	7,530,000
		TOTAL	13,930,000
		California—3.4%
7,000,000	[3,4]	Nuveen California Investment Quality Municipal Fund, Inc., (1056 Series 2), Weekly VRDPs, 0.140%, 8/1/2013	7,000,000
13,000,000	3,4,	Nuveen California Quality Income Municipal Fund, Inc., [Series 1], Weekly VRDPs, 0.140%, 8/1/2013	13,000,000
		TOTAL	20,000,000
		Colorado—2.9%
2,000,000		Colorado HFA (Class I Bonds), (Series 2007) Weekly VRDNs (Xybix Systems, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 8/1/2013	2,000,000
15,000,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-485), 0.300% TOBs (Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), Optional Tender 9/26/2013	15,000,000
		TOTAL	17,000,000
		Florida—7.6%
2,400,000		Collier County, FL IDA, (Series 2005) Weekly VRDNs (Ave Maria Utility Company)/(SunTrust Bank LOC), 0.240%, 8/7/2013	2,400,000
4,500,000		Florida Housing Finance Corp., (Series 2003 P: Wellesley Apartments) Weekly VRDNs (TWC Twenty-Two )/(Citibank NA, New York LOC), 0.080%, 8/7/2013	4,500,000
2,000,000	[3,4]	Florida Housing Finance Corp., Clipper Tax-Exempt Certificates Trust (Series 2009-21) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.180%, 8/1/2013	2,000,000
6,000,000		Florida State Municipal Power Agency, (Series 2008C) Daily VRDNs, (Bank of America N.A. LOC), 0.080%, 8/1/2013	6,000,000
10,000,000	[3,4]	Hillsborough County, FL Aviation Authority, SPEARs (Series DBE-645), 0.320% TOBs (Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), Mandatory Tender 8/15/2013	10,000,000
4,000,000		Orange County, FL IDA, (Series 2000) Weekly VRDNs (Central Florida Kidney Centers, Inc.)/(SunTrust Bank LOC), 0.210%, 8/7/2013	4,000,000
3,380,000	[3,4]	Saint Johns County, FL, PUTTERs (Series 4134) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.090%, 8/1/2013	3,380,000
Annual Shareholder Report
2

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Florida—continued
$6,000,000	St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.090%, 8/1/2013	$6,000,000
500,000	Sunshine State Governmental Finance Commission, FL, (Series 2011C) Weekly VRDNs (Miami-Dade County, FL)/(JPMorgan Chase Bank, N.A. LOC), 0.060%, 8/1/2013	500,000
6,200,000	UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.190%, 8/2/2013	6,200,000
	TOTAL	44,980,000
	Georgia—3.5%
13,000,000	Burke County, GA Development Authority, (Third Series 2012) Daily VRDNs (Georgia Power Co.), 0.090%, 8/1/2013	13,000,000
7,600,000	Burke County, GA Development Authority, PCR (Series 1992) Daily VRDNs (Georgia Power Co.), 0.080%, 8/1/2013	7,600,000
	TOTAL	20,600,000
	Idaho—1.7%
10,000,000	Power County, ID IDC, (Series 2012) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.090%, 8/7/2013	10,000,000
	Illinois—8.2%
3,395,000	Chicago, IL, (Series 2001) Weekly VRDNs (John Hofmeister & Son)/(BMO Harris Bank, N.A. LOC), 0.160%, 8/1/2013	3,395,000
3,400,000	Harvey, IL Multifamily Revenue, (Series 1997) Weekly VRDNs (Bethlehem Village)/(Federal Home Loan Bank of Indianapolis LOC), 0.290%, 8/1/2013	3,400,000
8,500,000	Illinois Development Finance Authority, (Series 1998) Weekly VRDNs (Glenwood School)/(Fifth Third Bank, Cincinnati LOC), 0.190%, 8/1/2013	8,500,000
5,500,000	Illinois Finance Authority, (Series 2005 B) Daily VRDNs (Resurrection Health Care Corp.), (JPMorgan Chase Bank, N.A. LOC), 0.060%, 8/1/2013	5,500,000
10,675,000	Illinois Finance Authority, (Series 2007A) Weekly VRDNs (McKinley Foundation)/(Key Bank, N.A. LOC), 0.200%, 8/1/2013	10,675,000
14,000,000	Kane County, IL, (Series 1993) Weekly VRDNs (Glenwood School)/(Fifth Third Bank, Cincinnati LOC), 0.190%, 8/1/2013	14,000,000
3,000,000	Lockport, IL IDA, (Series 1990) Weekly VRDNs (Panduit Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.220%, 8/7/2013	3,000,000
	TOTAL	48,470,000
	Indiana—1.0%
6,000,000	Indiana State Finance Authority Industrial Revenue, IDRB (Series 2011) Weekly VRDNs (Modern Forge Indiana LLC)/(Fifth Third Bank, Cincinnati LOC), 0.220%, 8/2/2013	6,000,000
Annual Shareholder Report
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Kentucky—0.5%
$485,000		Leitchfield, KY IDA, (Series 1999) Weekly VRDNs (Styline Industries, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.220%, 8/1/2013	$485,000
2,720,000		Somerset, KY Industrial Building, (Series 2000) Weekly VRDNs (Wonderfuel LLC)/(Comerica Bank LOC), 0.370%, 8/1/2013	2,720,000
		TOTAL	3,205,000
		Louisiana—0.6%
3,300,000		Calcasieu Parish, LA, IDB, (Series 1998) Weekly VRDNs (HydroServe Westlake, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.110%, 8/7/2013	3,300,000
		Maine—4.3%
10,800,000		Maine State Housing Authority, (Series 2004B-3) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.100%, 8/1/2013	10,800,000
4,400,000		Maine State Housing Authority, (Series 2008E-1) Weekly VRDNs (Citibank NA, New York LIQ), 0.090%, 8/1/2013	4,400,000
10,000,000		Maine State Housing Authority, (Series 2008E-2) Weekly VRDNs (Citibank NA, New York LIQ), 0.110%, 8/1/2013	10,000,000
		TOTAL	25,200,000
		Maryland—1.4%
8,305,000		Westminster, MD EDRB, (Series 2004C) Daily VRDNs (Carroll Lutheran Village, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.090%, 8/1/2013	8,305,000
		Massachusetts—0.3%
1,900,000		Massachusetts IFA, (Series 1992B), 0.400%, CP (New England Power Co.), Mandatory Tender 8/9/2013	1,900,000
		Michigan—3.1%
11,900,000		Michigan State Housing Development Authority, Rental Housing Revenue Bonds (2006 Series A) Weekly VRDNs (Barclays Bank PLC LIQ), 0.060%, 8/7/2013	11,900,000
6,535,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Goodwill Industries of Greater Grand Rapids, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.190%, 8/2/2013	6,535,000
		TOTAL	18,435,000
		Missouri—1.4%
8,500,000		St. Joseph, MO IDA, (Series 2009A) Weekly VRDNs (Heartland Regional Medical Center)/(Bank of Montreal LOC), 0.040%, 8/1/2013	8,500,000
		Multi State—2.5%
1,166,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-13 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.210%, 8/1/2013	1,166,000
1,178,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-68 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.210%, 8/1/2013	1,178,000
Annual Shareholder Report
4

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Multi State—continued
$2,700,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-78 Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.210%, 8/1/2013	$2,700,000
10,000,000	3,4,	Nuveen Investment Quality Municipal Fund, Inc., (2,118 Series 1), Weekly VRDPs, 0.160%, 8/1/2013	10,000,000
		TOTAL	15,044,000
		Nevada—0.4%
2,475,000		Director of the State of Nevada Department of Business and Industry, IDRB (Series 1998A) Weekly VRDNs (575 Mill Street LLC)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.350%, 8/1/2013	2,475,000
		New Hampshire—4.5%
25,290,000		New Hampshire Business Finance Authority, (Series 2008) Daily VRDNs (Valley Regional Hospital)/(RBS Citizens Bank N.A. LOC), 0.090%, 8/1/2013	25,290,000
1,100,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 0.450% CP (New England Power Co.), Mandatory Tender 8/1/2013	1,100,000
		TOTAL	26,390,000
		New Jersey—13.1%
2,189,710		Barnegat, NJ, 1.250% BANs, 6/20/2014	2,196,413
1,795,050		Caldwell Borough, NJ, 1.000% BANs, 6/27/2014	1,799,070
5,000,000		East Greenwich Township, NJ, (Series 2013A), 1.000% BANs, 11/21/2013	5,006,125
5,000,000		Edison Township, NJ, 1.000% BANs, 8/30/2013	5,001,662
4,000,000		Evesham Township, NJ, (Series 2013A), 1.000% BANs, 5/29/2014	4,012,106
7,987,579		Gloucester Township, NJ, (Series 2013A), 1.000% BANs, 6/2/2014	8,022,114
5,000,000		Highland Park, NJ, 1.250% BANs, 11/1/2013	5,007,127
2,000,000		Jackson Township, NJ, (Series 2012A), 1.250% BANs, 8/7/2013	2,000,173
2,298,000		Lodi, NJ, 1.000% BANs, 2/14/2014	2,300,699
1,250,000		New Jersey EDA Weekly VRDNs (Services for Children with Hidden Intelligence, Inc.)/(Fulton Bank, N.A. LOC), 1.400%, 8/1/2013	1,250,000
5,000,000	3,4,	New Jersey State, (Series 2014) VRNs, 0.386%, 8/1/2013	5,000,602
2,000,000		New Milford, NJ, 1.250% BANs, 4/17/2014	2,008,160
5,605,068		North Plainfield, NJ, 1.250% BANs, 6/9/2014	5,629,282
2,400,000		Ocean City, NJ, 1.000% BANs, 6/20/2014	2,412,033
3,040,008		Palisades Park, NJ, 1.000% BANs, 4/17/2014	3,045,778
1,534,156		Raritan, NJ, 1.000% BANs, 3/20/2014	1,538,108
10,000,000		South River, NJ, (Series 2012A), 1.000% BANs, 12/18/2013	10,012,067
2,500,000		Union Township, NJ, (Series 2013), 1.000% BANs, 6/3/2014	2,507,692
5,000,000		West Caldwell Township, NJ, 1.000% BANs, 5/1/2014	5,017,503
Annual Shareholder Report
5

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New Jersey—continued
$3,684,305		West Orange Township, NJ, 1.000% BANs, 10/22/2013	$3,687,188
		TOTAL	77,453,902
		New York—4.6%
515,000		Cattaraugus County, NY IDA, (Series 1999A) Weekly VRDNs (Gernatt Asphalt Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.210%, 8/1/2013	515,000
1,395,000		Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs (Servotronics, Inc.)/(Bank of America N.A. LOC), 0.320%, 8/1/2013	1,395,000
1,295,000		New York City, NY IDA, IDRB (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(TD Bank, N.A. LOC), 0.200%, 8/1/2013	1,295,000
11,300,000	[3,4]	New York State Mortgage Agency, ROCs (Series 11683) Weekly VRDNs (Citibank NA, New York LIQ), 0.210%, 8/1/2013	11,300,000
6,335,000	[3,4]	New York State Mortgage Agency, ROCs (Series 11701) Weekly VRDNs (Citibank NA, New York LIQ), 0.210%, 8/1/2013	6,335,000
6,370,000	[3,4]	New York State Mortgage Agency, ROCs (Series 11702) Weekly VRDNs (Citibank NA, New York LIQ), 0.210%, 8/1/2013	6,370,000
130,000	[3,4]	New York State Mortgage Agency, ROCs (Series 11705) Weekly VRDNs (Citibank NA, New York LIQ), 0.210%, 8/1/2013	130,000
		TOTAL	27,340,000
		Ohio—0.5%
3,155,000		Butler County, OH, 0.400% BANs, 8/1/2013	3,155,000
		Oklahoma—1.0%
6,115,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT) Series 2009-5 Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.180%, 8/1/2013	6,115,000
		Oregon—4.7%
20,000,000		Oregon State Housing and Community Services Department, (Series 2008C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.080%, 8/1/2013	20,000,000
8,000,000		Oregon State Housing and Community Services Department, SFM Program (2008 Series I) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.100%, 8/1/2013	8,000,000
		TOTAL	28,000,000
		Rhode Island—1.8%
7,085,000		Rhode Island State Health and Educational Building Corp., (Series 2005A: Catholic School Pool Program Issue) Daily VRDNs (RBS Citizens Bank N.A. LOC), 0.120%, 8/1/2013	7,085,000
3,815,000		Rhode Island State Health and Educational Building Corp., (Series 2007) Weekly VRDNs (CVS-Highlander Charter School, Inc.)/(RBS Citizens Bank N.A. LOC), 0.160%, 8/7/2013	3,815,000
		TOTAL	10,900,000
Annual Shareholder Report
6

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Tennessee—2.9%
$2,500,000	Covington, TN IDB, (Series 1992) Weekly VRDNs (Charms Co.)/(Bank of America N.A. LOC), 0.100%, 8/7/2013	$2,500,000
2,200,000	Memphis-Shelby County, TN Industrial Development Board—PCRBs, (Series 2007), Weekly VRDNs (Nucor Steel Memphis, Inc.)/(Nucor Corp. GTD), 0.390%, 8/7/2013	2,200,000
6,285,000	Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 2008) Weekly VRDNs (Mur-Ci Homes, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.190%, 8/2/2013	6,285,000
5,965,000	Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 2009) Weekly VRDNs (Meharry Medical College)/(Fifth Third Bank, Cincinnati LOC), 0.190%, 8/2/2013	5,965,000
	TOTAL	16,950,000
	Texas—7.9%
14,000,000	Calhoun County, TX Navigation District Environmental Facilities, (Series 2006) Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.130%, 8/1/2013	14,000,000
22,000,000	Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000) Weekly VRDNs (Air Products LP)/(Air Products & Chemicals, Inc. GTD)/(Air Products & Chemicals, Inc. LIQ), 0.060%, 8/7/2013	22,000,000
10,500,000	Texas State, Veterans Bonds (Series 2013A) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LIQ), 0.050%, 8/7/2013	10,500,000
	TOTAL	46,500,000
	Virginia—1.8%
2,450,000	Halifax, VA IDA, MMMs, PCR (Series 1992), 0.700% CP (Virginia Electric & Power Co.), Mandatory Tender 8/2/2013	2,450,000
8,000,000	Norfolk, VA Redevelopment and Housing Authority, (Series 2008) Daily VRDNs (Old Dominion University)/(Bank of America N.A. LOC), 0.090%, 8/1/2013	8,000,000
	TOTAL	10,450,000
	Washington—5.2%
6,125,000	Port Bellingham, WA IDC, (Series 2006) Weekly VRDNs (Hempler Foods Group LLC)/(Bank of Montreal LOC), 0.120%, 8/1/2013	6,125,000
24,600,000	Washington State Housing Finance Commission: MFH, (Series 2007A) Weekly VRDNs (Merrill Gardens at Kirkland LLC)/(Bank of America N.A. LOC), 0.100%, 8/1/2013	24,600,000
	TOTAL	30,725,000
	Wisconsin—7.9%
3,900,000	Cashton, WI School District, 1.250% BANs, 12/12/2013	3,902,884
7,710,000	Janesville, WI, (Series 1992) Weekly VRDNs (Seneca Foods Corp.)/(Royal Bank of Scotland NV LOC), 0.170%, 8/1/2013	7,710,000
5,000,000	Rothschild Village, WI, (Series 2007) Weekly VRDNs (Schuette, Inc.)/(BMO Harris Bank, N.A. LOC), 0.410%, 8/1/2013	5,000,000
Annual Shareholder Report
7

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Wisconsin—continued
$25,000,000	Wisconsin Housing & EDA, (Series A) Weekly VRDNs (Federal Home Loan Bank of Chicago LIQ), 0.080%, 8/1/2013	$25,000,000
2,300,000	Wisconsin State HEFA, (Series 2007) Weekly VRDNs (Benevolent Corporation Cedar Community)/(JPMorgan Chase Bank, N.A. LOC), 0.070%, 8/1/2013	2,300,000
3,000,000	Wisconsin State HEFA, (Series 2008) Weekly VRDNs (Wisconsin Lutheran Child & Family Services, Inc.)/(BMO Harris Bank, N.A. LOC), 0.270%, 8/1/2013	3,000,000
	TOTAL	46,912,884
	TOTAL INVESTMENTS—101.1% (AT AMORTIZED COST)[5]	598,235,786
	OTHER ASSETS AND LIABILITIES - NET—(1.1)%[6]	(6,267,374)
	TOTAL NET ASSETS—100%	$591,968,412
Securities that are subject to the federal alternative minimum tax (AMT) represent 57.1% of the Fund's portfolio as calculated based upon total market value.
1	Current rate and next reset date shown for Variable Rate Demand Instruments.
2	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-catergories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investor Services, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different categories should be identified as a First or Second Tier security.
At July 31, 2013, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value (unaudited)
First Tier	Second Tier
97.4%	2.6%
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2013, these liquid restricted securities amounted to $100,674,602, which represented 17.0% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2013, these liquid restricted securities amounted to $100,674,602, which represented 17.0% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2013.
Annual Shareholder Report
8

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs. (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
COL	—Collateralized
CP	—Commercial Paper
EDA	—Economic Development Authority
EDRB	—Economic Development Revenue Bond
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDRB	—Industrial Development Revenue Bond
IFA	—Industrial Finance Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
MMMs	—Money Market Municipals
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PUTTERs	—Puttable Tax-Exempt Receipts
ROCs	—Reset Option Certificates
SFM	—Single Family Mortgage
SPEARs	—Short Puttable Exempt Adjustable Receipts
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRNs	—Variable Rate Notes
See Notes which are an integral part of the Financial Statements.
Annual Shareholder Report
9

Financial Highlights
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	—	—	0.000[1]	0.011
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.011
Less Distributions:
Distributions from net investment income	—	—	(0.000)[1]	(0.000)[1]	(0.011)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.011)
Net Asset Value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.04%	0.00%[3]	0.02%	1.07%
Ratios to Average Net Assets:
Net Expenses	0.29%	0.42%	0.52%	0.67%	1.03%[4]
Net investment income	0.00%	0.00%	0.00%	0.02%	0.85%
Expense waiver/reimbursement[5]	1.08%	0.97%	0.82%	0.67%	0.35%
Supplemental Data:
Net assets, end of period (000 omitted)	$591,968	$495,839	$442,970	$890,639	$1,178,029
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.03% for the year ended July 31, 2009, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Statement of Assets and Liabilities
July 31, 2013
Assets:
Total investment in securities, at amoritized cost and fair value		$598,235,786
Income receivable		422,833
Receivable for shares sold		123,212
TOTAL ASSETS		598,781,831
Liabilities:
Bank overdraft	$4,539,728
Payable for investments purchased	2,008,160
Payable for shares redeemed	123,212
Payable to adviser (Note 5)	3,432
Payable for Directors'/Trustees' fees (Note 5)	56
Accrued expenses (Note 5)	138,831
TOTAL LIABILITIES		6,813,419
Net assets for 591,919,277 shares outstanding		$591,968,412
Net Assets Consist of:
Paid-in capital		$591,916,333
Accumulated net realized gain on investments		52,079
TOTAL NET ASSETS		$591,968,412
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$591,968,412 ÷ 591,919,277 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Statement of Operations
Year Ended July 31, 2013
Investment Income:
Interest			$1,619,472
Expenses:
Investment adviser fee (Note 5)		$1,649,324
Administrative fee (Note 5)		429,056
Custodian fees		26,808
Transfer agent fee		553,272
Directors'/Trustees' fees (Note 5)		411
Auditing fees		20,250
Legal fees		8,560
Distribution services fee (Note 5)		3,023,761
Shareholder services fee (Note 5)		1,374,437
Portfolio accounting fees		110,000
Share registration costs		316,925
Printing and postage		33,040
Insurance premiums (Note 5)		4,903
Miscellaneous (Note 5)		1,468
TOTAL EXPENSES		7,552,215
Waivers: (Note 5)
Waiver of investment adviser fee	$(1,622,051)
Waiver of administrative fee	(871)
Waiver of distribution services fee	(2,935,384)
Waiver of shareholder services fee	(1,374,437)
TOTAL WAIVERS		(5,932,743)
Net expenses			1,619,472
Net investment income			—
Net realized gain on investments			83,556
Change in net assets resulting from operations			$83,556
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended July 31	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$—	$—
Net realized gain on investments	83,556	67,640
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	83,556	67,640
Distribution to Shareholders:
Distributions from net realized gain on investments	(96,966)	(158,043)
Share Transactions:
Proceeds from sale of shares	589,633,957	514,729,081
Net asset value of shares issued to shareholders in payment of distributions declared	96,966	158,043
Cost of shares redeemed	(493,588,481)	(461,927,805)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	96,142,442	52,959,319
Change in net assets	96,129,032	52,868,916
Net Assets:
Beginning of Period	495,839,380	442,970,464
End of Period	$591,968,412	$495,839,380
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
July 31, 2013
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Municipal Trust (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal. The Fund may be subject to the federal AMT for individuals and corporations and state and local income taxes.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”), and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly.
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Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2013	2012
Shares sold	589,633,957	514,729,081
Shares issued to shareholders in payment of distributions declared	96,966	158,043
Shares redeemed	(493,588,481)	(461,927,805)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	96,142,442	52,959,319
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4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2013 and 2012, was as follows:
	2013	2012
Ordinary Income[1]	$94,535	$126,122
Long-term capital gains	$2,431	$31,921
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2013, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$16,276
Undistributed long-term capital gains	$35,803
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2013 the Adviser voluntarily waived $1,622,051 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2013, FAS waived $871 of its fee. The net fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.55% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2013, FSC waived $2,935,384 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2013, FSC retained $11,858 of fees paid by the fund.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2013, unaffiliated third-party financial intermediaries waived the entire $1,374,437 of Service Fees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction for Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2013, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $614,535,000 and $619,665,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
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6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2013, there were no outstanding loans. During the year ended July 31, 2013, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2013, there were no outstanding loans. During the year ended July 31, 2013, the program was not utilized.
8. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2013, the amount of long-term capital gains designated by the Fund was $2,431.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF Money Market Obligations trust AND SHAREHOLDERS OF federated Municipal trust:
We have audited the accompanying statement of assets and liabilities of Federated Municipal Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2013, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Municipal Trust, a portfolio of Money Market Obligations Trust, at July 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 23, 2013
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2013 to July 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2013	Ending Account Value 7/31/2013	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.00	$1.24
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.55	$1.25
1	Expenses are equal to the Fund's annualized net expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current Fee Limit of 1.02% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.06 and $5.11, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Trust comprised 36 portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
In Memoriam - John F. Cunningham, Independent Trustee
With deep sadness, Federated announces the passing of John F. Cunningham, who served as an independent member of the Board of the Federated Fund Family since 1999. Mr. Cunningham's savvy business acumen and incisive intellect made him a powerful force on the Federated Fund Board. He was an advocate for shareholders and a respected colleague within the Federated family. Mr. Cunningham enjoyed an outstanding career in technology, having served as President and in other Senior Executive positions with leading companies in the industry. Federated expresses gratitude to Mr. Cunningham for his fine contributions as a Board member, colleague and friend. He will be greatly missed.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, and Associate General Secretary, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh; Board Member, Energy & Mineral Law Foundation.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler, CPA Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: December 2004	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since December 2004. Ms. Ochson was named Chief Investment Officer of Federated's tax-exempt fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
Michael W. Sirianni Jr. Birth Date: April 29, 1965 Vice President Officer since: June 2012 Portfolio Manager since: December 2004	Principal Occupations: Michael W. Sirianni Jr. has been the Fund's Portfolio Manager since December 2004. He is Vice President of the Trust with respect to the Fund. Mr. Sirianni joined Federated in 1988 and has been a Senior Portfolio Manager since September 2007 and Vice President of the Fund's Adviser since January 1999. Mr. Sirianni received his B.A. from Pennsylvania State University and M.B.A. from the University of Pittsburgh.
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Evaluation and Approval of Advisory Contract–May 2013
Federated Municipal Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
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The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject,
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which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Municipal Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919106
Q450510 (9/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2013
Share Class	Ticker
Institutional	GOIXX
Service	GOSXX
Capital	GOCXX
Trust	GORXX

Federated Government Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2013, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	58.3%
U.S. Government Agency Securities	41.5%
U.S. Treasury Securities	1.1%
Other Assets and Liabilities—Net[2]	(0.9)%
TOTAL	100.0%
At July 31, 2013, the Fund's effective maturity3 schedule was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	66.9%
8-30 Days	9.0%
31-90 Days	7.1%
91-180 Days	8.3%
181 Days or more	9.6%
Other Assets and Liabilities—Net[2]	(0.9)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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1

Portfolio of Investments
July 31, 2013
Principal Amount			Value
		GOVERNMENT AGENCIES—41.5%
$25,000,000	[1]	Federal Farm Credit System Discount Notes, 0.100%, 11/5/2013	$24,993,333
1,015,780,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.122%—0.290%, 8/1/2013 - 9/20/2013	1,015,761,701
306,160,000		Federal Farm Credit System Notes, 0.150%—3.875%, 10/7/2013 - 7/18/2014	306,173,387
246,648,000	[1]	Federal Home Loan Bank System Discount Notes, 0.090%—0.125%, 10/16/2013 - 1/2/2014	246,551,581
538,950,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.130%—0.290%, 8/1/2013 - 8/25/2013	538,934,932
5,422,955,000		Federal Home Loan Bank System Notes, 0.100%—5.250%, 8/2/2013 - 8/22/2014	5,426,084,161
560,350,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 0.090%—0.150%, 9/3/2013 - 12/3/2013	560,223,766
731,750,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.165%, 8/4/2013	731,720,911
511,760,000		Federal Home Loan Mortgage Corp. Notes, 0.100%—4.875%, 9/27/2013 - 4/28/2014	512,350,086
277,000,000	[1]	Federal National Mortgage Association Discount Notes, 0.120%—0.150%, 9/3/2013 - 1/2/2014	276,932,222
1,461,705,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.156%—0.330%, 8/1/2013 - 8/27/2013	1,461,535,119
747,629,000		Federal National Mortgage Association Notes, 0.500%—4.625%, 8/9/2013 - 6/27/2014	750,646,993
493,581,075	[2]	Housing and Urban Development Floating Rate Notes, 0.475%, 8/1/2013	493,581,075
7,650,000		Tennessee Valley Authority, 4.750%, 8/1/2013	7,650,000
		TOTAL GOVERNMENT AGENCIES	12,353,139,267
		U.S. TREASURY—1.1%
260,187,000		United States Treasury Notes, 0.250%—2.625%, 6/30/2014	263,859,401
75,000,000		United States Treasury Notes, 0.500%, 11/15/2013	75,061,738
		TOTAL U.S. TREASURY	338,921,139
		Repurchase Agreements—58.3%
480,000,000	[3]	Interest in $772,000,000 joint repurchase agreement 0.08%, dated 7/15/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $772,102,933 on 9/13/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2043 and the market value of those underlying securities was $787,469,749.	480,000,000
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Principal Amount			Value
		Repurchase Agreements—continued
$842,000,000	[3]	Interest in $1,353,000,000 joint repurchase agreement 0.10%, dated 5/20/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,353,342,008 on 8/19/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2043 and the market value of those underlying securities was $1,386,857,733.	$842,000,000
240,000,000	[3]	Interest in $386,000,000 joint repurchase agreement 0.10%, dated 5/20/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $386,097,572 on 8/20/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2043 and the market value of those underlying securities was $395,697,938.	240,000,000
1,481,134,000		Interest in $3,210,000,000 joint repurchase agreement 0.09%, dated 7/31/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,210,008,025 on 8/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $3,274,208,186.	1,481,134,000
426,000,000		Interest in $682,000,000 joint repurchase agreement 0.04%, dated 7/26/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $682,005,304 on 8/2/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/15/2023 and the market value of those underlying securities was $695,644,638.	426,000,000
387,000,000	[3]	Interest in $585,000,000 joint repurchase agreement 0.07%, dated 7/22/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $585,103,513 on 10/21/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/16/2053 and the market value of those underlying securities was $597,225,330.	387,000,000
1,640,000,000		Interest in $2,850,000,000 joint repurchase agreement 0.07%, dated 7/31/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $2,850,005,542 on 8/1/2013. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2022 and the market value of those underlying securities was $2,907,710,607.	1,640,000,000
364,000,000	[3]	Interest in $576,000,000 joint repurchase agreement 0.09%, dated 6/24/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $576,131,040 on 9/23/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2047 and the market value of those underlying securities was $590,906,959.	364,000,000
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Principal Amount			Value
		Repurchase Agreements—continued
$226,802,000		Interest in $4,000,000,000 joint repurchase agreement 0.07%, dated 7/31/2013 under which Credit Agricole CIB, New York will repurchase securities provided as collateral for $4,000,007,778 on 8/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2042 and the market value of those underlying securities was $4,080,007,941.	$226,802,000
325,000,000		Interest in $575,000,000 joint repurchase agreement 0.05%, dated 7/31/2013 under which CS First Boston Corp. will repurchase securities provided as collateral for $575,000,799 on 8/1/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 9/30/2017 and the market value of those underlying securities was $586,502,060.	325,000,000
2,000,000	[3]	Interest in $91,125,000 joint repurchase agreement 0.06%, dated 7/18/2013 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $91,129,101 on 8/14/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 7/1/2043 and the market value of those underlying securities was $93,009,415.	2,000,000
313,000,000	[3]	Interest in $611,000,000 joint repurchase agreement 0.08%, dated 7/15/2013 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $611,040,733 on 8/14/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2043 and the market value of those underlying securities was $625,768,994.	313,000,000
612,000,000		Interest in $965,000,000 joint repurchase agreement 0.04%, dated 7/26/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $965,007,506 on 8/2/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2043 and the market value of those underlying securities was $993,956,626.	612,000,000
240,000,000		Interest in $385,000,000 joint repurchase agreement 0.05%, dated 7/29/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $385,003,743 on 8/5/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2043 and the market value of those underlying securities was $393,484,429.	240,000,000
589,000,000		Interest in $950,000,000 joint repurchase agreement 0.06%, dated 7/30/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $950,011,083 on 8/6/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/15/2041 and the market value of those underlying securities was $978,503,262.	589,000,000
Annual Shareholder Report
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Principal Amount			Value
		Repurchase Agreements—continued
$373,000,000		Interest in $445,000,000 joint repurchase agreement 0.07%, dated 7/31/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $445,006,057 on 8/7/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2043 and the market value of those underlying securities was $455,405,110.	$373,000,000
250,000,000		Repurchase agreement 0.11%, dated 7/31/2013 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $250,000,764 on 8/1/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 7/15/2042 and the market value of those underlying securities was $257,503,913.	250,000,000
528,359,000		Repurchase agreement 0.09%, dated 7/31/2013 under which ING Financial Markets LLC will repurchase securities provided as collateral for $528,360,321 on 8/1/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 3/1/2043 and the market value of those underlying securities was $544,212,919.	528,359,000
500,000,000	[3]	Interest in $800,000,000 joint repurchase agreement 0.10%, dated 7/18/2013 under which ING Financial Markets LLC will repurchase securities provided as collateral for $800,200,000 on 10/16/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 6/25/2043 and the market value of those underlying securities was $824,031,260.	500,000,000
250,000,000	[3]	Repurchase agreement 0.09%, dated 5/20/2013 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $250,056,875 on 8/19/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 11/16/2050 and the market value of those underlying securities was $256,343,719.	250,000,000
374,000,000		Interest in $800,000,000 joint repurchase agreement 0.07%, dated 7/31/2013 under which Merrill Lynch, Pierce, Fenner, and Smith will repurchase securities provided as collateral for $800,010,889 on 8/7/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2043 and the market value of those underlying securities was $819,825,134.	374,000,000
238,000,000	[3]	Interest in $380,000,000 joint repurchase agreement 0.08%, dated 7/3/2013 under which Merrill Lynch, Pierce, Fenner, and Smith will repurchase securities provided as collateral for $380,025,333 on 8/2/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2043 and the market value of those underlying securities was $388,707,073.	238,000,000
Annual Shareholder Report
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Principal Amount			Value
		Repurchase Agreements—continued
$800,000,000		Repurchase agreement 0.10%, dated 7/31/2013 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $800,002,222 on 8/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2043 and the market value of those underlying securities was $818,206,796.	$800,000,000
253,000,000	[3]	Interest in $400,000,000 joint repurchase agreement 0.18%, dated 6/18/2013 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $400,182,000 on 9/17/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2043 and the market value of those underlying securities was $408,984,530.	253,000,000
2,000,000,000		Repurchase agreement 0.10%, dated 7/31/2013 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,000,005,556 on 8/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/15/2055 and the market value of those underlying securities was $2,044,839,821.	2,000,000,000
279,763,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.06%, dated 7/22/2013 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $500,024,167 on 8/20/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2042 and the market value of those underlying securities was $510,008,500.	279,763,000
655,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.08%, dated 7/12/2013 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $1,000,068,889 on 8/12/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2043 and the market value of those underlying securities was $1,020,045,334.	655,000,000
284,000,000	[3]	Interest in $450,000,000 joint repurchase agreement 0.12%, dated 7/2/2013 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $450,136,500 on 10/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/25/2043 and the market value of those underlying securities was $460,236,705.	284,000,000
1,390,000,000		Interest in $2,600,000,000 joint repurchase agreement 0.06%, dated 7/31/2013 under which Royal Bank of Scotland will repurchase securities provided as collateral for $2,600,004,333 on 8/1/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2042 and the market value of those underlying securities was $2,652,001,743.	1,390,000,000
Annual Shareholder Report
6

Principal Amount		Value
	Repurchase Agreements—continued
$1,000,000,000	Interest in $1,236,000,000 joint repurchase agreement 0.09%, dated 7/31/2013 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $1,236,003,090 on 8/1/2013. The securities provided as collateral at the end of the period held with Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2043 and the market value of those underlying securities was $1,267,382,753.	$1,000,000,000
	TOTAL REPURCHASE AGREEMENTS	17,343,058,000
	TOTAL INVESTMENTS—100.9% (AT AMORTIZED COST)[4]	30,035,118,406
	OTHER ASSETS AND LIABILITIES - NET—(0.9)%[5]	(281,158,555)
	TOTAL NET ASSETS—100%	$29,753,959,851
1	Discount rate at time of purchase.
2	Floating rate notes with current rate and next reset date shown.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.001	0.009
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.001	0.009
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.009)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.009)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.03%	0.07%	0.95%
Ratios to Average Net Assets:
Net expenses	0.17%	0.16%	0.18%	0.21%	0.23%
Net investment income	0.01%	0.01%	0.03%	0.06%	0.74%
Expense waiver/reimbursement[3]	0.11%	0.12%	0.10%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$20,861,776	$22,433,579	$22,402,775	$24,719,818	$45,592,513
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.007
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.007
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.007)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.007)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.02%	0.71%
Ratios to Average Net Assets:
Net expenses	0.17%	0.16%	0.20%	0.26%	0.47%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.66%
Expense waiver/reimbursement[3]	0.36%	0.37%	0.33%	0.28%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,928,513	$6,370,823	$5,628,043	$5,870,000	$7,913,479
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.008
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.008
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.008)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.008)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.02%	0.85%
Ratios to Average Net Assets:
Net expenses	0.17%	0.16%	0.20%	0.26%	0.33%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.73%
Expense waiver/reimbursement[3]	0.21%	0.22%	0.18%	0.13%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,320,027	$1,148,641	$1,259,845	$1,655,591	$2,196,774
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.005
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.005
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.005)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.005)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.02%	0.54%
Ratios to Average Net Assets:
Net expenses	0.17%	0.16%	0.19%	0.26%	0.64%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.50%
Expense waiver/reimbursement[3]	0.61%	0.62%	0.59%	0.53%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$643,644	$591,070	$846,039	$621,400	$448,872
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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11

Statement of Assets and Liabilities
July 31, 2013
Assets:
Investment in repurchase agreements	$17,343,058,000
Investment in securities	12,692,060,406
Total investment in securities, at amortized cost and fair value		$30,035,118,406
Cash		236,449
Income receivable		13,164,855
Receivable for shares sold		1,356,423
TOTAL ASSETS		30,049,876,133
Liabilities:
Payable for investments purchased	293,500,000
Payable for shares redeemed	1,898,695
Income distribution payable	147,830
Payable to adviser (Note 5)	65,879
Payable for Directors'/Trustees' fees (Note 5)	18,373
Payable for shareholder services fee (Note 5)	33,129
Accrued expenses (Note 5)	252,376
TOTAL LIABILITIES		295,916,282
Net assets for 29,754,041,766 shares outstanding		$29,753,959,851
Net Assets Consist of:
Paid-in capital		$29,754,052,961
Accumulated net realized gain on investments		10,537
Distributions in excess of net investment income		(103,647)
TOTAL NET ASSETS		$29,753,959,851
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$20,861,775,748 ÷ 20,861,829,466 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$6,928,513,080 ÷ 6,928,534,974 shares outstanding, no par value, unlimited shares authorized		$1.00
Capital Shares:
$1,320,027,116 ÷ 1,320,031,426 shares outstanding, no par value, unlimited shares authorized		$1.00
Trust Shares:
$643,643,907 ÷ 643,645,900 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Statement of Operations
Year Ended July 31, 2013
Investment Income:
Interest			$55,997,566
Expenses:
Investment adviser fee (Note 5)		$61,000,934
Administrative fee (Note 5)		23,802,800
Custodian fees		953,088
Transfer agent fee		286,423
Directors'/Trustees' fees (Note 5)		200,839
Auditing fees		21,500
Legal fees		8,643
Portfolio accounting fees		202,835
Distribution services fee (Note 5)		1,587,117
Shareholder services fee (Note 5)		11,414,740
Account administration fee (Note 2)		9,522,145
Share registration costs		120,475
Printing and postage		99,812
Insurance premiums (Note 5)		58,476
Miscellaneous (Note 5)		155,749
TOTAL EXPENSES		109,435,576
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(34,648,465)
Waiver of administrative fee (Note 5)	(50,565)
Waiver of distribution services fee (Note 5)	(1,572,593)
Waiver of shareholder services fee (Note 5)	(11,365,444)
Waiver of account administration fee (Note 2)	(6,775,068)
Reimbursement of shareholder services fee (Note 5)	(49,296)
Reimbursement of account administration fee (Note 2)	(2,544,565)
TOTAL WAIVERS AND REIMBURSEMENTS		(57,005,996)
Net expenses			52,429,580
Net investment income			3,567,986
Net realized gain on investments			25,480
Change in net assets resulting from operations			$3,593,466
See Notes which are an integral part of the Financial Statements
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13

Statement of Changes in Net Assets
Year Ended July 31	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,567,986	$3,555,267
Net realized gain on investments	25,480	27,774
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,593,466	3,583,041
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,712,946)	(2,716,471)
Service Shares	(722,424)	(653,561)
Capital Shares	(129,679)	(120,829)
Trust Shares	(63,372)	(69,090)
Distributions from net realized gain on investments
Institutional Shares	(31,123)	(71,553)
Service Shares	(9,085)	(16,716)
Capital Shares	(1,692)	(3,120)
Trust Shares	(816)	(2,131)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,671,137)	(3,653,471)
Share Transactions:
Proceeds from sale of shares	153,038,261,336	170,422,719,303
Proceeds from shares issued in connection with the tax-free transfer of assets from Fifth Third Institutional Government Money Market Fund	1,167,657,835	—
Net asset value of shares issued to shareholders in payment of distributions declared	1,426,605	1,418,980
Cost of shares redeemed	(154,997,422,389)	(170,016,655,898)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(790,076,613)	407,482,385
Change in net assets	(790,154,284)	407,411,955
Net Assets:
Beginning of period	30,544,114,135	30,136,702,180
End of period (including distributions in excess of net investment income of $(103,647) and $(43,212), respectively)	$29,753,959,851	$30,544,114,135
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Notes to Financial Statements
July 31, 2013
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Government Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Service Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
On September 7, 2012, the Fund acquired all of the net assets of Fifth Third Institutional Government Money Market Fund (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on September 5, 2012. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on August 1, 2012, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended July 31, 2013, are as follows:
Net investment income*	$3,561,417
Net realized gain on investments	$25,480
Net increase in net assets resulting from operations	$3,586,897
*	Net investment income includes $20,812 of pro forma additional expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations as of July 31, 2013.
For every one share of Fifth Third Institutional Government Money Market Fund Institutional Shares exchanged, a shareholder received one share of the Fund's Institutional Shares.
For every one share of Fifth Third Institutional Government Money Market Fund Select Shares exchanged, a shareholder received one share of the Fund's Institutional Shares.
For every one share of Fifth Third Institutional Government Money Market Fund Preferred Shares exchanged, a shareholder received one share of the Fund's Capital Shares.
For every one share of Fifth Third Institutional Government Money Market Fund Trust Shares exchanged, a shareholder received one share of the Fund's Service Shares.
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15

The Fund received net assets from Fifth Third Institutional Government Money Market Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Fifth Third Institutional Government Money Market Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
1,167,657,835	$1,167,657,835	$29,169,456,138	$30,337,113,973
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of
Annual Shareholder Report
16

additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which is an agreement between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares, Capital Shares and Trust Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the year ended July 31, 2013, account administration fees for the Fund were as follows:
	Account Administration Fees Incurred	Account Administration Fees Reimbursed	Account Administration Fees Waived by an Unaffiliated Third Party
Service Shares	$8,147,174	$(2,485,660)	$(5,492,808)
Capital Shares	92,711	(58,905)	—
Trust Shares	1,282,260	—	(1,282,260)
TOTAL	$9,522,145	$(2,544,565)	$(6,775,068)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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17

Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2013		2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	121,548,788,573	$121,548,788,573	143,329,572,551	$143,329,572,551
Shares issued in connection with the tax-free transfer of assets from Fifth Third Institutional Government Money Market Fund	876,242,660	876,242,660	—	—
Shares issued to shareholders in payment of distributions declared	1,133,628	1,133,628	1,113,940	1,113,940
Shares redeemed	(123,997,915,025)	(123,997,915,025)	(143,300,165,882)	(143,300,165,882)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,571,750,164)	$(1,571,750,164)	30,520,609	$30,520,609
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18

Year Ended July 31	2013		2012
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	24,880,882,745	$24,880,882,745	21,945,887,469	$21,945,887,469
Shares issued in connection with the tax-free transfer of assets from Fifth Third Institutional Government Money Market Fund	118,195,557	118,195,557	—	—
Shares issued to shareholders in payment of distributions declared	202,225	202,225	211,765	211,765
Shares redeemed	(24,441,571,886)	(24,441,571,886)	(21,203,081,474)	(21,203,081,474)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	557,708,641	$557,708,641	743,017,760	$743,017,760
Year Ended July 31	2013		2012
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	4,368,011,815	$4,368,011,815	2,755,553,026	$2,755,553,026
Shares issued in connection with the tax-free transfer of assets from Fifth Third Institutional Government Money Market Fund	173,219,618	173,219,618	—	—
Shares issued to shareholders in payment of distributions declared	81,155	81,155	79,646	79,646
Shares redeemed	(4,369,923,026)	(4,369,923,026)	(2,866,961,073)	(2,866,961,073)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	171,389,562	$171,389,562	(111,328,401)	$(111,328,401)
Year Ended July 31	2013		2012
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	2,240,578,203	$2,240,578,203	2,391,706,257	$2,391,706,257
Shares issued to shareholders in payment of distributions declared	9,597	9,597	13,629	13,629
Shares redeemed	(2,188,012,452)	(2,188,012,452)	(2,646,447,469)	(2,646,447,469)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	52,575,348	$52,575,348	(254,727,583)	$(254,727,583)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(790,076,613)	$(790,076,613)	407,482,385	$407,482,385
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4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2013 and 2012, was as follows:
	2013	2012
Ordinary income[1]	$3,671,137	$3,653,471
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of July 31, 2013, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$(93,110)
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2013, the Adviser waived $34,648,465 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2013, FAS waived $50,565 of its fee. The net fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund's Trust Shares may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2013, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Trust Shares	$1,587,117	$(1,572,593)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2013, FSC did not retain any fees paid by the Fund.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares, Capital Shares and Trust Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2013, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed	Service Fees Waived by Unaffiliated Third Parties
Service Shares	$9,906,011	$—	$(9,906,011)
Capital Shares	1,203,872	(49,296)	(1,154,576)
Trust Shares	304,857	—	(304,857)
TOTAL	$11,414,740	$(49,296)	$(11,365,444)
For the year ended July 31, 2013, the Fund's Institutional Shares did not incur Service Fees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Service Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2014; or (b) the date of the Fund's next
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effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2013, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $100,080,991.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2013, there were no outstanding loans. During the year ended July 31, 2013, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2013, there were no outstanding loans. During the year ended July 31, 2013, the program was not utilized.
8. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2013, 100.0% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED GOVERNMENT OBLIGATIONS FUND:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Government Obligations Fund (the “Fund”), a portfolio of Money Market Obligations Trust, as of July 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Government Obligations Fund as of July 31, 2013, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 23, 2013
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2013 to July 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2013	Ending Account Value 7/31/2013	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.00	$0.69[2]
Service Shares	$1,000	$1,000.00	$0.69[3]
Capital Shares	$1,000	$1,000.00	$0.69[4]
Trust Shares	$1,000	$1,000.00	$0.69[5]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.10	$0.70[2]
Service Shares	$1,000	$1,024.10	$0.70[3]
Capital Shares	$1,000	$1,024.10	$0.70[4]
Trust Shares	$1,000	$1,024.10	$0.70[5]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.14%
Service Shares	0.14%
Capital Shares	0.14%
Trust Shares	0.14%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.99 and $1.00 respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.23 and $2.26 respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Capital Shares current Fee Limit of 0.30% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.49 and $1.51 respectively.
5	Actual and Hypothetical expenses paid during the period utilizing the Fund's Trust Shares current Fee Limit of 0.70% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.47 and $3.51, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Trust comprised 36 portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
In Memoriam - John F. Cunningham, Independent Trustee
With deep sadness, Federated announces the passing of John F. Cunningham, who served as an independent member of the Board of the Federated Fund Family since 1999. Mr. Cunningham's savvy business acumen and incisive intellect made him a powerful force on the Federated Fund Board. He was an advocate for shareholders and a respected colleague within the Federated family. Mr. Cunningham enjoyed an outstanding career in technology, having served as President and in other Senior Executive positions with leading companies in the industry. Federated expresses gratitude to Mr. Cunningham for his fine contributions as a Board member, colleague and friend. He will be greatly missed.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, and Associate General Secretary, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh; Board Member, Energy & Mineral Law Foundation.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler, CPA Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: January 1994	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since January 1994. Ms. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Officer since: May 2004 Portfolio Manager since: January 1994	Principal Occupations: Susan R. Hill has been the Fund's Portfolio Manager since January 1994. She is Vice President of the Trust with respect to the Fund. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.
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Evaluation and Approval of Advisory Contract–May 2013
Federated Government Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
Annual Shareholder Report
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The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were
Annual Shareholder Report
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likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Government Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N104
CUSIP 60934N807
CUSIP 608919809
CUSIP 60934N153
Q450513 (9/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2013
Share Class	Ticker
Institutional	GOTXX

Federated Government Obligations Tax-Managed Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2013, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	74.1%
U.S. Treasury Securities	30.4%
Other Assets and Liabilities—Net[2]	(4.5)%
TOTAL	100.0%
At July 31, 2013, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	17.1%
8-30 Days	37.8%
31-90 Days	30.7%
91-180 Days	10.5%
181 Days or more	8.4%
Other Assets and Liabilities—Net[2]	(4.5)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
July 31, 2013
Principal Amount			Value
		GOVERNMENT AGENCIES—74.1%
$542,000,000	[1]	Federal Farm Credit System Discount Notes, 0.030% - 0.130%, 8/7/2013 - 12/11/2013	$541,930,131
867,050,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.100% - 0.212%, 8/1/2013 - 8/28/2013	867,015,563
7,700,000		Federal Farm Credit System Note, 0.150%, 2/5/2014	7,701,447
1,282,120,000	[1]	Federal Home Loan Bank System Discount Notes, 0.040% - 0.140%, 8/14/2013 - 1/21/2014	1,281,955,212
650,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.055% - 0.165%, 8/1/2013 - 9/11/2013	650,003,103
701,500,000		Federal Home Loan Bank System Notes, 0.090% - 0.500%, 8/9/2013 - 2/5/2014	701,476,871
93,750,000	[1]	Tennessee Valley Authority Discount Note, 0.050%, 8/1/2013	93,750,000
		TOTAL GOVERNMENT AGENCIES	4,143,832,327
		U.S. TREASURY—30.4%
100,000,000	[1]	United States Treasury Bill, 0.110%, 8/1/2013	100,000,000
50,000,000		United States Treasury Note, 0.125%, 9/30/2013	50,000,607
112,000,000		United States Treasury Note, 1.250%, 2/15/2014	112,688,254
150,000,000		United States Treasury Note, 1.875%, 2/28/2014	151,522,736
583,000,000		United States Treasury Notes, 0.125% - 3.125%, 8/31/2013	583,512,001
100,000,000		United States Treasury Notes, 0.250% - 2.750%, 10/31/2013	100,341,112
600,000,000		United States Treasury Notes, 0.750% - 4.250%, 8/15/2013	600,431,235
		TOTAL U.S. TREASURY	1,698,495,945
		TOTAL INVESTMENTS—104.5% (AT AMORTIZED COST)[3]	5,842,328,272
		OTHER ASSETS AND LIABILITIES - NET—(4.5)%[4]	(249,296,711)
		NET ASSETS—100%	$5,593,031,561
1	Discount rate at time of purchase.
2	Floating rate notes with current rate and maturity or tender date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2013.
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2

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements.
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3

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.001	0.011
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.001	0.011
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.011)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.011)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.05%	1.09%
Ratios to Average Net Assets:
Net expenses	0.13%[3]	0.10%[3]	0.17%[3]	0.20%	0.23%
Net investment income	0.01%	0.01%	0.01%	0.06%	0.96%
Expense waiver/reimbursement[4]	0.16%	0.19%	0.12%	0.09%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,132,447	$4,442,693	$4,621,767	$5,440,448	$13,569,616
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.13%, 0.10% and 0.17% for the years ended July 31, 2013, 2012 and 2011, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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4

Statement of Assets and Liabilities
July 31, 2013
Assets:
Total investment in securities, at amortized cost and fair value		$5,842,328,272
Cash		37,331,069
Income receivable		10,786,098
Receivable for shares sold		480
TOTAL ASSETS		5,890,445,919
Liabilities:
Payable for investments purchased	$297,110,178
Payable for shares redeemed	47,658
Income distribution payable	30,242
Payable to adviser (Note 5)	59,617
Payable for Directors'/Trustees' fees (Note 5)	1,402
Accrued expenses (Note 5)	165,261
TOTAL LIABILITIES		297,414,358
Net assets for 5,592,937,087 shares outstanding		$5,593,031,561
Net Assets Consist of:
Paid-in capital		$5,592,946,467
Accumulated net realized gain on investments		85,158
Distributions in excess of net investment income		(64)
TOTAL NET ASSETS		$5,593,031,561
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$3,132,446,934 ÷ 3,132,389,591 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$2,460,584,627 ÷ 2,460,547,496 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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5

Statement of Operations
Year Ended July 31, 2013
Investment Income:
Interest			$8,442,625
Expenses:
Investment adviser fee (Note 5)		$12,383,618
Administrative fee (Note 5)		4,832,180
Custodian fees		200,565
Transfer agent fee		85,258
Directors'/Trustees' fees (Note 5)		34,779
Auditing fees		20,500
Legal fees		8,143
Shareholder services fee (Note 5)		2,174,505
Account administration fee (Note 2)		3,485,747
Portfolio accounting fees		175,000
Share registration costs		44,098
Printing and postage		29,095
Insurance premiums (Note 5)		15,584
Miscellaneous (Note 5)		62,207
TOTAL EXPENSES		23,551,279
Waivers and Reduction:
Waiver of investment adviser fee (Note 5)	$(10,053,171)
Waiver of administrative fee (Note 5)	(11,187)
Waiver of shareholder services fee (Note 5)	(2,174,505)
Waiver of account administration fee (Note 2)	(3,485,747)
Reduction of custodian fees (Note 6)	(1,646)
TOTAL WAIVERS AND REDUCTION		(15,726,256)
Net expenses			7,825,023
Net investment income			617,602
Net realized gain on investments			88,888
Change in net assets resulting from operations			$706,490
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended July 31	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$617,602	$670,987
Net realized gain on investments	88,888	34,647
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	706,490	705,634
Distribution to Shareholders:
Distributions from net investment income
Institutional Shares	(390,895)	(446,345)
Service Shares	(226,709)	(224,704)
Distributions from net realized gain on investments
Institutional Shares	(15,875)	(42,533)
Service Shares	(7,471)	(17,866)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(640,950)	(731,448)
Share Transactions:
Proceeds from sale of shares	22,288,952,027	26,544,761,250
Net asset value of shares issued to shareholders in payment of distributions declared	262,873	354,490
Cost of shares redeemed	(23,467,648,551)	(26,622,818,900)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,178,433,651)	(77,703,160)
Change in net assets	(1,178,368,111)	(77,728,974)
Net Assets:
Beginning of period	6,771,399,672	6,849,128,646
End of period (including distributions in excess of net investment income of $(64) and $(62), respectively)	$5,593,031,561	$6,771,399,672
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Notes to Financial Statements
July 31, 2013
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Government Obligations Tax-Managed Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The financial highlights of the Service Shares are presented separately. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear account administration fees and shareholder services fees unique to those classes.
For the year ended July 31, 2013, account administration fees for the Fund were as follows:
	Account Administration Fees Incurred	Account Administration Fees Waived
Service Shares	$3,485,747	$(3,485,747)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2013		2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	13,514,723,857	$13,514,723,857	17,454,645,472	$17,454,645,472
Shares issued to shareholders in payment of distributions declared	211,382	211,382	243,512	243,512
Shares redeemed	(14,825,208,345)	(14,825,208,345)	(17,634,128,120)	(17,634,128,120)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,310,273,106)	$(1,310,273,106)	(179,239,136)	$(179,239,136)
Year Ended July 31	2013		2012
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	8,774,228,170	$8,774,228,170	9,090,115,778	$9,090,115,778
Shares issued to shareholders in payment of distributions declared	51,491	51,491	110,978	110,978
Shares redeemed	(8,642,440,206)	(8,642,440,206)	(8,988,690,780)	(8,988,690,780)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	131,839,455	$131,839,455	101,535,976	$101,535,976
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,178,433,651)	$(1,178,433,651)	(77,703,160)	$(77,703,160)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2013 and 2012, was as follows:
	2013	2012
Ordinary income[1]	$640,950	$731,448
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of July 31, 2013, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$85,094
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2013 the Adviser voluntarily waived $10,053,171 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2013, FAS waived $11,187 of its fee. The net fee paid to FAS was 0.078% of average daily net assets of the Fund.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2013, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Waived by Unaffiliated Third Parties
Service Shares	$2,174,505	$(2,174,505)
For the year ended July 31, 2013, the Fund's Institutional Shares did not incur Service Fees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.20% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2014; or (b) the
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date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2013, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $885,078,939 and $1,319,498,985, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
6. EXPENSE REDUCTION
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended July 31, 2013, the Fund's expenses were reduced by $1,646 under these arrangements.
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2013, there were no outstanding loans. During the year ended July 31, 2013, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2013, there were no outstanding loans. During the year ended July 31, 2013, the program was not utilized.
9. Federal Tax Information (unaudited)
For the fiscal year ended July 31, 2013, 100% of the dividends paid by the Fund are interest-related dividends as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF the MONEY MARKET OBLIGATIONS TRUST AND THE institutional class SHAREHOLDERS OF FEDERATED GOVERNMENT OBLIGATIONS TAX-MANAGED FUND:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Government Obligations Tax-Managed Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Government Obligations Tax-Managed Fund as of July 31, 2013, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 23, 2013
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2013 to July 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2013	Ending Account Value 7/31/2013	Expenses Paid During Period[1]
Actual	$1,000	$1,000.00	$0.60[2]
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.20	$0.60[2]
1	Expenses are equal to the Fund's annualized net expense ratio of 0.12% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.99 and $1.00, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Trust comprised 36 portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
In Memoriam - John F. Cunningham, Independent Trustee
With deep sadness, Federated announces the passing of John F. Cunningham, who served as an independent member of the Board of the Federated Fund Family since 1999. Mr. Cunningham's savvy business acumen and incisive intellect made him a powerful force on the Federated Fund Board. He was an advocate for shareholders and a respected colleague within the Federated family. Mr. Cunningham enjoyed an outstanding career in technology, having served as President and in other Senior Executive positions with leading companies in the industry. Federated expresses gratitude to Mr. Cunningham for his fine contributions as a Board member, colleague and friend. He will be greatly missed.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, and Associate General Secretary, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh; Board Member, Energy & Mineral Law Foundation.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler, CPA Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Officer since: May 2004 Portfolio Manager since: May 1995	Principal Occupations: Susan R. Hill has been the Fund's Portfolio Manager since May 1995. She is Vice President of the Trust with respect to the Fund. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.
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Evaluation and Approval of Advisory Contract–May 2013
Federated Government Obligations Tax-Managed Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was below the median of the relevant peer group, and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
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The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were
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likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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26

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
Annual Shareholder Report
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Government Obligations Tax-Managed Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N856
33517 (9/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2013
Share Class	Ticker
Institutional	GOTXX
Service	GTSXX

Federated Government Obligations Tax-Managed Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2013, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	74.1%
U.S. Treasury Securities	30.4%
Other Assets and Liabilities—Net[2]	(4.5)%
TOTAL	100.0%
At July 31, 2013, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	17.1%
8-30 Days	37.8%
31-90 Days	30.7%
91-180 Days	10.5%
181 Days or more	8.4%
Other Assets and Liabilities—Net[2]	(4.5)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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1

Portfolio of Investments
July 31, 2013
Principal Amount			Value
		GOVERNMENT AGENCIES—74.1%
$542,000,000	[1]	Federal Farm Credit System Discount Notes, 0.030% - 0.130%, 8/7/2013 - 12/11/2013	$541,930,131
867,050,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.100% - 0.212%, 8/1/2013 - 8/28/2013	867,015,563
7,700,000		Federal Farm Credit System Note, 0.150%, 2/5/2014	7,701,447
1,282,120,000	[1]	Federal Home Loan Bank System Discount Notes, 0.040% - 0.140%, 8/14/2013 - 1/21/2014	1,281,955,212
650,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.055% - 0.165%, 8/1/2013 - 9/11/2013	650,003,103
701,500,000		Federal Home Loan Bank System Notes, 0.090% - 0.500%, 8/9/2013 - 2/5/2014	701,476,871
93,750,000	[1]	Tennessee Valley Authority Discount Note, 0.050%, 8/1/2013	93,750,000
		TOTAL GOVERNMENT AGENCIES	4,143,832,327
		U.S. TREASURY—30.4%
100,000,000	[1]	United States Treasury Bill, 0.110%, 8/1/2013	100,000,000
50,000,000		United States Treasury Note, 0.125%, 9/30/2013	50,000,607
112,000,000		United States Treasury Note, 1.250%, 2/15/2014	112,688,254
150,000,000		United States Treasury Note, 1.875%, 2/28/2014	151,522,736
583,000,000		United States Treasury Notes, 0.125% - 3.125%, 8/31/2013	583,512,001
100,000,000		United States Treasury Notes, 0.250% - 2.750%, 10/31/2013	100,341,112
600,000,000		United States Treasury Notes, 0.750% - 4.250%, 8/15/2013	600,431,235
		TOTAL U.S. TREASURY	1,698,495,945
		TOTAL INVESTMENTS—104.5% (AT AMORTIZED COST)[3]	5,842,328,272
		OTHER ASSETS AND LIABILITIES - NET—(4.5)%[4]	(249,296,711)
		NET ASSETS—100%	$5,593,031,561
1	Discount rate at time of purchase.
2	Floating rate notes with current rate and maturity or tender date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2013.
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2

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements.
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3

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.001	0.011
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.001	0.011
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.011)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.011)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.05%	1.09%
Ratios to Average Net Assets:
Net expenses	0.13%[3]	0.10%[3]	0.17%[3]	0.20%	0.23%
Net investment income	0.01%	0.01%	0.01%	0.06%	0.96%
Expense waiver/reimbursement[4]	0.16%	0.19%	0.12%	0.09%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,132,447	$4,442,693	$4,621,767	$5,440,448	$13,569,616
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.13%, 0.10% and 0.17% for the years ended July 31, 2013, 2012 and 2011, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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4

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.008
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.008
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.008)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.008)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.84%
Ratios to Average Net Assets:
Net expenses	0.12%[3]	0.10%[3]	0.17%[3]	0.25%	0.48%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.71%
Expense waiver/reimbursement[4]	0.41%	0.43%	0.36%	0.29%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,460,585	$2,328,706	$2,227,361	$1,859,596	$2,941,394
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.12%, 0.10% and 0.17% for the years ended July 31, 2013, 2012 and 2011, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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5

Statement of Assets and Liabilities
July 31, 2013
Assets:
Total investment in securities, at amortized cost and fair value		$5,842,328,272
Cash		37,331,069
Income receivable		10,786,098
Receivable for shares sold		480
TOTAL ASSETS		5,890,445,919
Liabilities:
Payable for investments purchased	$297,110,178
Payable for shares redeemed	47,658
Income distribution payable	30,242
Payable to adviser (Note 5)	59,617
Payable for Directors'/Trustees' fees (Note 5)	1,402
Accrued expenses (Note 5)	165,261
TOTAL LIABILITIES		297,414,358
Net assets for 5,592,937,087 shares outstanding		$5,593,031,561
Net Assets Consist of:
Paid-in capital		$5,592,946,467
Accumulated net realized gain on investments		85,158
Distributions in excess of net investment income		(64)
TOTAL NET ASSETS		$5,593,031,561
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$3,132,446,934 ÷ 3,132,389,591 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$2,460,584,627 ÷ 2,460,547,496 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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6

Statement of Operations
Year Ended July 31, 2013
Investment Income:
Interest			$8,442,625
Expenses:
Investment adviser fee (Note 5)		$12,383,618
Administrative fee (Note 5)		4,832,180
Custodian fees		200,565
Transfer agent fee		85,258
Directors'/Trustees' fees (Note 5)		34,779
Auditing fees		20,500
Legal fees		8,143
Shareholder services fee (Note 5)		2,174,505
Account administration fee (Note 2)		3,485,747
Portfolio accounting fees		175,000
Share registration costs		44,098
Printing and postage		29,095
Insurance premiums (Note 5)		15,584
Miscellaneous (Note 5)		62,207
TOTAL EXPENSES		23,551,279
Waivers and Reduction:
Waiver of investment adviser fee (Note 5)	$(10,053,171)
Waiver of administrative fee (Note 5)	(11,187)
Waiver of shareholder services fee (Note 5)	(2,174,505)
Waiver of account administration fee (Note 2)	(3,485,747)
Reduction of custodian fees (Note 6)	(1,646)
TOTAL WAIVERS AND REDUCTION		(15,726,256)
Net expenses			7,825,023
Net investment income			617,602
Net realized gain on investments			88,888
Change in net assets resulting from operations			$706,490
See Notes which are an integral part of the Financial Statements
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7

Statement of Changes in Net Assets
Year Ended July 31	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$617,602	$670,987
Net realized gain on investments	88,888	34,647
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	706,490	705,634
Distribution to Shareholders:
Distributions from net investment income
Institutional Shares	(390,895)	(446,345)
Service Shares	(226,709)	(224,704)
Distributions from net realized gain on investments
Institutional Shares	(15,875)	(42,533)
Service Shares	(7,471)	(17,866)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(640,950)	(731,448)
Share Transactions:
Proceeds from sale of shares	22,288,952,027	26,544,761,250
Net asset value of shares issued to shareholders in payment of distributions declared	262,873	354,490
Cost of shares redeemed	(23,467,648,551)	(26,622,818,900)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,178,433,651)	(77,703,160)
Change in net assets	(1,178,368,111)	(77,728,974)
Net Assets:
Beginning of period	6,771,399,672	6,849,128,646
End of period (including distributions in excess of net investment income of $(64) and $(62), respectively)	$5,593,031,561	$6,771,399,672
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
July 31, 2013
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Government Obligations Tax-Managed Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear account administration fees and shareholder services fees unique to those classes.
For the year ended July 31, 2013, account administration fees for the Fund were as follows:
	Account Administration Fees Incurred	Account Administration Fees Waived
Service Shares	$3,485,747	$(3,485,747)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
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10

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2013		2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	13,514,723,857	$13,514,723,857	17,454,645,472	$17,454,645,472
Shares issued to shareholders in payment of distributions declared	211,382	211,382	243,512	243,512
Shares redeemed	(14,825,208,345)	(14,825,208,345)	(17,634,128,120)	(17,634,128,120)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,310,273,106)	$(1,310,273,106)	(179,239,136)	$(179,239,136)
Year Ended July 31	2013		2012
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	8,774,228,170	$8,774,228,170	9,090,115,778	$9,090,115,778
Shares issued to shareholders in payment of distributions declared	51,491	51,491	110,978	110,978
Shares redeemed	(8,642,440,206)	(8,642,440,206)	(8,988,690,780)	(8,988,690,780)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	131,839,455	$131,839,455	101,535,976	$101,535,976
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,178,433,651)	$(1,178,433,651)	(77,703,160)	$(77,703,160)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2013 and 2012, was as follows:
	2013	2012
Ordinary income[1]	$640,950	$731,448
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of July 31, 2013, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$85,094
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2013 the Adviser voluntarily waived $10,053,171 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2013, FAS waived $11,187 of its fee. The net fee paid to FAS was 0.078% of average daily net assets of the Fund.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2013, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Waived by Unaffiliated Third Parties
Service Shares	$2,174,505	$(2,174,505)
For the year ended July 31, 2013, the Fund's Institutional Shares did not incur Service Fees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.20% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2014; or (b) the
Annual Shareholder Report
12

date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2013, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $885,078,939 and $1,319,498,985, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
6. EXPENSE REDUCTION
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended July 31, 2013, the Fund's expenses were reduced by $1,646 under these arrangements.
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2013, there were no outstanding loans. During the year ended July 31, 2013, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2013, there were no outstanding loans. During the year ended July 31, 2013, the program was not utilized.
9. Federal Tax Information (unaudited)
For the fiscal year ended July 31, 2013, 100% of the dividends paid by the Fund are interest-related dividends as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF the MONEY MARKET OBLIGATIONS TRUST AND THE SHAREHOLDERS OF FEDERATED GOVERNMENT OBLIGATIONS TAX-MANAGED FUND:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Government Obligations Tax-Managed Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Government Obligations Tax-Managed Fund as of July 31, 2013, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 23, 2013
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2013 to July 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2013	Ending Account Value 7/31/2013	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.00	$0.60[2]
Service Shares	$1,000	$1,000.00	$0.55[3]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.20	$0.60[2]
Service Shares	$1,000	$1,024.25	$0.55[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.12%
Service Shares	0.11%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.99 and $1.00, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.23 and $2.26, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Trust comprised 36 portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
In Memoriam - John F. Cunningham, Independent Trustee
With deep sadness, Federated announces the passing of John F. Cunningham, who served as an independent member of the Board of the Federated Fund Family since 1999. Mr. Cunningham's savvy business acumen and incisive intellect made him a powerful force on the Federated Fund Board. He was an advocate for shareholders and a respected colleague within the Federated family. Mr. Cunningham enjoyed an outstanding career in technology, having served as President and in other Senior Executive positions with leading companies in the industry. Federated expresses gratitude to Mr. Cunningham for his fine contributions as a Board member, colleague and friend. He will be greatly missed.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, and Associate General Secretary, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh; Board Member, Energy & Mineral Law Foundation.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler, CPA Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Officer since: May 2004 Portfolio Manager since: May 1995	Principal Occupations: Susan R. Hill has been the Fund's Portfolio Manager since May 1995. She is Vice President of the Trust with respect to the Fund. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.
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Evaluation and Approval of Advisory Contract–May 2013
Federated Government Obligations Tax-Managed Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was below the median of the relevant peer group, and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
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The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were
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likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Government Obligations Tax-Managed Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N856
CUSIP 60934N849
39009 (9/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2013
Share Class	Ticker
A	LUGXX
B	LIBXX
C	LUCXX
F	LUFXX

Federated Liberty U.S. Government Money Market Trust
Fund Established 1980

A Portfolio of Money Market Obligations Trust

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2012 through July 31, 2013. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President
Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2013, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	61.2%
U.S. Government Agency Securities	38.2%
U.S. Treasury Securities	1.3%
Other Assets and Liabilities—Net[2]	(0.7)%
TOTAL	100.0%
At July 31, 2013, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	67.4%
8-30 Days	10.5%
31-90 Days	5.9%
91-180 Days	5.6%
181 Days or more	11.3%
Other Assets and Liabilities—Net[2]	(0.7)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2013
Principal Amount			Value
		GOVERNMENT AGENCIES—38.2%
$5,750,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.122% - 0.340%, 8/1/2013 - 9/20/2013	$5,750,776
1,500,000		Federal Farm Credit System Notes, 0.150% - 0.170%, 10/9/2013 - 6/24/2014	1,499,732
1,250,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.130% - 0.180%, 8/1/2013 - 8/25/2013	1,249,846
28,915,000		Federal Home Loan Bank System Notes, 0.100% - 5.125%, 8/2/2013 - 8/22/2014	28,920,674
1,450,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.090% - 0.150%, 9/4/2013 - 10/15/2013	1,449,774
3,250,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.165%, 8/4/2013	3,249,855
2,355,000		Federal Home Loan Mortgage Corp. Notes, 0.100% - 2.500%, 10/15/2013 - 2/7/2014	2,358,174
2,000,000	[2]	Federal National Mortgage Association Discount Notes, 0.120% - 0.150%, 9/3/2013 - 1/2/2014	1,999,349
7,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.156% - 0.330%, 8/1/2013 - 8/27/2013	6,999,082
2,463,000		Federal National Mortgage Association Notes, 0.500% - 2.750%, 8/9/2013 - 6/27/2014	2,472,498
		TOTAL GOVERNMENT AGENCIES	55,949,760
		U.S. TREASURY—1.3%
1,000,000		United States Treasury Notes, 0.250%, 6/30/2014	1,000,767
1,000,000		United States Treasury Notes, 1.000%, 1/15/2014	1,004,020
		TOTAL U.S. TREASURY	2,004,787
		Repurchase Agreements—61.2%
2,000,000	[3]	Interest in $772,000,000 joint repurchase agreement 0.08%, dated 7/15/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $772,102,933 on 9/13/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2043 and the market value of those underlying securities was $787,469,749.	2,000,000
10,000,000		Interest in $250,000,000 joint repurchase agreement 0.08%, dated 7/31/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $250,000,556 on 8/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/15/2054 and the market value of those underlying securities was $255,000,567.	10,000,000
Annual Shareholder Report
2

Principal Amount			Value
		Repurchase Agreements—continued
$4,000,000	[3]	Interest in $1,353,000,000 joint repurchase agreement 0.10%, dated 5/20/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,353,342,008 on 8/19/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2043 and the market value of those underlying securities was $1,386,857,733.	$4,000,000
1,000,000	[3]	Interest in $386,000,000 joint repurchase agreement 0.10%, dated 5/20/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $386,097,572 on 8/20/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2043 and the market value of those underlying securities was $395,697,938.	1,000,000
14,595,000		Interest in $3,210,000,000 joint repurchase agreement 0.09%, dated 7/31/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,210,008,025 on 8/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $3,274,208,186.	14,595,000
2,000,000		Interest in $682,000,000 joint repurchase agreement 0.04%, dated 7/26/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $682,005,304 on 8/2/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 4/15/2023 and the market value of those underlying securities was $695,644,638.	2,000,000
2,000,000	[3]	Interest in $585,000,000 joint repurchase agreement 0.07%, dated 7/22/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $585,103,513 on 10/21/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/16/2053 and the market value of those underlying securities was $597,225,330.	2,000,000
2,000,000	[3]	Interest in $576,000,000 joint repurchase agreement 0.09%, dated 6/24/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $576,131,040 on 9/23/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2047 and the market value of those underlying securities was $590,906,959.	2,000,000
9,000,000		Interest in $1,203,000,000 joint repurchase agreement 0.06%, dated 7/30/2013 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,203,014,035 on 8/6/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/25/2043 and the market value of those underlying securities was $1,231,682,213.	9,000,000
Annual Shareholder Report
3

Principal Amount			Value
		Repurchase Agreements—continued
$10,000,000		Interest in $500,000,000 joint repurchase agreement 0.09%, dated 7/31/2013 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $500,001,250 on 8/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2042 and the market value of those underlying securities was $510,001,275.	$10,000,000
5,000,000	[3]	Interest in $611,000,000 joint repurchase agreement 0.08%, dated 7/15/2013 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $611,040,733 on 8/14/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2043 and the market value of those underlying securities was $625,768,994.	5,000,000
3,000,000		Interest in $965,000,000 joint repurchase agreement 0.04%, dated 7/26/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $965,007,506 on 8/2/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2043 and the market value of those underlying securities was $993,956,626.	3,000,000
1,000,000		Interest in $385,000,000 joint repurchase agreement 0.05%, dated 7/29/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $385,003,743 on 8/5/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2043 and the market value of those underlying securities was $393,484,429.	1,000,000
3,000,000		Interest in $950,000,000 joint repurchase agreement 0.06%, dated 7/30/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $950,011,083 on 8/6/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/15/2041 and the market value of those underlying securities was $978,503,262.	3,000,000
1,000,000		Interest in $445,000,000 joint repurchase agreement 0.07%, dated 7/31/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $445,006,057 on 8/7/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2043 and the market value of those underlying securities was $455,405,110.	1,000,000
2,000,000	[3]	Interest in $800,000,000 joint repurchase agreement 0.10%, dated 7/18/2013 under which ING Financial Markets LLC will repurchase securities provided as collateral for $800,200,000 on 10/16/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 6/25/2043 and the market value of those underlying securities was $824,031,260.	2,000,000
Annual Shareholder Report
4

Principal Amount			Value
		Repurchase Agreements—continued
$10,000,000		Interest in $250,000,000 joint repurchase agreement 0.10%, dated 7/31/2013 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $250,000,694 on 8/1/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2043 and the market value of those underlying securities was $255,001,692.	$10,000,000
1,000,000		Interest in $800,000,000 joint repurchase agreement 0.07%, dated 7/31/2013 under which Merrill Lynch, Pierce, Fenner and Smith will repurchase securities provided as collateral for $800,010,889 on 8/7/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2043 and the market value of those underlying securities was $819,825,134.	1,000,000
1,000,000	[3]	Interest in $380,000,000 joint repurchase agreement 0.08%, dated 7/3/2013 under which Merrill Lynch, Pierce, Fenner and Smith will repurchase securities provided as collateral for $380,025,333 on 8/2/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2043 and the market value of those underlying securities was $388,707,073.	1,000,000
2,000,000	[3]	Interest in $400,000,000 joint repurchase agreement 0.18%, dated 6/18/2013 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $400,182,000 on 9/17/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2043 and the market value of those underlying securities was $408,984,530.	2,000,000
3,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.08%, dated 7/12/2013 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $1,000,068,889 on 8/12/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2043 and the market value of those underlying securities was $1,020,045,334.	3,000,000
Annual Shareholder Report
5

Principal Amount			Value
		Repurchase Agreements—continued
$1,000,000	[3]	Interest in $450,000,000 joint repurchase agreement 0.12%, dated 7/2/2013 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $450,136,500 on 10/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/25/2043 and the market value of those underlying securities was $460,236,705.	$1,000,000
		TOTAL REPURCHASE AGREEMENTS	89,595,000
		TOTAL INVESTMENTS—100.7% (AT AMORTIZED COST)[4]	147,549,547
		OTHER ASSETS AND LIABILITIES - NET—(0.7)%[5]	(1,084,103)
		TOTAL NET ASSETS—100%	$146,465,444
1	Floating rate notes with current rate and next reset date shown.
2	Discount rate at time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	—	0.005
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.005
Less Distributions:
Distributions from net investment income	(0.000)[1]	—	—	—	(0.005)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	(0.005)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%	0.50%
Ratios to Average Net Assets:
Net expenses	0.18%	0.18%	0.21%	0.28%	0.84%
Net investment income	0.00%	0.00%	0.00%	0.00%	0.50%
Expense waiver/reimbursement[4]	1.07%	1.12%	1.11%	0.96%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$124,032	$128,392	$159,854	$171,125	$226,330
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	—	0.001
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.001
Less Distributions:
Distributions from net investment income	(0.000)[1]	—	—	—	(0.001)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%	0.12%
Ratios to Average Net Assets:
Net expenses	0.18%	0.18%	0.21%	0.28%	1.17%
Net investment income	0.00%	0.00%	0.00%	0.00%	0.09%
Expense waiver/reimbursement[4]	1.82%	1.87%	1.85%	1.72%	0.76%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,397	$10,689	$16,983	$25,240	$44,967
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	—	0.001
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.001
Less Distributions:
Distributions from net investment income	(0.000)[1]	—	—	—	(0.001)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%	0.13%
Ratios to Average Net Assets:
Net expenses	0.18%	0.18%	0.21%	0.28%	1.15%
Net investment income	0.00%	0.00%	0.00%	0.00%	0.08%
Expense waiver/reimbursement[4]	1.83%	1.87%	1.86%	1.72%	0.77%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,202	$7,644	$9,634	$8,567	$14,911
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	—	0.005
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.005
Less Distributions:
Distributions from net investment income	(0.000)[1]	—	—	—	(0.005)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	(0.005)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%	0.50%
Ratios to Average Net Assets:
Net expenses	0.17%	0.18%	0.21%	0.28%	0.82%
Net investment income	0.00%	0.00%	0.00%	0.00%	0.39%
Expense waiver/reimbursement[4]	1.11%	1.12%	1.12%	0.94%	0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,835	$1,212	$1,389	$1,184	$2,079
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Statement of Assets and Liabilities
July 31, 2013
Assets:
Investment in repurchase agreements	$89,595,000
Investment in securities	57,954,547
Total investment in securities, at amortized cost and fair value		$147,549,547
Cash		1,036
Income receivable		60,366
Receivable for shares sold		786,231
TOTAL ASSETS		148,397,180
Liabilities:
Payable for investments purchased	1,500,000
Payable for shares redeemed	289,567
Payable to adviser (Note 5)	25,163
Payable for transfer agent fee	79,823
Payable for Directors'/Trustees' fees (Note 5)	139
Payable for shareholder services fee (Note 5)	2,734
Accrued expenses (Note 5)	34,310
TOTAL LIABILITIES		1,931,736
Net assets for 146,520,370 shares outstanding		$146,465,444
Net Assets Consist of:
Paid-in capital		$146,465,444
Annual Shareholder Report
11

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($124,032,018 ÷ 124,086,861 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share	$1.00
Class B Shares:
Net asset value per share ($8,396,518 ÷ 8,396,599 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (94.50/100 of $1.00)[1]	$0.95
Class C Shares:
Net asset value per share ($11,201,803 ÷ 11,201,804 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (99.00/100 of $1.00)[1]	$0.99
Class F Shares:
Net asset value per share ($2,835,105 ÷ 2,835,106 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (99.00/100 of $1.00)[1]	$0.99
1	Under certain limited conditions, a “Contingent Deferred Sales Charge” of up to 5.50% for Class B Shares and up to 1.00% for Class C Shares and Class F Shares may be imposed. See “Sales Charge When You Redeem” in the Prospectus.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Statement of Operations
Year Ended July 31, 2013
Investment Income:
Interest			$253,664
Expenses:
Investment adviser fee (Note 5)		$702,249
Administrative fee (Note 5)		122,820
Custodian fees		15,038
Transfer agent fee (Note 2)		354,349
Directors'/Trustees' fees (Note 5)		933
Auditing fees		20,250
Legal fees		7,634
Portfolio accounting fees		78,206
Distribution services fee (Note 5)		126,097
Shareholder services fee (Note 5)		349,103
Share registration costs		70,478
Printing and postage		28,085
Insurance premiums (Note 5)		4,176
Miscellaneous (Note 5)		2,314
TOTAL EXPENSES		1,881,732
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(702,249)
Waiver of administrative fee (Note 5)	(4,547)
Waiver of distribution services fee (Note 5)	(126,097)
Waiver of shareholder services fee (Note 5)	(326,919)
Waiver of transfer agent fee (Note 2)	(28,463)
Reimbursement of shareholder services fee (Note 5)	(22,184)
Reimbursement of other operating expenses (Note 5)	(417,609)
TOTAL WAIVERS AND REIMBURSEMENTS		(1,628,068)
Net expenses			253,664
Net investment income			—
Net realized gain on investments			4
Change in net assets resulting from operations			$4
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Statement of Changes in Net Assets
Year Ended July 31	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$—	$—
Net realized gain on investments	4	124
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4	124
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(0)[1]	(1,384)
Class B Shares	(0)[1]	(159)
Class C Shares	(0)[1]	(102)
Class F Shares	(0)[1]	(14)
Distributions from net realized gain on investments
Class A Shares	(379)	(1,384)
Class B Shares	(33)	(159)
Class C Shares	(24)	(102)
Class F Shares	(3)	(14)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(439)	(1,659)
Share Transactions:
Proceeds from sale of shares	89,314,691	73,274,593
Net asset value of shares issued to shareholders in payment of distributions declared	410	1,543
Cost of shares redeemed	(90,786,490)	(113,197,937)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,471,389)	(39,921,801)
Change in net assets	(1,471,824)	(39,923,336)
Net Assets:
Beginning of period	147,937,268	187,860,604
End of period	$146,465,444	$147,937,268
1	Represents less than $1.
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
July 31, 2013
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Liberty U.S. Government Money Market Trust (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase
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agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which is an agreement between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Class F Shares may bear distribution services fees, shareholder services fees and certain transfer agent fees unique to those classes. For the year ended July 31, 2013, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Waived
Class A Shares	$308,707	$(24,236)
Class B Shares	22,291	(1,705)
Class C Shares	20,485	(2,075)
Class F Shares	2,866	(447)
TOTAL	$354,349	$(28,463)
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Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2013		2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	70,637,942	$70,637,942	55,670,403	$55,670,403
Shares issued to shareholders in payment of distributions declared	352	352	1,284	1,284
Shares redeemed	(74,998,160)	(74,998,160)	(87,134,428)	(87,134,428)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(4,359,866)	$(4,359,866)	(31,462,741)	$(31,462,741)
Year Ended July 31	2013		2012
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	4,244,392	$4,244,392	4,848,509	$4,848,509
Shares issued to shareholders in payment of distributions declared	32	32	150	150
Shares redeemed	(6,536,736)	(6,536,736)	(11,141,495)	(11,141,495)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(2,292,312)	$(2,292,312)	(6,292,836)	$(6,292,836)
Year Ended July 31	2013		2012
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	10,888,981	$10,888,981	11,535,523	$11,535,523
Shares issued to shareholders in payment of distributions declared	23	23	97	97
Shares redeemed	(7,331,543)	(7,331,543)	(13,524,066)	(13,524,066)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	3,557,461	$3,557,461	(1,988,446)	$(1,988,446)
Year Ended July 31	2013		2012
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	3,543,376	$3,543,376	1,220,158	$1,220,158
Shares issued to shareholders in payment of distributions declared	3	3	12	12
Shares redeemed	(1,920,051)	(1,920,051)	(1,397,948)	(1,397,948)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	1,623,328	$1,623,328	(177,778)	$(177,778)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,471,389)	$(1,471,389)	(39,921,801)	$(39,921,801)
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4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2013 and 2012, was as follows:
	2013	2012
Ordinary income[1]	$439	$1,659
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.500% on the first $500 million; 0.475% on the second $500 million; 0.450% on the third $500 million; 0.425% on the fourth $500 million; and 0.400% over $2 billion of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2013, the Adviser voluntarily waived its entire fee of $702,249 and voluntarily reimbursed $417,609 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2013, FAS waived $4,547 of its fee. The net fee paid to FAS was 0.084% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2013, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class B Shares	$66,551	$(66,551)
Class C Shares	59,546	(59,546)
TOTAL	$126,097	$(126,097)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2013, FSC retained $375 of CDSC relating to redemptions of Class A Shares, $5,956 of CDSC relating to redemptions of Class B Shares, $2,040 relating to redemptions of Class C Shares and $1,294 relating to redemptions of Class F Shares.
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Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2013, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed	Service Fees Waived by Unaffiliated Third Parties
Class A Shares	$304,467	$—	$(304,467)
Class B Shares	22,184	(22,184)	—
Class C Shares	19,847	—	(19,847)
Class F Shares	2,605	—	(2,605)
TOTAL	$349,103	$(22,184)	$(326,919)
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.93%, 1.83%, 1.83% and 0.93% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
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6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2013, there were no outstanding loans. During the year ended July 31, 2013, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2013, there were no outstanding loans. During the year ended July 31, 2013, the program was not utilized.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF Money Market Obligations trust AND SHAREHOLDERS OF Federated liberty u.s. government money market trust:
We have audited the accompanying statement of assets and liabilities of Federated Liberty U.S. Government Money Market Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2013, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Liberty U.S. Government Money Market Trust, a portfolio of Money Market Obligations Trust, at July 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 23, 2013
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges on redemption of Class B Shares, Class C Shares and Class F Shares; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2013 to July 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges on redemptions. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 2/1/2013	Ending Account Value 7/31/2013	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,000.00	$0.74[2]
Class B Shares	$1,000	$1,000.00	$0.74[3]
Class C Shares	$1,000	$1,000.00	$0.74[4]
Class F Shares	$1,000	$1,000.00	$0.69[5]
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	Beginning Account Value 2/1/2013	Ending Account Value 7/31/2013	Expenses Paid During Period[1]
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,024.05	$0.75[2]
Class B Shares	$1,000	$1,024.05	$0.75[3]
Class C Shares	$1,000	$1,024.05	$0.75[4]
Class F Shares	$1,000	$1,024.10	$0.70[5]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.15%
Class B Shares	0.15%
Class C Shares	0.15%
Class F Shares	0.14%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class A Shares current Fee Limit of 0.93% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.61 and $4.66, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class B Shares current Fee Limit of 1.83% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $9.07 and $9.15, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class C Shares current Fee Limit of 1.83% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $9.07 and $9.15, respectively.
5	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class F Shares current Fee Limit of 0.93% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.61 and $4.66, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Trust comprised 36 portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
In Memoriam - John F. Cunningham, Independent Trustee
With deep sadness, Federated announces the passing of John F. Cunningham, who served as an independent member of the Board of the Federated Fund Family since 1999. Mr. Cunningham's savvy business acumen and incisive intellect made him a powerful force on the Federated Fund Board. He was an advocate for shareholders and a respected colleague within the Federated family. Mr. Cunningham enjoyed an outstanding career in technology, having served as President and in other Senior Executive positions with leading companies in the industry. Federated expresses gratitude to Mr. Cunningham for his fine contributions as a Board member, colleague and friend. He will be greatly missed.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, and Associate General Secretary, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Annual Shareholder Report
28

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh; Board Member, Energy & Mineral Law Foundation.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
Annual Shareholder Report
29

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler, CPA Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Annual Shareholder Report
30

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: January 1994	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since January 1994. Ms. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Officer since: May 2004 Portfolio Manager since: January 1994	Principal Occupations: Susan R. Hill has been the Fund's Portfolio Manager since January 1994. She is Vice President of the Trust with respect to the Fund. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.
Annual Shareholder Report
31

Evaluation and Approval of Advisory Contract–May 2013
Federated Liberty U.S. Government Money Market Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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33

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
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The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject,
Annual Shareholder Report
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which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
Annual Shareholder Report
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Liberty U.S. Government Money Market Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N732
CUSIP 60934N724
CUSIP 608919817
CUSIP 608919791
8042603 (9/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2013
Share Class	Ticker
Eagle	MMMXX
Institutional*	MMPXX
*formerly, Premier Shares
Federated Money Market Management
Fund Established 1974

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

[PAGE INTENTIONALLY LEFT BLANK]

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2013, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	47.8%
Bank Instruments	29.5%
Variable Rate Instruments	8.3%
Repurchase Agreement	14.4%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
At July 31, 2013, the Fund's effective maturity schedule4 was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	40.4%[5]
8-30 Days	17.0%
31-90 Days	33.1%
91-180 Days	7.0%
181 Days or more	2.5%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes include bank notes, collateralized loan agreements, commercial paper and corporate bonds, with interest rates that are fixed or reset periodically.
2	Represents less than 0.1%.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
5	Overnight securities comprised 20.9% of the Fund's portfolio.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2013
Principal Amount			Value
		Bank Note—4.5%
		Finance - Banking—4.5%
$900,000		Bank of America N.A., 0.270%, 10/17/2013	$900,000
		Certificates of Deposit—29.5%
		Finance - Banking—29.5%
600,000		BNP Paribas SA, 0.270%, 8/14/2013	600,000
500,000		Bank of Nova Scotia, Toronto, 0.250%, 1/6/2014	500,000
1,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.240%, 8/27/2013	1,000,000
900,000	[1]	Canadian Imperial Bank of Commerce, 0.311%, 8/27/2013	900,000
500,000		Credit Agricole Corporate and Investment Bank, 0.290%, 10/3/2013	500,000
900,000		Deutsche Bank AG, 0.220%, 8/27/2013	900,000
500,000		Societe Generale, Paris, 0.260%, 9/27/2013	500,000
1,000,000		Sumitomo Mitsui Banking Corp., 0.240%, 9/4/2013	1,000,000
		TOTAL CERTIFICATES OF DEPOSIT	5,900,000
		Collateralized Loan Agreements—17.0%
		Finance - Banking—17.0%
900,000		Barclays Capital, Inc., 0.375%, 10/9/2013	900,000
500,000		Citigroup Global Markets, Inc., 0.598%, 8/1/2013	500,000
500,000		JPMorgan Securities LLC, 0.294%, 8/26/2013	500,000
600,000		RBS Securities, Inc., 0.446%, 8/2/2013	600,000
900,000		Wells Fargo Securities, LLC, 0.406%, 9/30/2013	900,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	3,400,000
		Commercial Paper—25.0%[2]
		Electric Power—4.5%
900,000	[3,4]	Electricite de France SA, 0.230%, 10/24/2013	899,517
		Finance - Banking—15.5%
900,000		ING (U.S.) Funding LLC, 0.230%, 9/16/2013 - 9/20/2013	899,725
500,000		JPMorgan Chase & Co., 0.300%, 9/6/2013	499,850
800,000	[3,4]	Mizuho Funding LLC, 0.230%, 8/1/2013	800,000
900,000		Standard Chartered Bank PLC, 0.230%, 11/4/2013	899,454
		TOTAL	3,099,029
		Finance - Commercial—2.5%
500,000	[3,4]	Atlantic Asset Securitization LLC, 0.240%, 10/9/2013	499,770
		Finance - Retail—2.5%
500,000	[3,4]	Chariot Funding LLC, 0.301%, 4/3/2014	498,979
		TOTAL COMMERCIAL PAPER	4,997,295
Annual Shareholder Report
2

Principal Amount			Value
		Corporate Bond—1.3%
		Finance - Commercial—1.3%
$254,000	[1]	General Electric Capital Corp., 0.901%, 10/7/2013	$255,032
		Notes - Variable—8.3%[1]
		Finance - Banking—5.0%
1,000,000		Salvation Army, (Series 2004-A), (Bank of New York Mellon LOC), 0.140%, 8/1/2013	1,000,000
		Finance - Commercial—3.3%
665,000		General Electric Capital Corp., 0.393%, 9/19/2013	665,082
		TOTAL NOTES—VARIABLE	1,665,082
		Repurchase Agreement—14.4%
2,869,000		Interest in $3,210,000,000 joint repurchase agreement 0.09%, dated 7/31/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,210,008,025 on 8/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $3,274,208,186.	2,869,000
		TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	19,986,409
		OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	(2,924)
		TOTAL NET ASSETS—100%	$19,983,485
1	Denotes a variable rate security with current rate and next reset date shown.
2	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2013, these restricted securities amounted to $2,698,266, which represented 13.5% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2013, these liquid restricted securities amounted to $2,698,266, which represented 13.5% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2013.
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3

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronym is used throughout this portfolio:
LOC	—Letter of Credit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
4

Financial Highlights–Eagle Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	0.000[1]	0.001	0.017
Net realized gain (loss) on investments	—	0.000[1]	(0.000)[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	—	0.000[1]	0.000[1]	0.001	0.017
Less Distributions:
Distributions from net investment income	—	—	(0.000)[1]	(0.001)	(0.017)
Distributions from net realized gain on investments	—	—	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	—	—	(0.000)[1]	(0.001)	(0.017)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%	0.00%	0.01%	0.11%	1.67%
Ratios to Average Net Assets:
Net expenses	0.30%	0.38%	0.37%	0.40%	0.41%
Net investment income	0.00%	0.00%	0.01%	0.11%	1.71%
Expense waiver/reimbursement[3]	1.31%	1.97%	1.65%	1.47%	1.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$19,983	$21,750	$23,184	$29,980	$35,007
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
5

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	0.001	0.004	0.019
Net realized gain (loss) on investments	—	0.000[1]	(0.000)[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	—	0.000[1]	0.001	0.004	0.019
Less Distributions:
Distributions from net investment income	—	—	(0.001)	(0.004)	(0.019)
Distributions from net realized gain on investments	—	—	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	—	—	(0.001)	(0.004)	(0.019)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%	0.00%	0.05%	0.36%	1.89%
Ratios to Average Net Assets:
Net expenses	0.26%	0.38%	0.32%	0.15%	0.19%
Net investment income	0.00%	0.00%	0.05%	0.36%	0.99%
Expense waiver/reimbursement[3]	1.10%	1.72%	1.45%	1.47%	0.56%
Supplemental Data:
Net assets, end of period (000 omitted)	$0[4]	$0[4]	$0[4]	$0[4]	$0[4]
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
4	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
July 31, 2013
Assets:
Investment in repurchase agreements	$2,869,000
Investment in securities	17,117,409
Total investment in securities, at amortized cost and fair value		$19,986,409
Cash		299
Income receivable		4,010
Receivable for shares sold		35,632
TOTAL ASSETS		20,026,350
Liabilities:
Payable for shares redeemed	175
Payable to adviser (Note 5)	755
Payable for custodian fees	929
Payable for transfer agent fee	6,012
Payable for legal fees	581
Payable for portfolio accounting fees	8,919
Payable for shareholder services fee (Note 5)	7,422
Payable for share registration costs	9,487
Payable for printing and postage	3,094
Accrued expenses (Note 5)	5,491
TOTAL LIABILITIES		42,865
Net assets for 19,983,183 shares outstanding		$19,983,485
Net Assets Consist of:
Paid-in capital		$19,983,552
Accumulated net realized loss on investments		(67)
TOTAL NET ASSETS		$19,983,485
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Eagle Shares:
$19,983,385 ÷ 19,983,083 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Year Ended July 31, 2013
Investment Income:
Interest			$62,495
Expenses:
Investment adviser fee (Note 5)		$41,155
Administrative fee (Note 5)		30,774
Custodian fees		5,778
Transfer agent fee		54,429
Directors'/Trustees' fees (Note 5)		235
Auditing fees		20,250
Legal fees		7,769
Portfolio accounting fees		54,012
Shareholder services fee (Note 5)		51,344
Share registration costs		40,537
Printing and postage		21,077
Insurance premiums (Note 5)		3,952
TOTAL EXPENSES		331,312
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(41,155)
Waiver of administrative fee (Note 5)	(2,954)
Waiver of shareholder services fee (Note 5)	(42,422)
Waiver of transfer agent fee	(352)
Reimbursement of other operating expenses (Note 5)	(181,934)
TOTAL WAIVERS AND REIMBURSEMENT		(268,817)
Net expenses			62,495
Net investment income			$—
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended July 31	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$__	$—
Net realized gain on investments	—	7
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	—	7
Share Transactions:
Proceeds from sale of shares	16,363,499	14,230,316
Cost of shares redeemed	(18,129,751)	(15,665,054)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,766,252)	(1,434,738)
Change in net assets	(1,766,252)	(1,434,731)
Net Assets:
Beginning of period	21,749,737	23,184,468
End of period	$19,983,485	$21,749,737
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
July 31, 2013
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Money Market Management (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Eagle Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
Effective December 21, 2012, the Fund's Premier Shares were redesignated as Institutional Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which is an agreement between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Eagle Shares and Institutional Shares may bear shareholder services fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:1
Year Ended July 31	2013	2012
Eagle Shares
Shares sold	16,363,499	14,230,316
Shares redeemed	(18,129,751)	(15,665,054)
NET CHANGE RESULTING FROM EAGLE SHARE TRANSACTIONS	(1,766,252)	(1,434,738)
1	There was no activity for Institutional Shares during either period.
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4. FEDERAL TAX INFORMATION
As of July 31, 2013, the components of distributable earnings on a tax basis were as follows:
Capital loss carryforwards	$(67)
At July 31, 2013, the Fund had a capital loss carryforward of $67 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$17	—	$17
2019	$50	NA	$50
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2013, the Adviser waived its entire fee of $41,155 and voluntarily reimbursed $181,934 of other operating expenses.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2013, FAS waived $2,954 of its fee. The net fee paid to FAS was 0.135% of average daily net assets of the Fund.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Eagle Shares and Institutional Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2013, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Waived by Unaffiliated Third Parties
Eagle Shares	$51,344	$(42,422)
For the year ended July 31, 2013, the Fund's Institutional Shares did not incur Service Fees. For the year ended July 31, 2013, FSSC did not receive any fees paid by the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Eagle Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.45% and 0.20% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 31, 2014;
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or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2013, there were no outstanding loans. During the year ended July 31, 2013, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2013, there were no outstanding loans. During the year ended July 31, 2013, the program was not utilized.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF Money Market Obligations trust AND SHAREHOLDERS OF FEDERATED Money market management:
We have audited the accompanying statement of assets and liabilities of Federated Money Market Management (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2013, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Money Market Management, a portfolio of Money Market Obligations Trust, at July 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 23, 2013
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2013 to July 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2013	Ending Account Value 7/31/2013	Expenses Paid During Period[1]
Actual:
Eagle Shares	$1,000	$1,000.00	$1.34[2]
Institutional Shares	$1,000	$1,000.00	$0.99
Hypothetical (assuming a 5% return before expenses):
Eagle Shares	$1,000	$1,023.46	$1.35[2]
Institutional Shares	$1,000	$1,023.80	$1.00
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Eagle Shares	0.27%
Institutional Shares	0.20%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Eagle Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.23 and $2.26, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Trust comprised 36 portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
In Memoriam - John F. Cunningham, Independent Trustee
With deep sadness, Federated announces the passing of John F. Cunningham, who served as an independent member of the Board of the Federated Fund Family since 1999. Mr. Cunningham's savvy business acumen and incisive intellect made him a powerful force on the Federated Fund Board. He was an advocate for shareholders and a respected colleague within the Federated family. Mr. Cunningham enjoyed an outstanding career in technology, having served as President and in other Senior Executive positions with leading companies in the industry. Federated expresses gratitude to Mr. Cunningham for his fine contributions as a Board member, colleague and friend. He will be greatly missed.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, and Associate General Secretary, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh; Board Member, Energy & Mineral Law Foundation.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
Annual Shareholder Report
22

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler, CPA Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Annual Shareholder Report
23

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Officer since: August 2006 Portfolio Manager since: April 1997	Principal Occupations: Paige M. Wilhelm has been the Fund's Portfolio Manager since April 1997. She is Vice President of the Trust with respect to the Fund. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.
Mark F. Weiss Birth Date: January 8, 1972 Vice President Officer since: June 2012 Portfolio Manager since: September 2011	Principal Occupations: Mark F. Weiss has been the Fund's Portfolio Manager since September 2011. He is a Vice President of the Trust with respect to the Fund. Mr. Weiss joined Federated in 1994 and has been a Vice President of the Fund's Adviser and a Senior Investment Analyst since January 2007. He is responsible for portfolio management and investment research in the fixed-income area concentrating on taxable money market instruments. Mr. Weiss has received the Chartered Financial Analyst designation and holds a B.A. and M.B.A. in Finance from the University of Pittsburgh.
Annual Shareholder Report
24

Evaluation and Approval of Advisory Contract–May 2013
Federated Money Market Management (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Annual Shareholder Report
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Annual Shareholder Report
26

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
Annual Shareholder Report
27

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject,
Annual Shareholder Report
28

which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report
29

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
Annual Shareholder Report
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Money Market Management
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N211
CUSIP 608919775
28876 (9/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2013
Share Class	Ticker
Institutional	MOFXX

Federated Municipal Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2013, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	79.5%
Municipal Notes	20.4%
Commercial Paper	2.6%
Other Assets and Liabilities—Net[2]	(2.5)%
TOTAL	100.0%
At July 31, 2013, the Fund's effective maturity schedule3 was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	82.3%
8-30 Days	2.5%
31-90 Days	3.7%
91-180 Days	3.5%
181 Days or more	10.5%
Other Assets and Liabilities—Net[2]	(2.5)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2013
Principal Amount			Value
		SHORT-TERM MUNICIPALS—102.5%[1,2]
		Alabama—5.2%
$2,000,000		Alabama HFA MFH, (2000 Series C: Parktowne Apartments) Weekly VRDNs (Park Towne Villas Ltd.)/(Branch Banking & Trust Co. LOC), 0.110%, 8/1/2013	$2,000,000
3,470,000		Alabama HFA MFH, (2007 Series C) Weekly VRDNs (Summit South Mall Apartments Ltd.)/(FNMA LOC), 0.110%, 8/1/2013	3,470,000
6,925,000		Alabama HFA MFH, (Series 2001D) Weekly VRDNs (Cottage Hill Pointe Apts., Ltd.)/(Mizuho Bank Ltd. LOC), 0.110%, 8/1/2013	6,925,000
8,000,000		Alabama HFA MFH, (Series 2002C) Weekly VRDNs (Liberty Square Apartments, Ltd.)/(Mizuho Bank Ltd. LOC), 0.110%, 8/1/2013	8,000,000
8,440,000		Alabama HFA MFH, (Series 2003A) Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Mizuho Bank Ltd. LOC), 0.110%, 8/1/2013	8,440,000
1,325,000		Autauga County, AL IDA, (Series 2008) Weekly VRDNs (Marshall Prattville, LLC)/(Wells Fargo Bank, N.A. LOC), 0.090%, 8/1/2013	1,325,000
10,000,000		Bridgeport, AL IDB, (Series 1987) Weekly VRDNs (Beaulieu Nylon, Inc.)/(Bank of America N.A. LOC), 0.210%, 8/1/2013	10,000,000
6,660,000		Chambers County, AL IDA, (Series 2007) Weekly VRDNs (Daeki America, Inc.)/(Comerica Bank LOC), 0.110%, 8/1/2013	6,660,000
25,000,000		Columbia, AL IDB PCRB, (Series 1997) Daily VRDNs (Alabama Power Co.), 0.090%, 8/1/2013	25,000,000
15,000,000		Columbia, AL IDB PCRB, (Series 1997) Weekly VRDNs (Alabama Power Co.), 0.100%, 8/1/2013	15,000,000
17,175,000		Millport, AL IDA, (Series 2007) Weekly VRDNs (Steel Dust Recycling, LLC)/(Comerica Bank LOC), 0.100%, 8/1/2013	17,175,000
9,000,000		Millport, AL IDA, (Series 2011) Weekly VRDNs (Steel Dust Recycling, LLC)/(Citibank NA, New York LOC), 0.130%, 8/1/2013	9,000,000
23,200,000		Mobile, AL IDB, PCRBs (Series 2007B), 0.40% TOBs (Alabama Power Co.), Mandatory Tender 4/2/2014	23,200,000
4,900,000		Montgomery, AL IDB, IDRBs (Series 1996) Weekly VRDNs (CSC Fabrication, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.170%, 8/1/2013	4,900,000
250,000		Tallassee, AL IDB, (Series 1998) Weekly VRDNs (Milstead Farm Group, Inc.)/(FHLB of Atlanta LOC), 0.250%, 8/1/2013	250,000
		TOTAL	141,345,000
		Alaska—0.5%
12,640,000	[3,4]	Alaska State Housing Finance Corp., PUTTERs (Series 4324), 0.11% TOBs (JPMorgan Chase & Co. LIQ) 8/1/2013	12,640,000
		Arizona—0.1%
3,200,000		Maricopa County, AZ, IDA MFH, (Series 2008: Village at Sun Valley Apartments) Weekly VRDNs (Western Sun Valley, LP)/(FHLMC LOC), 0.080%, 8/1/2013	3,200,000
Annual Shareholder Report
2

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Arkansas—0.3%
$7,100,000	Siloam Springs, AR, IDRB (Series 1994) Weekly VRDNs (La-Z Boy Chair Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.110%, 8/1/2013	$7,100,000
	California—5.1%
3,180,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 1998) Weekly VRDNs (The Harker School Foundation)/(U.S. Bank, N.A. LOC), 0.080%, 8/7/2013	3,180,000
3,250,000	Alameda County, CA IDA, (Series 2005: Essai, Inc. Project) Weekly VRDNs (Oz Enterprises, LLC)/(Union Bank, N.A. LOC), 0.100%, 8/1/2013	3,250,000
2,585,000	Alameda County, CA IDA, (Series 2005A) Weekly VRDNs (Convergent Laser Technologies)/(Comerica Bank LOC), 0.120%, 8/1/2013	2,585,000
8,615,000	California Educational Facilities Authority, (Series 2007) Weekly VRDNs (Charles Drew University of Medicine & Science)/(Sovereign Bank LOC), 0.850%, 8/1/2013	8,615,000
1,550,000	California PCFA, (Series 2001) Weekly VRDNs (Bos Farms)/(CoBank, ACB LOC), 0.100%, 8/1/2013	1,550,000
6,815,000	California PCFA, (Series 2001) Weekly VRDNs (Brawley Beef, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.100%, 8/1/2013	6,815,000
5,000,000	California PCFA, (Series 2001A) Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 0.140%, 8/1/2013	5,000,000
3,500,000	California PCFA, (Series 2002) Weekly VRDNs (Carlos Echeverria and Sons Dairy)/(CoBank, ACB LOC), 0.100%, 8/1/2013	3,500,000
2,940,000	California PCFA, (Series 2002) Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 0.160%, 8/1/2013	2,940,000
8,000,000	California PCFA, (Series 2003) Weekly VRDNs (B & B Dairy, LLC)/(CoBank, ACB LOC), 0.100%, 8/1/2013	8,000,000
2,000,000	California PCFA, (Series 2003) Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(CoBank, ACB LOC), 0.090%, 8/1/2013	2,000,000
2,350,000	California PCFA, (Series 2003: JDS Ranch) Weekly VRDNs (John & Jacqueline Scheenstra Trust)/(Wells Fargo Bank, N.A. LOC), 0.100%, 8/1/2013	2,350,000
2,000,000	California PCFA, (Series 2004) Weekly VRDNs (A & M Farms)/(Wells Fargo Bank, N.A. LOC), 0.100%, 8/1/2013	2,000,000
7,310,000	California PCFA, (Series 2006A) Weekly VRDNs (Garaventa Enterprises, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.120%, 8/7/2013	7,310,000
2,245,000	California PCFA, (Series 2007A) Weekly VRDNs (Northern Recycling & Waste Services LLC)/(Union Bank, N.A. LOC), 0.130%, 8/7/2013	2,245,000
2,355,000	California PCFA, (Series 2011) Weekly VRDNs (Recycling Industries, Inc.)/(Comerica Bank LOC), 0.140%, 8/7/2013	2,355,000
2,805,000	California PCFA, (Series 2011A) Weekly VRDNs (Zerep Management Corp.)/(Comerica Bank LOC), 0.140%, 8/7/2013	2,805,000
2,570,000	California PCFA, (Series 2012) Weekly VRDNs (Alameda County Industries AR, Inc.)/(Bank of the West, San Francisco, CA LOC), 0.290%, 8/7/2013	2,570,000
Annual Shareholder Report
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$2,540,000		California PCFA, (Series 2012) Weekly VRDNs (California Waste Recovery Systems, LLC)/(Union Bank, N.A. LOC), 0.130%, 8/7/2013	$2,540,000
5,500,000		California PCFA, (Series 2012) Weekly VRDNs (The Ratto Group of Companies, Inc.)/(Union Bank, N.A. LOC), 0.130%, 8/7/2013	5,500,000
3,030,000		California PCFA, (Series 2012A) Weekly VRDNs (Metropolitan Recycling LLC)/(Comerica Bank LOC), 0.140%, 8/7/2013	3,030,000
6,480,000		California PCFA, (Series 2012A) Weekly VRDNs (Zero Waste Energy Development Company LLC)/(Comerica Bank LOC), 0.140%, 8/7/2013	6,480,000
2,600,000		California Statewide CDA IDRB, (Series 2001A: American Modular Systems, Inc.) Weekly VRDNs (Sarich Family Living Trust)/(Bank of the West, San Francisco, CA LOC), 0.480%, 8/1/2013	2,600,000
3,605,000		California Statewide CDA IDRB, (Series 2006) Weekly VRDNs (Gateway Circle LLC)/(Citibank NA, New York LOC), 0.180%, 8/1/2013	3,605,000
8,000,000		California Statewide CDA IDRB, (Series B) Weekly VRDNs (American Biodiesel Fuels Corp.)/(Wells Fargo Bank, N.A. LOC), 0.160%, 8/7/2013	8,000,000
15,000,000	[3,4]	Nuveen California Performance Plus Municipal Fund, Inc., (810 Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.140%, 8/1/2013	15,000,000
22,580,000	[3,4]	School Facilities Financing Authority, CA, Stage Trust (Series 2008-33C) Weekly VRDNs (Grant, CA Joint Union High School District)/(GTD by Wells Fargo & Co.)/(Wells Fargo Bank, N.A. LIQ), 0.060%, 8/1/2013	22,580,000
		TOTAL	138,405,000
		Colorado—3.3%
1,000,000		Boulder, CO Housing Authority, Broadway East Apartments (Series 2007) Weekly VRDNs (Broadway East Community LLP)/(U.S. Bank, N.A. LOC), 0.160%, 8/1/2013	1,000,000
2,300,000		Colorado HFA (Class I Bonds), (Series 2005A) Weekly VRDNs (Closet Factory)/(FHLB of Topeka LOC), 0.140%, 8/1/2013	2,300,000
3,440,000		Colorado HFA (Class I Bonds), (Series 2007A) Weekly VRDNs (Ready Foods, Inc.)/(U.S. Bank, N.A. LOC), 0.110%, 8/1/2013	3,440,000
25,100,000		Denver, CO City & County Airport Authority, (Series 2002C) Weekly VRDNs (Lloyds TSB Bank PLC, London LOC), 0.130%, 8/7/2013	25,100,000
15,000,000	[3,4]	Denver, CO City & County Airport Authority, RBC Muni Trust (Series E-25) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.090%, 8/1/2013	15,000,000
14,900,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-467) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.090%, 8/1/2013	14,900,000
27,395,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-485), 0.30% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 9/26/2013	27,395,000
		TOTAL	89,135,000
Annual Shareholder Report
4

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Connecticut—1.5%
$1,400,000		Connecticut Development Authority, (Series 1993) Weekly VRDNs (Rand-Whitney Containerboard LP)/(Bank of Montreal LOC), 0.070%, 8/7/2013	$1,400,000
8,805,000		Connecticut State HFA, (Series 2012D-3) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.070%, 8/1/2013	8,805,000
15,000,000		Hartford County, CT Metropolitan District, 2.00% BANs, 3/25/2014	15,174,716
7,000,000		Hartford, CT, 2.00% BANs, 4/10/2014	7,082,869
3,000,000		Putnam, CT, 1.00% BANs, 11/27/2013	3,003,372
4,000,000		Salem, CT, 1.00% BANs, 7/8/2014	4,018,586
		TOTAL	39,484,543
		District of Columbia—0.1%
3,725,000	[3,4]	Metropolitan Washington, DC Airports Authority, SPEARs (Series DB-505) Weekly VRDNs (Deutsche Bank AG LIQ), 0.090%, 8/1/2013	3,725,000
		Florida—6.5%
4,000,000		Broward County, FL Airport Facility, (Series 2007A) Weekly VRDNs (Embraer Aircraft Holding, Inc.)/(Citibank NA, New York LOC), 0.080%, 8/7/2013	4,000,000
1,950,000		Broward County, FL HFA, (Series 2006) Weekly VRDNs (Palms of Deerfield Beach Apartments)/(Citibank NA, New York LOC), 0.110%, 8/7/2013	1,950,000
1,505,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.180%, 8/1/2013	1,505,000
935,000		Collier County, FL Educational Facilities Authority, (Series 2004) Weekly VRDNs (International College, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.190%, 8/2/2013	935,000
995,000		Florida Housing Finance Corp., (Series 2003 O: Wellesley Apartments) Weekly VRDNs (TWC Sixty-Seven)/(Citibank NA, New York LOC), 0.080%, 8/7/2013	995,000
3,500,000		Florida Housing Finance Corp., (Series 2003 P: Wellesley Apartments) Weekly VRDNs (TWC Twenty-Two)/(Citibank NA, New York LOC), 0.080%, 8/7/2013	3,500,000
4,211,000	[3,4]	Florida Housing Finance Corp., Clipper Tax-Exempt Certificates Trust (Series 2009-21) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.180%, 8/1/2013	4,211,000
4,300,000	[3,4]	Florida Housing Finance Corp., MERLOTS (Series 2006-B17), 0.35% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 8/7/2013	4,300,000
10,000,000		Florida State Municipal Power Agency, (Series 2008C) Daily VRDNs (Bank of America N.A. LOC), 0.080%, 8/1/2013	10,000,000
10,300,000	[3,4]	Hillsborough County, FL Aviation Authority, SPEARs (Series DBE-645), 0.09% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 8/15/2013	10,300,000
Annual Shareholder Report
5

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Florida—continued
$25,000,000	[3,4]	Miami-Dade County, FL Aviation, Clipper Tax-Exempt Certificates Trust (Series 2009-24) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.190%, 8/1/2013	$25,000,000
9,695,000		Orange County, FL, Health Facilities Authority, (Series 2008) Weekly VRDNs (Lakeside Behavioral Healthcare, Inc.)/(SunTrust Bank LOC), 0.210%, 8/7/2013	9,695,000
61,010,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.080%, 8/1/2013	61,010,000
25,135,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.090%, 8/1/2013	25,135,000
4,730,000		Sumter County, FL IDA, (Series 2007) Weekly VRDNs (American Cement Company LLC)/(Bank of America N.A. LOC), 0.140%, 8/1/2013	4,730,000
9,040,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.190%, 8/2/2013	9,040,000
		TOTAL	176,306,000
		Georgia—7.0%
9,750,000		Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(FNMA LOC), 0.110%, 8/1/2013	9,750,000
20,500,000		Bartow County, GA Development Authority, (First Series 1997) Daily VRDNs (Georgia Power Co.), 0.080%, 8/1/2013	20,500,000
5,400,000		Bulloch County, GA Development Authority, (Series 1999) Weekly VRDNs (Apogee Enterprises, Inc.)/(Comerica Bank LOC), 0.240%, 8/1/2013	5,400,000
11,410,000		Burke County, GA Development Authority, (1st Series 2009) Daily VRDNs (Georgia Power Co.), 0.080%, 8/1/2013	11,410,000
17,000,000		Burke County, GA Development Authority, (Third Series 2012) Daily VRDNs (Georgia Power Co.), 0.090%, 8/1/2013	17,000,000
8,000,000		DeKalb County, GA MFH Authority, (Series 2004) Weekly VRDNs (Highlands at East Atlanta Apartments)/(Mizuho Bank Ltd. LOC), 0.110%, 8/1/2013	8,000,000
16,000,000		Fulton County, GA Development Authority, (Series 2004) Weekly VRDNs (Hidden Creste Apartments)/(Mizuho Bank Ltd. LOC), 0.110%, 8/1/2013	16,000,000
18,000,000		Fulton County, GA Housing Authority, (Series 1999) Weekly VRDNs (Walton Falls Apartments)/(Wells Fargo Bank, N.A. LOC), 0.110%, 8/1/2013	18,000,000
17,740,000	[3,4]	Georgia State HFA, MERLOTS (Series 2006-B11), 0.35% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 8/7/2013	17,740,000
8,500,000		Gordon County, GA Development Authority, (Series 2007) Weekly VRDNs (Pine Hall Brick Co., Inc.)/(Branch Banking & Trust Co. LOC), 0.130%, 8/1/2013	8,500,000
Annual Shareholder Report
6

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Georgia—continued
$2,250,000	Gwinnett County, GA Development Authority Weekly VRDNs (Commercial Truck & Van Equipment)/(JPMorgan Chase Bank, N.A. LOC), 0.150%, 8/1/2013	$2,250,000
3,800,000	Heard County, GA Development Authority, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.090%, 8/1/2013	3,800,000
10,600,000	Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 0.110%, 8/1/2013	10,600,000
9,040,000	Monroe County, GA Development Authority, (First Series 2008) Daily VRDNs (Georgia Power Co.), 0.080%, 8/1/2013	9,040,000
10,750,000	Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 0.220%, 8/7/2013	10,750,000
19,000,000	Summerville, GA Development Authority, (Series 1997) Weekly VRDNs (Image Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.100%, 8/1/2013	19,000,000
	TOTAL	187,740,000
	Idaho—0.5%
1,440,000	Minidoka County, ID IDC, (Series 1998) Weekly VRDNs (Nature's Best Produce, Inc.)/(CoBank, ACB LOC), 0.100%, 8/1/2013	1,440,000
11,000,000	Power County, ID IDC, (Series 2012) Weekly VRDNs (J.R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.090%, 8/7/2013	11,000,000
	TOTAL	12,440,000
	Illinois—2.6%
735,000	Arlington Heights, IL, (Series 1997) Weekly VRDNs (3E Graphics & Printing)/(BMO Harris Bank, N.A. LOC), 0.320%, 8/1/2013	735,000
1,130,000	Chicago, IL MFH Revenue, (Series 2007: Renaissance Place Apartments) Weekly VRDNs (RPA LP)/(BMO Harris Bank, N.A. LOC), 0.160%, 8/1/2013	1,130,000
3,710,000	Chicago, IL MFH Revenue, (Series 2003) Weekly VRDNs (Churchview Supportive Living LP)/(BMO Harris Bank, N.A. LOC), 0.120%, 8/1/2013	3,710,000
18,900,000	Chicago, IL O'Hare International Airport, Special Facility Revenue Bonds (Series 1990) Weekly VRDNs (Compagnie Nationale Air France Project)/(Societe Generale, Paris LOC), 0.090%, 8/7/2013	18,900,000
16,946,000	Chicago, IL, (Series D-1), 0.21% CP (Chicago, IL O'Hare International Airport)/(BMO Harris Bank, N.A. LOC), Mandatory Tender 10/9/2013	16,946,000
1,275,000	Crystal Lake, IL IDA, (Series 2006) Weekly VRDNs (Millennium Electronics, Inc.)/(U.S. Bank, N.A. LOC), 0.270%, 8/1/2013	1,275,000
1,730,000	Illinois Development Finance Authority IDB Weekly VRDNs (R. A. Zweig, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.130%, 8/7/2013	1,730,000
3,000,000	Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(Bank of America N.A. LOC), 0.400%, 8/1/2013	3,000,000
1,920,000	Illinois Development Finance Authority, (Series 2001) Weekly VRDNs (Mangel BG Investments LLC)/(Bank of America N.A. LOC), 0.460%, 8/7/2013	1,920,000
Annual Shareholder Report
7

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Illinois—continued
$4,545,000	Illinois Finance Authority, (Series 2008) Weekly VRDNs (Kenall Manufacturing Co.)/(BMO Harris Bank, N.A. LOC), 0.160%, 8/1/2013	$4,545,000
11,000,000	Illinois State, (Series of June 2013), 4.00% Bonds (Assured Guaranty Municipal Corp. INS), 7/1/2014	11,353,881
3,440,000	Peoria, IL, (Series 2000) Weekly VRDNs (Peoria Academy, Inc)/(JPMorgan Chase Bank, N.A. LOC), 0.160%, 8/1/2013	3,440,000
410,000	Woodridge, DuPage, Will and Cook Counties, IL, (Series 2005) Weekly VRDNs (Home Run Inn Frozen Foods Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.310%, 8/1/2013	410,000
	TOTAL	69,094,881
	Indiana—2.5%
10,000,000	Bartholomew Consolidated School Corp., IN, 2.00% TANs, 12/31/2013	10,066,375
7,250,000	Bloomington, IN EDRB, (Series 2008: Henderson Court Apartments) Weekly VRDNs (SY Henderson Court Investors, LP)/(FHLMC LOC), 0.110%, 8/1/2013	7,250,000
5,000,000	Gibson County, IN, PCRBs (Series 1997) Weekly VRDNs (Toyota Motor Manufacturing, Indiana, Inc.)/(GTD by Toyota Motor Credit Corp.), 0.060%, 8/7/2013	5,000,000
285,000	Huntington, IN, (Series 1999) Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank, N.A. LOC), 0.260%, 8/1/2013	285,000
2,000,000	Indiana Development Finance Authority, D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs (South Central Community Mental Health Centers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.210%, 8/1/2013	2,000,000
1,770,000	Indianapolis, IN MFH, (Series 2004A) Weekly VRDNs (Nora Commons LP)/(Bank of America N.A. LOC), 0.120%, 8/1/2013	1,770,000
7,400,000	Indianapolis, IN MFH, (Series 2007A: Forest Ridge Apartments) Weekly VRDNs (Pedcor Investments-2006-LXXXVIII LP)/(RBS Citizens Bank N.A. LOC), 0.150%, 8/1/2013	7,400,000
5,000,000	Jasper County, IN EDA, (Series 2010A) Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.100%, 8/1/2013	5,000,000
6,000,000	Logansport, IN, (Series 2006) Weekly VRDNs (Andersons Clymers Ethanol LLC)/(CoBank, ACB LOC), 0.100%, 8/1/2013	6,000,000
10,000,000	Portage, IN, PCRB (Series 1998-A) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.260%, 8/1/2013	10,000,000
1,000,000	Portage, IN, PCRB (Series 1998-B) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.260%, 8/1/2013	1,000,000
10,000,000	Spencer County, IN PCA, (Series 1998) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.260%, 8/1/2013	10,000,000
1,575,000	St. Joseph County, IN EDRB, (Series 1998) Weekly VRDNs (South Bend Heritage Foundation, Inc.)/(Key Bank, N.A. LOC), 0.180%, 8/7/2013	1,575,000
Annual Shareholder Report
8

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Indiana—continued
$600,000		Whitley County, IN, (Series 1999) Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.260%, 8/1/2013	$600,000
		TOTAL	67,946,375
		Iowa—0.7%
4,770,000		Iowa Finance Authority, (Series 2001A) Weekly VRDNs (U.S. Filter Water)/(Societe Generale, Paris LOC), 0.310%, 8/1/2013	4,770,000
2,700,000		Iowa Finance Authority, (Series 2006) Weekly VRDNs (Ag Real Estate Iowa One, LP)/(Rabobank Nederland NV, Utrecht LOC), 0.090%, 8/1/2013	2,700,000
5,300,000		Iowa Finance Authority, (Series 2007) Weekly VRDNs (Five Star Holdings LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.100%, 8/1/2013	5,300,000
6,000,000		Iowa Finance Authority, (Series 2007) Weekly VRDNs (Roorda Dairy, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.090%, 8/1/2013	6,000,000
		TOTAL	18,770,000
		Kansas—0.3%
5,456,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2009-11) Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.180%, 8/1/2013	5,456,000
3,430,000		Dodge City, KS IDA, (Series 2000) Weekly VRDNs (Farmland National Beef Packing Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.100%, 8/1/2013	3,430,000
		TOTAL	8,886,000
		Kentucky—0.8%
5,500,000		Hopkinsville, KY, (Series 2007A) Weekly VRDNs (Riken Elastomers Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.100%, 8/1/2013	5,500,000
5,740,000		Maysville, KY, (Series 1996) Weekly VRDNs (Green Tokai)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.120%, 8/1/2013	5,740,000
10,000,000		Somerset, KY Industrial Building, (Series 2009) Weekly VRDNs (Armstrong Hardwood Flooring Co.)/(Bank of Nova Scotia, Toronto LOC), 0.100%, 8/1/2013	10,000,000
		TOTAL	21,240,000
		Louisiana—0.9%
4,900,000		Calcasieu Parish, LA, IDB, (Series 1998) Weekly VRDNs (HydroServe Westlake, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.110%, 8/7/2013	4,900,000
2,485,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/(Series 2009-10) Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.180%, 8/1/2013	2,485,000
5,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(PNC Bank, N.A. LOC), 0.130%, 8/1/2013	5,000,000
4,630,000		Louisiana HFA, (Series 2007) Weekly VRDNs (Emerald Point Apartments Partners, Ltd.)/(FNMA LOC), 0.110%, 8/1/2013	4,630,000
Annual Shareholder Report
9

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Louisiana—continued
$7,000,000		St. James Parish, LA, (Series 2010A-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.340%, 8/7/2013	$7,000,000
		TOTAL	24,015,000
		Maine—1.5%
25,415,000		Maine State Housing Authority, (Series 2008E-2) Weekly VRDNs (Citibank NA, New York LIQ), 0.110%, 8/1/2013	25,415,000
15,550,000		Maine State Housing Authority, (Series 2008E-2) Weekly VRDNs (Citibank NA, New York LIQ), 0.110%, 8/1/2013	15,550,000
		TOTAL	40,965,000
		Maryland—1.8%
29,900,000		Baltimore County, MD Metropolitan District, (Series 2013), 1.50% BANs (Baltimore County, MD), 2/24/2014	30,115,623
415,000		Baltimore County, MD, (1994 Issue) Weekly VRDNs (Direct Marketing Associates, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.250%, 8/7/2013	415,000
2,030,000		Maryland Community Development Administration—MFH, (Series 1990 C) Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.100%, 8/7/2013	2,030,000
6,300,000		Maryland Community Development Administration—MFH, (Series 1990B) Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.100%, 8/7/2013	6,300,000
4,240,000	[3,4]	Maryland Community Development Administration—Residential Revenue, PUTTERs (Series 3364) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.110%, 8/1/2013	4,240,000
345,000		Maryland State Economic Development Corp., (Series 1999A) Weekly VRDNs (Victor Graphics, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.260%, 8/2/2013	345,000
1,490,000		Maryland State Economic Development Corp., (Series 2005A) Weekly VRDNs (Canusa Hershman Recycling)/(Wells Fargo Bank, N.A. LOC), 0.210%, 8/2/2013	1,490,000
959,000		Montgomery County, MD Weekly VRDNs (Information Systems and Networks Corp.)/(Bank of America N.A. LOC), 1.150%, 8/1/2013	959,000
1,900,000		Washington County, MD EDRB, (Series 2006) Weekly VRDNs (Packaging Services of Maryland, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.260%, 8/1/2013	1,900,000
		TOTAL	47,794,623
		Massachusetts—2.5%
15,000,000		Assabet Valley, MA Regional Vocational School District, 1.00% BANs, 7/8/2014	15,076,655
4,500,000		Holyoke, MA, 1.25% BANs, 11/14/2013	4,512,169
8,000,000		Longmeadow, MA, 1.00% BANs, 10/9/2013	8,010,541
3,700,000		Massachusetts HEFA, (Series 2009) Weekly VRDNs (CIL Realty of Massachusetts)/(HSBC Bank USA, N.A. LOC), 0.060%, 8/1/2013	3,700,000
Annual Shareholder Report
10

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Massachusetts—continued
$9,000,000		Massachusetts IFA, (Series 1992B), 0.40% CP (New England Power Co.), Mandatory Tender 8/9/2013	$9,000,000
10,000,000		Methuen, MA, 1.00% BANs, 8/8/2014	10,054,600
2,717,000		Nahant, MA, 1.00% BANs, 7/18/2014	2,732,598
3,938,554		Pittsfield, MA, (Series B), 1.00% BANs, 6/27/2014	3,963,013
10,000,000		Quincy, MA, 1.25% BANs, 9/13/2013	10,011,152
		TOTAL	67,060,728
		Michigan—2.6%
8,125,000		Fremont, MI Hospital Finance Authority, (Series 2007) Weekly VRDNs (Gerber Memorial Health Services)/(Fifth Third Bank, Cincinnati LOC), 0.190%, 8/2/2013	8,125,000
5,500,000		Grand Rapids, MI IDR, (Series 2007) Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America N.A. LOC), 0.280%, 8/1/2013	5,500,000
1,630,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.190%, 8/2/2013	1,630,000
4,800,000		Michigan State Financial Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.190%, 8/7/2013	4,800,000
3,960,000		Michigan State Strategic Fund Weekly VRDNs (Bishop Creek LLC)/(Comerica Bank LOC), 0.160%, 8/1/2013	3,960,000
2,550,000		Michigan State Strategic Fund, (Series 2007) Weekly VRDNs (Lapeer Industries, Inc.)/(Bank of America N.A. LOC), 0.280%, 8/1/2013	2,550,000
2,795,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Washtenaw Christian Academy)/(Fifth Third Bank, Cincinnati LOC), 0.190%, 8/2/2013	2,795,000
6,945,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC)/(Fifth Third Bank, Cincinnati LOC), 0.190%, 8/1/2013	6,945,000
34,460,000	[3,4]	Wayne County, MI Airport Authority, SPEARs (Series DBE-652) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 8/1/2013	34,460,000
		TOTAL	70,765,000
		Minnesota—0.4%
440,000		Blue Earth, MN, (Series 2006) Weekly VRDNs (Nortech Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.260%, 8/1/2013	440,000
1,200,000		Coon Rapids, MN, (Series 1999) Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.260%, 8/1/2013	1,200,000
1,700,000		Hennepin County, MN Housing and Redevelopment Authority, (Series 2001) Weekly VRDNs (City Apartments at Loring Park)/(FNMA LOC), 0.090%, 8/1/2013	1,700,000
1,240,000		Melrose, MN, (Series 2008) Weekly VRDNs (Proliant Dairy, Inc.)/(Bank of America N.A. LOC), 0.280%, 8/1/2013	1,240,000
5,825,000		St. Anthony, MN, (Series 2007) Weekly VRDNs (Landings at Silver Lake Village)/(FHLB of Des Moines LOC), 0.120%, 8/2/2013	5,825,000
Annual Shareholder Report
11

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Minnesota—continued
$425,000		St. Paul, MN Port Authority, (Series 2002-11) Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 0.210%, 8/1/2013	$425,000
		TOTAL	10,830,000
		Mississippi—1.7%
4,040,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/(Series 2009-14), Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.180%, 8/1/2013	4,040,000
9,570,000		Mississippi Home Corp., (Series 1999C) Weekly VRDNs (Summer Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.110%, 8/1/2013	9,570,000
6,700,000		Mississippi Home Corp., (Series 2004-6) Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 0.110%, 8/1/2013	6,700,000
9,330,000		Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.110%, 8/1/2013	9,330,000
9,670,000		Mississippi Home Corp., (Series 2006-2) Weekly VRDNs (Bradford Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.110%, 8/1/2013	9,670,000
6,075,000		Mississippi Home Corp., (Series 2006-5) Weekly VRDNs (Ashton Park Apartments)/(Mizuho Bank Ltd. LOC), 0.110%, 8/1/2013	6,075,000
		TOTAL	45,385,000
		Missouri—0.0%
170,000		St. Louis, MO IDA, (Series 1997) Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, N.A., Kansas City LOC), 0.280%, 8/1/2013	170,000
		Montana—0.1%
3,170,000	[3,4]	Montana State Board of Housing, P-FLOATs (Series PA-1406R) Weekly VRDNs (Bank of America N.A. LIQ), 0.170%, 8/1/2013	3,170,000
		Multi-State—17.4%
25,000,000	[3,4]	BlackRock MuniHoldings Investment Quality Fund, (2746 Series W-7), Weekly VRDPs, (GTD by Bank of America N.A.), 0.260%, 8/1/2013	25,000,000
4,528,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-12) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.210%, 8/1/2013	4,528,000
24,399,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-13) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.210%, 8/1/2013	24,399,000
1,125,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-68) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.210%, 8/1/2013	1,125,000
8,290,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-77) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.210%, 8/1/2013	8,290,000
10,265,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-78) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.210%, 8/1/2013	10,265,000
Annual Shareholder Report
12

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Multi-State—continued
$56,230,000	[3,4]	FHLMC, Eagles (Series 2008-0055F) Weekly VRDNs (GTD by FHLMC)/(FHLMC LIQ), 0.110%, 8/1/2013	$56,230,000
10,095,000		FHLMC, Floater Certificates (Series M015-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.100%, 8/1/2013	10,095,000
18,149,000		FHLMC, Floater Certificates (Series M017-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.110%, 8/1/2013	18,149,000
24,034,000		FHLMC, Floater Certificates (Series M020-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.100%, 8/1/2013	24,034,000
85,300,000	[3,4]	Nuveen AMT-Free Municipal Income Fund, (Series 1) Weekly VRDPs, (GTD by Deutsche Bank AG), 0.170%, 8/1/2013	85,300,000
24,000,000	[3,4]	Nuveen AMT-Free Municipal Income Fund, (Series 2) Weekly VRDPs, (GTD by Citibank NA, New York), 0.160%, 8/1/2013	24,000,000
91,300,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 2) Weekly VRDPs, (GTD by Deutsche Bank AG), 0.170%, 8/1/2013	91,300,000
30,000,000	[3,4]	Nuveen Insured Municipal Opportunity Fund, (Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.160%, 8/1/2013	30,000,000
25,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., (Series 1) Weekly VRDPs, (GTD by Deutsche Bank AG), 0.200%, 8/1/2013	25,000,000
30,000,000	[3,4]	Nuveen Premium Income Municipal Fund 2, Inc., (4,895 Series 1) Weekly VRDPs, (GTD by Barclays Bank PLC), 0.160%, 8/1/2013	30,000,000
		TOTAL	467,715,000
		Nebraska—0.1%
2,000,000		Nebraska Investment Finance Authority, (Series 2005) Weekly VRDNs (Tuls Properties LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.090%, 8/1/2013	2,000,000
		Nevada—0.2%
4,000,000		Clark County, NV Airport System, (Series C-2), 2.00% BANs, 7/1/2014	4,060,212
		New Hampshire—0.2%
4,200,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 0.45% CP (New England Power Co.), Mandatory Tender 8/1/2013	4,200,000
		New Jersey—6.1%
20,764,627		Glassboro Borough, NJ, (Series 2013A), 1.00% BANs, 1/17/2014	20,807,625
7,000,000		Gloucester Township, NJ, (Series 2013A), 1.00% BANs, 6/2/2014	7,030,265
4,969,300		Morris Plains, NJ, 1.00% BANs, 7/18/2014	4,988,272
5,915,000		New Jersey Health Care Facilities Financing Authority, (Series 1997) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.350%, 8/7/2013	5,915,000
70,000,000	[3,4]	New Jersey State, (Series 2014) VRNs, 0.386%, 6/26/2014	70,008,428
25,000,000	[3,4]	New Jersey State, (Series 2014B) VRNs, 0.386%, 6/26/2014	25,002,492
14,000,000		Ocean City, NJ, 1.00% BANs, 6/20/2014	14,070,190
Annual Shareholder Report
13

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New Jersey—continued
$11,000,000		Readington Township, NJ, 1.00% BANs, 1/31/2014	$11,032,925
5,326,000		Saddle River, NJ, 1.00% BANs, 3/28/2014	5,346,820
		TOTAL	164,202,017
		New Mexico—0.3%
100,000		Albuquerque, NM IDRB, (Series 1996) Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.210%, 8/1/2013	100,000
3,400,000		Albuquerque, NM IDRB, (Series 1999) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.210%, 8/1/2013	3,400,000
3,200,000		Bernalillo County, NM MFH, (Series 2008) Weekly VRDNs (Las Brisas Apartments)/(U.S. Bank, N.A. LOC), 0.160%, 8/1/2013	3,200,000
1,125,000		Los Lunas Village, NM, (Series 1998) Weekly VRDNs (Wall Colmonoy Corp.)/(Bank of America N.A. LOC), 0.330%, 8/7/2013	1,125,000
		TOTAL	7,825,000
		New York—5.1%
14,000,000		Auburn, NY, 1.00% BANs, 5/30/2014	14,069,344
14,000,000		Corning, NY City School District, 1.50% BANs, 2/14/2014	14,091,150
5,590,000		Hempstead (town), NY IDA MFH, (Series 2006) Weekly VRDNs (Hempstead Village Housing Associates LP)/(FNMA LOC), 0.090%, 8/1/2013	5,590,000
4,530,000		New Rochelle, NY IDA, (Series 2006: West End Phase I Facility) Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank NA, New York LOC), 0.260%, 8/1/2013	4,530,000
5,560,000		New York City Housing Development Corp., (2006 Series A: Granville Payne Apartments) Weekly VRDNs (Sutter Avenue Associates LLC)/(Citibank NA, New York LOC), 0.080%, 8/7/2013	5,560,000
5,500,000		New York City Housing Development Corp., (2007 Series A: 550 East 170th Street Apartments) Weekly VRDNs (East 170th Street Associates LP)/(Citibank NA, New York LOC), 0.080%, 8/7/2013	5,500,000
25,000,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series FF-2) Daily VRDNs (KBC Bank N.V. LIQ), 0.150%, 8/1/2013	25,000,000
10,960,000	[3,4]	New York City, NY Municipal Water Finance Authority, Stage Trust (Series 2012-105C), 0.37% TOBs (Wells Fargo Bank, N.A. LIQ) 12/5/2013	10,960,000
34,380,000		New York City, NY, (Fiscal 2004 Series H-7) Daily VRDNs (KBC Bank N.V. LOC), 0.180%, 8/1/2013	34,380,000
1,700,000		New York City, NY, (Fiscal 2008 Subseries D-4) Weekly VRDNs (Credit Agricole Corporate and Investment Bank LIQ), 0.110%, 8/1/2013	1,700,000
8,750,000		New York State Mortgage Agency, (Series 115) Weekly VRDNs (Bank of America N.A. LIQ), 0.070%, 8/7/2013	8,750,000
4,940,000	[3,4]	New York State Mortgage Agency, ROCs (Series 11702) Weekly VRDNs (Citibank NA, New York LIQ), 0.210%, 8/1/2013	4,940,000
Annual Shareholder Report
14

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—continued
$2,905,000		Rockland County, NY IDA, (Series 2001) Weekly VRDNs (Gussack Realty Co./Tappan Wire and Cable, Inc.)/(RBS Citizens Bank N.A. LOC), 0.140%, 8/7/2013	$2,905,000
		TOTAL	137,975,494
		North Carolina—1.6%
6,700,000		Cleveland County, NC Industrial Facilities & PCFA, (Series 1998) Weekly VRDNs (Curtiss-Wright Flight Systems, Inc.)/(Bank of America N.A. LOC), 0.140%, 8/1/2013	6,700,000
2,100,000		North Carolina Capital Facilities Finance Agency, (Series 2010) Weekly VRDNs (Elon University)/(U.S. Bank, N.A. LOC), 0.040%, 8/7/2013	2,100,000
7,200,000		North Carolina HFA, (Series 16-C) Daily VRDNs (TD Bank, N.A. LIQ), 0.070%, 8/7/2013	7,200,000
10,900,000		North Carolina HFA, (Series 18-C) Daily VRDNs (TD Bank, N.A. LIQ), 0.070%, 8/7/2013	10,900,000
2,875,000	[3,4]	North Carolina HFA, MERLOTS (Series 2008-C20), 0.35% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 8/7/2013	2,875,000
3,060,000	[3,4]	North Carolina HFA, PUTTERs (Series 3722Z) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.110%, 8/1/2013	3,060,000
10,120,000	[3,4]	North Carolina Medical Care Commission, Stage Trust (Series 2012-92C), 0.37% TOBs (Wake Forest Baptist Obligated Group)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 11/14/2013	10,120,000
		TOTAL	42,955,000
		North Dakota—1.1%
30,000,000		Grand Forks County, ND, (Series 2011) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.090%, 8/7/2013	30,000,000
220,000		Hebron, ND IDA, (Series 1998) Weekly VRDNs (Dacco, Inc.)/(U.S. Bank, N.A. LOC), 0.150%, 8/1/2013	220,000
		TOTAL	30,220,000
		Ohio—0.2%
5,250,000		Geauga County, OH, 1.00% BANs, 8/15/2013	5,251,202
		Oklahoma—0.6%
8,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 0.110%, 8/1/2013	8,000,000
8,145,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2009-5) Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.180%, 8/1/2013	8,145,000
		TOTAL	16,145,000
		Oregon—1.0%
10,000,000		Port of Morrow, OR, (Series 2001A) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.100%, 8/1/2013	10,000,000
Annual Shareholder Report
15

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Oregon—continued
$10,000,000		Port of Morrow, OR, (Series 2001C) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.100%, 8/1/2013	$10,000,000
6,870,000		Port of Portland, OR Airport, (Subseries 18A) Weekly VRDNs (Portland International Airport)/(U.S. Bank, N.A. LOC), 0.080%, 8/7/2013	6,870,000
		TOTAL	26,870,000
		Pennsylvania—0.0%
115,000		Pennsylvania EDFA, (Series 2006) Weekly VRDNs (AMC Delancey Traditions of Hershey Partners, LP)/(FHLB of Pittsburgh LOC), 0.080%, 8/1/2013	115,000
		Rhode Island—0.2%
6,080,000		Warwick, RI Housing Authority, (Series 2001) Daily VRDNs (Trafalgar East Apartments)/(Bank of America N.A. LOC), 0.170%, 8/1/2013	6,080,000
		South Carolina—2.2%
8,000,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.), 0.440%, 8/7/2013	8,000,000
6,000,000		Berkeley County, SC IDB, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.290%, 8/7/2013	6,000,000
3,000,000		South Carolina Jobs-EDA, (Series 1997B) Weekly VRDNs (Mohawk Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.180%, 8/1/2013	3,000,000
6,225,000		South Carolina Jobs-EDA, (Series 1997C) Weekly VRDNs (Mohawk Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.180%, 8/1/2013	6,225,000
7,850,000		South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Brashier Charter, LLC)/(SunTrust Bank LOC), 0.210%, 8/1/2013	7,850,000
6,935,000		South Carolina Jobs-EDA, IDBs (Series 2008) Weekly VRDNs (South Carolina Electric and Gas)/(Branch Banking & Trust Co. LOC), 0.100%, 8/1/2013	6,935,000
20,000,000	[3,4]	South Carolina Transportation Infrastructure Bank, Stage Trust (Series 2012-89C), 0.30% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 8/8/2013	20,000,000
		TOTAL	58,010,000
		South Dakota—0.4%
8,410,000		South Dakota EDFA, (Series 1996) Weekly VRDNs (Hastings Filters, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.140%, 8/1/2013	8,410,000
3,000,000		South Dakota Value Added Finance Authority, (Series 2004) Weekly VRDNs (Prairie Gold Dairy LLC)/(CoBank, ACB LOC), 0.090%, 8/1/2013	3,000,000
		TOTAL	11,410,000
		Tennessee—3.4%
5,000,000		Covington, TN IDB, (Series 1992) Weekly VRDNs (Charms Co.)/(Bank of America N.A. LOC), 0.100%, 8/7/2013	5,000,000
Annual Shareholder Report
16

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Tennessee—continued
$3,500,000		Jackson, TN Health Educational & Housing Facilities Board Multifamily Revenue, (Series 1998) Weekly VRDNs (Park Ridge Apartments)/(Wells Fargo Bank, N.A. LOC), 0.110%, 8/1/2013	$3,500,000
4,075,000		Johnson City, TN Health & Education Facilities Board, (Series 2013A) Weekly VRDNs (Mountain States Health Alliance)/(U.S. Bank, N.A. LOC), 0.070%, 8/6/2013	4,075,000
7,500,000		Marion County, TN IDA, (Series 2000) Weekly VRDNs (Valmont Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.210%, 8/1/2013	7,500,000
15,000,000		Memphis, TN, (Series 2012), 3.00% BANs, 4/1/2014	15,279,248
19,825,000	[3,4]	Metropolitan Government Nashville & Davidson County, TN HEFA, Stage Trust (Series 2012-98C), 0.37% TOBs (Vanderbilt University)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 11/14/2013	19,825,000
33,890,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series V-A-1) Weekly VRDNs (Metropolitan Knoxville, TN Airport Authority)/(Branch Banking & Trust Co. LOC), 0.140%, 8/7/2013	33,890,000
3,630,000	[3,4]	Tennessee Housing Development Agency, Clipper Tax-Exempt Certificates Trust (Series 2009-02) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.180%, 8/1/2013	3,630,000
		TOTAL	92,699,248
		Texas—7.5%
40,000,000		Brazos River Authority, TX, (Series 2001 D-2) Daily VRDNs (Texas Competitive Electric Holdings Co. LLC)/(Citibank NA, New York LOC), 0.080%, 8/1/2013	40,000,000
14,500,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2006) Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.130%, 8/1/2013	14,500,000
2,100,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (DARE Investments)/(Rabobank Nederland NV, Utrecht LOC), 0.090%, 8/1/2013	2,100,000
2,950,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (Northside Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.090%, 8/1/2013	2,950,000
3,000,000		Dallam County, TX IDC, (Series 2006) Weekly VRDNs (Dalhart Jersey Ranch, Inc.)/(CoBank, ACB LOC), 0.090%, 8/1/2013	3,000,000
25,000,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999) Weekly VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.)/(Air Products & Chemicals, Inc. LIQ), 0.060%, 8/7/2013	25,000,000
14,370,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly VRDNs (Harris Park Partners LP)/(Wells Fargo Bank, N.A. LOC), 0.110%, 8/1/2013	14,370,000
4,000,000		Jewett, TX Economic Development Corp., (Series 2003) Weekly VRDNs (Nucor Corp.), 0.390%, 8/7/2013	4,000,000
Annual Shareholder Report
17

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Texas—continued
$5,235,000		Port Arthur Navigation District, TX IDC, (Series 2006) Daily VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.), 0.070%, 8/1/2013	$5,235,000
9,540,000		Texas State Department of Housing & Community Affairs, (Series 2007 A) Weekly VRDNs (Texas State LIQ), 0.080%, 8/1/2013	9,540,000
21,100,000		Texas State, (Series 2012), 2.50% TRANs, 8/30/2013	21,138,939
7,160,000	[3,4]	Texas State, MERLOTS (Series 2008-C47), 0.35% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 8/7/2013	7,160,000
52,500,000	[3,4]	Texas State, PUTTERs (Series 4263) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.060%, 8/1/2013	52,500,000
		TOTAL	201,493,939
		Utah—0.0%
1,200,000		Salt Lake County, UT Training Facilities, (Series 2000) Weekly VRDNs (Community Foundation For The Disabled, Inc.)/(Wells Fargo Bank Northwest, N.A. LOC), 0.210%, 8/1/2013	1,200,000
		Vermont—0.3%
7,200,000		Vermont HFA, (2013 Series A) Weekly VRDNs (TD Bank, N.A. LIQ), 0.100%, 8/1/2013	7,200,000
		Virginia—0.7%
1,000,000		Albemarle County, VA IDA, (Series 2007) Weekly VRDNs (Jefferson Scholars Foundation)/(SunTrust Bank LOC), 0.210%, 8/7/2013	1,000,000
1,000,000		Brunswick County, VA IDA, (Series 1996) Weekly VRDNs (Aegis Waste Solutions, Inc.)/(Bank of America N.A. LOC), 0.230%, 8/1/2013	1,000,000
9,600,000		Campbell County, VA IDA Weekly VRDNs (Georgia-Pacific Corp.)/(U.S. Bank, N.A. LOC), 0.070%, 8/7/2013	9,600,000
1,670,000		Hanover County, VA IDA, (Series 2005A) Weekly VRDNs (Rhapsody Land & Development LLC)/(Wells Fargo Bank, N.A. LOC), 0.210%, 8/1/2013	1,670,000
4,500,000		Harrisonburg, VA Redevelopment & Housing Authority, (Series 2001A: Huntington Village Apartments) Weekly VRDNs (Richfield Place Associates LP)/(FNMA LOC), 0.060%, 8/1/2013	4,500,000
		TOTAL	17,770,000
		Washington—3.6%
2,400,000		Kitsap County, WA IDC, (Series 2006) Weekly VRDNs (Cara Land Co., LLC)/(Wells Fargo Bank, N.A. LOC), 0.260%, 8/1/2013	2,400,000
1,635,000		Port of Pasco, WA Economic Development Corp., (Series 1996) Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 0.130%, 8/1/2013	1,635,000
7,415,000	[3,4]	Port of Seattle, WA Revenue, PUTTERs (Series 2020) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.110%, 8/1/2013	7,415,000
14,500,000		Port of Tacoma, WA, (Series B: Subordinate Lien), 0.15% CP (Bank of America N.A. LOC), Mandatory Tender 10/2/2013	14,500,000
Annual Shareholder Report
18

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Washington—continued
$10,000,000		Port of Tacoma, WA, (Series B: Subordinate Lien), 0.17% CP (Bank of America N.A. LOC), Mandatory Tender 10/2/2013	$10,000,000
14,475,000	[3,4]	University of Washington, Stage Trust (Series 2012-109C), 0.37% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 12/5/2013	14,475,000
2,630,000		Washington State EDFA, (Series 2000C) Weekly VRDNs (AMI-Moore LLC)/(Key Bank, N.A. LOC), 0.380%, 8/1/2013	2,630,000
13,650,000		Washington State EDFA, (Series 2000H) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.110%, 8/7/2013	13,650,000
7,375,000		Washington State EDFA, (Series 2001E) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Bank of America N.A. LOC), 0.140%, 8/1/2013	7,375,000
1,000,000		Washington State EDFA, (Series 2001L) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Bank of America N.A. LOC), 0.140%, 8/1/2013	1,000,000
10,000,000		Washington State EDFA, (Series 2007A) Weekly VRDNs (Delta Marine Industries, Inc.)/(Key Bank, N.A. LOC), 0.260%, 8/1/2013	10,000,000
4,135,000		Washington State EDFA, (Series 2007J) Weekly VRDNs (Ocean Gold Seafoods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.210%, 8/1/2013	4,135,000
2,745,000		Washington State EDFA, (Series C) Weekly VRDNs (Novelty Hills Properties LLC)/(U.S. Bank, N.A. LOC), 0.100%, 8/1/2013	2,745,000
4,560,000		Washington State Housing Finance Commission: MFH, (Series 2007) Weekly VRDNs (Clark Island LP)/(FHLMC LOC), 0.110%, 8/1/2013	4,560,000
		TOTAL	96,520,000
		West Virginia—0.0%
1,000,000		Grant County, WV County Commission, PCRB (Series 1994), 0.30% CP (Virginia Electric & Power Co.), Mandatory Tender 8/21/2013	1,000,000
		Wisconsin—1.0%
4,000,000		Combined Locks, WI IDRB, (Series 1997) Weekly VRDNs (Appleton Papers)/(Fifth Third Bank, Cincinnati LOC), 0.310%, 8/1/2013	4,000,000
2,975,000		Kiel, WI IDA, (Series 2007) Weekly VRDNs (Polar Ware Co.)/(Wells Fargo Bank, N.A. LOC), 0.210%, 8/1/2013	2,975,000
4,170,000		Lancaster, WI IDRB, (Series 2007) Weekly VRDNs (Woolwich Dairy (USA), Inc.)/(BMO Harris Bank, N.A. LOC), 0.160%, 8/1/2013	4,170,000
1,525,000		West Bend, WI IDA, (Series 2006) Weekly VRDNs (Jackson Concrete, Inc.)/(U.S. Bank, N.A. LOC), 0.270%, 8/1/2013	1,525,000
14,977,500		Wisconsin HEFA, (Series 2010C), 0.19% CP (Aurora Health Care, Inc.)/(Bank of America N.A. LOC), Mandatory Tender 8/7/2013	14,977,500
		TOTAL	27,647,500
Annual Shareholder Report
19

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Wyoming—0.8%
$22,700,000	Sweetwater County, WY Environmental Improvement, (Series 2007) Weekly VRDNs (Simplot Phosphates LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.090%, 8/7/2013	$22,700,000
	TOTAL MUNICIPAL INVESTMENTS—102.5% (AT AMORTIZED COST)[5]	2,760,877,762
	OTHER ASSETS AND LIABILITIES - NET—(2.5)%[6]	(66,326,869)
	TOTAL NET ASSETS—100%	$2,694,550,893
Securities that are subject to the federal alternative minimum tax (AMT) represent 65.0% of the portfolio as calculated based upon total market value (percentage is unaudited).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2013, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value (unaudited)
First Tier	Second Tier
97.0%	3.0%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2013, these restricted securities amounted to $903,699,920, which represented 33.5% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2013, these liquid restricted securities amounted to $903,699,920, which represented 33.5% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2013.
Annual Shareholder Report
20

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
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The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CDA	—Community Development Authority
COL	—Collateralized
CP	—Commercial Paper
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB(s)	—Industrial Development Bond(s)
IDC	—Industrial Development Corporation
IDR	—Industrial Development Revenue
IDRB(s)	—Industrial Development Revenue Bond(s)
IFA	—Industrial Finance Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	—Multi-Family Housing
PCA	—Pollution Control Authority
PCFA	—Pollution Control Finance Authority
PCRB(s)	—Pollution Control Revenue Bond(s)
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
PUTTERs	—Puttable Tax-Exempt Receipts
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRNs	—Variable Rate Notes
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.001	0.002	0.003	0.015
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.001	0.002	0.003	0.015
Less Distributions:
Distributions from net investment income	(0.001)	(0.001)	(0.002)	(0.003)	(0.015)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.001)	(0.001)	(0.002)	(0.003)	(0.015)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.05%	0.15%	0.20%	0.27%	1.52%
Ratios to Average Net Assets:
Net expenses	0.21%	0.21%[3]	0.21%[3]	0.22%	0.22%[3]
Net investment income	0.06%	0.14%	0.20%	0.26%	1.41%
Expense waiver/reimbursement[4]	0.09%	0.08%	0.08%	0.08%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,229,003	$2,268,337	$2,802,916	$3,472,460	$2,950,672
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.21%, 0.21% and 0.22% for the years ended July 31, 2012, 2011 and 2009, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
July 31, 2013
Assets:
Total investment in securities, at amortized cost and fair value		$2,760,877,762
Income receivable		2,247,088
Receivable for shares sold		137,627
TOTAL ASSETS		2,763,262,477
Liabilities:
Payable for investments purchased	$10,054,600
Payable for shares redeemed	91,233
Bank overdraft	58,482,097
Income distribution payable	6,281
Payable for Directors'/Trustees' fees (Note 5)	3,551
Accrued expenses (Note 5)	73,822
TOTAL LIABILITIES		68,711,584
Net assets for 2,694,390,023 shares outstanding		$2,694,550,893
Net Assets Consist of:
Paid-in capital		$2,694,369,712
Accumulated net realized gain on investments		187,462
Distributions in excess of net investment income		(6,281)
TOTAL NET ASSETS		$2,694,550,893
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$1,229,002,696 ÷ 1,228,920,965 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$738,561,645 ÷ 738,527,504 shares outstanding, no par value, unlimited shares authorized		$1.00
Capital Shares:
$726,986,552 ÷ 726,941,554 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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24

Statement of Operations
Year Ended July 31, 2013
Investment Income:
Interest			$8,787,983
Expenses:
Investment adviser fee (Note 5)		$6,711,251
Administrative fee (Note 5)		2,618,900
Custodian fees		110,091
Transfer agent fee		34,865
Directors'/Trustees' fees (Note 5)		19,904
Auditing fees		20,500
Legal fees		9,925
Portfolio accounting fees		185,362
Shareholder services fee (Note 5)		2,541,707
Account administration fee (Note 2)		260,878
Share registration costs		130,079
Printing and postage		57,768
Insurance premiums (Note 5)		10,656
Miscellaneous (Note 5)		23,412
TOTAL EXPENSES		12,735,298
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(2,958,433)
Waiver of administrative fee	(7,033)
Waiver of shareholder services fee	(1,836,729)
Reimbursement of shareholder services fee	(289,715)
TOTAL WAIVERS AND REIMBURSEMENT		(5,091,910)
Net expenses			7,643,388
Net investment income			1,144,595
Net realized gain on investments			216,491
Change in net assets resulting from operations			$1,361,086
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended July 31	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,144,595	$4,260,602
Net realized gain on investments	216,491	68,320
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,361,086	4,328,922
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(966,932)	(3,704,946)
Service Shares	(79,419)	(87,738)
Capital Shares	(85,338)	(484,264)
Distributions from net realized gain on investments
Institutional Shares	(41,454)	(430,701)
Service Shares	(17,953)	(132,767)
Capital Shares	(16,484)	(157,254)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,207,580)	(4,997,670)
Share Transactions:
Proceeds from sale of shares	6,855,950,761	13,652,277,667
Net asset value of shares issued to shareholders in payment of distributions declared	788,418	3,538,146
Cost of shares redeemed	(8,367,832,517)	(14,390,276,661)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,511,093,338)	(734,460,848)
Change in net assets	(1,510,939,832)	(735,129,596)
Net Assets:
Beginning of period	4,205,490,725	4,940,620,321
End of period (including distributions in excess of net investment income of $(6,281) and $(19,187), respectively)	$2,694,550,893	$4,205,490,725
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
July 31, 2013 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Municipal Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Service Shares and Capital Shares are presented separately. The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local taxes.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares and Capital Shares may bear shareholder services fees and account administration fees unique to those classes. For the year ended July 31, 2013, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Service Shares	$206,498
Capital Shares	54,380
TOTAL	$260,878
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense,
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either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2013		2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,398,899,667	$4,398,899,667	10,162,432,294	$10,162,432,294
Shares issued to shareholders in payment of distributions declared	618,582	618,582	2,796,154	2,796,154
Shares redeemed	(5,438,920,983)	(5,438,920,983)	(10,698,375,120)	(10,698,375,120)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,039,402,734)	$(1,039,402,734)	(533,146,672)	$(533,146,672)
Year Ended July 31	2013		2012
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,525,139,812	$1,525,139,812	1,724,540,027	$1,724,540,027
Shares issued to shareholders in payment of distributions declared	86,198	86,198	193,119	193,119
Shares redeemed	(1,615,523,739)	(1,615,523,739)	(1,749,266,072)	(1,749,266,072)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(90,297,729)	$(90,297,729)	(24,532,926)	$(24,532,926)
Year Ended July 31	2013		2012
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	931,911,282	$931,911,282	1,765,305,346	$1,765,305,346
Shares issued to shareholders in payment of distributions declared	83,638	83,638	548,873	548,873
Shares redeemed	(1,313,387,795)	(1,313,387,795)	(1,942,635,469)	(1,942,635,469)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(381,392,875)	$(381,392,875)	(176,781,250)	$(176,781,250)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,511,093,338)	$(1,511,093,338)	(734,460,848)	$(734,460,848)
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4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2013 and 2012, was as follows:
	2013	2012
Ordinary income[1]	$26,644	$336,337
Tax-exempt income	$1,131,689	$4,276,948
Long-term capital gains	$49,247	$384,385
1	For tax purposes, short-term capital gain distributions are treated as ordinary income distributions.

As of July 31, 2013, the components of distributable earnings on a tax basis were as follows:
Distributions in excess of tax exempt income	$(6,281)
Undistributed ordinary income[2]	$24,597
Undistributed long-term capital gain	$162,865
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2013, the Adviser voluntarily waived $2,958,433 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2013, FAS waived $7,033 of its fee. The net fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares and Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2013, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed	Service Fees Waived by Unaffiliated Third Parties
Service Shares	$1,779,339	$(264,879)	$(1,390,216)
Capital Shares	762,368	(24,836)	(446,513)
TOTAL	$2,541,707	$(289,715)	$(1,836,729)
For the year ended July 31, 2013, FSSC did not receive any fees paid by the Fund. For the year ended July 31, 2013, the Fund's Institutional Shares did not incur Service Fees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.21%, 0.46% and 0.31% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2013, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,928,035,000 and $2,456,060,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
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6. line of credit
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2013, there were no outstanding loans. During the year ended July 31, 2013, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2013, there were no outstanding loans. During the year ended July 31, 2013, the program was not utilized.
8. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2013, the amount of long-term capital gains designated by the Fund was $49,247.
For the year ended July 31, 2013, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF the MONEY MARKET OBLIGATIONS TRUST AND THE institutional class SHAREHOLDERS OF FEDERATED MUNICIPAL OBLIGATIONS FUND:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Municipal Obligations Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Municipal Obligations Fund as of July 31, 2013, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 23, 2013
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2013 to July 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2013	Ending Account Value 7/31/2013	Expenses Paid During Period[1]
Actual	$1,000	$1,000.10	$0.99
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.80	$1.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Trust comprised 36 portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
In Memoriam - John F. Cunningham, Independent Trustee
With deep sadness, Federated announces the passing of John F. Cunningham, who served as an independent member of the Board of the Federated Fund Family since 1999. Mr. Cunningham's savvy business acumen and incisive intellect made him a powerful force on the Federated Fund Board. He was an advocate for shareholders and a respected colleague within the Federated family. Mr. Cunningham enjoyed an outstanding career in technology, having served as President and in other Senior Executive positions with leading companies in the industry. Federated expresses gratitude to Mr. Cunningham for his fine contributions as a Board member, colleague and friend. He will be greatly missed.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, and Associate General Secretary, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh; Board Member, Energy & Mineral Law Foundation.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
Annual Shareholder Report
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler, CPA Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 Chief Investment Officer and Vice President Officer since: May 2004 Portfolio Manager since: November 1996	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since November 1996. Ms. Ochson was named Chief Investment Officer of Federated's tax-exempt fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010 and is Vice President of the Trust with respect to the Fund. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
Annual Shareholder Report
40

Evaluation and Approval of Advisory Contract–May 2013
Federated Municipal Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
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The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were
Annual Shareholder Report
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likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Municipal Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N658
33515 (9/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2013
Share Class	Ticker
Institutional	MOFXX
Service	MOSXX
Capital	MFCXX

Federated Municipal Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2013, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	79.5%
Municipal Notes	20.4%
Commercial Paper	2.6%
Other Assets and Liabilities—Net[2]	(2.5)%
TOTAL	100.0%
At July 31, 2013, the Fund's effective maturity schedule3 was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	82.3%
8-30 Days	2.5%
31-90 Days	3.7%
91-180 Days	3.5%
181 Days or more	10.5%
Other Assets and Liabilities—Net[2]	(2.5)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2013
Principal Amount			Value
		SHORT-TERM MUNICIPALS—102.5%[1,2]
		Alabama—5.2%
$2,000,000		Alabama HFA MFH, (2000 Series C: Parktowne Apartments) Weekly VRDNs (Park Towne Villas Ltd.)/(Branch Banking & Trust Co. LOC), 0.110%, 8/1/2013	$2,000,000
3,470,000		Alabama HFA MFH, (2007 Series C) Weekly VRDNs (Summit South Mall Apartments Ltd.)/(FNMA LOC), 0.110%, 8/1/2013	3,470,000
6,925,000		Alabama HFA MFH, (Series 2001D) Weekly VRDNs (Cottage Hill Pointe Apts., Ltd.)/(Mizuho Bank Ltd. LOC), 0.110%, 8/1/2013	6,925,000
8,000,000		Alabama HFA MFH, (Series 2002C) Weekly VRDNs (Liberty Square Apartments, Ltd.)/(Mizuho Bank Ltd. LOC), 0.110%, 8/1/2013	8,000,000
8,440,000		Alabama HFA MFH, (Series 2003A) Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Mizuho Bank Ltd. LOC), 0.110%, 8/1/2013	8,440,000
1,325,000		Autauga County, AL IDA, (Series 2008) Weekly VRDNs (Marshall Prattville, LLC)/(Wells Fargo Bank, N.A. LOC), 0.090%, 8/1/2013	1,325,000
10,000,000		Bridgeport, AL IDB, (Series 1987) Weekly VRDNs (Beaulieu Nylon, Inc.)/(Bank of America N.A. LOC), 0.210%, 8/1/2013	10,000,000
6,660,000		Chambers County, AL IDA, (Series 2007) Weekly VRDNs (Daeki America, Inc.)/(Comerica Bank LOC), 0.110%, 8/1/2013	6,660,000
25,000,000		Columbia, AL IDB PCRB, (Series 1997) Daily VRDNs (Alabama Power Co.), 0.090%, 8/1/2013	25,000,000
15,000,000		Columbia, AL IDB PCRB, (Series 1997) Weekly VRDNs (Alabama Power Co.), 0.100%, 8/1/2013	15,000,000
17,175,000		Millport, AL IDA, (Series 2007) Weekly VRDNs (Steel Dust Recycling, LLC)/(Comerica Bank LOC), 0.100%, 8/1/2013	17,175,000
9,000,000		Millport, AL IDA, (Series 2011) Weekly VRDNs (Steel Dust Recycling, LLC)/(Citibank NA, New York LOC), 0.130%, 8/1/2013	9,000,000
23,200,000		Mobile, AL IDB, PCRBs (Series 2007B), 0.40% TOBs (Alabama Power Co.), Mandatory Tender 4/2/2014	23,200,000
4,900,000		Montgomery, AL IDB, IDRBs (Series 1996) Weekly VRDNs (CSC Fabrication, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.170%, 8/1/2013	4,900,000
250,000		Tallassee, AL IDB, (Series 1998) Weekly VRDNs (Milstead Farm Group, Inc.)/(FHLB of Atlanta LOC), 0.250%, 8/1/2013	250,000
		TOTAL	141,345,000
		Alaska—0.5%
12,640,000	[3,4]	Alaska State Housing Finance Corp., PUTTERs (Series 4324), 0.11% TOBs (JPMorgan Chase & Co. LIQ) 8/1/2013	12,640,000
		Arizona—0.1%
3,200,000		Maricopa County, AZ, IDA MFH, (Series 2008: Village at Sun Valley Apartments) Weekly VRDNs (Western Sun Valley, LP)/(FHLMC LOC), 0.080%, 8/1/2013	3,200,000
Annual Shareholder Report
2

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Arkansas—0.3%
$7,100,000	Siloam Springs, AR, IDRB (Series 1994) Weekly VRDNs (La-Z Boy Chair Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.110%, 8/1/2013	$7,100,000
	California—5.1%
3,180,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 1998) Weekly VRDNs (The Harker School Foundation)/(U.S. Bank, N.A. LOC), 0.080%, 8/7/2013	3,180,000
3,250,000	Alameda County, CA IDA, (Series 2005: Essai, Inc. Project) Weekly VRDNs (Oz Enterprises, LLC)/(Union Bank, N.A. LOC), 0.100%, 8/1/2013	3,250,000
2,585,000	Alameda County, CA IDA, (Series 2005A) Weekly VRDNs (Convergent Laser Technologies)/(Comerica Bank LOC), 0.120%, 8/1/2013	2,585,000
8,615,000	California Educational Facilities Authority, (Series 2007) Weekly VRDNs (Charles Drew University of Medicine & Science)/(Sovereign Bank LOC), 0.850%, 8/1/2013	8,615,000
1,550,000	California PCFA, (Series 2001) Weekly VRDNs (Bos Farms)/(CoBank, ACB LOC), 0.100%, 8/1/2013	1,550,000
6,815,000	California PCFA, (Series 2001) Weekly VRDNs (Brawley Beef, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.100%, 8/1/2013	6,815,000
5,000,000	California PCFA, (Series 2001A) Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 0.140%, 8/1/2013	5,000,000
3,500,000	California PCFA, (Series 2002) Weekly VRDNs (Carlos Echeverria and Sons Dairy)/(CoBank, ACB LOC), 0.100%, 8/1/2013	3,500,000
2,940,000	California PCFA, (Series 2002) Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 0.160%, 8/1/2013	2,940,000
8,000,000	California PCFA, (Series 2003) Weekly VRDNs (B & B Dairy, LLC)/(CoBank, ACB LOC), 0.100%, 8/1/2013	8,000,000
2,000,000	California PCFA, (Series 2003) Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(CoBank, ACB LOC), 0.090%, 8/1/2013	2,000,000
2,350,000	California PCFA, (Series 2003: JDS Ranch) Weekly VRDNs (John & Jacqueline Scheenstra Trust)/(Wells Fargo Bank, N.A. LOC), 0.100%, 8/1/2013	2,350,000
2,000,000	California PCFA, (Series 2004) Weekly VRDNs (A & M Farms)/(Wells Fargo Bank, N.A. LOC), 0.100%, 8/1/2013	2,000,000
7,310,000	California PCFA, (Series 2006A) Weekly VRDNs (Garaventa Enterprises, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.120%, 8/7/2013	7,310,000
2,245,000	California PCFA, (Series 2007A) Weekly VRDNs (Northern Recycling & Waste Services LLC)/(Union Bank, N.A. LOC), 0.130%, 8/7/2013	2,245,000
2,355,000	California PCFA, (Series 2011) Weekly VRDNs (Recycling Industries, Inc.)/(Comerica Bank LOC), 0.140%, 8/7/2013	2,355,000
2,805,000	California PCFA, (Series 2011A) Weekly VRDNs (Zerep Management Corp.)/(Comerica Bank LOC), 0.140%, 8/7/2013	2,805,000
2,570,000	California PCFA, (Series 2012) Weekly VRDNs (Alameda County Industries AR, Inc.)/(Bank of the West, San Francisco, CA LOC), 0.290%, 8/7/2013	2,570,000
Annual Shareholder Report
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$2,540,000		California PCFA, (Series 2012) Weekly VRDNs (California Waste Recovery Systems, LLC)/(Union Bank, N.A. LOC), 0.130%, 8/7/2013	$2,540,000
5,500,000		California PCFA, (Series 2012) Weekly VRDNs (The Ratto Group of Companies, Inc.)/(Union Bank, N.A. LOC), 0.130%, 8/7/2013	5,500,000
3,030,000		California PCFA, (Series 2012A) Weekly VRDNs (Metropolitan Recycling LLC)/(Comerica Bank LOC), 0.140%, 8/7/2013	3,030,000
6,480,000		California PCFA, (Series 2012A) Weekly VRDNs (Zero Waste Energy Development Company LLC)/(Comerica Bank LOC), 0.140%, 8/7/2013	6,480,000
2,600,000		California Statewide CDA IDRB, (Series 2001A: American Modular Systems, Inc.) Weekly VRDNs (Sarich Family Living Trust)/(Bank of the West, San Francisco, CA LOC), 0.480%, 8/1/2013	2,600,000
3,605,000		California Statewide CDA IDRB, (Series 2006) Weekly VRDNs (Gateway Circle LLC)/(Citibank NA, New York LOC), 0.180%, 8/1/2013	3,605,000
8,000,000		California Statewide CDA IDRB, (Series B) Weekly VRDNs (American Biodiesel Fuels Corp.)/(Wells Fargo Bank, N.A. LOC), 0.160%, 8/7/2013	8,000,000
15,000,000	[3,4]	Nuveen California Performance Plus Municipal Fund, Inc., (810 Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.140%, 8/1/2013	15,000,000
22,580,000	[3,4]	School Facilities Financing Authority, CA, Stage Trust (Series 2008-33C) Weekly VRDNs (Grant, CA Joint Union High School District)/(GTD by Wells Fargo & Co.)/(Wells Fargo Bank, N.A. LIQ), 0.060%, 8/1/2013	22,580,000
		TOTAL	138,405,000
		Colorado—3.3%
1,000,000		Boulder, CO Housing Authority, Broadway East Apartments (Series 2007) Weekly VRDNs (Broadway East Community LLP)/(U.S. Bank, N.A. LOC), 0.160%, 8/1/2013	1,000,000
2,300,000		Colorado HFA (Class I Bonds), (Series 2005A) Weekly VRDNs (Closet Factory)/(FHLB of Topeka LOC), 0.140%, 8/1/2013	2,300,000
3,440,000		Colorado HFA (Class I Bonds), (Series 2007A) Weekly VRDNs (Ready Foods, Inc.)/(U.S. Bank, N.A. LOC), 0.110%, 8/1/2013	3,440,000
25,100,000		Denver, CO City & County Airport Authority, (Series 2002C) Weekly VRDNs (Lloyds TSB Bank PLC, London LOC), 0.130%, 8/7/2013	25,100,000
15,000,000	[3,4]	Denver, CO City & County Airport Authority, RBC Muni Trust (Series E-25) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.090%, 8/1/2013	15,000,000
14,900,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-467) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.090%, 8/1/2013	14,900,000
27,395,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-485), 0.30% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 9/26/2013	27,395,000
		TOTAL	89,135,000
Annual Shareholder Report
4

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Connecticut—1.5%
$1,400,000		Connecticut Development Authority, (Series 1993) Weekly VRDNs (Rand-Whitney Containerboard LP)/(Bank of Montreal LOC), 0.070%, 8/7/2013	$1,400,000
8,805,000		Connecticut State HFA, (Series 2012D-3) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.070%, 8/1/2013	8,805,000
15,000,000		Hartford County, CT Metropolitan District, 2.00% BANs, 3/25/2014	15,174,716
7,000,000		Hartford, CT, 2.00% BANs, 4/10/2014	7,082,869
3,000,000		Putnam, CT, 1.00% BANs, 11/27/2013	3,003,372
4,000,000		Salem, CT, 1.00% BANs, 7/8/2014	4,018,586
		TOTAL	39,484,543
		District of Columbia—0.1%
3,725,000	[3,4]	Metropolitan Washington, DC Airports Authority, SPEARs (Series DB-505) Weekly VRDNs (Deutsche Bank AG LIQ), 0.090%, 8/1/2013	3,725,000
		Florida—6.5%
4,000,000		Broward County, FL Airport Facility, (Series 2007A) Weekly VRDNs (Embraer Aircraft Holding, Inc.)/(Citibank NA, New York LOC), 0.080%, 8/7/2013	4,000,000
1,950,000		Broward County, FL HFA, (Series 2006) Weekly VRDNs (Palms of Deerfield Beach Apartments)/(Citibank NA, New York LOC), 0.110%, 8/7/2013	1,950,000
1,505,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.180%, 8/1/2013	1,505,000
935,000		Collier County, FL Educational Facilities Authority, (Series 2004) Weekly VRDNs (International College, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.190%, 8/2/2013	935,000
995,000		Florida Housing Finance Corp., (Series 2003 O: Wellesley Apartments) Weekly VRDNs (TWC Sixty-Seven)/(Citibank NA, New York LOC), 0.080%, 8/7/2013	995,000
3,500,000		Florida Housing Finance Corp., (Series 2003 P: Wellesley Apartments) Weekly VRDNs (TWC Twenty-Two)/(Citibank NA, New York LOC), 0.080%, 8/7/2013	3,500,000
4,211,000	[3,4]	Florida Housing Finance Corp., Clipper Tax-Exempt Certificates Trust (Series 2009-21) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.180%, 8/1/2013	4,211,000
4,300,000	[3,4]	Florida Housing Finance Corp., MERLOTS (Series 2006-B17), 0.35% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 8/7/2013	4,300,000
10,000,000		Florida State Municipal Power Agency, (Series 2008C) Daily VRDNs (Bank of America N.A. LOC), 0.080%, 8/1/2013	10,000,000
10,300,000	[3,4]	Hillsborough County, FL Aviation Authority, SPEARs (Series DBE-645), 0.09% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 8/15/2013	10,300,000
Annual Shareholder Report
5

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Florida—continued
$25,000,000	[3,4]	Miami-Dade County, FL Aviation, Clipper Tax-Exempt Certificates Trust (Series 2009-24) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.190%, 8/1/2013	$25,000,000
9,695,000		Orange County, FL, Health Facilities Authority, (Series 2008) Weekly VRDNs (Lakeside Behavioral Healthcare, Inc.)/(SunTrust Bank LOC), 0.210%, 8/7/2013	9,695,000
61,010,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.080%, 8/1/2013	61,010,000
25,135,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.090%, 8/1/2013	25,135,000
4,730,000		Sumter County, FL IDA, (Series 2007) Weekly VRDNs (American Cement Company LLC)/(Bank of America N.A. LOC), 0.140%, 8/1/2013	4,730,000
9,040,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.190%, 8/2/2013	9,040,000
		TOTAL	176,306,000
		Georgia—7.0%
9,750,000		Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(FNMA LOC), 0.110%, 8/1/2013	9,750,000
20,500,000		Bartow County, GA Development Authority, (First Series 1997) Daily VRDNs (Georgia Power Co.), 0.080%, 8/1/2013	20,500,000
5,400,000		Bulloch County, GA Development Authority, (Series 1999) Weekly VRDNs (Apogee Enterprises, Inc.)/(Comerica Bank LOC), 0.240%, 8/1/2013	5,400,000
11,410,000		Burke County, GA Development Authority, (1st Series 2009) Daily VRDNs (Georgia Power Co.), 0.080%, 8/1/2013	11,410,000
17,000,000		Burke County, GA Development Authority, (Third Series 2012) Daily VRDNs (Georgia Power Co.), 0.090%, 8/1/2013	17,000,000
8,000,000		DeKalb County, GA MFH Authority, (Series 2004) Weekly VRDNs (Highlands at East Atlanta Apartments)/(Mizuho Bank Ltd. LOC), 0.110%, 8/1/2013	8,000,000
16,000,000		Fulton County, GA Development Authority, (Series 2004) Weekly VRDNs (Hidden Creste Apartments)/(Mizuho Bank Ltd. LOC), 0.110%, 8/1/2013	16,000,000
18,000,000		Fulton County, GA Housing Authority, (Series 1999) Weekly VRDNs (Walton Falls Apartments)/(Wells Fargo Bank, N.A. LOC), 0.110%, 8/1/2013	18,000,000
17,740,000	[3,4]	Georgia State HFA, MERLOTS (Series 2006-B11), 0.35% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 8/7/2013	17,740,000
8,500,000		Gordon County, GA Development Authority, (Series 2007) Weekly VRDNs (Pine Hall Brick Co., Inc.)/(Branch Banking & Trust Co. LOC), 0.130%, 8/1/2013	8,500,000
Annual Shareholder Report
6

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Georgia—continued
$2,250,000	Gwinnett County, GA Development Authority Weekly VRDNs (Commercial Truck & Van Equipment)/(JPMorgan Chase Bank, N.A. LOC), 0.150%, 8/1/2013	$2,250,000
3,800,000	Heard County, GA Development Authority, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.090%, 8/1/2013	3,800,000
10,600,000	Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 0.110%, 8/1/2013	10,600,000
9,040,000	Monroe County, GA Development Authority, (First Series 2008) Daily VRDNs (Georgia Power Co.), 0.080%, 8/1/2013	9,040,000
10,750,000	Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 0.220%, 8/7/2013	10,750,000
19,000,000	Summerville, GA Development Authority, (Series 1997) Weekly VRDNs (Image Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.100%, 8/1/2013	19,000,000
	TOTAL	187,740,000
	Idaho—0.5%
1,440,000	Minidoka County, ID IDC, (Series 1998) Weekly VRDNs (Nature's Best Produce, Inc.)/(CoBank, ACB LOC), 0.100%, 8/1/2013	1,440,000
11,000,000	Power County, ID IDC, (Series 2012) Weekly VRDNs (J.R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.090%, 8/7/2013	11,000,000
	TOTAL	12,440,000
	Illinois—2.6%
735,000	Arlington Heights, IL, (Series 1997) Weekly VRDNs (3E Graphics & Printing)/(BMO Harris Bank, N.A. LOC), 0.320%, 8/1/2013	735,000
1,130,000	Chicago, IL MFH Revenue, (Series 2007: Renaissance Place Apartments) Weekly VRDNs (RPA LP)/(BMO Harris Bank, N.A. LOC), 0.160%, 8/1/2013	1,130,000
3,710,000	Chicago, IL MFH Revenue, (Series 2003) Weekly VRDNs (Churchview Supportive Living LP)/(BMO Harris Bank, N.A. LOC), 0.120%, 8/1/2013	3,710,000
18,900,000	Chicago, IL O'Hare International Airport, Special Facility Revenue Bonds (Series 1990) Weekly VRDNs (Compagnie Nationale Air France Project)/(Societe Generale, Paris LOC), 0.090%, 8/7/2013	18,900,000
16,946,000	Chicago, IL, (Series D-1), 0.21% CP (Chicago, IL O'Hare International Airport)/(BMO Harris Bank, N.A. LOC), Mandatory Tender 10/9/2013	16,946,000
1,275,000	Crystal Lake, IL IDA, (Series 2006) Weekly VRDNs (Millennium Electronics, Inc.)/(U.S. Bank, N.A. LOC), 0.270%, 8/1/2013	1,275,000
1,730,000	Illinois Development Finance Authority IDB Weekly VRDNs (R. A. Zweig, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.130%, 8/7/2013	1,730,000
3,000,000	Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(Bank of America N.A. LOC), 0.400%, 8/1/2013	3,000,000
1,920,000	Illinois Development Finance Authority, (Series 2001) Weekly VRDNs (Mangel BG Investments LLC)/(Bank of America N.A. LOC), 0.460%, 8/7/2013	1,920,000
Annual Shareholder Report
7

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Illinois—continued
$4,545,000	Illinois Finance Authority, (Series 2008) Weekly VRDNs (Kenall Manufacturing Co.)/(BMO Harris Bank, N.A. LOC), 0.160%, 8/1/2013	$4,545,000
11,000,000	Illinois State, (Series of June 2013), 4.00% Bonds (Assured Guaranty Municipal Corp. INS), 7/1/2014	11,353,881
3,440,000	Peoria, IL, (Series 2000) Weekly VRDNs (Peoria Academy, Inc)/(JPMorgan Chase Bank, N.A. LOC), 0.160%, 8/1/2013	3,440,000
410,000	Woodridge, DuPage, Will and Cook Counties, IL, (Series 2005) Weekly VRDNs (Home Run Inn Frozen Foods Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.310%, 8/1/2013	410,000
	TOTAL	69,094,881
	Indiana—2.5%
10,000,000	Bartholomew Consolidated School Corp., IN, 2.00% TANs, 12/31/2013	10,066,375
7,250,000	Bloomington, IN EDRB, (Series 2008: Henderson Court Apartments) Weekly VRDNs (SY Henderson Court Investors, LP)/(FHLMC LOC), 0.110%, 8/1/2013	7,250,000
5,000,000	Gibson County, IN, PCRBs (Series 1997) Weekly VRDNs (Toyota Motor Manufacturing, Indiana, Inc.)/(GTD by Toyota Motor Credit Corp.), 0.060%, 8/7/2013	5,000,000
285,000	Huntington, IN, (Series 1999) Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank, N.A. LOC), 0.260%, 8/1/2013	285,000
2,000,000	Indiana Development Finance Authority, D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs (South Central Community Mental Health Centers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.210%, 8/1/2013	2,000,000
1,770,000	Indianapolis, IN MFH, (Series 2004A) Weekly VRDNs (Nora Commons LP)/(Bank of America N.A. LOC), 0.120%, 8/1/2013	1,770,000
7,400,000	Indianapolis, IN MFH, (Series 2007A: Forest Ridge Apartments) Weekly VRDNs (Pedcor Investments-2006-LXXXVIII LP)/(RBS Citizens Bank N.A. LOC), 0.150%, 8/1/2013	7,400,000
5,000,000	Jasper County, IN EDA, (Series 2010A) Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.100%, 8/1/2013	5,000,000
6,000,000	Logansport, IN, (Series 2006) Weekly VRDNs (Andersons Clymers Ethanol LLC)/(CoBank, ACB LOC), 0.100%, 8/1/2013	6,000,000
10,000,000	Portage, IN, PCRB (Series 1998-A) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.260%, 8/1/2013	10,000,000
1,000,000	Portage, IN, PCRB (Series 1998-B) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.260%, 8/1/2013	1,000,000
10,000,000	Spencer County, IN PCA, (Series 1998) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.260%, 8/1/2013	10,000,000
1,575,000	St. Joseph County, IN EDRB, (Series 1998) Weekly VRDNs (South Bend Heritage Foundation, Inc.)/(Key Bank, N.A. LOC), 0.180%, 8/7/2013	1,575,000
Annual Shareholder Report
8

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Indiana—continued
$600,000		Whitley County, IN, (Series 1999) Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.260%, 8/1/2013	$600,000
		TOTAL	67,946,375
		Iowa—0.7%
4,770,000		Iowa Finance Authority, (Series 2001A) Weekly VRDNs (U.S. Filter Water)/(Societe Generale, Paris LOC), 0.310%, 8/1/2013	4,770,000
2,700,000		Iowa Finance Authority, (Series 2006) Weekly VRDNs (Ag Real Estate Iowa One, LP)/(Rabobank Nederland NV, Utrecht LOC), 0.090%, 8/1/2013	2,700,000
5,300,000		Iowa Finance Authority, (Series 2007) Weekly VRDNs (Five Star Holdings LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.100%, 8/1/2013	5,300,000
6,000,000		Iowa Finance Authority, (Series 2007) Weekly VRDNs (Roorda Dairy, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.090%, 8/1/2013	6,000,000
		TOTAL	18,770,000
		Kansas—0.3%
5,456,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2009-11) Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.180%, 8/1/2013	5,456,000
3,430,000		Dodge City, KS IDA, (Series 2000) Weekly VRDNs (Farmland National Beef Packing Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.100%, 8/1/2013	3,430,000
		TOTAL	8,886,000
		Kentucky—0.8%
5,500,000		Hopkinsville, KY, (Series 2007A) Weekly VRDNs (Riken Elastomers Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.100%, 8/1/2013	5,500,000
5,740,000		Maysville, KY, (Series 1996) Weekly VRDNs (Green Tokai)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.120%, 8/1/2013	5,740,000
10,000,000		Somerset, KY Industrial Building, (Series 2009) Weekly VRDNs (Armstrong Hardwood Flooring Co.)/(Bank of Nova Scotia, Toronto LOC), 0.100%, 8/1/2013	10,000,000
		TOTAL	21,240,000
		Louisiana—0.9%
4,900,000		Calcasieu Parish, LA, IDB, (Series 1998) Weekly VRDNs (HydroServe Westlake, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.110%, 8/7/2013	4,900,000
2,485,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/(Series 2009-10) Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.180%, 8/1/2013	2,485,000
5,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(PNC Bank, N.A. LOC), 0.130%, 8/1/2013	5,000,000
4,630,000		Louisiana HFA, (Series 2007) Weekly VRDNs (Emerald Point Apartments Partners, Ltd.)/(FNMA LOC), 0.110%, 8/1/2013	4,630,000
Annual Shareholder Report
9

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Louisiana—continued
$7,000,000		St. James Parish, LA, (Series 2010A-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.340%, 8/7/2013	$7,000,000
		TOTAL	24,015,000
		Maine—1.5%
25,415,000		Maine State Housing Authority, (Series 2008E-2) Weekly VRDNs (Citibank NA, New York LIQ), 0.110%, 8/1/2013	25,415,000
15,550,000		Maine State Housing Authority, (Series 2008E-2) Weekly VRDNs (Citibank NA, New York LIQ), 0.110%, 8/1/2013	15,550,000
		TOTAL	40,965,000
		Maryland—1.8%
29,900,000		Baltimore County, MD Metropolitan District, (Series 2013), 1.50% BANs (Baltimore County, MD), 2/24/2014	30,115,623
415,000		Baltimore County, MD, (1994 Issue) Weekly VRDNs (Direct Marketing Associates, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.250%, 8/7/2013	415,000
2,030,000		Maryland Community Development Administration—MFH, (Series 1990 C) Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.100%, 8/7/2013	2,030,000
6,300,000		Maryland Community Development Administration—MFH, (Series 1990B) Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.100%, 8/7/2013	6,300,000
4,240,000	[3,4]	Maryland Community Development Administration—Residential Revenue, PUTTERs (Series 3364) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.110%, 8/1/2013	4,240,000
345,000		Maryland State Economic Development Corp., (Series 1999A) Weekly VRDNs (Victor Graphics, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.260%, 8/2/2013	345,000
1,490,000		Maryland State Economic Development Corp., (Series 2005A) Weekly VRDNs (Canusa Hershman Recycling)/(Wells Fargo Bank, N.A. LOC), 0.210%, 8/2/2013	1,490,000
959,000		Montgomery County, MD Weekly VRDNs (Information Systems and Networks Corp.)/(Bank of America N.A. LOC), 1.150%, 8/1/2013	959,000
1,900,000		Washington County, MD EDRB, (Series 2006) Weekly VRDNs (Packaging Services of Maryland, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.260%, 8/1/2013	1,900,000
		TOTAL	47,794,623
		Massachusetts—2.5%
15,000,000		Assabet Valley, MA Regional Vocational School District, 1.00% BANs, 7/8/2014	15,076,655
4,500,000		Holyoke, MA, 1.25% BANs, 11/14/2013	4,512,169
8,000,000		Longmeadow, MA, 1.00% BANs, 10/9/2013	8,010,541
3,700,000		Massachusetts HEFA, (Series 2009) Weekly VRDNs (CIL Realty of Massachusetts)/(HSBC Bank USA, N.A. LOC), 0.060%, 8/1/2013	3,700,000
Annual Shareholder Report
10

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Massachusetts—continued
$9,000,000		Massachusetts IFA, (Series 1992B), 0.40% CP (New England Power Co.), Mandatory Tender 8/9/2013	$9,000,000
10,000,000		Methuen, MA, 1.00% BANs, 8/8/2014	10,054,600
2,717,000		Nahant, MA, 1.00% BANs, 7/18/2014	2,732,598
3,938,554		Pittsfield, MA, (Series B), 1.00% BANs, 6/27/2014	3,963,013
10,000,000		Quincy, MA, 1.25% BANs, 9/13/2013	10,011,152
		TOTAL	67,060,728
		Michigan—2.6%
8,125,000		Fremont, MI Hospital Finance Authority, (Series 2007) Weekly VRDNs (Gerber Memorial Health Services)/(Fifth Third Bank, Cincinnati LOC), 0.190%, 8/2/2013	8,125,000
5,500,000		Grand Rapids, MI IDR, (Series 2007) Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America N.A. LOC), 0.280%, 8/1/2013	5,500,000
1,630,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.190%, 8/2/2013	1,630,000
4,800,000		Michigan State Financial Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.190%, 8/7/2013	4,800,000
3,960,000		Michigan State Strategic Fund Weekly VRDNs (Bishop Creek LLC)/(Comerica Bank LOC), 0.160%, 8/1/2013	3,960,000
2,550,000		Michigan State Strategic Fund, (Series 2007) Weekly VRDNs (Lapeer Industries, Inc.)/(Bank of America N.A. LOC), 0.280%, 8/1/2013	2,550,000
2,795,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Washtenaw Christian Academy)/(Fifth Third Bank, Cincinnati LOC), 0.190%, 8/2/2013	2,795,000
6,945,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC)/(Fifth Third Bank, Cincinnati LOC), 0.190%, 8/1/2013	6,945,000
34,460,000	[3,4]	Wayne County, MI Airport Authority, SPEARs (Series DBE-652) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 8/1/2013	34,460,000
		TOTAL	70,765,000
		Minnesota—0.4%
440,000		Blue Earth, MN, (Series 2006) Weekly VRDNs (Nortech Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.260%, 8/1/2013	440,000
1,200,000		Coon Rapids, MN, (Series 1999) Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.260%, 8/1/2013	1,200,000
1,700,000		Hennepin County, MN Housing and Redevelopment Authority, (Series 2001) Weekly VRDNs (City Apartments at Loring Park)/(FNMA LOC), 0.090%, 8/1/2013	1,700,000
1,240,000		Melrose, MN, (Series 2008) Weekly VRDNs (Proliant Dairy, Inc.)/(Bank of America N.A. LOC), 0.280%, 8/1/2013	1,240,000
5,825,000		St. Anthony, MN, (Series 2007) Weekly VRDNs (Landings at Silver Lake Village)/(FHLB of Des Moines LOC), 0.120%, 8/2/2013	5,825,000
Annual Shareholder Report
11

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Minnesota—continued
$425,000		St. Paul, MN Port Authority, (Series 2002-11) Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 0.210%, 8/1/2013	$425,000
		TOTAL	10,830,000
		Mississippi—1.7%
4,040,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/(Series 2009-14), Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.180%, 8/1/2013	4,040,000
9,570,000		Mississippi Home Corp., (Series 1999C) Weekly VRDNs (Summer Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.110%, 8/1/2013	9,570,000
6,700,000		Mississippi Home Corp., (Series 2004-6) Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 0.110%, 8/1/2013	6,700,000
9,330,000		Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.110%, 8/1/2013	9,330,000
9,670,000		Mississippi Home Corp., (Series 2006-2) Weekly VRDNs (Bradford Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.110%, 8/1/2013	9,670,000
6,075,000		Mississippi Home Corp., (Series 2006-5) Weekly VRDNs (Ashton Park Apartments)/(Mizuho Bank Ltd. LOC), 0.110%, 8/1/2013	6,075,000
		TOTAL	45,385,000
		Missouri—0.0%
170,000		St. Louis, MO IDA, (Series 1997) Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, N.A., Kansas City LOC), 0.280%, 8/1/2013	170,000
		Montana—0.1%
3,170,000	[3,4]	Montana State Board of Housing, P-FLOATs (Series PA-1406R) Weekly VRDNs (Bank of America N.A. LIQ), 0.170%, 8/1/2013	3,170,000
		Multi-State—17.4%
25,000,000	[3,4]	BlackRock MuniHoldings Investment Quality Fund, (2746 Series W-7), Weekly VRDPs, (GTD by Bank of America N.A.), 0.260%, 8/1/2013	25,000,000
4,528,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-12) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.210%, 8/1/2013	4,528,000
24,399,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-13) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.210%, 8/1/2013	24,399,000
1,125,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-68) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.210%, 8/1/2013	1,125,000
8,290,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-77) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.210%, 8/1/2013	8,290,000
10,265,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-78) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.210%, 8/1/2013	10,265,000
Annual Shareholder Report
12

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Multi-State—continued
$56,230,000	[3,4]	FHLMC, Eagles (Series 2008-0055F) Weekly VRDNs (GTD by FHLMC)/(FHLMC LIQ), 0.110%, 8/1/2013	$56,230,000
10,095,000		FHLMC, Floater Certificates (Series M015-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.100%, 8/1/2013	10,095,000
18,149,000		FHLMC, Floater Certificates (Series M017-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.110%, 8/1/2013	18,149,000
24,034,000		FHLMC, Floater Certificates (Series M020-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.100%, 8/1/2013	24,034,000
85,300,000	[3,4]	Nuveen AMT-Free Municipal Income Fund, (Series 1) Weekly VRDPs, (GTD by Deutsche Bank AG), 0.170%, 8/1/2013	85,300,000
24,000,000	[3,4]	Nuveen AMT-Free Municipal Income Fund, (Series 2) Weekly VRDPs, (GTD by Citibank NA, New York), 0.160%, 8/1/2013	24,000,000
91,300,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 2) Weekly VRDPs, (GTD by Deutsche Bank AG), 0.170%, 8/1/2013	91,300,000
30,000,000	[3,4]	Nuveen Insured Municipal Opportunity Fund, (Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.160%, 8/1/2013	30,000,000
25,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., (Series 1) Weekly VRDPs, (GTD by Deutsche Bank AG), 0.200%, 8/1/2013	25,000,000
30,000,000	[3,4]	Nuveen Premium Income Municipal Fund 2, Inc., (4,895 Series 1) Weekly VRDPs, (GTD by Barclays Bank PLC), 0.160%, 8/1/2013	30,000,000
		TOTAL	467,715,000
		Nebraska—0.1%
2,000,000		Nebraska Investment Finance Authority, (Series 2005) Weekly VRDNs (Tuls Properties LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.090%, 8/1/2013	2,000,000
		Nevada—0.2%
4,000,000		Clark County, NV Airport System, (Series C-2), 2.00% BANs, 7/1/2014	4,060,212
		New Hampshire—0.2%
4,200,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 0.45% CP (New England Power Co.), Mandatory Tender 8/1/2013	4,200,000
		New Jersey—6.1%
20,764,627		Glassboro Borough, NJ, (Series 2013A), 1.00% BANs, 1/17/2014	20,807,625
7,000,000		Gloucester Township, NJ, (Series 2013A), 1.00% BANs, 6/2/2014	7,030,265
4,969,300		Morris Plains, NJ, 1.00% BANs, 7/18/2014	4,988,272
5,915,000		New Jersey Health Care Facilities Financing Authority, (Series 1997) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.350%, 8/7/2013	5,915,000
70,000,000	[3,4]	New Jersey State, (Series 2014) VRNs, 0.386%, 6/26/2014	70,008,428
25,000,000	[3,4]	New Jersey State, (Series 2014B) VRNs, 0.386%, 6/26/2014	25,002,492
14,000,000		Ocean City, NJ, 1.00% BANs, 6/20/2014	14,070,190
Annual Shareholder Report
13

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New Jersey—continued
$11,000,000		Readington Township, NJ, 1.00% BANs, 1/31/2014	$11,032,925
5,326,000		Saddle River, NJ, 1.00% BANs, 3/28/2014	5,346,820
		TOTAL	164,202,017
		New Mexico—0.3%
100,000		Albuquerque, NM IDRB, (Series 1996) Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.210%, 8/1/2013	100,000
3,400,000		Albuquerque, NM IDRB, (Series 1999) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.210%, 8/1/2013	3,400,000
3,200,000		Bernalillo County, NM MFH, (Series 2008) Weekly VRDNs (Las Brisas Apartments)/(U.S. Bank, N.A. LOC), 0.160%, 8/1/2013	3,200,000
1,125,000		Los Lunas Village, NM, (Series 1998) Weekly VRDNs (Wall Colmonoy Corp.)/(Bank of America N.A. LOC), 0.330%, 8/7/2013	1,125,000
		TOTAL	7,825,000
		New York—5.1%
14,000,000		Auburn, NY, 1.00% BANs, 5/30/2014	14,069,344
14,000,000		Corning, NY City School District, 1.50% BANs, 2/14/2014	14,091,150
5,590,000		Hempstead (town), NY IDA MFH, (Series 2006) Weekly VRDNs (Hempstead Village Housing Associates LP)/(FNMA LOC), 0.090%, 8/1/2013	5,590,000
4,530,000		New Rochelle, NY IDA, (Series 2006: West End Phase I Facility) Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank NA, New York LOC), 0.260%, 8/1/2013	4,530,000
5,560,000		New York City Housing Development Corp., (2006 Series A: Granville Payne Apartments) Weekly VRDNs (Sutter Avenue Associates LLC)/(Citibank NA, New York LOC), 0.080%, 8/7/2013	5,560,000
5,500,000		New York City Housing Development Corp., (2007 Series A: 550 East 170th Street Apartments) Weekly VRDNs (East 170th Street Associates LP)/(Citibank NA, New York LOC), 0.080%, 8/7/2013	5,500,000
25,000,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series FF-2) Daily VRDNs (KBC Bank N.V. LIQ), 0.150%, 8/1/2013	25,000,000
10,960,000	[3,4]	New York City, NY Municipal Water Finance Authority, Stage Trust (Series 2012-105C), 0.37% TOBs (Wells Fargo Bank, N.A. LIQ) 12/5/2013	10,960,000
34,380,000		New York City, NY, (Fiscal 2004 Series H-7) Daily VRDNs (KBC Bank N.V. LOC), 0.180%, 8/1/2013	34,380,000
1,700,000		New York City, NY, (Fiscal 2008 Subseries D-4) Weekly VRDNs (Credit Agricole Corporate and Investment Bank LIQ), 0.110%, 8/1/2013	1,700,000
8,750,000		New York State Mortgage Agency, (Series 115) Weekly VRDNs (Bank of America N.A. LIQ), 0.070%, 8/7/2013	8,750,000
4,940,000	[3,4]	New York State Mortgage Agency, ROCs (Series 11702) Weekly VRDNs (Citibank NA, New York LIQ), 0.210%, 8/1/2013	4,940,000
Annual Shareholder Report
14

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—continued
$2,905,000		Rockland County, NY IDA, (Series 2001) Weekly VRDNs (Gussack Realty Co./Tappan Wire and Cable, Inc.)/(RBS Citizens Bank N.A. LOC), 0.140%, 8/7/2013	$2,905,000
		TOTAL	137,975,494
		North Carolina—1.6%
6,700,000		Cleveland County, NC Industrial Facilities & PCFA, (Series 1998) Weekly VRDNs (Curtiss-Wright Flight Systems, Inc.)/(Bank of America N.A. LOC), 0.140%, 8/1/2013	6,700,000
2,100,000		North Carolina Capital Facilities Finance Agency, (Series 2010) Weekly VRDNs (Elon University)/(U.S. Bank, N.A. LOC), 0.040%, 8/7/2013	2,100,000
7,200,000		North Carolina HFA, (Series 16-C) Daily VRDNs (TD Bank, N.A. LIQ), 0.070%, 8/7/2013	7,200,000
10,900,000		North Carolina HFA, (Series 18-C) Daily VRDNs (TD Bank, N.A. LIQ), 0.070%, 8/7/2013	10,900,000
2,875,000	[3,4]	North Carolina HFA, MERLOTS (Series 2008-C20), 0.35% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 8/7/2013	2,875,000
3,060,000	[3,4]	North Carolina HFA, PUTTERs (Series 3722Z) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.110%, 8/1/2013	3,060,000
10,120,000	[3,4]	North Carolina Medical Care Commission, Stage Trust (Series 2012-92C), 0.37% TOBs (Wake Forest Baptist Obligated Group)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 11/14/2013	10,120,000
		TOTAL	42,955,000
		North Dakota—1.1%
30,000,000		Grand Forks County, ND, (Series 2011) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.090%, 8/7/2013	30,000,000
220,000		Hebron, ND IDA, (Series 1998) Weekly VRDNs (Dacco, Inc.)/(U.S. Bank, N.A. LOC), 0.150%, 8/1/2013	220,000
		TOTAL	30,220,000
		Ohio—0.2%
5,250,000		Geauga County, OH, 1.00% BANs, 8/15/2013	5,251,202
		Oklahoma—0.6%
8,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 0.110%, 8/1/2013	8,000,000
8,145,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2009-5) Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.180%, 8/1/2013	8,145,000
		TOTAL	16,145,000
		Oregon—1.0%
10,000,000		Port of Morrow, OR, (Series 2001A) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.100%, 8/1/2013	10,000,000
Annual Shareholder Report
15

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Oregon—continued
$10,000,000		Port of Morrow, OR, (Series 2001C) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.100%, 8/1/2013	$10,000,000
6,870,000		Port of Portland, OR Airport, (Subseries 18A) Weekly VRDNs (Portland International Airport)/(U.S. Bank, N.A. LOC), 0.080%, 8/7/2013	6,870,000
		TOTAL	26,870,000
		Pennsylvania—0.0%
115,000		Pennsylvania EDFA, (Series 2006) Weekly VRDNs (AMC Delancey Traditions of Hershey Partners, LP)/(FHLB of Pittsburgh LOC), 0.080%, 8/1/2013	115,000
		Rhode Island—0.2%
6,080,000		Warwick, RI Housing Authority, (Series 2001) Daily VRDNs (Trafalgar East Apartments)/(Bank of America N.A. LOC), 0.170%, 8/1/2013	6,080,000
		South Carolina—2.2%
8,000,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.), 0.440%, 8/7/2013	8,000,000
6,000,000		Berkeley County, SC IDB, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.290%, 8/7/2013	6,000,000
3,000,000		South Carolina Jobs-EDA, (Series 1997B) Weekly VRDNs (Mohawk Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.180%, 8/1/2013	3,000,000
6,225,000		South Carolina Jobs-EDA, (Series 1997C) Weekly VRDNs (Mohawk Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.180%, 8/1/2013	6,225,000
7,850,000		South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Brashier Charter, LLC)/(SunTrust Bank LOC), 0.210%, 8/1/2013	7,850,000
6,935,000		South Carolina Jobs-EDA, IDBs (Series 2008) Weekly VRDNs (South Carolina Electric and Gas)/(Branch Banking & Trust Co. LOC), 0.100%, 8/1/2013	6,935,000
20,000,000	[3,4]	South Carolina Transportation Infrastructure Bank, Stage Trust (Series 2012-89C), 0.30% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 8/8/2013	20,000,000
		TOTAL	58,010,000
		South Dakota—0.4%
8,410,000		South Dakota EDFA, (Series 1996) Weekly VRDNs (Hastings Filters, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.140%, 8/1/2013	8,410,000
3,000,000		South Dakota Value Added Finance Authority, (Series 2004) Weekly VRDNs (Prairie Gold Dairy LLC)/(CoBank, ACB LOC), 0.090%, 8/1/2013	3,000,000
		TOTAL	11,410,000
		Tennessee—3.4%
5,000,000		Covington, TN IDB, (Series 1992) Weekly VRDNs (Charms Co.)/(Bank of America N.A. LOC), 0.100%, 8/7/2013	5,000,000
Annual Shareholder Report
16

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Tennessee—continued
$3,500,000		Jackson, TN Health Educational & Housing Facilities Board Multifamily Revenue, (Series 1998) Weekly VRDNs (Park Ridge Apartments)/(Wells Fargo Bank, N.A. LOC), 0.110%, 8/1/2013	$3,500,000
4,075,000		Johnson City, TN Health & Education Facilities Board, (Series 2013A) Weekly VRDNs (Mountain States Health Alliance)/(U.S. Bank, N.A. LOC), 0.070%, 8/6/2013	4,075,000
7,500,000		Marion County, TN IDA, (Series 2000) Weekly VRDNs (Valmont Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.210%, 8/1/2013	7,500,000
15,000,000		Memphis, TN, (Series 2012), 3.00% BANs, 4/1/2014	15,279,248
19,825,000	[3,4]	Metropolitan Government Nashville & Davidson County, TN HEFA, Stage Trust (Series 2012-98C), 0.37% TOBs (Vanderbilt University)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 11/14/2013	19,825,000
33,890,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series V-A-1) Weekly VRDNs (Metropolitan Knoxville, TN Airport Authority)/(Branch Banking & Trust Co. LOC), 0.140%, 8/7/2013	33,890,000
3,630,000	[3,4]	Tennessee Housing Development Agency, Clipper Tax-Exempt Certificates Trust (Series 2009-02) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.180%, 8/1/2013	3,630,000
		TOTAL	92,699,248
		Texas—7.5%
40,000,000		Brazos River Authority, TX, (Series 2001 D-2) Daily VRDNs (Texas Competitive Electric Holdings Co. LLC)/(Citibank NA, New York LOC), 0.080%, 8/1/2013	40,000,000
14,500,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2006) Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.130%, 8/1/2013	14,500,000
2,100,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (DARE Investments)/(Rabobank Nederland NV, Utrecht LOC), 0.090%, 8/1/2013	2,100,000
2,950,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (Northside Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.090%, 8/1/2013	2,950,000
3,000,000		Dallam County, TX IDC, (Series 2006) Weekly VRDNs (Dalhart Jersey Ranch, Inc.)/(CoBank, ACB LOC), 0.090%, 8/1/2013	3,000,000
25,000,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999) Weekly VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.)/(Air Products & Chemicals, Inc. LIQ), 0.060%, 8/7/2013	25,000,000
14,370,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly VRDNs (Harris Park Partners LP)/(Wells Fargo Bank, N.A. LOC), 0.110%, 8/1/2013	14,370,000
4,000,000		Jewett, TX Economic Development Corp., (Series 2003) Weekly VRDNs (Nucor Corp.), 0.390%, 8/7/2013	4,000,000
Annual Shareholder Report
17

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Texas—continued
$5,235,000		Port Arthur Navigation District, TX IDC, (Series 2006) Daily VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.), 0.070%, 8/1/2013	$5,235,000
9,540,000		Texas State Department of Housing & Community Affairs, (Series 2007 A) Weekly VRDNs (Texas State LIQ), 0.080%, 8/1/2013	9,540,000
21,100,000		Texas State, (Series 2012), 2.50% TRANs, 8/30/2013	21,138,939
7,160,000	[3,4]	Texas State, MERLOTS (Series 2008-C47), 0.35% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 8/7/2013	7,160,000
52,500,000	[3,4]	Texas State, PUTTERs (Series 4263) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.060%, 8/1/2013	52,500,000
		TOTAL	201,493,939
		Utah—0.0%
1,200,000		Salt Lake County, UT Training Facilities, (Series 2000) Weekly VRDNs (Community Foundation For The Disabled, Inc.)/(Wells Fargo Bank Northwest, N.A. LOC), 0.210%, 8/1/2013	1,200,000
		Vermont—0.3%
7,200,000		Vermont HFA, (2013 Series A) Weekly VRDNs (TD Bank, N.A. LIQ), 0.100%, 8/1/2013	7,200,000
		Virginia—0.7%
1,000,000		Albemarle County, VA IDA, (Series 2007) Weekly VRDNs (Jefferson Scholars Foundation)/(SunTrust Bank LOC), 0.210%, 8/7/2013	1,000,000
1,000,000		Brunswick County, VA IDA, (Series 1996) Weekly VRDNs (Aegis Waste Solutions, Inc.)/(Bank of America N.A. LOC), 0.230%, 8/1/2013	1,000,000
9,600,000		Campbell County, VA IDA Weekly VRDNs (Georgia-Pacific Corp.)/(U.S. Bank, N.A. LOC), 0.070%, 8/7/2013	9,600,000
1,670,000		Hanover County, VA IDA, (Series 2005A) Weekly VRDNs (Rhapsody Land & Development LLC)/(Wells Fargo Bank, N.A. LOC), 0.210%, 8/1/2013	1,670,000
4,500,000		Harrisonburg, VA Redevelopment & Housing Authority, (Series 2001A: Huntington Village Apartments) Weekly VRDNs (Richfield Place Associates LP)/(FNMA LOC), 0.060%, 8/1/2013	4,500,000
		TOTAL	17,770,000
		Washington—3.6%
2,400,000		Kitsap County, WA IDC, (Series 2006) Weekly VRDNs (Cara Land Co., LLC)/(Wells Fargo Bank, N.A. LOC), 0.260%, 8/1/2013	2,400,000
1,635,000		Port of Pasco, WA Economic Development Corp., (Series 1996) Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 0.130%, 8/1/2013	1,635,000
7,415,000	[3,4]	Port of Seattle, WA Revenue, PUTTERs (Series 2020) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.110%, 8/1/2013	7,415,000
14,500,000		Port of Tacoma, WA, (Series B: Subordinate Lien), 0.15% CP (Bank of America N.A. LOC), Mandatory Tender 10/2/2013	14,500,000
Annual Shareholder Report
18

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Washington—continued
$10,000,000		Port of Tacoma, WA, (Series B: Subordinate Lien), 0.17% CP (Bank of America N.A. LOC), Mandatory Tender 10/2/2013	$10,000,000
14,475,000	[3,4]	University of Washington, Stage Trust (Series 2012-109C), 0.37% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 12/5/2013	14,475,000
2,630,000		Washington State EDFA, (Series 2000C) Weekly VRDNs (AMI-Moore LLC)/(Key Bank, N.A. LOC), 0.380%, 8/1/2013	2,630,000
13,650,000		Washington State EDFA, (Series 2000H) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.110%, 8/7/2013	13,650,000
7,375,000		Washington State EDFA, (Series 2001E) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Bank of America N.A. LOC), 0.140%, 8/1/2013	7,375,000
1,000,000		Washington State EDFA, (Series 2001L) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Bank of America N.A. LOC), 0.140%, 8/1/2013	1,000,000
10,000,000		Washington State EDFA, (Series 2007A) Weekly VRDNs (Delta Marine Industries, Inc.)/(Key Bank, N.A. LOC), 0.260%, 8/1/2013	10,000,000
4,135,000		Washington State EDFA, (Series 2007J) Weekly VRDNs (Ocean Gold Seafoods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.210%, 8/1/2013	4,135,000
2,745,000		Washington State EDFA, (Series C) Weekly VRDNs (Novelty Hills Properties LLC)/(U.S. Bank, N.A. LOC), 0.100%, 8/1/2013	2,745,000
4,560,000		Washington State Housing Finance Commission: MFH, (Series 2007) Weekly VRDNs (Clark Island LP)/(FHLMC LOC), 0.110%, 8/1/2013	4,560,000
		TOTAL	96,520,000
		West Virginia—0.0%
1,000,000		Grant County, WV County Commission, PCRB (Series 1994), 0.30% CP (Virginia Electric & Power Co.), Mandatory Tender 8/21/2013	1,000,000
		Wisconsin—1.0%
4,000,000		Combined Locks, WI IDRB, (Series 1997) Weekly VRDNs (Appleton Papers)/(Fifth Third Bank, Cincinnati LOC), 0.310%, 8/1/2013	4,000,000
2,975,000		Kiel, WI IDA, (Series 2007) Weekly VRDNs (Polar Ware Co.)/(Wells Fargo Bank, N.A. LOC), 0.210%, 8/1/2013	2,975,000
4,170,000		Lancaster, WI IDRB, (Series 2007) Weekly VRDNs (Woolwich Dairy (USA), Inc.)/(BMO Harris Bank, N.A. LOC), 0.160%, 8/1/2013	4,170,000
1,525,000		West Bend, WI IDA, (Series 2006) Weekly VRDNs (Jackson Concrete, Inc.)/(U.S. Bank, N.A. LOC), 0.270%, 8/1/2013	1,525,000
14,977,500		Wisconsin HEFA, (Series 2010C), 0.19% CP (Aurora Health Care, Inc.)/(Bank of America N.A. LOC), Mandatory Tender 8/7/2013	14,977,500
		TOTAL	27,647,500
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Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Wyoming—0.8%
$22,700,000	Sweetwater County, WY Environmental Improvement, (Series 2007) Weekly VRDNs (Simplot Phosphates LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.090%, 8/7/2013	$22,700,000
	TOTAL MUNICIPAL INVESTMENTS—102.5% (AT AMORTIZED COST)[5]	2,760,877,762
	OTHER ASSETS AND LIABILITIES - NET—(2.5)%[6]	(66,326,869)
	TOTAL NET ASSETS—100%	$2,694,550,893
Securities that are subject to the federal alternative minimum tax (AMT) represent 65.0% of the portfolio as calculated based upon total market value (percentage is unaudited).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2013, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value (unaudited)
First Tier	Second Tier
97.0%	3.0%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2013, these restricted securities amounted to $903,699,920, which represented 33.5% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2013, these liquid restricted securities amounted to $903,699,920, which represented 33.5% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2013.
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20

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
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21

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CDA	—Community Development Authority
COL	—Collateralized
CP	—Commercial Paper
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB(s)	—Industrial Development Bond(s)
IDC	—Industrial Development Corporation
IDR	—Industrial Development Revenue
IDRB(s)	—Industrial Development Revenue Bond(s)
IFA	—Industrial Finance Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	—Multi-Family Housing
PCA	—Pollution Control Authority
PCFA	—Pollution Control Finance Authority
PCRB(s)	—Pollution Control Revenue Bond(s)
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
PUTTERs	—Puttable Tax-Exempt Receipts
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRNs	—Variable Rate Notes
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.001	0.002	0.003	0.015
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.001	0.002	0.003	0.015
Less Distributions:
Distributions from net investment income	(0.001)	(0.001)	(0.002)	(0.003)	(0.015)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.001)	(0.001)	(0.002)	(0.003)	(0.015)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.05%	0.15%	0.20%	0.27%	1.52%
Ratios to Average Net Assets:
Net expenses	0.21%	0.21%[3]	0.21%[3]	0.22%	0.22%[3]
Net investment income	0.06%	0.14%	0.20%	0.26%	1.41%
Expense waiver/reimbursement[4]	0.09%	0.08%	0.08%	0.08%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,229,003	$2,268,337	$2,802,916	$3,472,460	$2,950,672
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.21%, 0.21% and 0.22% for the years ended July 31, 2012, 2011 and 2009, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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23

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.001	0.013
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.001	0.013
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.013)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.013)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.02%	0.01%	0.06%	1.27%
Ratios to Average Net Assets:
Net expenses	0.25%	0.34%[3]	0.40%[3]	0.43%	0.47%[3]
Net investment income	0.01%	0.01%	0.01%	0.06%	1.16%
Expense waiver/reimbursement[4]	0.30%	0.20%	0.14%	0.12%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$738,562	$828,815	$852,955	$772,448	$1,342,615
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.34%, 0.40% and 0.47% for the years ended July 31, 2012, 2011 and 2009, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
24

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.001	0.002	0.014
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.001	0.002	0.014
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.001)	(0.002)	(0.014)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.001)	(0.002)	(0.014)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.06%	0.10%	0.17%	1.42%
Ratios to Average Net Assets:
Net expenses	0.25%	0.31%[3]	0.31%[3]	0.32%	0.32%[3]
Net investment income	0.01%	0.04%	0.10%	0.17%	1.30%
Expense waiver/reimbursement[4]	0.15%	0.08%	0.08%	0.08%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$726,987	$1,108,338	$1,284,749	$1,154,692	$1,537,150
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.31%, 0.31% and 0.32% for the years ended July 31, 2012, 2011 and 2009, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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25

Statement of Assets and Liabilities
July 31, 2013
Assets:
Total investment in securities, at amortized cost and fair value		$2,760,877,762
Income receivable		2,247,088
Receivable for shares sold		137,627
TOTAL ASSETS		2,763,262,477
Liabilities:
Payable for investments purchased	$10,054,600
Payable for shares redeemed	91,233
Bank overdraft	58,482,097
Income distribution payable	6,281
Payable for Directors'/Trustees' fees (Note 5)	3,551
Accrued expenses (Note 5)	73,822
TOTAL LIABILITIES		68,711,584
Net assets for 2,694,390,023 shares outstanding		$2,694,550,893
Net Assets Consist of:
Paid-in capital		$2,694,369,712
Accumulated net realized gain on investments		187,462
Distributions in excess of net investment income		(6,281)
TOTAL NET ASSETS		$2,694,550,893
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$1,229,002,696 ÷ 1,228,920,965 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$738,561,645 ÷ 738,527,504 shares outstanding, no par value, unlimited shares authorized		$1.00
Capital Shares:
$726,986,552 ÷ 726,941,554 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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26

Statement of Operations
Year Ended July 31, 2013
Investment Income:
Interest			$8,787,983
Expenses:
Investment adviser fee (Note 5)		$6,711,251
Administrative fee (Note 5)		2,618,900
Custodian fees		110,091
Transfer agent fee		34,865
Directors'/Trustees' fees (Note 5)		19,904
Auditing fees		20,500
Legal fees		9,925
Portfolio accounting fees		185,362
Shareholder services fee (Note 5)		2,541,707
Account administration fee (Note 2)		260,878
Share registration costs		130,079
Printing and postage		57,768
Insurance premiums (Note 5)		10,656
Miscellaneous (Note 5)		23,412
TOTAL EXPENSES		12,735,298
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(2,958,433)
Waiver of administrative fee	(7,033)
Waiver of shareholder services fee	(1,836,729)
Reimbursement of shareholder services fee	(289,715)
TOTAL WAIVERS AND REIMBURSEMENT		(5,091,910)
Net expenses			7,643,388
Net investment income			1,144,595
Net realized gain on investments			216,491
Change in net assets resulting from operations			$1,361,086
See Notes which are an integral part of the Financial Statements
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27

Statement of Changes in Net Assets
Year Ended July 31	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,144,595	$4,260,602
Net realized gain on investments	216,491	68,320
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,361,086	4,328,922
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(966,932)	(3,704,946)
Service Shares	(79,419)	(87,738)
Capital Shares	(85,338)	(484,264)
Distributions from net realized gain on investments
Institutional Shares	(41,454)	(430,701)
Service Shares	(17,953)	(132,767)
Capital Shares	(16,484)	(157,254)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,207,580)	(4,997,670)
Share Transactions:
Proceeds from sale of shares	6,855,950,761	13,652,277,667
Net asset value of shares issued to shareholders in payment of distributions declared	788,418	3,538,146
Cost of shares redeemed	(8,367,832,517)	(14,390,276,661)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,511,093,338)	(734,460,848)
Change in net assets	(1,510,939,832)	(735,129,596)
Net Assets:
Beginning of period	4,205,490,725	4,940,620,321
End of period (including distributions in excess of net investment income of $(6,281) and $(19,187), respectively)	$2,694,550,893	$4,205,490,725
See Notes which are an integral part of the Financial Statements
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28

Notes to Financial Statements
July 31, 2013
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Municipal Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local taxes.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares and Capital Shares may bear shareholder services fees and account administration fees unique to those classes. For the year ended July 31, 2013, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Service Shares	$206,498
Capital Shares	54,380
TOTAL	$260,878
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense,
Annual Shareholder Report
30

either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2013		2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,398,899,667	$4,398,899,667	10,162,432,294	$10,162,432,294
Shares issued to shareholders in payment of distributions declared	618,582	618,582	2,796,154	2,796,154
Shares redeemed	(5,438,920,983)	(5,438,920,983)	(10,698,375,120)	(10,698,375,120)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,039,402,734)	$(1,039,402,734)	(533,146,672)	$(533,146,672)
Year Ended July 31	2013		2012
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,525,139,812	$1,525,139,812	1,724,540,027	$1,724,540,027
Shares issued to shareholders in payment of distributions declared	86,198	86,198	193,119	193,119
Shares redeemed	(1,615,523,739)	(1,615,523,739)	(1,749,266,072)	(1,749,266,072)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(90,297,729)	$(90,297,729)	(24,532,926)	$(24,532,926)
Year Ended July 31	2013		2012
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	931,911,282	$931,911,282	1,765,305,346	$1,765,305,346
Shares issued to shareholders in payment of distributions declared	83,638	83,638	548,873	548,873
Shares redeemed	(1,313,387,795)	(1,313,387,795)	(1,942,635,469)	(1,942,635,469)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(381,392,875)	$(381,392,875)	(176,781,250)	$(176,781,250)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,511,093,338)	$(1,511,093,338)	(734,460,848)	$(734,460,848)
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31

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2013 and 2012, was as follows:
	2013	2012
Ordinary income[1]	$26,644	$336,337
Tax-exempt income	$1,131,689	$4,276,948
Long-term capital gains	$49,247	$384,385
1	For tax purposes, short-term capital gain distributions are treated as ordinary income distributions.

As of July 31, 2013, the components of distributable earnings on a tax basis were as follows:
Distributions in excess of tax exempt income	$(6,281)
Undistributed ordinary income[2]	$24,597
Undistributed long-term capital gain	$162,865
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2013, the Adviser voluntarily waived $2,958,433 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2013, FAS waived $7,033 of its fee. The net fee paid to FAS was 0.078% of average daily net assets of the Fund.
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32

Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares and Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2013, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed	Service Fees Waived by Unaffiliated Third Parties
Service Shares	$1,779,339	$(264,879)	$(1,390,216)
Capital Shares	762,368	(24,836)	(446,513)
TOTAL	$2,541,707	$(289,715)	$(1,836,729)
For the year ended July 31, 2013, FSSC did not receive any fees paid by the Fund. For the year ended July 31, 2013, the Fund's Institutional Shares did not incur Service Fees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.21%, 0.46% and 0.31% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2013, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,928,035,000 and $2,456,060,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
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6. line of credit
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2013, there were no outstanding loans. During the year ended July 31, 2013, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2013, there were no outstanding loans. During the year ended July 31, 2013, the program was not utilized.
8. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2013, the amount of long-term capital gains designated by the Fund was $49,247.
For the year ended July 31, 2013, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF the MONEY MARKET OBLIGATIONS TRUST AND THE SHAREHOLDERS OF FEDERATED MUNICIPAL OBLIGATIONS FUND:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Municipal Obligations Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2013 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Municipal Obligations Fund as of July 31, 2013, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 23, 2013
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2013 to July 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2013	Ending Account Value 7/31/2013	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.10	$0.99
Service Shares	$1,000	$1,000.00	$1.09[2]
Capital Shares	$1,000	$1,000.00	$1.09[3]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.80	$1.00
Service Shares	$1,000	$1,023.70	$1.10[2]
Capital Shares	$1,000	$1,023.70	$1.10[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.20%
Service Shares	0.22%
Capital Shares	0.22%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.46% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.28 and $2.31, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Capital Shares current Fee Limit of 0.31% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.54 and $1.56, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Trust comprised 36 portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
In Memoriam - John F. Cunningham, Independent Trustee
With deep sadness, Federated announces the passing of John F. Cunningham, who served as an independent member of the Board of the Federated Fund Family since 1999. Mr. Cunningham's savvy business acumen and incisive intellect made him a powerful force on the Federated Fund Board. He was an advocate for shareholders and a respected colleague within the Federated family. Mr. Cunningham enjoyed an outstanding career in technology, having served as President and in other Senior Executive positions with leading companies in the industry. Federated expresses gratitude to Mr. Cunningham for his fine contributions as a Board member, colleague and friend. He will be greatly missed.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, and Associate General Secretary, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh; Board Member, Energy & Mineral Law Foundation.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1998	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler, CPA Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 Chief Investment Officer and Vice President Officer since: May 2004 Portfolio Manager since: November 1996	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since November 1996. Ms. Ochson was named Chief Investment Officer of Federated's tax-exempt fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010 and is a Vice President of the Trust with respect to the Fund. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Funds Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
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Evaluation and Approval of Advisory Contract–May 2013
Federated Municipal Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
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The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were
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likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
Annual Shareholder Report
49

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Municipal Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N658
CUSIP 60934N641
CUSIP 60934N633
Q450516 (9/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2013
Share Class	Ticker
Institutional	PCOXX
Service	PRCXX
Capital	PCCXX

Federated Prime Cash Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2013, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Bank Instruments	43.7%
Commercial Paper and Notes	39.7%
Variable Rate Instruments	7.1%
Repurchase Agreements	9.2%
Other Assets and Liabilities—Net[2]	0.3%
TOTAL	100.0%
At July 31, 2013, the Fund's effective maturity schedule3 was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	39.9%[4]
8-30 Days	21.7%
31-90 Days	26.8%
91-180 Days	7.8%
181 Days or more	3.5%
Other Assets and Liabilities—Net[2]	0.3%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes includes asset-backed securities, collateralized loan agreements, commercial paper, corporate bonds, loan participation and floating rate note, with interest rates that are fixed or that reset periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 17.1% of the Fund's portfolio.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2013
Principal Amount			Value
		Asset-Backed Securities—1.9%
		Finance - Automotive—0.7%
$9,781,714		Honda Auto Receivables Owner Trust 2013-1, Class A1, 0.200%, 1/21/2014	$9,781,714
2,651,030		Hyundai Auto Receivables Trust 2013-A, Class A1, 0.200%, 2/18/2014	2,651,030
100,000,000		Hyundai Auto Receivables Trust 2013-B, Class A1, 0.250%, 7/15/2014	100,000,000
19,814,881		Santander Drive Auto Receivables Trust 2013-2, Class A1, 0.260%, 3/17/2014	19,814,881
30,000,000		Santander Drive Auto Receivables Trust 2013-4, Class A1, 0.250%, 7/15/2014	30,000,000
		TOTAL	162,247,625
		Finance - Banking—0.1%
15,384,616	[1]	HLSS Servicer Advance Receivables Trust (Series 2012-MM1), Class A, (GTD by Wells Fargo Bank, N.A.), 0.650%, 9/16/2013	15,384,616
		Finance - Retail—1.1%
225,000,000	[1,2,3]	Holmes Master Issuer PLC 2013-1, Class A1, 0.272%, 8/15/2013	225,000,000
		TOTAL ASSET-BACKED SECURITIES	402,632,241
		Certificates of Deposit—43.7%
		Finance - Banking—43.7%
551,400,000		BNP Paribas SA, 0.260% - 0.270%, 8/1/2013 - 8/14/2013	551,400,000
350,000,000	[3]	Bank of Montreal, 0.268%, 10/16/2013	350,000,000
150,000,000	[3]	Bank of Montreal, 0.293%, 9/16/2013	150,000,000
210,000,000	[3]	Bank of Montreal, 0.293%, 9/16/2013	210,000,000
28,000,000	[3]	Bank of Montreal, 0.305%, 8/15/2013	28,000,000
150,000,000	[3]	Bank of Montreal, 0.325%, 8/15/2013	150,000,000
150,000,000		Bank of Montreal, 0.380%, 10/15/2013	150,000,000
144,500,000		Bank of Nova Scotia, Toronto, 0.250%, 1/6/2014	144,500,000
875,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.110% - 0.120%, 8/2/2013 - 8/7/2013	875,000,000
380,000,000		Barclays Bank PLC, 0.200% - 0.230%, 9/27/2013	380,000,000
175,000,000	[3]	Canadian Imperial Bank of Commerce, 0.311%, 8/27/2013	175,000,000
639,500,000		Credit Agricole Corporate and Investment Bank, 0.260% - 0.290%, 8/1/2013 - 10/9/2013	639,500,000
993,100,000		Deutsche Bank AG, 0.220% - 0.230%, 8/27/2013 - 10/28/2013	993,100,000
15,000,000		JPMorgan Chase Bank, N.A., 0.380%, 5/15/2014	15,000,000
150,000,000	[3]	JPMorgan Chase Bank, N.A., 0.392%, 8/21/2013	150,000,000
425,000,000		Mizuho Bank Ltd., 0.160%, 8/8/2013	425,000,000
200,000,000	[3]	PNC Bank, N.A., 0.497%, 9/20/2013	200,000,000
Annual Shareholder Report
2

Principal Amount			Value
		Certificates of Deposit—continued
		Finance - Banking—continued
$450,000,000		Rabobank Nederland NV, Utrecht, 0.240% - 0.250%, 10/7/2013 - 10/16/2013	$450,000,000
90,000,000	[3]	Royal Bank of Canada, Montreal, 0.290%, 8/1/2013	90,000,000
208,000,000	[3]	Royal Bank of Canada, Montreal, 0.310%, 8/1/2013	208,000,000
75,000,000	[3]	Royal Bank of Canada, Montreal, 0.320%, 8/1/2013	75,000,000
50,000,000	[3]	Royal Bank of Canada, Montreal, 0.320%, 8/1/2013	50,000,000
50,000,000	[3]	Royal Bank of Canada, Montreal, 0.320%, 8/1/2013	50,000,000
325,000,000	[3]	Royal Bank of Canada, Montreal, 0.324%, 10/4/2013	325,000,000
500,000,000		Societe Generale, Paris, 0.320%, 8/2/2013	500,000,000
26,000,000		Standard Chartered Bank PLC, 0.220%, 9/19/2013	26,000,000
150,000,000		Standard Chartered Bank PLC, 0.260%, 11/15/2013	150,000,000
800,000,000		Sumitomo Mitsui Banking Corp., 0.160%, 8/23/2013	800,000,000
240,000,000	[3]	Toronto Dominion Bank, 0.242%, 8/19/2013	240,000,000
150,000,000	[3]	Toronto Dominion Bank, 0.272%, 9/13/2013	150,000,000
300,000,000		Toronto Dominion Bank, 0.320% - 0.380%, 9/20/2013 - 3/26/2014	300,000,000
		TOTAL CERTIFICATES OF DEPOSIT	9,000,500,000
		Collateralized Loan Agreements—8.4%
		Finance - Banking—8.4%
295,000,000		Barclays Capital, Inc., 0.203% - 0.710%, 10/21/2013 - 10/29/2013	295,000,000
710,000,000		Credit Suisse Securities (USA) LLC, 0.223% - 0.679%, 8/1/2013 - 10/22/2013	710,000,000
190,000,000		JPMorgan Securities LLC, 0.294% - 0.375%, 8/26/2013 - 10/3/2013	190,000,000
50,000,000		Mitsubishi UFJ Securities (USA), Inc., 0.284%, 8/1/2013	50,000,000
170,000,000		RBC Capital Markets, LLC, 0.264%, 8/14/2013	170,000,000
315,000,000		Wells Fargo Securities, LLC, 0.355% - 0.406%, 9/23/2013 - 10/21/2013	315,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,730,000,000
		Commercial Paper—29.0%[4]
		Aerospace/Auto—0.9%
180,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.260%, 9/19/2013	179,936,300
		Chemicals—0.5%
104,500,000	[1,2]	BASF SE, 0.291%, 2/27/2014 - 3/10/2014	104,317,461
		Electric Power—0.5%
100,000,000	[1,2]	Electricite de France SA, 0.170% - 0.200%, 8/29/2013 - 8/30/2013	99,985,333
		Finance - Automotive—0.1%
22,000,000		FCAR Owner Trust, (A1/P1 Series), 0.260%, 12/16/2013	21,978,232
		Finance - Banking—14.9%
158,000,000	[1,2,3]	ANZ New Zealand National (Int'l) Ltd., 0.231%, 8/13/2013	158,000,000
Annual Shareholder Report
3

Principal Amount			Value
		Commercial Paper—continued[4]
		Finance - Banking—continued
$215,000,000	[3]	Australia & New Zealand Banking Group, Melbourne, 0.420%, 8/5/2013	$215,000,000
80,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.331%, 6/12/2014	79,769,000
144,473,000	[1,2]	Commonwealth Bank of Australia, 0.230%, 10/22/2013 - 10/24/2013	144,396,720
12,000,000		ICICI Bank Ltd., Bahrain (Series A), (Wells Fargo Bank, N.A. LOC), 0.240%, 8/23/2013	11,998,240
470,000,000		JPMorgan Chase & Co., 0.280% - 0.300%, 8/14/2013 - 9/6/2013	469,922,645
700,000,000		Lloyds TSB Bank PLC, London, 0.095%, 8/7/2013	699,988,917
17,173,000		Los Angeles County, CA Metropolitan Transportation Authority (Series A-T-UB), (Union Bank, N.A. LOC), 0.210%, 10/1/2013	17,173,000
755,000,000		NRW.Bank, 0.090%, 8/6/2013	754,990,563
65,000,000		Nederlandse Waterschapsbank NV, 0.240%, 8/1/2013	65,000,000
20,000,000	[1,2]	Northern Pines Funding LLC, 0.240%, 9/10/2013	19,994,667
146,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.290%, 9/3/2013	145,961,188
289,100,000		Standard Chartered Bank PLC, 0.230%, 11/4/2013	288,924,532
		TOTAL	3,071,119,472
		Finance - Commercial—1.0%
200,000,000		General Electric Capital Corp., 0.240%, 1/7/2014	199,788,000
		Finance - Retail—3.9%
100,000,000	[1,2]	Barton Capital LLC, 0.230%, 8/13/2013	99,992,333
355,500,000	[1,2]	Chariot Funding LLC, 0.240% - 0.301%, 9/3/2013 - 4/7/2014	355,056,000
354,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.240% - 0.321%, 9/4/2013 - 4/3/2014	353,612,759
		TOTAL	808,661,092
		Sovereign—7.2%
406,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.250% - 0.270%, 10/16/2013 - 1/16/2014	405,624,857
280,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.270% - 0.300%, 8/30/2013 - 10/11/2013	279,908,493
598,200,000	[1,2]	Erste Abwicklungsanstalt, 0.210% - 0.235%, 8/1/2013 - 9/30/2013	598,103,241
200,000,000	[1,2]	Kells Funding, LLC, 0.240% - 0.260%, 10/15/2013 - 1/17/2014	199,789,959
		TOTAL	1,483,426,550
		TOTAL COMMERCIAL PAPER	5,969,212,440
		Corporate Bonds—0.4%
		Finance - Banking—0.1%
15,450,000		National Australia Bank Ltd., Melbourne, 1.700%, 12/10/2013	15,529,881
		Finance - Commercial—0.2%
6,500,000	[3]	General Electric Capital Corp., 0.965%, 10/24/2013	6,533,406
Annual Shareholder Report
4

Principal Amount		Value
	Corporate Bonds—continued
	Finance - Commercial—continued
$17,753,000	General Electric Capital Corp., 1.875%, 9/16/2013	$17,785,778
13,500,000	General Electric Capital Corp., 5.900%, 5/13/2014	14,084,721
	TOTAL	38,403,905
	Oil & Oil Finance—0.1%
23,537,000	Shell International Finance B.V., 4.000%, 3/21/2014	24,073,314
	TOTAL CORPORATE BONDS	78,007,100
	Notes - Variable—7.1%[3]
	Finance - Automotive—1.3%
10,000,000	Gibson County, IN, (Series 2001), (GTD by Toyota Motor Credit Corp.), 0.060%, 8/7/2013	10,000,000
266,000,000	Toyota Motor Credit Corp., 0.268%, 10/15/2013	266,000,000
	TOTAL	276,000,000
	Finance - Banking—4.9%
2,000,000	Albuquerque, NM IDRB, (Series 1997 El Canto, Inc.), (Wells Fargo Bank, N.A. LOC), 0.240%, 8/1/2013	2,000,000
4,085,000	Anchor Holdings LLC, (Series 2000), (U.S. Bank, N.A. LOC), 0.380%, 8/1/2013	4,085,000
8,775,000	BJ Financing, LLC, (Series 2007A), (BMO Harris Bank, N.A. LOC), 0.190%, 8/1/2013	8,775,000
27,000,000	Big Bear Lake, CA IDRB, (Series 1993A), (Wells Fargo Bank, N.A. LOC), 0.050%, 8/7/2013	27,000,000
39,090,000	Blount County, TN Public Building Authority, (Series E-6-A), (Branch Banking & Trust Co. LOC), 0.060%, 8/7/2013	39,090,000
6,020,000	Boldt Healthcare Properties, LLC, (Series 2008A), (BMO Harris Bank, N.A. LOC), 0.190%, 8/1/2013	6,020,000
9,075,000	Capital Markets Access Co. LC, West Broad Holdings, LLC (Series 2007), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/1/2013	9,075,000
1,071,000	Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 0.150%, 8/1/2013	1,071,000
5,049,000	Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 0.150%, 8/1/2013	5,049,000
481,000	Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 0.150%, 8/1/2013	481,000
596,000	Capital One Funding Corp., (Series 1996-I), (JPMorgan Chase Bank, N.A. LOC), 0.200%, 8/1/2013	596,000
1,553,000	Capital One Funding Corp., (Series 1997-G), (JPMorgan Chase Bank, N.A. LOC), 0.150%, 8/1/2013	1,553,000
903,000	Capital One Funding Corp., (Series 2001-C), (JPMorgan Chase Bank, N.A. LOC), 0.150%, 8/1/2013	903,000
6,200,000	Charlotte Christian School, (Series 1999), (Wells Fargo Bank, N.A. LOC), 0.190%, 8/7/2013	6,200,000
Annual Shareholder Report
5

Principal Amount		Value
	Notes - Variable—continued[3]
	Finance - Banking—continued
$66,175,000	Corporate Finance Managers, Inc., (Series B), (Wells Fargo Bank, N.A. LOC), 0.190%, 8/1/2013	$66,175,000
15,920,000	Cunat Capital Corp., Sheffield Heights (Series 2006), (BMO Harris Bank, N.A. LOC), 0.200%, 8/1/2013	15,920,000
2,500,000	Douglas County, GA Development Authority, (Series 2007-B), (Wells Fargo Bank, N.A. LOC), 0.240%, 8/1/2013	2,500,000
4,450,000	Freeport, IL, (U.S. Bank, N.A. LOC), 0.180%, 8/1/2013	4,450,000
5,390,000	Gadsden, AL Airport Authority, (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.190%, 8/1/2013	5,390,000
7,565,000	Guiding Light Church, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.190%, 8/1/2013	7,565,000
20,110,000	Hamilton Station Park and Ride, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.190%, 8/1/2013	20,110,000
48,000,000	Houston, TX Combined Utility System, (Series 2004B-5), (Wells Fargo Bank, N.A. LOC), 0.050%, 8/1/2013	48,000,000
49,500,000	Illinois State Toll Highway Authority, (2007 Series A-2d), (Wells Fargo Bank, N.A. LOC), 0.040%, 8/1/2013	49,500,000
9,915,000	J.R. Adventures Insurance Trust, (Wells Fargo Bank, N.A. LOC), 0.180%, 8/1/2013	9,915,000
5,595,000	Jacksonville, FL EDC, Revenue Bonds, (Wells Fargo Bank, N.A. LOC), 0.210%, 8/1/2013	5,595,000
2,770,000	Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance 2007B-1, (U.S. Bank, N.A. LOC), 0.160%, 8/7/2013	2,770,000
50,000,000	Kansas City, MO, H. Roe Bartle Convention Center (Series 2008E), (Sumitomo Mitsui Banking Corp. LOC), 0.050%, 8/7/2013	50,000,000
20,000,000	Kentucky Housing Corp., (2005 Series L), 0.060%, 8/7/2013	20,000,000
3,071,000	Kern, CA Water Bank Authority, (Series B), (Wells Fargo Bank, N.A. LOC), 0.190%, 8/1/2013	3,071,000
200,000	Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank, N.A. LOC), 0.090%, 8/1/2013	200,000
3,815,000	Laurel County, Kentucky, Bluegrass Holdings, LLC Project (Series 2008-B), (Wells Fargo Bank, N.A. LOC), 0.240%, 8/1/2013	3,815,000
23,130,000	Madison Hotel Investors I LLC, (Series 2005 A), (BMO Harris Bank, N.A. LOC), 0.190%, 8/1/2013	23,130,000
15,000,000	Maine State Housing Authority, (Series 2004 C-3), 0.070%, 8/1/2013	15,000,000
11,125,000	Maine State Housing Authority, (Series 2005 C), 0.070%, 8/1/2013	11,125,000
26,985,000	Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series B), (Deutsche Bank AG LOC), 0.140%, 8/1/2013	26,985,000
25,000,000	Michigan Finance Authority, (Series 2010-B), (PNC Bank, N.A. LOC), 0.160%, 8/1/2013	25,000,000
2,100,000	Montgomery, AL IDB, (Wells Fargo Bank, N.A. LOC), 0.220%, 8/1/2013	2,100,000
Annual Shareholder Report
6

Principal Amount			Value
		Notes - Variable—continued[3]
		Finance - Banking—continued
$11,266,000		New Hampshire Health and Education Facilities Authority, (Royal Bank of Canada, Montreal LOC), 0.150%, 8/1/2013	$11,266,000
2,565,000		New Jersey EDA, Phoenix Realty Partners, (Wells Fargo Bank, N.A. LOC), 0.240%, 8/7/2013	2,565,000
43,985,000		New York State HFA, (Series 2009A: 320 West 38th Street), (Wells Fargo Bank, N.A. LOC), 0.050%, 8/7/2013	43,985,000
26,670,000		Osprey Properties Limited Partnership, LLP & Nighthawk Properties, LLC, (Series 2008), (Wells Fargo Bank, N.A. LOC), 0.190%, 8/1/2013	26,670,000
5,400,000		PCP Investors, LLC, (Series 2003), (Wells Fargo Bank, N.A. LOC), 0.190%, 8/1/2013	5,400,000
30,000,000		Perry County, MS, (Series 2002), (Bank of Nova Scotia, Toronto LOC), 0.040%, 8/1/2013	30,000,000
10,865,000		Saint Paul Minnesota Sales Tax Revenue, Revenue Bond—Rivercentre Arena PJ (Series 2009 A), (U.S. Bank, N.A. LOC), 0.190%, 8/1/2013	10,865,000
18,965,000		Salem Green, LLP, Salem Green Apartments Project, (Series 2010), (Wells Fargo Bank, N.A. LOC), 0.190%, 8/1/2013	18,965,000
8,860,000		San Juan Regional Medical Center, Inc., (Series 2007-B), (Wells Fargo Bank, N.A. LOC), 0.190%, 8/1/2013	8,860,000
10,065,000		Santa Rosa CA Pension Obligation, Revenue Bond (Series 2003A), (Wells Fargo Bank, N.A. LOC), 0.120%, 8/1/2013	10,065,000
150,000,000		State Street Bank and Trust Co., 0.343%, 9/18/2013	150,000,000
12,605,000		Tack Capital Co., (Series 2001-A), (Wells Fargo Bank, N.A. LOC), 0.190%, 8/1/2013	12,605,000
39,010,000		Toronto Dominion Bank, 0.568%, 10/15/2013	39,124,722
1,495,000		University Church of Christ, (Wells Fargo Bank, N.A. LOC), 0.240%, 8/2/2013	1,495,000
490,000		Vista Grande Villa, (Bank of America N.A. LOC), 0.500%, 8/1/2013	490,000
3,180,000		Vulcan, Inc., (Series 2011), (Branch Banking & Trust Co. LOC), 0.180%, 8/7/2013	3,180,000
15,930,000		Washington State EDFA, (Series 2005B), (Bank of America N.A. LOC), 0.110%, 8/7/2013	15,930,000
510,000		Washington State Housing Finance Commission, Revenue Bonds, (Wells Fargo Bank, N.A. LOC), 0.180%, 8/1/2013	510,000
50,000,000		Wells Fargo Bank, N.A., 0.322%, 9/20/2013	50,000,000
13,220,000		Woerner Holdings, Inc., (Series 2007), (Wells Fargo Bank, N.A. LOC), 0.190%, 8/1/2013	13,220,000
11,510,000		World Wildlife Fund, Inc., (U.S. Bank, N.A. LOC), 0.180%, 8/1/2013	11,510,000
2,280,000		Ypsilanti, MI, UT GO, (Comerica Bank LOC), 0.230%, 8/7/2013	2,280,000
		TOTAL	999,199,722
		Finance - Commercial—0.6%
50,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.285%, 9/4/2013	49,999,533
25,000,000	[1,2]	Fairway Finance Co. LLC, 0.245%, 8/8/2013	25,000,000
Annual Shareholder Report
7

Principal Amount			Value
		Notes - Variable—continued[3]
		Finance - Commercial—continued
$2,750,000		General Electric Capital Corp., 0.393%, 9/19/2013	$2,750,373
21,300,000		General Electric Capital Corp., 0.412%, 9/20/2013	21,327,754
3,225,000		General Electric Capital Corp., 0.412%, 9/20/2013	3,226,157
500,000		General Electric Capital Corp., 0.412%, 9/20/2013	500,215
1,800,000		General Electric Capital Corp., 0.412%, 9/20/2013	1,801,486
3,800,000		General Electric Capital Corp., 0.905%, 9/3/2013	3,820,300
11,420,000		General Electric Capital Corp., 1.102%, 9/20/2013	11,457,026
1,000,000		General Electric Capital Corp., 1.273%, 9/23/2013	1,001,504
6,800,000	[1,2]	M3 Realty, LLC, (Series 2007), (General Electric Capital Corp. LOC), 0.250%, 8/1/2013	6,800,000
		TOTAL	127,684,348
		Government Agency—0.0%
500,000		Augusta, GA Housing Authority, Westbury Creek Apartments Project (Series 2003 B), (FNMA LOC), 0.170%, 8/7/2013	500,000
715,000		California Statewide Communities Development Authority, Valley Palms Apartments Project Taxable (2002 Series C-T), (FNMA LOC), 0.140%, 8/1/2013	715,000
915,000		Indianapolis, IN Economic Development MFH Revenue Bond, Revenue Bond (Series B), (FHLB of Indianapolis LOC), 0.500%, 8/1/2013	915,000
535,000		Washington State Housing Finance Commission: MFH, Revenue Bonds, (FNMA LOC), 0.150%, 8/1/2013	535,000
		TOTAL	2,665,000
		Insurance—0.0%
5,185,000		New Castle County, DE, Revenue Bonds, (Berkshire Hathaway, Inc. LOC), 0.060%, 8/1/2013	5,185,000
		Sovereign—0.3%
50,000,000	[1,2]	Kells Funding, LLC, 0.235%, 8/6/2013	50,000,000
		TOTAL NOTES—VARIABLE	1,460,734,070
		Repurchase Agreements—9.2%
250,000,000		Interest in $500,000,000 joint repurchase agreement 0.08%, dated 7/31/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $500,001,111 on 8/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/15/2054 and the market value of those underlying securities was $510,001,133.	250,000,000
Annual Shareholder Report
8

Principal Amount		Value
	Repurchase Agreements—continued
$140,000,000	Interest in $250,000,000 joint repurchase agreement 0.08%, dated 7/31/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $250,000,556 on 8/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/15/2054 and the market value of those underlying securities was $255,000,567.	$140,000,000
222,601,000	Interest in $3,210,000,000 joint repurchase agreement 0.09%, dated 7/31/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,210,008,025 on 8/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $3,274,208,186.	222,601,000
500,000,000	Repurchase agreement 0.09%, dated 7/31/2013 under which Bank of Nova Scotia will repurchase securities provided as collateral for $500,001,250 on 8/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2043 and the market value of those underlying securities was $510,784,034.	500,000,000
390,000,000	Interest in $500,000,000 joint repurchase agreement 0.09%, dated 7/31/2013 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $500,001,250 on 8/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2042 and the market value of those underlying securities was $510,001,275.	390,000,000
250,000,000	Repurchase agreement 0.09%, dated 7/31/2013 under which Citibank, N.A. will repurchase securities provided as collateral for $250,000,625 on 8/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2043 and the market value of those underlying securities was $257,027,377.	250,000,000
140,000,000	Interest in $250,000,000 joint repurchase agreement 0.10%, dated 7/31/2013 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $250,000,694 on 8/1/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2043 and the market value of those underlying securities was $255,001,692.	140,000,000
	TOTAL REPURCHASE AGREEMENTS	1,892,601,000
	TOTAL INVESTMENTS—99.7% (AT AMORTIZED COST)[5]	20,533,686,851
	OTHER ASSETS AND LIABILITIES - NET—0.3%[6]	61,702,528
	TOTAL NET ASSETS—100%	$20,595,389,379
Annual Shareholder Report
9

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2013, these restricted securities amounted to $3,270,734,972, which represented 15.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2013, these liquid restricted securities amounted to $3,255,350,356, which represented 15.8% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
EDA	—Economic Development Authority
EDC	—Economic Development Commission
EDFA	—Economic Development Finance Authority
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDB	—Industrial Development Bond
IDRB	—Industrial Development Revenue Bond
LOC	—Letter of Credit
MFH	—Multi-Family Housing
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.002	0.002	0.002	0.016
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.002	0.002	0.002	0.016
Less Distributions:
Distributions from net investment income	(0.001)	(0.002)	(0.002)	(0.002)	(0.016)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.001)	(0.002)	(0.002)	(0.002)	(0.016)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.10%	0.18%	0.18%	0.19%	1.58%
Ratios to Average Net Assets:
Net expenses	0.20%	0.20%	0.20%	0.21%	0.22%
Net investment income	0.10%	0.18%	0.17%	0.20%	1.37%
Expense waiver/reimbursement[3]	0.08%	0.08%	0.08%	0.08%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$16,653,985	$19,275,552	$21,021,890	$17,271,503	$14,086,196
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.013
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.013
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.013)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.013)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.02%	1.33%
Ratios to Average Net Assets:
Net expenses	0.30%	0.37%	0.37%	0.39%	0.47%
Net investment income	0.01%	0.01%	0.01%	0.02%	1.22%
Expense waiver/reimbursement[3]	0.24%	0.17%	0.16%	0.15%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,058,246	$949,905	$969,180	$1,176,540	$2,172,963
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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12

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.001	0.001	0.001	0.015
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.001	0.001	0.001	0.015
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.001)	(0.001)	(0.001)	(0.015)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.001)	(0.001)	(0.001)	(0.015)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.08%	0.08%	0.10%	1.48%
Ratios to Average Net Assets:
Net expenses	0.28%	0.30%	0.30%	0.31%	0.32%
Net investment income	0.02%	0.08%	0.07%	0.10%	1.40%
Expense waiver/reimbursement[3]	0.10%	0.08%	0.08%	0.08%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,883,158	$2,655,471	$1,630,823	$1,142,742	$1,523,322
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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13

Statement of Assets and Liabilities
July 31, 2013
Assets:
Total investment in securities, at amortized cost and fair value		$20,533,686,851
Income receivable		5,254,023
Receivable for investments sold		50,036,066
Receivable for shares sold		8,056,446
TOTAL ASSETS		20,597,033,386
Liabilities:
Payable for shares redeemed	$787,325
Bank overdraft	111,100
Income distribution payable	233,190
Payable for custodian fees	158,268
Payable for Directors'/Trustees' fees (Note 5)	2,263
Payable for shareholder services fee (Note 5)	172,791
Payable for account administration fee (Note 2)	43,482
Payable for share registration costs	54,796
Accrued expenses (Note 5)	80,792
TOTAL LIABILITIES		1,644,007
Net assets for 20,595,332,610 shares outstanding		$20,595,389,379
Net Assets Consist of:
Paid-in capital		$20,595,312,853
Accumulated net realized gain on investments		93,060
Distributions in excess of net investment income		(16,534)
TOTAL NET ASSETS		$20,595,389,379
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$16,653,985,435 ÷ 16,653,938,653 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$1,058,246,409 ÷ 1,058,246,020 shares outstanding, no par value, unlimited shares authorized		$1.00
Capital Shares:
$2,883,157,535 ÷ 2,883,147,937 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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14

Statement of Operations
Year Ended July 31, 2013
Investment Income:
Interest			$74,400,423
Expenses:
Investment adviser fee (Note 5)		$48,284,577
Administrative fee (Note 5)		18,841,282
Custodian fees		888,365
Transfer agent fee		178,843
Directors'/Trustees' fees (Note 5)		133,246
Auditing fees		20,500
Legal fees		8,643
Portfolio accounting fees		192,442
Shareholder services fee (Note 5)		4,806,933
Account administration fee (Note 2)		1,144,361
Share registration costs		113,555
Printing and postage		83,641
Insurance premiums (Note 5)		49,950
Miscellaneous (Note 5)		129,982
TOTAL EXPENSES		74,876,320
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(19,416,614)
Waiver of administrative fee	(40,863)
Waiver of shareholder services fee	(1,983,548)
Reimbursement of shareholder services fee	(487,988)
TOTAL WAIVERS AND REIMBURSEMENT		(21,929,013)
Net expenses			52,947,307
Net investment income			21,453,116
Net realized gain on investments			124,768
Change in net assets resulting from operations			$21,577,884
See Notes which are an integral part of the Financial Statements
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15

Statement of Changes in Net Assets
Year Ended July 31	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$21,453,116	$36,403,549
Net realized gain on investments	124,768	10,431
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	21,577,884	36,413,980
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(20,614,444)	(34,695,237)
Service Shares	(112,532)	(105,384)
Capital Shares	(746,437)	(1,595,247)
Distributions from net realized gain on investments
Institutional Shares	(31,773)	(5,899)
Service Shares	(1,761)	(397)
Capital Shares	(4,730)	(554)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(21,511,677)	(36,402,718)
Share Transactions:
Proceeds from sale of shares	80,066,755,072	92,814,688,787
Proceeds from shares issued in connection with the tax-free transfer of assets from Fifth Third Institutional Money Market Fund	1,481,474,738	—
Net asset value of shares issued to shareholders in payment of distributions declared	13,526,013	24,203,233
Cost of shares redeemed	(83,847,360,137)	(93,579,868,432)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,285,604,314)	(740,976,412)
Change in net assets	(2,285,538,107)	(740,965,150)
Net Assets:
Beginning of period	22,880,927,486	23,621,892,636
End of period (including undistributed (distributions in excess of) net investment income of $(16,534) and $3,763, respectively)	$20,595,389,379	$22,880,927,486
See Notes which are an integral part of the Financial Statements
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16

Notes to Financial Statements
July 31, 2013
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Prime Cash Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
On September 7, 2012, the Fund acquired all of the net assets of Fifth Third Institutional Money Market Fund (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on September 5, 2012. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on August 1, 2012, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended July 31, 2013, are as follows:
Net investment income*	$21,542,002
Net realized gain on investments	$217,490
Net increase in net assets resulting from operations	$21,759,492
*	Net investment income includes $2,276 of pro forma eliminated expenses.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations as of July 31, 2013.
For every one share of Fifth Third Institutional Money Market Fund, Institutional Shares exchanged, a shareholder received one share of the Fund's Institutional Shares.
For every one share of Fifth Third Institutional Money Market Fund, Select Shares exchanged, a shareholder received one share of the Fund's Institutional Shares.
For every one share of Fifth Third Institutional Money Market Fund, Preferred Shares exchanged, a shareholder received one share of the Fund's Capital Shares.
For every one share of Fifth Third Institutional Money Market Fund, Trust Shares exchanged, a shareholder received one share of the Fund's Service Shares.
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17

The Fund received net assets from Fifth Third Institutional Money Market Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Fifth Third Institutional Money Market Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
1,481,474,738	$1,481,474,738	$24,497,002,035	$25,978,476,773
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees has appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of
Annual Shareholder Report
18

additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which is an agreement between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares and Capital Shares may bear shareholder services fees and account administration fees unique to those classes. For the year ended July 31, 2013, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Service Shares	$390,264
Capital Shares	754,097
Total	$1,144,361
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
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19

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at July 31, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
HLSS Servicer Advance Receivables Trust (Series 2012-MM1), Class A, (GTD by Wells Fargo Bank, N.A.), 0.650%, 9/16/2013	9/7/2012	$15,384,616	$15,384,616
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
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20

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2013		2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	70,295,580,560	$70,295,580,560	83,391,733,133	$83,391,733,133
Shares issued in connection with the tax-free transfer of assets from Fifth Third Institutional Money Market Fund	1,217,329,503	1,217,329,503	—	—
Shares issued to shareholders in payment of distributions declared	13,235,646	13,235,646	23,471,730	23,471,730
Shares redeemed	(74,147,765,044)	(74,147,765,044)	(85,161,237,867)	(85,161,237,867)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,621,619,335)	$(2,621,619,335)	(1,746,033,004)	$(1,746,033,004)
Year Ended July 31	2013		2012
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,362,263,457	$3,362,263,457	3,667,096,009	$3,667,096,009
Shares issued in connection with the tax-free transfer of assets from Fifth Third Institutional Money Market Fund	207,863,892	207,863,892	—	—
Shares issued to shareholders in payment of distributions declared	57,883	57,883	59,393	59,393
Shares redeemed	(3,461,847,499)	(3,461,847,499)	(3,686,892,936)	(3,686,892,936)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	108,337,733	$108,337,733	(19,737,534)	$(19,737,534)
Year Ended July 31	2013		2012
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	6,408,911,055	$6,408,911,055	5,755,859,645	$5,755,859,645
Shares issued in connection with the tax-free transfer of assets from Fifth Third Institutional Money Market Fund	56,281,343	56,281,343	—	—
Shares issued to shareholders in payment of distributions declared	232,484	232,484	672,110	672,110
Shares redeemed	(6,237,747,594)	(6,237,747,594)	(4,731,737,629)	(4,731,737,629)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	227,677,288	$227,677,288	1,024,794,126	$1,024,794,126
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(2,285,604,314)	$(2,285,604,314)	(740,976,412)	$(740,976,412)
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21

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2013 and 2012, was as follows:
	2013	2012
Ordinary income[1]	$21,511,677	$36,402,718
[1]	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2013, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$76,526
[2]	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2013, the Adviser voluntarily waived $19,416,614 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2013, FAS waived $40,863 of its fee. The net fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares and Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2013, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed	Service Fees Waived by Unaffiliated Third Parties
Service Shares	$2,404,718	$(303,248)	$(1,451,517)
Capital Shares	2,402,215	(184,740)	(532,031)
Total	$4,806,933	$(487,988)	$(1,983,548)
For the year ended July 31, 2013, the FSSC did not receive any fees paid by the Fund. For the year ended July 31, 2013, the Fund's Institutional Shares did not incur Service Fees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.30% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2013, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $812,965,000 and $945,665,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
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6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2013, there were no outstanding loans. During the year ended July 31, 2013, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2013, there were no outstanding loans. During the year ended July 31, 2013, the program was not utilized.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2013, 88.24% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF the MONEY MARKET OBLIGATIONS TRUST AND THE SHAREHOLDERS of federated prime cash obligations fund:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Prime Cash Obligations Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2013 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Prime Cash Obligations Fund as of July 31, 2013, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 23, 2013
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2013 to July 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2013	Ending Account Value 7/31/2013	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.30	$0.99
Service Shares	$1,000	$1,000.00	$1.29[2]
Capital Shares	$1,000	$1,000.00	$1.29[3]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.80	$1.00
Service Shares	$1,000	$1,023.51	$1.30[2]
Capital Shares	$1,000	$1,023.51	$1.30[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.20%
Service Shares	0.26%
Capital Shares	0.26%
2	Actual and Hypothetical expenses paid during the period, utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.23 and $2.26, respectively.
3	Actual and Hypothetical expenses paid during the period, utilizing the Fund's Capital Shares current Fee Limit of 0.30% (as reflected in the Notes to Financial Statements, Note54 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.49 and $1.51, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Trust comprised 36 portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
In Memoriam - John F. Cunningham, Independent Trustee
With deep sadness, Federated announces the passing of John F. Cunningham, who served as an independent member of the Board of the Federated Fund Family since 1999. Mr. Cunningham's savvy business acumen and incisive intellect made him a powerful force on the Federated Fund Board. He was an advocate for shareholders and a respected colleague within the Federated family. Mr. Cunningham enjoyed an outstanding career in technology, having served as President and in other Senior Executive positions with leading companies in the industry. Federated expresses gratitude to Mr. Cunningham for his fine contributions as a Board member, colleague and friend. He will be greatly missed.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, and Associate General Secretary, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh; Board Member, Energy & Mineral Law Foundation.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler, CPA Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: November 1996	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since November 1996. Ms. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Paige M. Wilhelm Birth Date: May 28, 1962 Vice President Officer since: August 2006 Portfolio Manager since: April 1997	Principal Occupations: Paige M. Wilhelm has been the Fund's Portfolio Manager since April 1997. She is Vice President of the Trust with respect to the Fund. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.
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Evaluation and Approval of Advisory Contract–May 2013
Federated Prime Cash Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
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The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were
Annual Shareholder Report
37

likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report
38

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
Annual Shareholder Report
39

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Prime Cash Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N625
CUSIP 60934N617
CUSIP 60934N591
Q450519 (9/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2013
Share Class	Ticker
Institutional	PMOXX
Service	PSSXX
Capital	PICXX

Federated Prime Management Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2013, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	44.1%
Bank Instruments	35.5%
Variable Rate Instruments	10.5%
Repurchase Agreement	9.8%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
At July 31, 2013, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	35.3%[4]
8-30 Days	15.2%
31-90 Days	36.7%
91-180 Days	6.9%
181 Days or more	5.8%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes includes asset-backed securities, bank notes, collateralized loan agreements, commercial paper and corporate bonds, with interest rates that are fixed or that reset periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 30.3% of the Fund's portfolio.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2013
Principal Amount			Value
		Asset-Backed Security—0.3%
		Finance - Automotive—0.3%
$6,062,812		Santander Drive Auto Receivables Trust 2013-3, Class A1, 0.250%, 5/15/2014	$6,062,812
		Bank Note—3.4%
		Finance - Banking—3.4%
65,000,000		Bank of America N.A., 0.270% - 0.280%, 9/4/2013 - 9/6/2013	65,000,000
		Certificates of Deposit—35.5%
		Finance - Banking—35.5%
35,000,000		BNP Paribas SA, 0.270%, 8/14/2013	35,000,000
25,000,000		Bank of Nova Scotia, Toronto, 0.250%, 1/6/2014	25,000,000
90,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.230% - 0.240%, 8/15/2013 - 8/27/2013	90,000,000
25,000,000		Barclays Bank PLC, 0.230%, 9/27/2013	25,000,000
15,000,000	[1]	Canadian Imperial Bank of Commerce, 0.311%, 8/27/2013	15,000,000
45,000,000		Citibank NA, New York, 0.270%, 8/16/2013 - 8/29/2013	45,000,000
51,900,000		Credit Agricole Corporate and Investment Bank, 0.260% - 0.280%, 10/9/2013 - 11/1/2013	51,900,000
20,000,000		Credit Suisse, Zurich, 0.260%, 9/9/2013	20,000,000
25,000,000		Deutsche Bank AG, 0.230%, 8/29/2013	25,000,000
29,000,000		Fifth Third Bank, Cincinnati, 0.300%, 9/6/2013 - 10/24/2013	29,000,000
25,000,000		JPMorgan Chase Bank, N.A., 0.420%, 7/30/2014	25,000,000
30,000,000		Mizuho Bank Ltd., 0.220% - 0.230%, 8/1/2013 - 10/10/2013	30,000,000
25,000,000		Natixis, 0.230%, 8/22/2013	25,000,000
15,000,000	[1]	PNC Bank, N.A., 0.497%, 9/20/2013	15,000,000
10,000,000		Royal Bank of Canada, Montreal, 0.290%, 8/1/2013	10,000,000
10,000,000	[1]	Royal Bank of Canada, Montreal, 0.320%, 8/1/2013	10,000,000
40,000,000		Societe Generale, Paris, 0.240%, 10/17/2013	40,000,000
75,000,000		Standard Chartered Bank PLC, 0.210% - 0.220%, 9/19/2013 - 10/16/2013	75,000,000
87,000,000		Sumitomo Mitsui Banking Corp., 0.240%, 10/11/2013 - 11/1/2013	87,000,000
		TOTAL CERTIFICATES OF DEPOSIT	677,900,000
		Collateralized Loan Agreements—14.7%
		Finance - Banking—14.7%
50,000,000		BMO Capital Markets Corp., 0.193%, 8/1/2013	50,000,000
48,500,000		Citigroup Global Markets, Inc., 0.598% - 0.791%, 8/1/2013 - 9/20/2013	48,500,000
15,000,000		Credit Suisse Securities (USA) LLC, 0.679%, 10/22/2013	15,000,000
18,000,000		Deutsche Bank Securities, Inc., 0.497%, 8/1/2013	18,000,000
Annual Shareholder Report
2

Principal Amount			Value
		Collateralized Loan Agreements—continued
		Finance - Banking—continued
$25,000,000		Mizuho Securities USA, Inc., 0.456%, 8/2/2013	$25,000,000
90,000,000		Pershing LLC, 0.395%, 8/1/2013	90,000,000
33,000,000		RBS Securities, Inc., 0.446% - 0.872%, 8/2/2013 - 2/20/2014	33,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	279,500,000
		Commercial Paper—22.8%[2]
		Electric Power—2.6%
50,000,000	[3,4]	Electricite de France SA, 0.230%, 10/25/2013	49,972,847
		Finance - Banking—9.9%
25,000,000	[1,3,4]	ANZ New Zealand National (Int'l) Ltd., 0.231%, 8/13/2013	25,000,000
2,000,000		BNP Paribas Finance, Inc., 0.260%, 8/5/2013	1,999,942
30,000,000		Barclays US Funding Corp., 0.210%, 10/18/2013 - 10/21/2013	29,986,175
25,000,000		ICICI Bank Ltd., New York (Series C-BA), (Bank of America N.A. LOC), 0.240%, 8/1/2013	25,000,000
50,000,000		ING (U.S.) Funding LLC, 0.230%, 9/16/2013	49,985,306
10,700,000		JPMorgan Chase & Co., 0.230%, 2/3/2014	10,687,285
10,000,000		JPMorgan Chase & Co., 0.300%, 9/6/2013	9,997,000
2,000,000	[3,4]	LMA-Americas LLC, 0.260%, 10/24/2013	1,998,787
35,000,000	[3,4]	Mizuho Funding LLC, 0.215% - 0.230%, 8/1/2013 - 11/1/2013	34,991,758
		TOTAL	189,646,253
		Finance - Commercial—2.4%
45,000,000	[3,4]	Versailles Commercial Paper LLC, 0.240% - 0.270%, 9/4/2013 - 9/23/2013	44,987,542
		Finance - Retail—4.2%
40,000,000	[3,4]	Chariot Funding LLC, 0.300% - 0.301%, 2/27/2014 - 3/14/2014	39,928,125
40,000,000	[3,4]	Jupiter Securitization Co. LLC, 0.240% - 0.301%, 12/16/2013 - 4/11/2014	39,925,142
		TOTAL	79,853,267
		Sovereign—3.7%
15,000,000	[3,4]	Caisse des Depots et Consignations (CDC), 0.250%, 12/13/2013	14,986,042
25,000,000	[3,4]	Caisse des Depots et Consignations (CDC), 0.280%, 10/3/2013	24,987,750
30,000,000	[3,4]	Kells Funding LLC, 0.260%, 8/15/2013	29,996,966
		TOTAL	69,970,758
		TOTAL COMMERCIAL PAPER	434,430,667
		Corporate Bonds—2.9%
		Finance - Commercial—2.9%
11,000,000		General Electric Capital Corp., 2.100%, 1/7/2014	11,086,764
44,500,000		General Electric Capital Corp., 5.400%, 9/20/2013	44,806,769
		TOTAL CORPORATE BONDS	55,893,533
Annual Shareholder Report
3

Principal Amount			Value
		Notes - Variable—10.5%[1]
		Finance - Automotive—1.6%
$30,000,000		Toyota Motor Credit Corp., 0.269%, 10/15/2013	$30,000,000
		Finance - Banking—8.9%
24,350,000	[3,4]	BlackRock MuniHoldings Fund II, Inc., VMTP Shares (Series T0018), 0.100%, 8/1/2013	24,350,000
25,000,000	[3,4]	BlackRock MuniHoldings Quality Fund, Inc., VMTP Shares (Series T0019), 0.100%, 8/1/2013	25,000,000
1,500,000		DeKalb County, GA Housing Authority, (Series 2004-T) Highlands, (Mizuho Bank Ltd. LOC), 0.270%, 8/1/2013	1,500,000
15,000,000	[3,4]	Illinois State, Taxable PUTTERs (Series SGT01), 0.130%, 8/1/2013	15,000,000
7,900,000		Kingston Healthcare Co., (Series 2003A), (Fifth Third Bank, Cincinnati LOC), 0.320%, 8/1/2013	7,900,000
3,225,000		Maryland State Economic Development Corp., Human Genome Sciences (Series 1999-A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 8/6/2013	3,225,000
50,000,000	[3,4]	New Jersey State, (Series 2014B), 0.386%, 8/1/2013	50,004,985
15,545,000		New York City Housing Development Corp., (Series 2010-A2), (RBS Citizens Bank N.A. LOC), 0.150%, 8/7/2013	15,545,000
2,010,000		Roman Catholic Diocese of Charlotte, (Series 2002), (Wells Fargo Bank, N.A. LOC), 0.240%, 8/1/2013	2,010,000
1,225,000		Stratford Properties LP, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 8/6/2013	1,225,000
25,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-3), (Bank of Montreal LOC), 0.050%, 8/7/2013	25,000,000
		TOTAL	170,759,985
		TOTAL NOTES—VARIABLE	200,759,985
		Repurchase Agreement—9.8%
186,172,000		Interest in $3,210,000,000 joint repurchase agreement 0.09%, dated 7/31/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,210,008,025 on 8/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $3,274,208,186.	186,172,000
		TOTAL INVESTMENTS—99.9% (AT AMORTIZED COST)[5]	1,905,718,997
		OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	1,027,132
		TOTAL NET ASSETS—100%	$1,906,746,129
1	Denotes a variable rate security with current rate and next reset date shown.
2	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2013, these restricted securities amounted to $421,129,944, which represented 22.1% of total net assets.
Annual Shareholder Report
4

4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2013, these liquid restricted securities amounted to $421,129,944, which represented 22.1% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
LOC	—Letter of Credit
PUTTERs	—Puttable Tax-Exempt Receipts
VMTP	—Variable Rate MuniFund Term Preferred
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
5

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.002	0.002	0.002	0.017
Net realized gain (loss) on investments	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.002	0.002	0.002	0.017
Less Distributions:
Distributions from net investment income	(0.001)	(0.002)	(0.002)	(0.002)	(0.017)
Distributions from net realized gain on investments	(0.000)[1]	—	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.001)	(0.002)	(0.002)	(0.002)	(0.017)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.13%	0.19%	0.19%	0.24%	1.74%
Ratios to Average Net Assets:
Net expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	0.14%	0.19%	0.20%	0.25%	1.76%
Expense waiver/reimbursement[3]	0.10%	0.10%	0.10%	0.10%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$695,138	$682,218	$905,645	$1,249,578	$1,117,636
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.015
Net realized gain (loss) on investments	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.015
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.015)
Distributions from net realized gain on investments	(0.000)[1]	—	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.015)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.04%	1.49%
Ratios to Average Net Assets:
Net expenses	0.33%	0.38%	0.39%	0.40%	0.45%
Net investment income	0.01%	0.01%	0.01%	0.04%	1.38%
Expense waiver/reimbursement[3]	0.23%	0.17%	0.16%	0.15%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$863,455	$785,594	$860,836	$832,807	$1,350,587
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.001	0.001	0.001	0.016
Net realized gain (loss) on investments	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.001	0.001	0.001	0.016
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.001)	(0.001)	(0.001)	(0.016)
Distributions from net realized gain on investments	(0.000)[1]	—	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.001)	(0.001)	(0.001)	(0.016)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.04%	0.09%	0.10%	0.15%	1.64%
Ratios to Average Net Assets:
Net expenses	0.29%	0.30%	0.30%	0.29%	0.30%
Net investment income	0.04%	0.09%	0.10%	0.16%	1.56%
Expense waiver/reimbursement[3]	0.11%	0.10%	0.10%	0.11%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$348,153	$322,787	$403,955	$614,863	$893,126
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Statement of Assets and Liabilities
July 31, 2013
Assets:
Total investment in securities, at amortized cost and fair value		$1,905,718,997
Income receivable		1,244,161
TOTAL ASSETS		1,906,963,158
Liabilities:
Payable for shares redeemed	$630
Bank overdraft	8,762
Income distribution payable	18,402
Payable for custodian fees	13,020
Payable for auditing fees	20,500
Payable for portfolio accounting fees	29,926
Payable for shareholder services fee (Note 5)	61,863
Payable for account administration fee (Note 5)	8,386
Payable for share registration costs	48,955
Accrued expenses (Note 5)	6,585
TOTAL LIABILITIES		217,029
Net assets for 1,906,731,933 shares outstanding		$1,906,746,129
Net Assets Consist of:
Paid-in capital		$1,906,731,933
Accumulated net realized gain on investments		13,711
Undistributed net investment income		485
TOTAL NET ASSETS		$1,906,746,129
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$695,138,238 ÷ 695,133,013 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$863,454,937 ÷ 863,448,561 shares outstanding, no par value, unlimited shares authorized		$1.00
Capital Shares:
$348,152,954 ÷ 348,150,359 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Statement of Operations
Year Ended July 31, 2013
Investment Income:
Interest			$6,425,605
Expenses:
Investment adviser fee (Note 5)		$3,785,158
Administrative fee (Note 5)		1,477,027
Custodian fees		70,114
Transfer agent fee		19,183
Directors'/Trustees' fees (Note 5)		7,497
Auditing fees		20,000
Legal fees		7,643
Portfolio accounting fees		183,493
Shareholder services fee (Note 5)		2,281,142
Account administration fee (Note 2)		109,187
Share registration costs		77,026
Printing and postage		72,828
Insurance premiums (Note 5)		7,546
Miscellaneous (Note 5)		6,791
TOTAL EXPENSES		8,124,635
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(1,853,166)
Waiver of administrative fee	(3,246)
Waiver of shareholder services fee	(977,846)
Reimbursement of shareholder services fee	(98,361)
TOTAL WAIVERS AND REIMBURSEMENT		(2,932,619)
Net expenses			5,192,016
Net investment income			1,233,589
Net realized gain on investments			23,570
Change in net assets resulting from operations			$1,257,159
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Statement of Changes in Net Assets
Year Ended July 31	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,233,589	$1,925,167
Net realized gain on investments	23,570	11,644
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,257,159	1,936,811
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,002,766)	(1,535,085)
Service Shares	(81,588)	(79,086)
Capital Shares	(149,511)	(310,082)
Distributions from net realized gain on investments
Institutional Shares	(7,592)	—
Service Shares	(8,311)	—
Capital Shares	(3,488)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,253,256)	(1,924,253)
Share Transactions:
Proceeds from sale of shares	7,067,322,196	5,951,008,071
Net asset value of shares issued to shareholders in payment of distributions declared	667,814	952,530
Cost of shares redeemed	(6,951,847,054)	(6,331,809,710)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	116,142,956	(379,849,109)
Change in net assets	116,146,859	(379,836,551)
Net Assets:
Beginning of period	1,790,599,270	2,170,435,821
End of period (including undistributed net investment income of $485 and $761, respectively)	$1,906,746,129	$1,790,599,270
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
July 31, 2013
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Prime Management Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase
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agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which is an agreement between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares and Capital Shares may bear shareholder services fees and account administration fees unique to those classes. For the year ended July 31, 2013, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Service Shares	$66,532
Capital Shares	42,655
TOTAL	$109,187
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2013		2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,423,507,969	$5,423,507,969	4,457,671,640	$4,457,671,640
Shares issued to shareholders in payment of distributions declared	474,243	474,243	644,106	644,106
Shares redeemed	(5,411,063,675)	(5,411,063,675)	(4,681,524,495)	(4,681,524,495)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	12,918,537	$12,918,537	(223,208,749)	$(223,208,749)
Year Ended July 31	2013		2012
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,087,277,603	$1,087,277,603	1,000,388,609	$1,000,388,609
Shares issued to shareholders in payment of distributions declared	67,844	67,844	62,582	62,582
Shares redeemed	(1,009,486,445)	(1,009,486,445)	(1,075,799,624)	(1,075,799,624)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	77,859,002	$77,859,002	(75,348,433)	$(75,348,433)
Year Ended July 31	2013		2012
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	556,536,624	$556,536,624	492,947,822	$492,947,822
Shares issued to shareholders in payment of distributions declared	125,727	125,727	245,842	245,842
Shares redeemed	(531,296,934)	(531,296,934)	(574,485,591)	(574,485,591)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	25,365,417	$25,365,417	(81,291,927)	$(81,291,927)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	116,142,956	$116,142,956	(379,849,109)	$(379,849,109)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2013 and 2012 was as follows:
	2013	2012
Ordinary income[1]	$1,253,256	$1,924,253
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2013, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$14,196
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2013, the Adviser voluntarily waived $1,853,166 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2013, FAS waived $3,246 of its fee. The net fee paid to FAS was 0.078% of average daily net assets of the Fund.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares and Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2013, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed	Service Fees Waived by Unaffiliated Third Parties
Service Shares	$1,970,231	$(95,138)	$(943,104)
Capital Shares	310,911	(3,223)	(34,742)
TOTAL	$2,281,142	$(98,361)	$(977,846)
For the year ended July 31, 2013, the Fund's Institutional Shares did not incur Service Fees. For the year ended July 31, 2013, FSSC did not receive any fees paid by the Fund.
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Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.30% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2013, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $25,000,000 and $68,115,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be directly or indirectly comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2013, there were no outstanding loans. During the year ended July 31, 2013, the Fund did not utilize the LOC.
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8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from or lend money to other participating affiliated funds. As of July 31, 2013, there were no outstanding loans. During the year ended July 31, 2013, the program was not utilized.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2013, 93.1% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF the MONEY MARKET OBLIGATIONS TRUST AND THE SHAREHOLDERS OF FEDERATED PRIME MANAGEMENT OBLIGATIONS FUND:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Prime Management Obligations Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2013 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Prime Management Obligations Fund as of July 31, 2013, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 23, 2013
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2013 to July 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2013	Ending Account Value 7/31/2013	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.50	$0.99
Service Shares	$1,000	$1,000.00	$1.44[2]
Capital Shares	$1,000	$1,000.10	$1.39
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.80	$1.00
Service Shares	$1,000	$1,023.36	$1.45[2]
Capital Shares	$1,000	$1,023.41	$1.40
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.20%
Service Shares	0.29%
Capital Shares	0.28%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.23 and $2.26, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Trust comprised 36 portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
In Memoriam - John F. Cunningham, Independent Trustee
With deep sadness, Federated announces the passing of John F. Cunningham, who served as an independent member of the Board of the Federated Fund Family since 1999. Mr. Cunningham's savvy business acumen and incisive intellect made him a powerful force on the Federated Fund Board. He was an advocate for shareholders and a respected colleague within the Federated family. Mr. Cunningham enjoyed an outstanding career in technology, having served as President and in other Senior Executive positions with leading companies in the industry. Federated expresses gratitude to Mr. Cunningham for his fine contributions as a Board member, colleague and friend. He will be greatly missed.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, and Associate General Secretary, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh; Board Member, Energy & Mineral Law Foundation.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler, CPA Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: April 2003	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since April 2003. Ms. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Paige M. Wilhelm Birth Date: May 28, 1962 Vice President Officer since: August 2006 Portfolio Manager since: July 2003	Principal Occupations: Paige M. Wilhelm has been the Fund's Portfolio Manager since July 2003. She is Vice President of the Trust with respect to the Fund. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.
Annual Shareholder Report
27

Evaluation and Approval of Advisory Contract–May 2013
Federated Prime Management Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Annual Shareholder Report
29

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
Annual Shareholder Report
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The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were
Annual Shareholder Report
31

likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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32

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
Annual Shareholder Report
33

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Prime Management Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N112
CUSIP 608919833
CUSIP 608919841
Q450522 (9/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2013
Share Class	Ticker
Institutional	POIXX
Service	PRSXX
Capital	POPXX
Trust	POLXX

Federated Prime Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2013, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	44.0%
Bank Instruments	43.5%
Variable Rate Instruments	6.6%
Repurchase Agreements	5.9%
Other Assets and Liabilities—Net[2]	0.0%
TOTAL	100.0%
At July 31, 2013, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	41.2%[4]
8-30 Days	15.7%
31-90 Days	30.8%
91-180 Days	8.3%
181 Days or more	4.0%
Other Assets and Liabilities—Net[2]	0.0%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes include asset-backed securities, collateralized loan agreements, commercial paper and corporate bonds, with interest rates that are fixed or that reset periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 18.2% of the Fund's portfolio.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2013
Principal Amount			Value
		Asset-Backed Securities—0.4%
		Finance - Automotive—0.2%
$3,493,019		AmeriCredit Automobile Receivables Trust 2013-1, Class A1, 0.240%, 2/10/2014	$3,493,019
21,603,784		Honda Auto Receivables Owner Trust 2013-1, Class A1, 0.200%, 1/21/2014	21,603,784
13,507,042	[1,2]	Hyundai Auto Lease Securitization Trust 2013-A, Class A1, 0.230%, 3/17/2014	13,507,042
5,036,958		Hyundai Auto Receivables Trust 2013-A, Class A1, 0.200%, 2/18/2014	5,036,958
30,000,000		Hyundai Auto Receivables Trust 2013-B, Class A1, 0.250%, 7/15/2014	30,000,000
		TOTAL	73,640,803
		Finance - Banking—0.0%
16,923,077	[1]	HLSS Servicer Advance Receivables Trust (Series 2012-MM1), Class A, (GTD by Wells Fargo Bank, N.A.), 0.650%, 9/16/2013	16,923,077
		Finance - Equipment—0.2%
67,040,335		CNH Equipment Trust 2013-A, Class A1, 0.230%, 3/15/2014	67,040,335
		TOTAL ASSET-BACKED SECURITIES	157,604,215
		Certificates of Deposit—38.2%
		Finance - Banking—38.2%
305,100,000		BNP Paribas SA, 0.260%, 8/2/2013	305,100,000
125,000,000	[3]	Bank of Montreal, 0.268%, 10/16/2013	125,000,000
245,000,000	[3]	Bank of Montreal, 0.293%, 9/16/2013	245,000,000
560,000,000	[3]	Bank of Montreal, 0.293%, 9/16/2013	560,000,000
200,000,000	[3]	Bank of Montreal, 0.294%, 10/4/2013	200,000,000
385,000,000	[3]	Bank of Montreal, 0.303%, 8/6/2013	385,000,000
100,000,000	[3]	Bank of Montreal, 0.305%, 8/15/2013	100,000,000
285,000,000	[3]	Bank of Montreal, 0.325%, 8/15/2013	285,000,000
239,000,000		Bank of Montreal, 0.380%, 10/15/2013	239,000,000
71,550,000	[3]	Bank of Montreal, 0.723%, 10/3/2013	71,604,794
500,000,000		Bank of Nova Scotia, Toronto, 0.240%, 10/11/2013	500,000,000
150,000,000		Bank of Nova Scotia, Toronto, 0.250%, 1/6/2014	150,000,000
1,750,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.110% - 0.120%, 8/2/2013 - 8/7/2013	1,750,000,000
700,000,000		Barclays Bank PLC, 0.200% - 0.230%, 9/27/2013	700,000,000
150,000,000	[3]	Canadian Imperial Bank of Commerce, 0.272%, 9/13/2013	150,000,000
300,000,000	[3]	Canadian Imperial Bank of Commerce, 0.311%, 8/27/2013	300,000,000
687,100,000		Credit Agricole Corporate and Investment Bank, 0.270% - 0.290%, 8/1/2013 - 11/1/2013	687,100,000
Annual Shareholder Report
2

Principal Amount			Value
		Certificates of Deposit—continued
		Finance - Banking—continued
$25,000,000		Credit Suisse, Zurich, 0.250%, 9/13/2013	$25,000,891
100,000,000		Credit Suisse, Zurich, 0.260%, 9/9/2013	100,000,000
1,375,000,000		Deutsche Bank AG, 0.220% - 0.230%, 8/27/2013 - 10/28/2013	1,375,000,000
310,000,000		JPMorgan Chase Bank, N.A., 0.380%, 5/15/2014	310,000,000
453,000,000	[3]	JPMorgan Chase Bank, N.A., 0.392%, 8/21/2013	453,000,000
375,000,000		Mizuho Bank Ltd., 0.160%, 8/8/2013	375,000,000
320,000,000	[3]	PNC Bank, N.A., 0.497%, 9/20/2013	320,000,000
800,000,000		Rabobank Nederland NV, Utrecht, 0.240%, 10/16/2013 - 10/17/2013	800,000,000
418,000,000	[3]	Royal Bank of Canada, Montreal, 0.290%, 8/1/2013	418,000,000
205,700,000	[3]	Royal Bank of Canada, Montreal, 0.290%, 8/1/2013	205,700,000
73,000,000	[3]	Royal Bank of Canada, Montreal, 0.310%, 8/1/2013	73,000,000
200,000,000	[3]	Royal Bank of Canada, Montreal, 0.310%, 8/1/2013	200,000,000
200,000,000	[3]	Royal Bank of Canada, Montreal, 0.320%, 8/1/2013	200,000,000
130,000,000	[3]	Royal Bank of Canada, Montreal, 0.320%, 8/1/2013	130,000,000
65,000,000	[3]	Royal Bank of Canada, Montreal, 0.320%, 8/1/2013	65,000,000
105,000,000	[3]	Royal Bank of Canada, Montreal, 0.320%, 8/1/2013	105,000,000
198,875,000	[3]	Royal Bank of Canada, Montreal, 0.323%, 8/6/2013	198,875,000
25,000,000	[3]	Royal Bank of Canada, Montreal, 0.324%, 10/4/2013	25,000,000
195,100,000		Societe Generale, Paris, 0.270% - 0.290%, 8/21/2013 - 10/31/2013	195,100,000
950,000,000		Standard Chartered Bank PLC, 0.200% - 0.220%, 10/1/2013 - 10/25/2013	950,000,000
1,600,000,000		Sumitomo Mitsui Banking Corp., 0.100% - 0.170%, 8/6/2013 - 8/9/2013	1,600,000,000
300,000,000	[3]	Toronto Dominion Bank, 0.242%, 8/19/2013	300,000,000
100,000,000	[3]	Toronto Dominion Bank, 0.266%, 10/22/2013	100,000,000
310,000,000	[3]	Toronto Dominion Bank, 0.272%, 9/13/2013	310,000,000
400,000,000		Toronto Dominion Bank, 0.320% - 0.380%, 9/20/2013 - 3/26/2014	400,000,000
500,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.276%, 8/27/2013	500,011,049
		TOTAL CERTIFICATES OF DEPOSIT	16,486,491,734
		Collateralized Loan Agreements—10.5%
		Finance - Banking—10.5%
300,000,000		BNP Paribas Securities Corp., 0.193% - 0.477%, 8/1/2013 - 8/28/2013	300,000,000
829,100,000		Barclays Capital, Inc., 0.203% - 0.710%, 10/9/2013 - 10/29/2013	829,100,000
1,265,000,000		Credit Suisse Securities (USA) LLC, 0.223% - 0.679%, 8/1/2013 - 10/22/2013	1,265,000,000
67,000,000		Deutsche Bank Securities, Inc., 0.497%, 8/1/2013	67,000,000
592,500,000		JPMorgan Securities LLC, 0.294% - 0.578%, 8/26/2013 - 10/3/2013	592,500,000
400,000,000		Mitsubishi UFJ Securities (USA), Inc., 0.243% - 0.284%, 8/1/2013 - 8/16/2013	400,000,000
Annual Shareholder Report
3

Principal Amount			Value
		Collateralized Loan Agreements—continued
		Finance - Banking—continued
$30,000,000		RBC Capital Markets, LLC, 0.264%, 8/14/2013	$30,000,000
1,068,000,000		Wells Fargo Securities, LLC, 0.355% - 0.406%, 9/23/2013 - 10/28/2013	1,068,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	4,551,600,000
		Commercial Paper—31.6%[4]
		Aerospace/Auto—1.0%
420,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.260%, 9/19/2013 - 9/20/2013	419,849,200
		Electric Power—1.5%
650,000,000	[1,2]	Electricite de France SA, 0.220% - 0.230%, 9/9/2013 - 11/4/2013	649,660,903
		Finance - Automotive—0.3%
90,000,000		FCAR Owner Trust, A1+/P1 Series, 0.250% - 0.300%, 8/9/2013 - 12/12/2013	89,960,343
54,000,000		FCAR Owner Trust, A1/P1 Series, 0.250% - 0.310%, 8/2/2013 - 12/16/2013	53,988,896
		TOTAL	143,949,239
		Finance - Banking—17.3%
100,000,000		BNP Paribas Finance, Inc., 0.260%, 8/5/2013	99,997,111
317,000,000		Barclays US Funding Corp., 0.210%, 10/18/2013 - 10/21/2013	316,851,565
169,400,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.301% - 0.331%, 4/1/2014 - 6/6/2014	168,938,590
1,632,200,000		ING (U.S.) Funding LLC, 0.200% - 0.230%, 8/15/2013 - 10/11/2013	1,631,864,765
650,000,000		JPMorgan Chase & Co., 0.300%, 8/5/2013 - 9/6/2013	649,911,667
382,700,000	[1,2]	LMA-Americas LLC, 0.250% - 0.260%, 8/1/2013 - 10/24/2013	382,542,679
2,100,000,000		Lloyds TSB Bank PLC, London, 0.095% - 0.100%, 8/5/2013 - 8/7/2013	2,099,971,472
10,783,000		Los Angeles County, CA Metropolitan Transportation Authority (Series A-T-SSB), (State Street Bank and Trust Co. LOC), 0.210%, 10/2/2013	10,783,000
98,074,000	[1,2]	Matchpoint Master Trust, 0.230%, 8/16/2013	98,064,601
500,000,000	[1,2]	National Australia Funding (Delaware) Inc., 0.240%, 12/27/2013	499,506,667
720,000,000	[1,2]	Northern Pines Funding LLC, 0.230% - 0.240%, 8/27/2013 - 10/28/2013	719,795,500
480,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.270% - 0.275%, 8/6/2013 - 9/19/2013	479,915,806
300,000,000		Standard Chartered Bank PLC, 0.230%, 11/12/2013	299,802,583
		TOTAL	7,457,946,006
		Finance - Commercial—3.5%
410,500,000	[1,2]	Alpine Securitization Corp., 0.160% - 0.210%, 9/12/2013 - 10/24/2013	410,374,689
771,592,000	[1,2]	Atlantic Asset Securitization LLC, 0.230% - 0.260%, 8/12/2013 - 10/10/2013	771,377,464
200,000,000		General Electric Capital Corp., 0.240%, 1/6/2014	199,789,333
Annual Shareholder Report
4

Principal Amount			Value
		Commercial Paper—continued[4]
		Finance - Commercial—continued
$133,400,000	[1,2]	Starbird Funding Corp., 0.220%, 8/5/2013 - 9/6/2013	$133,386,052
		TOTAL	1,514,927,538
		Finance - Retail—5.1%
250,000,000	[1,2]	Barton Capital LLC, 0.220% - 0.230%, 8/13/2013 - 9/12/2013	249,957,500
873,900,000	[1,2]	Chariot Funding LLC, 0.240% - 0.301%, 8/27/2013 - 4/4/2014	872,955,183
932,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.240% - 0.321%, 8/27/2013 - 4/8/2014	931,009,947
34,300,000	[1,2]	Salisbury Receivables Company LLC, 0.120%, 8/5/2013	34,299,543
125,000,000	[1,2]	Sheffield Receivables Corp., 0.200%, 8/1/2013 - 8/2/2013	124,999,555
		TOTAL	2,213,221,728
		Sovereign—2.9%
1,229,000,000	[1,2]	Kells Funding, LLC, 0.220% - 0.260%, 8/28/2013 - 1/23/2014	1,227,990,222
		TOTAL COMMERCIAL PAPER	13,627,544,836
		Corporate Bonds—1.5%
		Finance - Commercial—1.4%
51,893,000	[3]	General Electric Capital Corp., 0.901%, 10/7/2013	52,120,493
43,500,000	[3]	General Electric Capital Corp., 0.965%, 10/24/2013	43,726,079
37,300,000	[3]	General Electric Capital Corp., 1.121%, 10/7/2013	37,436,752
144,862,000		General Electric Capital Corp., 1.875%, 9/16/2013	145,131,934
58,430,000		General Electric Capital Corp., 2.100%, 1/7/2014	58,873,650
101,190,000		General Electric Capital Corp., 5.400%, 9/20/2013	101,889,442
2,685,000		General Electric Capital Corp., 5.500%, 6/4/2014	2,801,288
10,192,000		General Electric Capital Corp., 5.650%, 6/9/2014	10,651,597
158,744,000		General Electric Capital Corp., 5.900%, 5/13/2014	165,601,963
		TOTAL	618,233,198
		Finance - Equipment—0.1%
26,945,000		Caterpillar Financial Services Corp., 6.125%, 2/17/2014	27,792,256
		TOTAL CORPORATE BONDS	646,025,454
		Notes - Variable—6.6%[3]
		Diversified—0.0%
815,000	[1,2]	Alabama State IDA, General Electric Project, (General Electric Co. LOC), 0.450%, 8/1/2013	815,000
		Finance - Automotive—0.9%
10,000,000		Gibson County, IN, (Series 1999A), (GTD by Toyota Motor Credit Corp.), 0.060%, 8/7/2013	10,000,000
50,000,000	[3]	Toyota Motor Credit Corp., 0.269%, 10/15/2013	50,000,000
275,000,000		Toyota Motor Credit Corp., 0.269%, 10/15/2013	275,000,000
60,000,000		Toyota Motor Credit Corp., 0.274%, 8/27/2013	60,000,000
		TOTAL	395,000,000
Annual Shareholder Report
5

Principal Amount		Value
	Notes - Variable—continued[3]
	Finance - Banking—4.2%
$1,090,000	Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 0.230%, 8/1/2013	$1,090,000
18,400,000	Big Bear Lake, CA IDRB, (Series 1993A), (Wells Fargo Bank, N.A. LOC), 0.050%, 8/7/2013	18,400,000
36,460,000	California Health Facilities Financing Authority, (Series 2005H), (Sumitomo Mitsui Banking Corp. LOC), 0.040%, 8/7/2013	36,460,000
16,000,000	California Statewide Communities Development Authority, (Series 2008C), (Northern Trust Co., Chicago, IL LOC), 0.030%, 8/1/2013	16,000,000
9,265,000	Campus Crusade for Christ, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.190%, 8/1/2013	9,265,000
6,020,000	Capital Markets Access Co. LC, (Series 2007) LSPB Real Estate, LLC Project, (Wells Fargo Bank, N.A. LOC), 0.190%, 8/1/2013	6,020,000
5,025,000	Capital Markets Access Co. LC, (Series 2008) Sunshine Professional Suites, LLC Project, (Wells Fargo Bank, N.A. LOC), 0.180%, 8/1/2013	5,025,000
7,510,000	Capital Markets Access Co. LC, (Wells Fargo Bank, N.A. LOC), 0.190%, 8/1/2013	7,510,000
291,000	Capital One Funding Corp., (Series 1995-B), (JPMorgan Chase Bank, N.A. LOC), 0.220%, 8/1/2013	291,000
169,000	Capital One Funding Corp., (Series 1999-A), (JPMorgan Chase Bank, N.A. LOC), 0.200%, 8/1/2013	169,000
4,225,000	Church at Brook Hills, (Wells Fargo Bank, N.A. LOC), 0.240%, 8/2/2013	4,225,000
395,000	Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (JPMorgan Chase Bank, N.A. LOC), 0.320%, 8/1/2013	395,000
7,050,000	Connecticut HEFA, (Series D) Griffin Hospital, (Wells Fargo Bank, N.A. LOC), 0.190%, 8/1/2013	7,050,000
12,465,000	District of Columbia Revenue, (Series 2009), (Branch Banking & Trust Co. LOC), 0.060%, 8/1/2013	12,465,000
100,000	District of Columbia Revenue, Revenue Bonds (Series 2008B), (PNC Bank, N.A. LOC), 0.160%, 8/1/2013	100,000
18,635,000	Dynetics, Inc., (Series 2010-A), (Branch Banking & Trust Co. LOC), 0.180%, 8/1/2013	18,635,000
66,605,000	Fiore Capital LLC, (Series 2005-A), (BMO Harris Bank, N.A. LOC), 0.190%, 8/1/2013	66,605,000
6,990,000	Fulton County, GA Development Authority, (Series 2006), (Branch Banking & Trust Co. LOC), 0.060%, 8/1/2013	6,990,000
33,900,000	Greene County Development Authority, Reynolds Lodge, LLC (Series 2000 A), (U.S. Bank, N.A. LOC), 0.180%, 8/1/2013	33,900,000
7,550,000	Gulf Gate Apartments LLC, (Series 2003), (Wells Fargo Bank, N.A. LOC), 0.190%, 8/1/2013	7,550,000
4,625,000	Hillsborough County, FL HFA, (Series 2006: Brandywine Apartments), (Citibank NA, New York LOC), 0.110%, 8/7/2013	4,625,000
Annual Shareholder Report
6

Principal Amount		Value
	Notes - Variable—continued[3]
	Finance - Banking—continued
$30,000,000	Illinois Finance Authority, (Series 2007), (Bank of America N.A. LOC), 0.070%, 8/1/2013	$30,000,000
16,200,000	Illinois Finance Authority, (Series 2009C), (Wells Fargo Bank, N.A. LOC), 0.050%, 8/7/2013	16,200,000
11,075,000	Johnson City, TN Health & Education Facilities Board, (Series 2013-B), (Mountain State Health Alliance), (U.S. Bank, N.A. LOC), 0.160%, 8/6/2013	11,075,000
2,775,000	Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance 2007B-1, (U.S. Bank, N.A. LOC), 0.160%, 8/7/2013	2,775,000
15,425,000	Kentucky Housing Corp., (2006 Series C), 0.060%, 8/7/2013	15,425,000
1,485,000	Kings Creek Country Club, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.240%, 8/7/2013	1,485,000
900,000	L.H. Kroh, Inc., (Series 1998), (Wells Fargo Bank, N.A. LOC), 0.240%, 8/7/2013	900,000
23,420,000	Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 0.190%, 8/7/2013	23,420,000
16,435,000	Lynchburg, VA IDA, (Series 2004 C), (Branch Banking & Trust Co. LOC), 0.060%, 8/1/2013	16,435,000
25,000,000	Michigan Finance Authority, (Series 2010-A), (Bank of America N.A. LOC), 0.180%, 8/1/2013	25,000,000
22,000,000	Michigan Finance Authority, (Series 2010-C), (Bank of Montreal LOC), 0.160%, 8/1/2013	22,000,000
6,155,000	Mississippi Business Finance Corp., (Series 2002), (Wells Fargo Bank, N.A. LOC), 0.190%, 8/1/2013	6,155,000
8,820,000	Mississippi Business Finance Corp., 2007-B PSL-North America, LLC, (Wells Fargo Bank, N.A. LOC), 0.220%, 8/1/2013	8,820,000
10,000,000	Mississippi Business Finance Corp., Kohler Project, (Wells Fargo Bank, N.A. LOC), 0.390%, 8/1/2013	10,000,000
7,511,000	New Hampshire HEFA, (Royal Bank of Canada, Montreal LOC), 0.150%, 8/1/2013	7,511,000
15,600,000	New York City, NY, (Fiscal 2004 Series A-2), (Bank of America N.A. LOC), 0.090%, 8/7/2013	15,600,000
5,485,000	New York State HFA, Revenue Bonds (Series 2011B), (Wells Fargo Bank, N.A. LOC), 0.120%, 8/7/2013	5,485,000
9,040,000	North Oaks Partnership, (Series 1998), (Bank of America N.A. LOC), 0.170%, 8/1/2013	9,040,000
65,800,000	Novant Health, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.190%, 8/7/2013	65,800,000
9,100,000	Oregon State Facilities Authority, (Series 2008A), (U.S. Bank, N.A. LOC), 0.050%, 8/1/2013	9,100,000
4,810,000	Palm Desert Financing Authority, Emergency Independence Program (Series 2009), (Wells Fargo Bank, N.A. LOC), 0.240%, 8/1/2013	4,810,000
3,990,000	Physicians Real Estate LLP, (Wells Fargo Bank, N.A. LOC), 0.140%, 8/7/2013	3,990,000
Annual Shareholder Report
7

Principal Amount			Value
		Notes - Variable—continued[3]
		Finance - Banking—continued
$8,060,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, (Series 2003), (U.S. Bank, N.A. LOC), 0.290%, 8/1/2013	$8,060,000
15,230,000		Reading, PA, (Series 2008-D), (PNC Bank, N.A. LOC), 0.190%, 8/1/2013	15,230,000
14,775,000		Richmond County, GA Development Authority, (Series 2008B), (Branch Banking & Trust Co. LOC), 0.060%, 8/7/2013	14,775,000
6,055,000		Roman Catholic Bishop of San Jose, CA, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.190%, 8/1/2013	6,055,000
14,945,000		Sabri Arac, The Quarry Lane School (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.190%, 8/1/2013	14,945,000
29,000,000		Salvation Army, (Series 2004-A), (Bank of New York Mellon LOC), 0.140%, 8/1/2013	29,000,000
10,790,000		Spira Millenium LLC, (Series 2001), (Bank of America N.A. LOC), 1.000%, 8/1/2013	10,790,000
585,000		St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank, N.A. LOC), 0.290%, 8/1/2013	585,000
350,000,000		State Street Bank and Trust Co., 0.343%, 9/18/2013	350,000,000
8,250,000		TMF Biofuels LLC, (Series 2012), (Rabobank Nederland NV, Utrecht LOC), 0.190%, 8/1/2013	8,250,000
52,080,000		Texas State, (Series 2012B), 0.040%, 8/7/2013	52,080,000
27,220,000		Urban Campus Environments LLC, (Series 2006), (Wells Fargo Bank, N.A. LOC), 0.190%, 8/1/2013	27,220,000
700,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.190%, 8/7/2013	700,000
7,800,000		Vulcan, Inc., (Series 2012), (Branch Banking & Trust Co. LOC), 0.180%, 8/7/2013	7,800,000
466,000,000		Wells Fargo Bank, N.A., 0.322%, 9/20/2013	466,000,000
200,000,000		Wells Fargo Bank, N.A., 0.373%, 9/23/2013	200,000,000
8,990,000		World Wildlife Fund, Inc., (U.S. Bank, N.A. LOC), 0.180%, 8/1/2013	8,990,000
7,430,000		Yeshivas Novominsk, (Series 2008), (TD Bank, N.A. LOC), 0.160%, 8/1/2013	7,430,000
		TOTAL	1,801,706,000
		Finance - Commercial—0.6%
150,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.271%, 8/23/2013	149,998,773
50,000,000	[1]	Atlantic Asset Securitization LLC, 0.285%, 8/5/2013	49,999,497
3,561,000		General Electric Capital Corp., 0.402%, 9/20/2013	3,563,988
1,595,000		General Electric Capital Corp., 0.905%, 9/3/2013	1,603,601
20,000,000		General Electric Capital Corp., 1.102%, 9/20/2013	20,065,225
395,000		General Electric Capital Corp., 1.273%, 9/23/2013	395,466
11,865,000	[1,2]	The Anderson's, Inc., (Series 2008), (General Electric Capital Corp. LOC), 0.220%, 8/1/2013	11,865,000
		TOTAL	237,491,550
Annual Shareholder Report
8

Principal Amount			Value
		Notes - Variable—continued[3]
		Government Agency—0.5%
$13,850,000		Aquarium Parking Deck, LLC, (Series 2005), (FHLB of Atlanta LOC), 0.060%, 8/7/2013	$13,850,000
23,475,000		COG Leasing Co. LLP, (Series 2007), (FHLB of Des Moines LOC), 0.170%, 8/1/2013	23,475,000
36,020,000		Capital Trust Agency, FL, (FNMA LOC), 0.150%, 8/1/2013	36,020,000
8,040,000		Frogtown LLC, (Series 2004), (FHLB of Cincinnati LOC), 0.380%, 8/1/2013	8,040,000
3,255,000		Grand Pointe II Ltd. Partnership, (Series 1999) Globe Apartments, (FHLB of Indianapolis LOC), 0.430%, 8/1/2013	3,255,000
8,290,000		Helmholdt Capital, LLC, (Series 2007-A), (FHLB of San Francisco LOC), 0.240%, 8/1/2013	8,290,000
10,630,000		Holland-Sheltair Aviation Funding LLC, (Series 2005-B), (FHLB of Atlanta LOC), 0.060%, 8/1/2013	10,630,000
11,000,000		KDF Pioneer LP, (Series 2013-A), (FHLB of San Francisco LOC), 0.170%, 8/1/2013	11,000,000
22,465,000		Michigan HEFA, (Series 2008B), (FHLB of Boston LOC), 0.050%, 8/1/2013	22,465,000
6,200,000		Mohr Green Associates L.P., 2012-A, (FHLB of San Francisco LOC), 0.160%, 8/1/2013	6,200,000
7,500,000		OSL Santa Rosa Fountaingrove LLC, (FHLB of San Francisco LOC), 0.264%, 8/1/2013	7,500,000
7,500,000		Premier Mushrooms, Inc., (Series 2012), (CoBank, ACB LOC), 0.180%, 8/1/2013	7,500,000
6,040,000		St. Louis County, MO IDA, Barat Academy Project (Series 2012), (FHLB of Chicago LOC), 0.170%, 8/1/2013	6,040,000
9,955,000		Tack Capital Co., (FHLB of New York LOC), 0.190%, 8/1/2013	9,955,000
56,000,000		Varenna LLC, Varenna at Fountain Grove Project (Series 2011-A), (FHLB of San Francisco LOC), 0.170%, 8/1/2013	56,000,000
2,935,000		Washington State Housing Finance Commission, Revenue Bonds, 0.150%, 8/1/2013	2,935,000
		TOTAL	233,155,000
		Insurance—0.0%
16,575,000		Wichita, KS, Revenue Bonds, (GTD by Berkshire Hathaway, Inc.), 0.060%, 8/1/2013	16,575,000
		Sovereign—0.3%
50,000,000	[1,2]	Kells Funding, LLC, 0.235%, 8/6/2013	50,000,000
50,000,000	[1,2]	Kells Funding, LLC, 0.241%, 8/15/2013	50,005,865
25,000,000	[1,2]	Kells Funding, LLC, 0.255%, 8/1/2013	25,001,380
		TOTAL	125,007,245
		University—0.1%
17,000,000		University of California (The Regents of), (Series 2011 Z-1), 0.130%, 8/1/2013	17,000,000
Annual Shareholder Report
9

Principal Amount		Value
	Notes - Variable—continued[3]
	University—continued
$17,000,000	University of California (The Regents of), (Series 2011 Z-2), 0.130%, 8/1/2013	$17,000,000
	TOTAL	34,000,000
	TOTAL NOTES—VARIABLE	2,843,749,795
	Time DepositS—5.3%
	Finance - Banking—5.3%
1,500,000,000	DNB Bank ASA, 0.030% - 0.090%, 8/1/2013	1,500,000,000
300,000,000	Societe Generale, Paris, 0.090%, 8/1/2013	300,000,000
500,000,000	Svenska Handelsbanken, Stockholm, 0.090%, 8/1/2013	500,000,000
	TOTAL TIME DEPOSITS	2,300,000,000
	Repurchase Agreements—5.9%
35,937,000	Interest in $100,000,000 joint repurchase agreement 0.08%, dated 7/31/2013 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $100,000,222 on 8/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 5/11/2026 and the market value of those underlying securities was $102,002,211.	35,937,000
60,536,000	Interest in $3,210,000,000 joint repurchase agreement 0.09%, dated 7/31/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,210,008,025 on 8/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $3,274,208,186.	60,536,000
122,000,000	Repurchase agreement 0.07%, dated 7/31/2013 under which Barclays Capital, Inc. will repurchase a security provided as collateral for $122,000,237 on 8/1/2013. The security provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, was a U.S. Treasury security maturing on 7/15/2016 and the market value of that underlying security was $124,440,275.	122,000,000
500,000,000	Repurchase agreement 0.03%, dated 7/31/2013 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,000,417 on 8/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2028 and the market value of those underlying securities was $510,000,514.	500,000,000
1,000,000,000	Repurchase agreement 0.04%, dated 7/31/2013 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,000,001,111 on 8/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 4/15/2029 and the market value of those underlying securities was $1,020,001,157.	1,000,000,000
Annual Shareholder Report
10

Principal Amount		Value
	Repurchase Agreements—continued
$600,000,000	Interest in $1,500,000,000 joint repurchase agreement 0.09%, dated 7/31/2013 under which Societe Generale, New York will repurchase securities provided as collateral for $1,500,003,750 on 8/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2043 and the market value of those underlying securities was $1,530,389,631.	$600,000,000
236,000,000	Interest in $1,236,000,000 joint repurchase agreement 0.09%, dated 7/31/2013 under which Well Fargo Securities LLC will repurchase securities provided as collateral for $1,236,003,090 on 8/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2043 and the market value of those underlying securities was $1,267,382,753.	236,000,000
	TOTAL REPURCHASE AGREEMENTS	2,554,473,000
	TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	43,167,489,034
	OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	15,355,161
	TOTAL NET ASSETS—100%	$43,182,844,195
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2013, these restricted securities amounted to $7,642,974,729, which represented 17.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2013, these liquid restricted securities amounted to $7,576,052,155, which represented 17.5% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2013.
Annual Shareholder Report
11

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDRB	—Industrial Development Revenue Bond
LOC	—Letter of Credit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.002	0.002	0.002	0.015
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.002	0.002	0.002	0.015
Less Distributions:
Distributions from net investment income	(0.001)	(0.002)	(0.002)	(0.002)	(0.015)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.10%	0.17%	0.16%	0.17%	1.54%
Ratios to Average Net Assets:
Net expenses	0.20%	0.20%	0.20%	0.21%	0.23%
Net investment income	0.10%	0.17%	0.16%	0.18%	1.28%
Expense waiver/reimbursement[3]	0.08%	0.08%	0.08%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$36,127,647	$42,697,762	$39,900,328	$38,408,721	$39,580,019
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.013
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.013
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.013)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	1.29%
Ratios to Average Net Assets:
Net expenses	0.29%	0.36%	0.36%	0.37%	0.48%
Net investment income	0.01%	0.01%	0.01%	0.01%	1.22%
Expense waiver/reimbursement[3]	0.24%	0.17%	0.17%	0.17%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,059,336	$3,285,564	$4,009,732	$5,040,046	$7,734,783
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 7/31/2013	Period Ended 7/31/2012[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001[2]	0.000[3]
Net realized gain on investments	(0.000)[3]	0.000[3]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.000[3]
Less Distributions:
Distributions from net investment income	(0.001)	(0.000)[3]
Net Asset Value, End of Period	$1.00	$1.00
Total Return[4]	0.06%	0.01%
Ratios to Average Net Assets:
Net expenses	0.25%	0.25%[5]
Net investment income	0.05%	0.12%[5]
Expense waiver/reimbursement[6]	0.09%	0.28%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,234,586	$0[7]
1	Reflects operations for the period from June 25, 2012 (date of initial investment) to July 31, 2012.
2	Per share number has been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
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15

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.010
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.010
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.010)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	1.04%
Ratios to Average Net Assets:
Net expenses	0.29%	0.36%	0.35%	0.37%	0.72%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.93%
Expense waiver/reimbursement[3]	0.49%	0.42%	0.43%	0.42%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,761,275	$2,556,504	$2,818,977	$612,569	$801,290
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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16

Statement of Assets and Liabilities
July 31, 2013
Assets:
Total investment in securities, at amortized cost and fair value		$43,167,489,034
Cash		616,034
Income receivable		14,207,019
Receivable for shares sold		3,189,367
TOTAL ASSETS		43,185,501,454
Liabilities:
Payable for shares redeemed	$1,320,003
Income distribution payable	585,424
Payable for custodian fees	241,993
Payable for transfer agent fee	82,005
Payable for Directors'/Trustees' fees (Note 5)	16,848
Payable for distribution services fee (Note 5)	75,502
Payable for shareholder services fee (Note 5)	130,026
Payable for account administration fee (Note 2)	93,346
Accrued expenses (Note 5)	112,112
TOTAL LIABILITIES		2,657,259
Net assets for 43,166,377,636 shares outstanding		$43,182,844,195
Net Assets Consist of:
Paid-in capital		$43,192,987,549
Accumulated net realized loss on investments		(10,303,884)
Undistributed net investment income		160,530
TOTAL NET ASSETS		$43,182,844,195
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$36,127,646,775 ÷ 36,111,574,533 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$3,059,335,904 ÷ 3,058,039,995 shares outstanding, no par value, unlimited shares authorized		$1.00
Capital Shares:
$1,234,586,322 ÷ 1,234,845,248 shares outstanding, no par value, unlimited shares authorized		$1.00
Trust Shares:
$2,761,275,194 ÷ 2,761,917,860 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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17

Statement of Operations
Year Ended July 31, 2013
Investment Income:
Interest			$145,224,000
Expenses:
Investment adviser fee (Note 5)		$95,430,211
Administrative fee (Note 5)		37,238,747
Custodian fees		1,556,154
Transfer agent fee		475,264
Directors'/Trustees' fees (Note 5)		295,763
Auditing fees		21,500
Legal fees		8,998
Portfolio accounting fees		211,269
Distribution services fee (Note 5)		6,925,307
Shareholder services fee (Note 5)		10,426,151
Account administration fee (Note 2)		4,917,054
Share registration costs		110,532
Printing and postage		186,324
Insurance premiums (Note 5)		96,753
Miscellaneous (Note 5)		204,906
TOTAL EXPENSES		158,104,933
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(37,981,074)
Waiver of administrative fee (Note 5)	(87,095)
Waiver of distribution services fee (Note 5)	(4,519,170)
Waiver of shareholder services fee (Note 5)	(9,358,298)
Waiver of account administration fee (Note 2)	(1,544,689)
Reimbursement of shareholder services fee (Note 5)	(850,848)
Reimbursement of account administration fee (Note 2)	(437,321)
TOTAL WAIVERS AND REIMBURSEMENTS		(54,778,495)
Net expenses			103,326,438
Net investment income			41,897,562
Net realized gain on investments			213,692
Change in net assets resulting from operations			$42,111,254
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended July 31	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$41,897,562	$72,849,647
Net realized gain on investments	213,692	35,972
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	42,111,254	72,885,619
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(41,000,390)	(72,109,183)
Service Shares	(329,228)	(376,179)
Capital Shares	(277,112)	—
Trust Shares	(293,592)	(271,868)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(41,900,322)	(72,757,230)
Share Transactions:
Proceeds from sale of shares	258,653,957,987	292,037,167,187
Proceeds from shares issued in connection with the tax-free transfer of assets from Performance Money Market Fund	486,374,216	—
Net asset value of shares issued to shareholders in payment of distributions declared	21,736,172	38,941,835
Cost of shares redeemed	(264,519,265,435)	(290,265,444,505)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(5,357,197,060)	1,810,664,517
Change in net assets	(5,356,986,128)	1,810,792,906
Net Assets:
Beginning of period	48,539,830,323	46,729,037,417
End of period (including undistributed net investment income of $160,530 and $163,290, respectively)	$43,182,844,195	$48,539,830,323
See Notes which are an integral part of the Financial Statements
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19

Notes to Financial Statements
July 31, 2013
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 diversified portfolios. The financial statements included herein are only those of Federated Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Service Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
On September 21, 2012, the Fund acquired all of the net assets of Performance Money Market Fund (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on September 19, 2012. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on August 1, 2012, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended July 31, 2013, are as follows:
Net investment income*	$41,869,357
Net realized gain on investments	$213,692
Net increase in net assets resulting from operations	$42,083,049
*	Net investment income includes $172,193 of pro forma additional expenses.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations as of July 31, 2013.
For every one share of Performance Money Market Fund Institutional Shares exchanged, a shareholder received one share of the Fund's Service Shares.
For every one share of Performance Money Market Fund Class A Shares exchanged, a shareholder received one share of the Fund's Trust Shares.
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The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Performance Money Market Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
486,368,998	$486,374,216	$50,713,168,019	$51,199,542,235
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of
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additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which is an agreement between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares, Capital Shares and Trust Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the year ended July 31, 2013, account administration fees for the Fund were as follows:
	Account Administration Fees Incurred	Account Administration Fees Reimbursed	Account Administration Fees Waived by an Unaffiliated Third Party
Service Shares	$3,369,610	$(437,321)	$—
Capital Shares	2,755	—	—
Trust Shares	1,544,689	—	(1,544,689)
TOTAL	$4,917,054	$(437,321)	$(1,544,689)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at July 31, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
HLSS Servicer Advance Receivables Trust (Series 2012-MM1), Class A, (GTD by Wells Fargo Bank, N.A.), 0.650%, 9/16/2013	9/7/2012	$16,923,077	$16,923,077
Atlantic Asset Securitization LLC, 0.285%, 8/5/2013	3/19/2013	$49,997,500	$49,999,497
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2013		2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	240,166,339,409	$240,166,339,409	278,525,301,910	$278,525,301,910
Shares issued to shareholders in payment of distributions declared	21,389,966	21,389,966	38,584,939	38,584,939
Shares redeemed	(246,758,437,613)	(246,758,437,613)	(275,766,967,326)	(275,766,967,326)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(6,570,708,238)	$(6,570,708,238)	2,796,919,523	$2,796,919,523
Year Ended July 31	2013		2012
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	11,586,545,338	$11,586,545,338	11,410,028,862	$11,410,028,862
Shares issued in connection with the tax-free transfer of assets from Performance Money Market Fund	480,689,244	480,694,359	–	–
Shares issued to shareholders in payment of distributions declared	90,940	90,940	111,928	111,928
Shares redeemed	(12,293,532,930)	(12,293,532,930)	(12,134,441,763)	(12,134,441,763)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(226,207,408)	$(226,202,293)	(724,300,973)	$(724,300,973)
Year Ended July 31	2013		2012[1]
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	4,123,054,369	$4,123,054,369	101	$101
Shares issued to shareholders in payment of distributions declared	21,593	21,593	—	—
Shares redeemed	(2,888,230,815)	(2,888,230,815)	—	—
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,234,845,147	$1,234,845,147	101	$101
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24

Year Ended July 31	2013		2012
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	2,778,018,871	$2,778,018,871	2,101,836,314	$2,101,836,314
Shares issued in connection with the tax-free transfer of assets from Performance Money Market Fund	5,679,754	5,679,857	—	—
Shares issued to shareholders in payment of distributions declared	233,673	233,673	244,968	244,968
Shares redeemed	(2,579,064,077)	(2,579,064,077)	(2,364,035,416)	(2,364,035,416)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	204,868,221	$204,868,324	(261,954,134)	$(261,954,134)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(5,357,202,278)	$(5,357,197,060)	1,810,664,517	$1,810,664,517
1	Reflects operations for the period from June 25, 2012 (date of initial investment) to July 31, 2012.
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for capital loss carryforwards acquired from the merger.
For the year ended July 31, 2013, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Accumulated Net Realized Gain (Loss)
$3,288	$(3,288)
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2013 and 2012, was as follows:
	2013	2012
Ordinary income	$41,900,322	$72,757,230
As of July 31, 2013, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$160,530
Capital loss carryforwards	$(10,303,884)
At July 31, 2013, the Fund had a capital loss carryforward of $10,303,884 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax.
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Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010 is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010 retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2017	$10,300,956	NA	$10,300,956
2018	$2,928	NA	$2,928
The Fund used capital loss carryforwards of $213,692 to offset capital gains realized during the year ended July 31, 2013.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2013, the Adviser voluntarily waived $37,981,074 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2013, FAS waived $87,095 of its fee. The net fee paid to FAS was 0.078% of average daily net assets of the Fund.
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26

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2013, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Trust Shares	$6,925,307	$(4,519,170)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2013, FSC did not retain any fees paid by the Fund.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares, Capital Shares and Trust Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2013, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed	Service Fees Waived by Unaffiliated Third Parties
Service Shares	$4,796,040	$(833,638)	$(3,962,402)
Capital Shares	249,493	(17,210)	(15,278)
Trust Shares	5,380,618	—	(5,380,618)
TOTAL	$10,426,151	$(850,848)	$(9,358,298)
For the year ended July 31, 2013, FSSC received $2,145 of fees paid by the Fund. For the year ended July 31, 2013, the Fund's Institutional Shares did not incur Service Fees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Service Shares, Capital Shares and Trust Shares (after the voluntary waivers and reimbursements) will not exceed 0.20%, 0.45%, 0.25% and 0.70% (the “Fee Limit”), respectively, up to but not including
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the later of (the “Termination Date”): (a) October 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2013, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $490,940,000 and $824,245,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be directly or indirectly comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2013, there were no outstanding loans. During the year ended July 31, 2013, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2013, there were no outstanding loans. During the year ended July 31, 2013, the program was not utilized.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2013, 100.0% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF the MONEY MARKET OBLIGATIONS TRUST AND THE SHAREHOLDERS of federated prime obligations fund:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Prime Obligations Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2013 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Prime Obligations Fund as of July 31, 2013, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 23, 2013
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2013 to July 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2013	Ending Account Value 7/31/2013	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.30	$0.99
Service Shares	$1,000	$1,000.00	$1.29[2]
Capital Shares	$1,000	$1,000.20	$1.19
Trust Shares	$1,000	$1,000.00	$1.29[3]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.80	$1.00
Service Shares	$1,000	$1,023.51	$1.30[2]
Capital Shares	$1,000	$1,023.60	$1.20
Trust Shares	$1,000	$1,023.51	$1.30[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.20%
Service Shares	0.26%
Capital Shares	0.24%
Trust Shares	0.26%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.23 and $2.26, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Trust Shares current Fee Limit of 0.70% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.47 and $3.51, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Trust comprised 36 portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
In Memoriam - John F. Cunningham, Independent Trustee
With deep sadness, Federated announces the passing of John F. Cunningham, who served as an independent member of the Board of the Federated Fund Family since 1999. Mr. Cunningham's savvy business acumen and incisive intellect made him a powerful force on the Federated Fund Board. He was an advocate for shareholders and a respected colleague within the Federated family. Mr. Cunningham enjoyed an outstanding career in technology, having served as President and in other Senior Executive positions with leading companies in the industry. Federated expresses gratitude to Mr. Cunningham for his fine contributions as a Board member, colleague and friend. He will be greatly missed.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, and Associate General Secretary, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh; Board Member, Energy & Mineral Law Foundation.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler, CPA Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: July 1991	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since July 1991. Ms. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Paige M. Wilhelm Birth Date: May 28, 1962 Vice President Officer since: August 2006 Portfolio Manager since: July 2003	Principal Occupations: Paige M. Wilhelm has been the Fund's Portfolio Manager since July 2003. She is Vice President of the Trust with respect to the Fund. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.
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Evaluation and Approval of Advisory Contract–May 2013
Federated Prime Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
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The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were
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likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Prime Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N203
CUSIP 60934N708
CUSIP 608919767
CUSIP 60934N146
Q450523 (9/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2013
Share Class	Ticker
Institutional	PVOXX
Service	PVSXX
Capital	PVCXX

Federated Prime Value Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2013, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	41.6%
Bank Instruments	36.9%
Variable Rate Instruments	14.9%
Repurchase Agreements	6.6%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100%
At July 31, 2013, the Fund's effective maturity4 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	39.5%[5]
8-30 Days	16.9%
31-90 Days	31.7%
91-180 Days	7.4%
181 Days or more	4.5%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes include asset-backed securities, bank notes, collateralized loan agreements, commercial paper, corporate bonds and loan participation with interest rates that are fixed or that reset periodically.
2	Represents less than 0.1%.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
5	Overnight securities comprised 20.5% of the Fund's portfolio.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2013
Principal Amount			Value
		Asset-Backed Securities—3.0%
		Finance - Automotive—0.8%
$13,652,056		AmeriCredit Automobile Receivables Trust 2013-3, Class A1, 0.250%, 6/9/2014	$13,652,056
7,965,276		BMW Vehicle Lease Trust 2013-1, Class A1, 0.200%, 1/21/2014	7,965,276
15,370,082		SMART ABS Series 2013-2US Trust, Class A1, 0.260%, 5/14/2014	15,370,082
21,219,844		Santander Drive Auto Receivables Trust 2013-3, Class A1, 0.250%, 5/15/2014	21,219,844
		TOTAL	58,207,258
		Finance - Retail—2.2%
159,000,000	[1,2,3]	Holmes Master Issuer PLC 2013-1, Class A1, 0.272%, 8/15/2013	159,000,000
		TOTAL ASSET-BACKED SECURITIES	217,207,258
		Bank Note—0.1%
		Finance - Banking—0.1%
5,000,000		Bank of America N.A., 0.280%, 8/22/2013	5,000,000
		Certificates of Deposit—36.9%
		Finance - Banking—36.9%
50,000,000		BNP Paribas SA, 0.260%, 8/2/2013	50,000,000
100,000,000	[3]	Bank of Montreal, 0.294%, 10/4/2013	100,000,000
374,100,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.230%—0.240%, 8/27/2013 - 11/26/2013	374,100,000
75,000,000		Barclays Bank PLC, 0.230%, 9/27/2013	75,000,000
100,000,000	[3]	Canadian Imperial Bank of Commerce, 0.311%, 8/27/2013	100,000,000
100,000,000		Citibank NA, New York, 0.270%, 8/16/2013	100,000,000
165,000,000		Credit Agricole Corporate and Investment Bank, 0.260%—0.270%, 9/27/2013 - 11/5/2013	165,000,000
81,000,000		Credit Suisse, Zurich, 0.250%, 9/13/2013	81,002,889
100,000,000		Credit Suisse, Zurich, 0.260%, 9/9/2013	100,000,000
154,000,000		Deutsche Bank AG, 0.230%, 8/29/2013 - 10/28/2013	154,000,000
113,100,000		Fifth Third Bank, Cincinnati, 0.300%, 9/6/2013 - 10/24/2013	113,100,000
150,000,000	[3]	JPMorgan Chase Bank, N.A., 0.392%, 8/21/2013	150,000,000
25,000,000		JPMorgan Chase Bank, N.A., 0.420%, 7/30/2014	25,000,000
225,000,000		Mizuho Bank Ltd., 0.230%, 8/1/2013 - 8/22/2013	225,000,000
115,000,000		Natixis, 0.230%—0.300%, 8/22/2013 - 11/6/2013	115,000,000
75,000,000	[3]	PNC Bank, N.A., 0.497%, 9/20/2013	75,000,000
50,000,000	[3]	Royal Bank of Canada, Montreal, 0.324%, 10/4/2013	50,000,000
21,500,000		Societe Generale, Paris, 0.270%, 8/21/2013	21,500,000
Annual Shareholder Report
2

Principal Amount			Value
		Certificates of Deposit—continued
		Finance - Banking—continued
$285,400,000		Sumitomo Mitsui Banking Corp., 0.230%—0.240%, 8/22/2013 - 11/19/2013	$285,400,000
100,000,000	[3]	Toronto Dominion Bank, 0.266%, 10/22/2013	100,000,000
175,000,000		Toronto Dominion Bank, 0.320%—0.380%, 9/20/2013 - 3/26/2014	175,000,000
		TOTAL CERTIFICATES OF DEPOSIT	2,634,102,889
		Collateralized Loan Agreements—11.9%
		Finance - Banking—11.9%
30,000,000		Barclays Capital, Inc., 0.710%, 10/21/2013	30,000,000
190,500,000		Citigroup Global Markets, Inc., 0.598%—0.791%, 8/1/2013 - 9/20/2013	190,500,000
110,000,000		JPMorgan Securities LLC, 0.294%—0.578%, 8/26/2013 - 9/17/2013	110,000,000
191,000,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.395%—0.710%, 8/1/2013 - 10/21/2013	191,000,000
35,000,000		Mizuho Securities USA, Inc., 0.456%, 8/2/2013	35,000,000
185,000,000		Pershing LLC, 0.345%—0.395%, 8/1/2013	185,000,000
30,000,000		RBC Capital Markets, LLC, 0.264%, 8/14/2013	30,000,000
80,000,000		RBS Securities, Inc., 0.446%—0.872%, 8/2/2013 - 2/20/2014	80,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	851,500,000
		Commercial Paper—25.3%[4]
		Aerospace/Auto—1.0%
37,597,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 0.300%—0.320%, 8/5/2013 - 9/6/2013	37,593,324
30,710,000	[1,2]	VW Credit, Inc., (GTD by Volkswagen AG), 0.320%, 8/5/2013 - 8/9/2013	30,708,047
		TOTAL	68,301,371
		Containers & Packaging—0.1%
4,225,000	[1,2]	Bemis Co., Inc., 0.260%, 8/19/2013	4,224,451
		Electric Power—2.3%
134,100,000	[1,2]	Electricite de France SA, 0.230%, 10/24/2013 - 10/25/2013	134,027,714
27,395,000		Virginia Electric & Power Co., 0.280%—0.290%, 8/22/2013 - 9/6/2013	27,389,593
		TOTAL	161,417,307
		Finance - Banking—12.8%
120,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.301%—0.331%, 4/8/2014 - 6/12/2014	119,733,917
72,248,000		ICICI Bank Ltd., New York (Series C-BA), (Bank of America N.A. LOC), 0.300%, 9/25/2013 - 9/30/2013	72,212,709
25,000,000		ING (U.S.) Funding LLC, 0.230%, 9/16/2013	24,992,653
12,000,000	[1,2]	JPMorgan Chase & Co., 0.230%, 12/27/2013	11,988,653
44,500,000		JPMorgan Chase & Co., 0.300%, 9/6/2013	44,486,650
60,000,000	[1,2]	LMA-Americas LLC, 0.260%, 9/27/2013	59,975,300
Annual Shareholder Report
3

Principal Amount			Value
		Commercial Paper—continued[4]
		Finance - Banking—continued
$32,173,000		Los Angeles County, CA Metropolitan Transportation Authority (Series A-T-SMBC), (Sumitomo Mitsui Banking Corp. LOC), 0.180%—0.200%, 8/5/2013 - 9/24/2013	$32,173,000
100,000,000	[1,2]	Mizuho Funding LLC, 0.215%, 11/1/2013	99,945,056
350,000,000		NRW.Bank, 0.090%, 8/6/2013	349,995,625
100,000,000	[1,2]	Northern Pines Funding LLC, 0.240%, 10/28/2013	99,941,333
		TOTAL	915,444,896
		Finance - Commercial—2.9%
209,000,000	[1,2]	Versailles Commercial Paper LLC, 0.240%—0.270%, 9/4/2013 - 9/23/2013	208,939,915
		Finance - Retail—2.0%
97,500,000	[1,2]	Chariot Funding LLC, 0.301%, 3/7/2014 - 3/14/2014	97,319,375
47,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.240%—0.301%, 12/16/2013 - 4/11/2014	46,924,808
		TOTAL	144,244,183
		Oil & Oil Finance—0.5%
34,400,000	[1,3]	Devon Energy Corp., 0.341%, 8/27/2013	34,400,000
		Sovereign—3.5%
220,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.250%—0.280%, 10/3/2013 - 10/28/2013	219,872,438
21,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.250%, 1/16/2014	20,975,500
10,000,000	[1,2]	Kells Funding, LLC, 0.270%, 8/2/2013	9,999,925
		TOTAL	250,847,863
		Telecommunications—0.0%
3,400,000	[1,2]	Verizon Communications, Inc., 0.210%, 8/14/2013	3,399,742
		Utility Gas—0.2%
16,700,000	[1,2]	Northeast Utilities, 0.180%—0.250%, 8/1/2013 - 8/6/2013	16,699,604
		TOTAL COMMERCIAL PAPER	1,807,919,332
		Corporate Bonds—0.2%
		Finance - Commercial—0.2%
4,285,000	[3]	General Electric Capital Corp., 1.121%, 10/7/2013	4,301,234
5,512,000		General Electric Capital Corp., 5.900%, 5/13/2014	5,751,744
		TOTAL CORPORATE BONDS	10,052,978
		Loan Participation—1.1%
		Chemicals—1.1%
79,000,000		DuPont Teijin Films U.S. L.P., (GTD by Du Pont (E.I.) de Nemours & Co.), 0.400%, 8/28/2013	79,000,000
Annual Shareholder Report
4

Principal Amount			Value
		Notes - Variable—14.9%[3]
		Finance - Banking—12.9%
$20,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 0.230%, 8/1/2013	$20,000
100,000,000		Australia & New Zealand Banking Group, Melbourne, 0.420%, 8/5/2013	100,000,000
50,000,000		Bank of Montreal, 0.734%, 10/29/2013	50,172,374
3,140,000		Baramax LLC, (Series 2002), (TD Bank, N.A. LOC), 0.280%, 8/7/2013	3,140,000
5,185,000		Bethesda Country Club, Inc., (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 8/6/2013	5,185,000
24,500,000	[1,2]	BlackRock Municipal Bond Trust, VMTP Shares, Weekly VRDPs (Series T0014), 0.100%, 8/1/2013	24,500,000
11,465,000		Boldt Healthcare Properties, LLC, (Series 2008A), (BMO Harris Bank, N.A. LOC), 0.190%, 8/1/2013	11,465,000
11,550,000		CEI Capital, LLC, Crystal Enterprises, Inc., (Fifth Third Bank, Cincinnati LOC), 0.290%, 8/1/2013	11,550,000
6,065,000		Capital Markets Access Co. LC, ML Destiny Plaza, LLC, (Fifth Third Bank, Cincinnati LOC), 0.320%, 8/1/2013	6,065,000
213,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 0.150%, 8/1/2013	213,000
865,000		Capital One Funding Corp., (Series 2001-C), (JPMorgan Chase Bank, N.A. LOC), 0.150%, 8/1/2013	865,000
9,725,000		Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 0.240%, 8/1/2013	9,725,000
3,300,000		Commercial Contractors, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 8/6/2013	3,300,000
10,265,000		Connecticut Water Co., (Series 2004), (RBS Citizens Bank N.A. LOC), 0.440%, 8/7/2013	10,265,000
4,245,000		DJD Investments, LLC, (Series 2004), (PNC Bank, N.A. LOC), 0.180%, 8/1/2013	4,245,000
3,335,000		Dellridge Care Center LP, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 8/6/2013	3,335,000
4,900,000		Elsinore Properties LP, (Series 2012), (Fifth Third Bank, Cincinnati LOC), 0.320%, 8/1/2013	4,900,000
8,675,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 0.280%, 8/1/2013	8,675,000
1,695,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 8/2/2013	1,695,000
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000B), (U.S. Bank, N.A. LOC), 0.180%, 8/1/2013	16,700,000
7,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project, (Bank of America N.A. LOC), 0.180%, 8/1/2013	7,000,000
3,210,000		Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 8/6/2013	3,210,000
100,000,000	[1,2]	Illinois State, Taxable PUTTERs (Series SGT01), 0.130%, 8/1/2013	100,000,000
Annual Shareholder Report
5

Principal Amount			Value
		Notes - Variable—continued[3]
		Finance - Banking—continued
$16,035,000		Madison Hotel Investors I LLC, (Series 2005 A), (BMO Harris Bank, N.A. LOC), 0.190%, 8/1/2013	$16,035,000
7,620,000		Marsh Enterprises, LLC, (Series 2003), (Fifth Third Bank, Cincinnati LOC), 0.320%, 8/1/2013	7,620,000
16,215,000		Maryland State Economic Development Corp., Human Genome (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 8/6/2013	16,215,000
16,000,000		Maryland State Economic Development Corp., (Series 2001A) Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 8/6/2013	16,000,000
7,000,000		Massachusetts IFA, (Series 1992B), 0.400%, 8/9/2013	7,000,000
10,330,000	[1,2]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DB-433), (GTD by Deutsche Bank AG), 0.120%, 8/1/2013	10,330,000
27,000,000		Michigan Finance Authority, (Series 2010-C), (Bank of Montreal LOC), 0.160%, 8/1/2013	27,000,000
3,035,000		Miller, James & Deborah, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 8/6/2013	3,035,000
3,000,000		Nassau County, NY IDA, Brush Hollow Project, (Series 2006-A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 8/1/2013	3,000,000
3,757,000		New Hampshire Health and Education Facilities Authority, (Royal Bank of Canada, Montreal LOC), 0.150%, 8/1/2013	3,757,000
100,000,000	[1,2]	New Jersey State, (Series 2014B), 0.386%, 8/1/2013	100,009,969
6,845,000		New York City Housing Development Corp., (Series 2009 A2), (RBS Citizens Bank N.A. LOC), 0.150%, 8/7/2013	6,845,000
50,500,000		New York City Housing Development Corp., (Series 2009-A1), (RBS Citizens Bank N.A. LOC), 0.140%, 8/7/2013	50,500,000
31,085,000		New York City Housing Development Corp., (Series 2010-A2), (RBS Citizens Bank N.A. LOC), 0.150%, 8/7/2013	31,085,000
53,800,000	[1,2]	Nuveen Michigan Premium Income Municipal Fund, Inc., VMTP Shares, Weekly VRDPs (Series 2014), 0.170%, 8/1/2013	53,800,000
53,000,000		Ohio State Higher Educational Facility Commission, (Series 2013B-1), 0.030%, 8/1/2013	53,000,000
5,975,000		Orthopaedic Hospital of Wisconsin LLC, (Series 09-A), (Bank of Montreal LOC), 0.190%, 8/1/2013	5,975,000
14,275,000		PA SPE LLC, (Series 2009A), (BMO Harris Bank, N.A. LOC), 0.190%, 8/1/2013	14,275,000
22,930,000		Saber Management, LLC, (RBS Citizens Bank N.A. LOC), 0.210%, 8/1/2013	22,930,000
4,125,000		Santa Rosa CA Pension Obligation, Revenue Bond (Series 2003A), (Wells Fargo Bank, N.A. LOC), 0.120%, 8/1/2013	4,125,000
5,060,000		Silvio Properties, LLC, (Series 2007), (Fifth Third Bank, Cincinnati LOC), 0.290%, 8/1/2013	5,060,000
Annual Shareholder Report
6

Principal Amount			Value
		Notes - Variable—continued[3]
		Finance - Banking—continued
$15,615,000		Southeastern California Conference of Seventh-Day Adventists, (Series 2008), (Bank of America N.A. LOC), 0.170%, 8/1/2013	$15,615,000
7,795,000		Team Rahal, Inc., (Series 2002), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 8/2/2013	7,795,000
6,590,000		Urban Campus Environments LLC, (Series 2006), (Wells Fargo Bank, N.A. LOC), 0.190%, 8/1/2013	6,590,000
6,705,000		WCN Properties, Inc., (Series 2), (Fulton Bank, N.A. LOC), 1.650%, 8/1/2013	6,705,000
25,000,000		Wells Fargo Bank, N.A., 0.322%, 9/20/2013	25,000,000
5,090,000		West Shore Country Club, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 8/2/2013	5,090,000
3,670,000		Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 8/7/2013	3,670,000
6,390,000		Yonkers, NY IDA, JME Associates, LLC (Series 2006), (TD Bank, N.A. LOC), 0.240%, 8/1/2013	6,390,000
		TOTAL	920,677,343
		Finance - Commercial—0.4%
25,000,000	[1,2]	Fairway Finance Co. LLC, 0.233%, 8/7/2013	25,000,000
5,000,000		General Electric Capital Corp., 0.412%, 9/20/2013	5,002,701
		TOTAL	30,002,701
		Finance - Retail—0.6%
43,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 0.748%, 8/15/2013	43,000,000
		Government Agency—0.3%
10,000,000		Berkeley County, SC IDB, (Series 1996A), 0.290%, 8/7/2013	10,000,000
7,000,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000A), 0.380%, 8/7/2013	7,000,000
		TOTAL	17,000,000
		Metals—0.5%
7,800,000		Memphis-Shelby County, TN Industrial Development Board—PCRB, (Series 2007), (GTD by Nucor Corp.), 0.390%, 8/7/2013	7,800,000
1,250,000		St. James Parish, LA, (Series 2010A-1), (GTD by Nucor Corp.), 0.340%, 8/7/2013	1,250,000
27,000,000		St. James Parish, LA, (Series 2010B-1), (GTD by Nucor Corp.), 0.370%, 8/7/2013	27,000,000
		TOTAL	36,050,000
		Oil & Oil Finance—0.2%
14,525,000		Port of Port Arthur Navigation District, Revenue Bonds (Series 1998), (GTD by Total SA), 0.140%, 8/7/2013	14,525,000
		TOTAL NOTES - VARIABLE	1,061,255,044
Annual Shareholder Report
7

Principal Amount		Value
	Repurchase Agreements—6.6%
$274,000,000	Interest in $3,210,000,000 joint repurchase agreement 0.09%, dated 7/31/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,210,008,025 on 8/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $3,274,208,186.	$274,000,000
100,000,000	Interest in $600,000,000 joint repurchase agreement 0.10%, dated 7/31/2013 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $600,001,667 on 8/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2043 and the market value of those underlying securities was $615,522,534.	100,000,000
100,000,000	Repurchase agreement 0.10%, dated 7/31/2013 under which Pershing LLC will repurchase securities provided as collateral for $100,000,278 on 8/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 6/20/2063 and the market value of those underlying securities was $102,045,700.	100,000,000
	TOTAL REPURCHASE AGREEMENTS	474,000,000
	TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	7,140,037,501
	OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	3,470,309
	TOTAL NET ASSETS—100%	$7,143,507,810
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2013, these restricted securities amounted to $1,729,309,071, which represented 24.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2013, these liquid restricted securities amounted to $1,694,909,071, which represented 23.7% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2013.
Annual Shareholder Report
8

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
GTD	—Guaranteed
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IFA	—Industrial Finance Authority
LOC	—Letter of Credit
PCFA	—Pollution Control Finance Authority
PCRB	—Pollution Control Revenue Bond
PUTTERs	—Puttable Tax-Exempt Receipts
SPEARs	—Short Puttable Exempt Adjustable Receipts
VMTP	—Variable Rate MuniFund Term Preferred
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.002	0.002	0.002	0.017
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.002	0.002	0.002	0.017
Less Distributions:
Distributions from net investment income	(0.001)	(0.002)	(0.002)	(0.002)	(0.017)
Distributions from net realized gain on investments	(0.000)[1]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.001)	(0.002)	(0.002)	(0.002)	(0.017)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.13%	0.20%	0.20%	0.24%	1.73%
Ratios to Average Net Assets:
Net expenses	0.20%	0.20%	0.20%	0.20%	0.22%
Net investment income	0.14%	0.20%	0.20%	0.25%	1.66%
Expense waiver/reimbursement[3]	0.08%	0.08%	0.09%	0.09%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,925,798	$4,994,520	$6,333,286	$6,423,716	$8,831,803
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.015
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.015
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.015)
Distributions from net realized gain on investments	(0.000)[1]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.015)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.04%	1.48%
Ratios to Average Net Assets:
Net expenses	0.33%	0.39%	0.40%	0.41%	0.47%
Net investment income	0.01%	0.01%	0.01%	0.05%	1.49%
Expense waiver/reimbursement[3]	0.21%	0.15%	0.14%	0.13%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,719,825	$1,001,793	$989,380	$1,052,627	$2,138,614
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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11

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.001	0.001	0.001	0.016
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.001	0.001	0.001	0.016
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.001)	(0.001)	(0.001)	(0.016)
Distributions from net realized gain on investments	(0.000)[1]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.001)	(0.001)	(0.001)	(0.016)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.04%	0.10%	0.10%	0.14%	1.64%
Ratios to Average Net Assets:
Net expenses	0.29%	0.30%	0.30%	0.30%	0.30%
Net investment income	0.04%	0.10%	0.10%	0.16%	1.89%
Expense waiver/reimbursement[3]	0.09%	0.08%	0.09%	0.09%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$497,885	$547,326	$549,187	$662,048	$1,162,306
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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12

Statement of Assets and Liabilities
July 31, 2013
Assets:
Total investment in securities, at amortized cost and fair value		$7,140,037,501
Cash		739,309
Income receivable		1,757,755
Receivable for shares sold		1,661,804
TOTAL ASSETS		7,144,196,369
Liabilities:
Payable for shares redeemed	$270,015
Income distribution payable	133,164
Payable for custodian fees	54,071
Payable for transfer agent fee	20,763
Payable for portfolio accounting fees	31,390
Payable for shareholder services fee (Note 5)	134,386
Payable for account administration fee (Note 5)	21,352
Accrued expenses (Note 5)	23,418
TOTAL LIABILITIES		688,559
Net assets for 7,143,502,512 shares outstanding		$7,143,507,810
Net Assets Consist of:
Paid-in capital		$7,143,502,512
Accumulated net realized gain on investments		32,637
Distributions in excess of net investment income		(27,339)
TOTAL NET ASSETS		$7,143,507,810
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$4,925,798,155 ÷ 4,925,794,467 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$1,719,824,731 ÷ 1,719,823,480 shares outstanding, no par value, unlimited shares authorized		$1.00
Capital Shares:
$497,884,924 ÷ 497,884,565 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Year Ended July 31, 2013
Investment Income:
Interest			$26,403,274
Expenses:
Investment adviser fee (Note 5)		$15,533,678
Administrative fee (Note 5)		6,061,471
Custodian fees		267,376
Transfer agent fee		97,912
Directors'/Trustees' fees (Note 5)		34,730
Auditing fees		21,499
Legal fees		8,644
Portfolio accounting fees		188,036
Shareholder services fee (Note 5)		4,213,425
Account administration fee (Note 2)		461,577
Share registration costs		110,959
Printing and postage		57,486
Insurance premiums (Note 5)		19,027
Miscellaneous (Note 5)		59,300
TOTAL EXPENSES		27,135,120
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(6,532,743)
Waiver of administrative fee	(13,123)
Waiver of shareholder services fee	(1,936,889)
Reimbursement of shareholder services fee	(246,840)
TOTAL WAIVERS AND REIMBURSEMENT		(8,729,595)
Net expenses			18,405,525
Net investment income			7,997,749
Net realized gain on investments			39,961
Change in net assets resulting from operations			$8,037,710
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended July 31	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,997,749	$12,236,320
Net realized gain on investments	39,961	48,617
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,037,710	12,284,937
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(7,639,360)	(11,645,733)
Service Shares	(168,571)	(97,999)
Capital Shares	(207,464)	(500,192)
Distributions from net realized gain on investments
Institutional Shares	(13,225)	—
Service Shares	(3,171)	—
Capital Shares	(1,236)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,033,027)	(12,243,924)
Share Transactions:
Proceeds from sale of shares	73,035,757,124	65,112,987,626
Proceeds from shares issued in connection with the tax-free transfer of assets from Fifth Third Prime Money Market Fund	817,780,854	—
Net asset value of shares issued to shareholders in payment of distributions declared	4,798,594	7,444,136
Cost of shares redeemed	(73,258,471,361)	(66,448,687,714)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	599,865,211	(1,328,255,952)
Change in net assets	599,869,894	(1,328,214,939)
Net Assets:
Beginning of period	6,543,637,916	7,871,852,855
End of period (including distributions in excess of net investment income of $(27,339) and $(9,693), respectively)	$7,143,507,810	$6,543,637,916
See Notes which are an integral part of the Financial Statements
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15

Notes to Financial Statements
July 31, 2013
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Prime Value Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
On September 7, 2012, the Fund acquired all of the net assets of Fifth Third Prime Money Market Fund (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on September 5, 2012. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on August 1, 2012, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended July 31, 2013, are as follows:
Net investment income*	$7,923,113
Net realized gain on investments	$39,961
Net increase in net assets resulting from operations	$7,963,074
*	Net investment income includes $84,180 of pro forma additional expenses.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations as of July 31, 2013.
For every one share of Fifth Third Prime Money Market Fund's Institutional Shares, Class A Shares, Class B Shares and Class C Shares exchanged, a shareholder received one share of the Fund's Service Shares.
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The Fund received net assets from Fifth Third Prime Money Market Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Fifth Third Prime Money Market Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
817,780,854	$817,780,854	$7,891,938,895	$8,709,719,749
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of
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additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which is an agreement between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares and Capital Shares may bear shareholder services fees and account administration fees unique to those classes. For the year ended July 31, 2013, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Service Shares	$419,525
Capital Shares	42,052
TOTAL	$461,577
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at July 31, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
Devon Energy Corp., 0.341%, 8/27/2013	3/23/2013	$34,400,000	$34,400,000
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2013		2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	68,196,092,749	$68,196,092,749	60,407,351,721	$60,407,351,721
Shares issued to shareholders in payment of distributions declared	4,559,474	4,559,474	7,033,879	7,033,879
Shares redeemed	(68,269,376,070)	(68,269,376,070)	(61,752,817,740)	(61,752,817,740)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(68,723,847)	$(68,723,847)	(1,338,432,140)	$(1,338,432,140)
Year Ended July 31	2013		2012
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,032,171,466	$3,032,171,466	2,667,880,153	$2,667,880,153
Shares issued in connection with the tax-free transfer of assets from Fifth Third Prime Money Market Fund	817,780,854	817,780,854	—	—
Shares issued to shareholders in payment of distributions declared	95,944	95,944	64,742	64,742
Shares redeemed	(3,132,017,814)	(3,132,017,814)	(2,655,834,793)	(2,655,834,793)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	718,030,450	$718,030,450	12,110,102	$12,110,102
Year Ended July 31	2013		2012
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	1,807,492,909	$1,807,492,909	2,037,755,752	$2,037,755,752
Shares issued to shareholders in payment of distributions declared	143,176	143,176	345,515	345,515
Shares redeemed	(1,857,077,477)	(1,857,077,477)	(2,040,035,181)	(2,040,035,181)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(49,441,392)	$(49,441,392)	(1,933,914)	$(1,933,914)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	599,865,211	$599,865,211	(1,328,255,952)	$(1,328,255,952)
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4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2013 and 2012, was as follows:
	2013	2012
Ordinary income[1]	$8,032,857	$12,243,924
Long-term capital gains	$170	—
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2013, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$5,298
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2013, the Adviser voluntarily waived $6,532,743 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2013, FAS waived $13,123 of its fee. The net fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares and Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2013, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed	Service Fees Waived by Unaffiliated Third Parties
Service Shares	$3,785,047	$(238,143)	$(1,917,007)
Capital Shares	428,378	(8,697)	(19,882)
TOTAL	$4,213,425	$(246,840)	$(1,936,889)
For the year ended July 31, 2013, FSSC received $179 of fees paid by the Fund. For the year ended July 31, 2013, the Fund's institutional Shares did not incur a Service Fee.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.30% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2013, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $130,500,000 and $292,580,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
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6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be directly or indirectly comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2013, there were no outstanding loans. During the year ended July 31, 2013, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from or lend money to other participating affiliated funds. As of July 31, 2013, there were no outstanding loans. During the year ended July 31, 2013, the program was not utilized.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2013, the amount of long-term capital gains designated by the Fund was $170.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES the MONEY MARKET OBLIGATIONS TRUST AND THE SHAREHOLDERS OF FEDERATED PRIME VALUE OBLIGATIONS FUND:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Prime Value Obligations Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2013 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Prime Value Obligations Fund as of July 31, 2013, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 23, 2013
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2013 to July 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2013	Ending Account Value 7/31/2013	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.50	$0.99
Service Shares	$1,000	$1,000.00	$1.49[2]
Capital Shares	$1,000	$1,000.10	$1.44
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.80	$1.00
Service Shares	$1,000	$1,023.31	$1.51[2]
Capital Shares	$1,000	$1,023.36	$1.45
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.20%
Service Shares	0.30%
Capital Shares	0.29%
2	Actual and Hypothetical expenses paid during the period, utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.23 and $2.26, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Trust comprised 36 portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
In Memoriam - John F. Cunningham, Independent Trustee
With deep sadness, Federated announces the passing of John F. Cunningham, who served as an independent member of the Board of the Federated Fund Family since 1999. Mr. Cunningham's savvy business acumen and incisive intellect made him a powerful force on the Federated Fund Board. He was an advocate for shareholders and a respected colleague within the Federated family. Mr. Cunningham enjoyed an outstanding career in technology, having served as President and in other Senior Executive positions with leading companies in the industry. Federated expresses gratitude to Mr. Cunningham for his fine contributions as a Board member, colleague and friend. He will be greatly missed.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, and Associate General Secretary, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh; Board Member, Energy & Mineral Law Foundation.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler, CPA Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: November 1996	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since November 1996. Ms. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Paige M. Wilhelm Birth Date: May 28, 1962 Vice President Officer since: August 2006 Portfolio Manager since: April 1997	Principal Occupations: Paige M. Wilhelm has been the Fund's Portfolio Manager since April 1997. She is Vice President of the Trust with respect to the Fund. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.
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Evaluation and Approval of Advisory Contract–May 2013
Federated Prime Value Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
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The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were
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likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Prime Value Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N583
CUSIP 60934N575
CUSIP 60934N567
Q450527 (9/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2013
Share Class	Ticker
Institutional	TBIXX

Federated Tax-Free Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2013, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	78.7%
Municipal Notes	14.0%
Commercial Paper	7.4%
Other Assets and Liabilities—Net[2]	(0.1)%
TOTAL	100.0%
At July 31, 2013, the Fund's effective3 maturity schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	77.5%
8-30 Days	4.6%
31-90 Days	3.1%
91-180 Days	4.5%
181 Days or more	10.4%
Other Assets and Liabilities—Net[2]	(0.1)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2013
Principal Amount			Value
		SHORT-TERM MUNICIPALS—100.1%[1,2]
		Alabama—4.5%
$5,500,000		Alabama HFA MFH, (2000 Series A:Turtle Lake) Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC), 0.060%, 8/1/2013	$5,500,000
4,000,000	[3,4]	Alabama Special Care Facilities Financing Authority of Birmingham, Solar Eclipse (Series 2007-0046) Weekly VRDNs (Ascension Health Alliance Senior Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.060%, 8/1/2013	4,000,000
8,000,000	[3,4]	Birmingham, AL Waterworks & Sewer Board, Floater Certificates (Series 2008-2707) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.090%, 8/1/2013	8,000,000
14,465,000		Birmingham-St. Martin's, AL Special Care Facilities Financing Authority, (Series 2007) Weekly VRDNs (St. Martin's In The Pines)/(FHLB of Atlanta LOC), 0.080%, 8/1/2013	14,465,000
19,600,000		Daphne-Villa Mercy, AL Special Care Facilities Financing Authority, (Series 1997) Weekly VRDNs (Mercy Medical Center)/(Bank of America N.A. LOC), 0.070%, 8/7/2013	19,600,000
25,500,000		Mobile County, AL IDA Gulf Opportunity Zone, (Series 2011) Weekly VRDNs (SSAB Alabama, Inc.)/(Svenska Handelsbanken, Stockholm LOC), 0.090%, 8/1/2013	25,500,000
82,960,000		Mobile County, AL IDA, (Series 2010A: Recovery Zone Facility) Weekly VRDNs (SSAB Alabama, Inc.)/(Svenska Handelsbanken, Stockholm LOC), 0.090%, 8/1/2013	82,960,000
11,500,000		Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama Power Co.), 0.080%, 8/1/2013	11,500,000
20,000,000		Mobile, AL IDB, PCR (Series 2008: Gulf Opportunity Zone Bond), 0.58% TOBs (Alabama Power Co.), Mandatory Tender 9/13/2013	20,000,000
600,000		The Board of Trustees of the University of Alabama, (Series 2012-C) Weekly VRDNs (University of Alabama at Birmingham-University Hospital)/(PNC Bank, N.A. LOC), 0.060%, 8/1/2013	600,000
17,000,000		Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Citibank NA, New York LOC), 0.110%, 8/7/2013	17,000,000
10,000,000		Tuscaloosa County, AL IDA, (Series 2008C: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.060%, 8/7/2013	10,000,000
50,000,000		Tuscaloosa County, AL IDA, (Series 2011A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.110%, 8/7/2013	50,000,000
25,000,000		Tuscaloosa County, AL IDA, (Series 2011J: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.060%, 8/7/2013	25,000,000
Annual Shareholder Report
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Alabama—continued
$9,500,000		Tuscaloosa County, AL IDA, (Series 2011K: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.060%, 8/7/2013	$9,500,000
11,755,000		Tuscaloosa County, AL Port Authority, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Tuscaloosa Riverfront Development, LLC)/(FHLB of Atlanta LOC), 0.100%, 8/1/2013	11,755,000
5,430,000	[3,4]	University of South Alabama, Solar Eclipse (Series 2007-0023) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.060%, 8/1/2013	5,430,000
2,175,000		Washington County, AL IDA, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Bay Gas Storage Company, Ltd.)/ (UBS AG LOC), 0.060%, 8/7/2013	2,175,000
		TOTAL	322,985,000
		Alaska—0.5%
37,000,000		Anchorage, AK, 2.00% TANs, 9/17/2013	37,087,320
		Arizona—1.3%
21,885,000	[3,4]	Arizona State, Stage Trust (Series 2011-9C) Weekly VRDNs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 0.060%, 8/1/2013	21,885,000
4,000,000		Maricopa County, AZ, IDA Solid Waste Disposal, (Series 2009) Weekly VRDNs (DC Paloma 2 LLC)/(CoBank, ACB LOC), 0.080%, 8/1/2013	4,000,000
4,580,000		Phoenix, AZ IDA, (Series 2008) Weekly VRDNs (Southwestern College of Phoenix)/(Comerica Bank LOC), 0.100%, 8/1/2013	4,580,000
7,845,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, Floater Certificates (Series 2008-3284) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.090%, 8/1/2013	7,845,000
10,135,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, ROCs (Series 12276) Weekly VRDNs (Citibank NA, New York LIQ), 0.070%, 8/1/2013	10,135,000
3,345,000		Sierra Vista, AZ IDA, (Series 2001A) Weekly VRDNs (Mountain Steppes Properties LLC)/(FNMA LOC), 0.060%, 8/1/2013	3,345,000
28,500,000		Yavapai County, AZ IDA—Recovery Zone Facility, (Series 2010: Drake Cement Project) Weekly VRDNs (Skanon Investments, Inc.)/(Citibank NA, New York LOC), 0.100%, 8/1/2013	28,500,000
9,800,000		Yavapai County, AZ IDA Hospital Facilities, (Series 2008B) Weekly VRDNs (Northern Arizona Healthcare System, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.060%, 8/1/2013	9,800,000
		TOTAL	90,090,000
		Arkansas—0.3%
24,000,000		Pulaski County, AR Health Facilities Board, (Series 2000B) Weekly VRDNs (Catholic Health Initiatives)/(U.S. Bank, N.A. LIQ), 0.050%, 8/7/2013	24,000,000
Annual Shareholder Report
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—5.0%
$39,260,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Daily VRDNs (899 Charleston LLC)/(Bank of America N.A. LOC), 0.100%, 8/1/2013	$39,260,000
16,885,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Weekly VRDNs (Harker School)/(U.S. Bank, N.A. LOC), 0.080%, 8/7/2013	16,885,000
8,500,000		California Health Facilities Financing Authority, (Series 2009H) Weekly VRDNs (Dignity Health (Catholic Healthcare West))/(Wells Fargo Bank, N.A. LOC), 0.050%, 8/7/2013	8,500,000
10,000,000		California PCFA, (Series 2010) Weekly VRDNs (Athens Services)/(Wells Fargo Bank, N.A. LOC), 0.080%, 8/7/2013	10,000,000
3,100,000		California Statewide CDA MFH, (2010 Series B: Mountain View Apartments) Weekly VRDNs (Beaumont CA Leased Housing Associates I, LP)/(FHLMC LOC), 0.060%, 8/1/2013	3,100,000
19,045,000		California Statewide CDA, (Series 2004E), 0.18% CP (Kaiser Permanente), Mandatory Tender 8/1/2013	19,045,000
30,000,000		California Statewide CDA, (Series 2004I), 0.18% CP (Kaiser Permanente), Mandatory Tender 11/21/2013	30,000,000
6,500,000		California Statewide CDA, (Series 2005A: Sweetwater Union High School District) Weekly VRDNs (Plan Nine Partners LLC)/ (Union Bank, N.A. LOC), 0.090%, 8/1/2013	6,500,000
22,910,000		California Statewide CDA, (Series 2007) Weekly VRDNs (House Ear Institute)/(FHLB of San Francisco LOC), 0.070%, 8/1/2013	22,910,000
28,000,000		California Statewide CDA, (Series 2008B), 0.16% CP (Kaiser Permanente), Mandatory Tender 11/5/2013	28,000,000
10,000,000		California Statewide CDA, (Series 2009B-4), 0.19% CP (Kaiser Permanente), Mandatory Tender 10/1/2013	10,000,000
10,000,000		California Statewide CDA, (Series B-5), 0.19% CP (Kaiser Permanente), Mandatory Tender 10/8/2013	10,000,000
15,000,000	[3,4]	East Side Union High School District, CA, Stage Trust (Series 2012-17C), 0.32% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 1/9/2014	15,000,000
4,925,000		Elsinore Valley, CA Water and Sewer Facilities Corp., (Series 2011A) Weekly VRDNs (Elsinore Valley, CA Municipal Water District)/(Union Bank, N.A. LOC), 0.080%, 8/7/2013	4,925,000
35,000,000		Los Angeles County, CA, 2.00% TRANs, 6/30/2014	35,579,868
14,000,000	[3,4]	Los Angeles, CA CCD, ROCs (Series 11728) Weekly VRDNs (Citibank NA, New York LIQ), 0.060%, 8/1/2013	14,000,000
28,050,000	[3,4]	Los Angeles, CA Department of Water & Power (Electric/Power System), Eagles (Series 2013-0005) Weekly VRDNs (Citibank NA, New York LIQ), 0.070%, 8/1/2013	28,050,000
10,125,000	[3,4]	Orange County, CA Sanitation District, ROCs (Series 11738) Weekly VRDNs (Citibank NA, New York LIQ), 0.060%, 8/1/2013	10,125,000
8,685,000		Riverside County, CA Transportation Commission, (2009 Series C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.060%, 8/1/2013	8,685,000
Annual Shareholder Report
4

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$15,000,000		San Bernardino County, CA, (Series A), 2.00% TRANs, 6/30/2014	$15,248,515
10,000,000		San Francisco, CA City & County Redevelopment Agency Community Facilities District No. 7, (Series 2005A: Hunters Point Shipyard Phase One) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.080%, 8/1/2013	10,000,000
9,985,000	[3,4]	Santa Clara County, CA, Stage Trust (Series 2009-19C) Weekly VRDNs (Wells Fargo & Co. LIQ), 0.060%, 8/1/2013	9,985,000
4,500,000		Upland, CA Community Redevelopment Agency, (Series 2007) Weekly VRDNs (Sunset Ridge Apartments and Village Apartments)/(FHLB of San Francisco LOC), 0.070%, 8/7/2013	4,500,000
		TOTAL	360,298,383
		Colorado—0.8%
9,825,000		Aurora, CO, (Series 2008B) Weekly VRDNs (The Children's Hospital Association)/(U.S. Bank, N.A. LOC), 0.050%, 8/1/2013	9,825,000
3,350,000		Base Village, CO Metropolitan District No. 2, (Series 2008A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.080%, 8/1/2013	3,350,000
1,390,000		Colorado Health Facilities Authority, (Series 1998c-1) Weekly VRDNs (Developmental Disabilities Center)/(JPMorgan Chase Bank, N.A. LOC), 0.160%, 8/1/2013	1,390,000
16,845,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-493) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.070%, 8/1/2013	16,845,000
8,755,000		Traer Creek Metropolitan Distirct, CO, (Series 2002) Weekly VRDNs (BNP Paribas SA LOC), 0.760%, 8/7/2013	8,755,000
15,800,000		Traer Creek Metropolitan Distirct, CO, (Series 2004) Weekly VRDNs (BNP Paribas SA LOC), 0.760%, 8/7/2013	15,800,000
		TOTAL	55,965,000
		Connecticut—0.9%
14,000,000	[3,4]	Connecticut State Health & Educational Facilities, Eagles (Series 720053031) Weekly VRDNs (Yale University)/(Citibank NA, New York LIQ), 0.060%, 8/1/2013	14,000,000
52,446,000		Hartford County, CT Metropolitan District, 2.00% BANs, 3/25/2014	53,056,878
		TOTAL	67,056,878
		District of Columbia—0.9%
3,800,000		District of Columbia Revenue, (Series 1999) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.110%, 8/2/2013	3,800,000
4,625,000		District of Columbia Revenue, (Series 2006) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.060%, 8/1/2013	4,625,000
4,700,000		District of Columbia Revenue, (Series 2008) Daily VRDNs (American University)/(JPMorgan Chase Bank, N.A. LOC), 0.060%, 8/1/2013	4,700,000
Annual Shareholder Report
5

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		District of Columbia—continued
$12,625,000	[3,4]	District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2007-0056) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.060%, 8/1/2013	$12,625,000
14,185,000	[3,4]	District of Columbia Water & Sewer Authority, Stage Trust (Series 2008-21C) Weekly VRDNs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.060%, 8/1/2013	14,185,000
26,665,000	[3,4]	Washington, DC Convention Center Authority, Floater Certificates (Series 2006-1606) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Credit Suisse, Zurich LIQ), 0.060%, 8/1/2013	26,665,000
		TOTAL	66,600,000
		Florida—7.4%
49,990,000		Alachua County, FL Health Facilities Authority, (Series 2008A), 0.14% CP (Shands Healthcare)/(Bank of America N.A. LOC), Mandatory Tender 8/8/2013	49,990,000
28,375,000	[3,4]	Broward County, FL, Clipper Tax-Exempt Certificates Trust (Series 2009-55) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.090%, 8/1/2013	28,375,000
1,500,000		Capital Trust Agency, FL, (Series 2008A) Weekly VRDNs (Atlantic Housing Foundation Properties)/(FNMA LOC), 0.060%, 8/1/2013	1,500,000
18,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida Non-AMT) (Series 2009-83) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.060%, 8/1/2013	18,000,000
9,750,000		Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 0.070%, 8/7/2013	9,750,000
6,555,000		Florida Higher Educational Facilities Financing Authority, (Series 2008) Weekly VRDNs (Ringling College of Art and Design, Inc.)/(PNC Bank, N.A. LOC), 0.050%, 8/7/2013	6,555,000
15,865,000	[3,4]	Florida State Board of Education, P-FLOATs (Series PZ-198) Weekly VRDNs (Florida State)/(Wells Fargo Bank, N.A. LIQ), 0.080%, 8/1/2013	15,865,000
2,000,000		Florida State Municipal Power Agency, (Series 2008C) Daily VRDNs (Bank of America N.A. LOC), 0.080%, 8/1/2013	2,000,000
4,705,000	[3,4]	Florida State, MERLOTS (Series 2008-C07), 0.250% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 1/8/2014	4,705,000
12,900,000		Manatee County, FL, Pollution Control Refunding Revenue Bonds (Series 1994) Daily VRDNs (Florida Power & Light Co.), 0.060%, 8/1/2013	12,900,000
1,500,000		Orange County, FL School Board, COP (Series 2008C) Weekly VRDNs (Bank of America N.A. LOC), 0.050%, 8/1/2013	1,500,000
57,700,000	[3,4]	Orange County, FL, Health Facilities Authority, SPEARs (Series DBE-1071) Weekly VRDNs (Orlando Health, Inc.)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 8/1/2013	57,700,000
113,750,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0081) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.080%, 8/1/2013	113,750,000
Annual Shareholder Report
6

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Florida—continued
$22,600,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0145) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.070%, 8/1/2013	$22,600,000
80,345,000	[3,4]	Palm Beach County, FL School Board, PUTTERs (Series 4078) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.060%, 8/1/2013	80,345,000
15,100,000		Pinellas County, FL Health Facility Authority, (Series 2009A-1) Daily VRDNs (Baycare Health System)/(U.S. Bank, N.A. LOC), 0.060%, 8/1/2013	15,100,000
10,000,000		Pinellas County, FL Health Facility Authority, (Series 2009A-2) Weekly VRDNs (Baycare Health System)/(Northern Trust Co., Chicago, IL LOC), 0.060%, 8/1/2013	10,000,000
64,800,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.080%, 8/1/2013	64,800,000
1,000,000		Sunshine State Governmental Finance Commission, FL, (Series 2011C) Weekly VRDNs (Miami-Dade County, FL)/(JPMorgan Chase Bank, N.A. LOC), 0.060%, 8/1/2013	1,000,000
11,625,000		Sunshine State Governmental Finance Commission, FL, Callable Tax-Exempt Notes (Series H), 0.17% CP (Orlando, FL)/(JPMorgan Chase Bank, N.A. LIQ), Mandatory Tender 10/9/2013	11,625,000
10,000,000		Tampa, FL, (Baycare Health System), Health System Revenue Bonds MVRENs (Series 2012B), 0.160%, 8/1/2013	10,000,000
		TOTAL	538,060,000
		Georgia—1.9%
5,995,000		Bartow County, GA Development Authority, (Series 2010) Weekly VRDNs (VMC Specialty Alloys LLC)/(Comerica Bank LOC), 0.070%, 8/1/2013	5,995,000
10,000,000		Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Lumpkin Park Partners, Ltd.)/(FHLMC LOC), 0.110%, 8/1/2013	10,000,000
1,920,000		Columbus, GA Development Authority, (Series 2009) Weekly VRDNs (Foundation Properties, Inc.)/(FHLB of Atlanta LOC), 0.110%, 8/1/2013	1,920,000
1,920,000		DeKalb County, GA Development Authority, (Series 2007) Weekly VRDNs (Sophia Academy, Inc.)/(FHLB of Atlanta LOC), 0.110%, 8/1/2013	1,920,000
1,600,000		Fulton County, GA Development Authority, (Series 2001) Weekly VRDNs (Alpharetta Christian Academy, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.160%, 8/1/2013	1,600,000
53,145,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thuringen LIQ), 0.090%, 8/7/2013	53,145,000
5,970,000	[3,4]	Georgia State, GS Trust (Series 2006-85TP), 0.19% TOBs (Wells Fargo & Co. LIQ), Optional Tender 12/13/2013	5,970,000
10,390,000		Glynn-Brunswick, GA Hospital Authority, (Series 2008) Weekly VRDNs (Southeast Georgia Health System, Inc.)/(Branch Banking & Trust Co. LOC), 0.060%, 8/1/2013	10,390,000
Annual Shareholder Report
7

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Georgia—continued
$46,010,000		Main Street Gas, Inc., (Series 2010A) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.060%, 8/1/2013	$46,010,000
1,290,000		Savannah, GA EDA, (Series 2007) Weekly VRDNs (Savannah Country Day School)/(Branch Banking & Trust Co. LOC), 0.060%, 8/1/2013	1,290,000
		TOTAL	138,240,000
		Hawaii—0.1%
10,315,000	[3,4]	University of Hawaii, Stage Trust (Series 2008-11C) Weekly VRDNs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.060%, 8/1/2013	10,315,000
		Idaho—0.4%
27,325,000	[3,4]	Boise State University, Solar Eclipse (Series 2007-0002) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.060%, 8/1/2013	27,325,000
		Illinois—9.9%
12,410,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 2006) Weekly VRDNs (Covey at Fox Valley Apartments)/(FNMA LOC), 0.060%, 8/1/2013	12,410,000
28,345,000		Canton, IL, (Series 2009) Weekly VRDNs (Graham Hospital Association)/(BMO Harris Bank, N.A. LOC), 0.080%, 8/1/2013	28,345,000
3,700,000		Chicago, IL MFH Revenue, (Series 2012) Weekly VRDNs (Churchview Manor Senior Apartments)/(BMO Harris Bank, N.A. LOC), 0.100%, 8/1/2013	3,700,000
6,910,000		Chicago, IL Midway Airport, Second Lien Revenue Bonds (Series 2004D) Weekly VRDNs (Bank of Montreal LOC), 0.060%, 8/1/2013	6,910,000
10,895,000	[3,4]	Chicago, IL O'Hare International Airport, SPEARs (Series DBE-534) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.070%, 8/1/2013	10,895,000
17,000,000	[3,4]	Chicago, IL Water Revenue, Clipper Tax-Exempt Certificates Trust (Series 2012-1A) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.060%, 8/1/2013	17,000,000
8,009,000		Chicago, IL, (Series D-2), 0.18% CP (Chicago, IL O'Hare International Airport)/(BMO Harris Bank, N.A. LOC), Mandatory Tender 9/18/2013	8,009,000
5,175,000		Freeport, IL, (Series 2001) Weekly VRDNs (Freeport Regional Health Care Foundation)/(U.S. Bank, N.A. LOC), 0.080%, 8/1/2013	5,175,000
33,200,000		Illinois Development Finance Authority IDB Weekly VRDNs (Lyric Opera of Chicago)/(BMO Harris Bank, N.A., JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LOCs), 0.060%, 8/7/2013	33,200,000
600,000		Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Ada S. McKInley Community Services, Inc.)/(BMO Harris Bank, N.A. LOC), 0.260%, 8/1/2013	600,000
6,500,000		Illinois Development Finance Authority, (Series 2002) Weekly VRDNs (St. Ignatius College Prep.)/(PNC Bank, N.A. LOC), 0.080%, 8/7/2013	6,500,000
18,200,000		Illinois Development Finance Authority, Revenue Bonds Weekly VRDNs (Chicago Theatre Group Inc.)/(JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LOCs), 0.060%, 8/7/2013	18,200,000
Annual Shareholder Report
8

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Illinois—continued
$7,000,000		Illinois Finance Authority, (Advocate Health Care Network), Revenue Bonds MVRENs (Series 2011B), 0.180%, 8/1/2013	$7,000,000
15,000,000		Illinois Finance Authority, (Series 1999 C) Weekly VRDNs (Resurrection Health Care Corp.)/(Barclays Bank PLC LOC), 0.070%, 8/1/2013	15,000,000
23,585,000		Illinois Finance Authority, (Series 2005 B) Daily VRDNs (Resurrection Health Care Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.060%, 8/1/2013	23,585,000
4,540,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Clearbrook Corp.)/(BMO Harris Bank, N.A. LOC), 0.090%, 8/1/2013	4,540,000
24,135,000		Illinois Finance Authority, (Series 2008A) Weekly VRDNs (Bradley University)/(Northern Trust Co., Chicago, IL LOC), 0.050%, 8/1/2013	24,135,000
62,700,000		Illinois Finance Authority, (Series 2008C) Weekly VRDNs (Elmhurst Memorial Healthcare)/(RBS Citizens Bank N.A. LOC), 0.070%, 8/7/2013	62,700,000
92,900,000		Illinois Finance Authority, (Series 2008C-1) Weekly VRDNs (Advocate Health Care Network)/(JPMorgan Chase Bank, N.A. LIQ), 0.060%, 8/7/2013	92,900,000
38,775,000		Illinois Finance Authority, (Series 2008C-2B) Weekly VRDNs (Advocate Health Care Network)/(JPMorgan Chase Bank, N.A. LIQ), 0.060%, 8/7/2013	38,775,000
12,500,000		Illinois Finance Authority, (Series 2009C) Weekly VRDNs (Carle Foundation)/(Northern Trust Co., Chicago, IL LOC), 0.060%, 8/1/2013	12,500,000
12,900,000		Illinois Finance Authority, (Series 2012) Weekly VRDNs (Illinois Wesleyan University)/(PNC Bank, N.A. LOC), 0.060%, 8/1/2013	12,900,000
9,885,000	[3,4]	Illinois Finance Authority, Stage Trust (Series 2009-9C) Weekly VRDNs (OSF Health Care Systems)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.060%, 8/1/2013	9,885,000
26,955,000	[3,4]	Illinois Finance Authority, Stage Trust (Series 2011-103C), 0.32% TOBs (Advocate Health Care Network)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 1/9/2014	26,955,000
9,995,000	[3,4]	Illinois Finance Authority, Stage Trust (Series 2012-99C), 0.37% TOBs (Advocate Health Care Network)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 11/14/2013	9,995,000
1,800,000		Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program (Series 1985F) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.160%, 8/7/2013	1,800,000
12,000,000		Illinois International Port District, (Series 2003) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.060%, 8/2/2013	12,000,000
27,245,000	[3,4]	Illinois Municipal Electric Agency, Solar Eclipse (Series 2006-0098) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.060%, 8/1/2013	27,245,000
12,000,000		Illinois State Toll Highway Authority, (2007 Series A-1b) Weekly VRDNs (PNC Bank, N.A. LOC), 0.040%, 8/1/2013	12,000,000
Annual Shareholder Report
9

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Illinois—continued
$16,600,000		Illinois State Toll Highway Authority, (2007 Series A-2a) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.040%, 8/1/2013	$16,600,000
20,000,000		Illinois State Toll Highway Authority, (2007 Series A-2c) Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 0.040%, 8/1/2013	20,000,000
25,000,000		Illinois State, (Series of June 2013), 4.00% Bonds (Assured Guaranty Municipal Corp. INS), 7/1/2014	25,804,274
27,110,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DB-433) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 8/1/2013	27,110,000
20,160,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-442) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.070%, 8/1/2013	20,160,000
11,040,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-453) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.070%, 8/1/2013	11,040,000
31,575,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-476) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.070%, 8/1/2013	31,575,000
13,770,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-607) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.070%, 8/1/2013	13,770,000
6,995,000		Southwestern Illinois Development Authority, (Series 2010) Weekly VRDNs (Molinero, Inc.)/(BMO Harris Bank, N.A. LOC), 0.070%, 8/1/2013	6,995,000
		TOTAL	717,913,274
		Indiana—1.8%
1,510,000		Dekko Foundation Educational Facilities Tax Exempt Income Trust, (Series 1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.160%, 8/1/2013	1,510,000
10,000,000		Indiana Development Finance Authority, (Series 2012) Weekly VRDNs (Archer-Daniels-Midland Co.), 0.060%, 8/7/2013	10,000,000
12,230,000		Indiana State Finance Authority (Hospital Revenue Bonds), (Series 2011D) Weekly VRDNs (Indiana University Health Obligated Group)/(Northern Trust Co., Chicago, IL LOC), 0.040%, 8/7/2013	12,230,000
14,000,000		Indiana State Finance Authority (Hospital Revenue Bonds), (Series 2011E) Weekly VRDNs (Indiana University Health Obligated Group)/(Bank of America N.A. LOC), 0.040%, 8/7/2013	14,000,000
12,000,000	[3,4]	Indiana State Finance Authority (Hospital Revenue Bonds), RBC Muni Trust (Series E-23) Weekly VRDNs (Indiana University Health Obligated Group)/(Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.060%, 8/1/2013	12,000,000
4,590,000		Indiana State Finance Authority, (Series 2009-C) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(BMO Harris Bank, N.A. LOC), 0.090%, 8/1/2013	4,590,000
Annual Shareholder Report
10

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Indiana—continued
$4,465,000		Indiana State Finance Authority, (Series 2009B) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(BMO Harris Bank, N.A. LOC), 0.070%, 8/1/2013	$4,465,000
35,500,000		Indiana State Finance Authority, (Series 2012B) Weekly VRDNs (Ohio Valley Electric Corp.)/(Sumitomo Mitsui Banking Corp. LOC), 0.050%, 8/1/2013	35,500,000
10,000,000		Indiana State Finance Authority, (Series 2012C) Weekly VRDNs (Ohio Valley Electric Corp.)/(Bank of Nova Scotia, Toronto LOC), 0.050%, 8/1/2013	10,000,000
12,425,000	[3,4]	Indiana State Finance Authority, Stage Trust (Series 2012-96C), 0.37% TOBs (Community Health Network)/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LOC), Optional Tender 11/14/2013	12,425,000
6,500,000		Jasper County, IN EDA, (Series 2010C) Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.090%, 8/1/2013	6,500,000
9,975,000		Valparaiso, IN EDRB, (Series 2008) Weekly VRDNs (Pines Village Retirement Community, Inc.)/(Bank of America N.A. LOC), 0.130%, 8/1/2013	9,975,000
		TOTAL	133,195,000
		Iowa—1.4%
12,305,000		Iowa Finance Authority, (Series 2006) Weekly VRDNs (Unity Healthcare)/(Bank of America N.A. LOC), 0.060%, 8/1/2013	12,305,000
12,000,000		Iowa Finance Authority, (Series 2012) Weekly VRDNs (Archer-Daniels-Midland Co.), 0.060%, 8/7/2013	12,000,000
23,500,000		Iowa Finance Authority, Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs (Cargill, Inc.), 0.100%, 8/1/2013	23,500,000
13,900,000		Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Series 2011) Weekly VRDNs (Archer-Daniels-Midland Co.), 0.040%, 8/7/2013	13,900,000
40,000,000		Iowa Higher Education Loan Authority, (Series 2008) Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LIQ), 0.060%, 8/1/2013	40,000,000
		TOTAL	101,705,000
		Kansas—0.3%
3,800,000		Salina, KS, (Series 2013-1), 1.00% BANs, 8/1/2014	3,820,730
5,400,000		Shawnee, KS, (Series 2008A) Weekly VRDNs (Pinegate West Associates LP)/(BMO Harris Bank, N.A. LOC), 0.060%, 8/1/2013	5,400,000
10,195,000		Unified Government of Wyandotte County/Kansas City, KS, (Series 1993) Weekly VRDNs (Wood View Apartments)/(FHLMC LOC), 0.060%, 8/1/2013	10,195,000
		TOTAL	19,415,730
		Kentucky—0.8%
10,415,000		Boyle County, KY, (Series 2006) Weekly VRDNs (Ephraim McDowell Health Project)/(Branch Banking & Trust Co. LOC), 0.050%, 8/1/2013	10,415,000
Annual Shareholder Report
11

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Kentucky—continued
$16,000,000		Kentucky EDFA, (Catholic Health Initiatives), MVRENs (Series 2011B-2), 0.160%, 8/1/2013	$16,000,000
13,000,000		Kentucky EDFA, (Catholic Health Initiatives), MVRENs (Series 2011B-3), 0.160%, 8/1/2013	13,000,000
15,000,000		Pikeville, KY, (Series 2013), 1.00% BANs (Pikeville Medical Center, Inc.), 3/1/2014	15,058,991
3,475,000		Williamstown, KY, (2008 Series A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.060%, 8/2/2013	3,475,000
		TOTAL	57,948,991
		Louisiana—4.0%
25,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.150%, 8/7/2013	25,000,000
13,985,000	[3,4]	Lafayette, LA, Stage Trust (Series 2012-14C), 0.37% TOBs (Lafayette Consolidated Government)/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LOC), Optional Tender 11/1/2013	13,985,000
3,860,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.100%, 8/7/2013	3,860,000
3,350,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Christ Episcopal Church in Covington)/(FHLB of Dallas LOC), 0.100%, 8/7/2013	3,350,000
30,000,000		Louisiana Public Facilities Authority, (Series 2007A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.070%, 8/1/2013	30,000,000
20,900,000		Louisiana Public Facilities Authority, (Series 2008) Daily VRDNs (Dynamic Fuels, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.050%, 8/1/2013	20,900,000
12,125,000		Louisiana Public Facilities Authority, (Series 2008) Weekly VRDNs (Coca-Cola Bottling Co.)/(U.S. Bank, N.A. LOC), 0.060%, 8/1/2013	12,125,000
20,925,000	[3,4]	Louisiana Public Facilities Authority, Solar Eclipse (Series 2007-0042) Weekly VRDNs (Tulane University, LA)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.060%, 8/1/2013	20,925,000
15,235,000	[3,4]	Louisiana State Gas & Fuels Second Lien, PUTTERs (Series 2378) Weekly VRDNs (Deutsche Bank AG LIQ), 0.080%, 8/1/2013	15,235,000
103,000,000	[3,4]	Louisiana State Gas & Fuels Second Lien, ROCs (Series 660) Weekly VRDNs (Citibank NA, New York LIQ), 0.060%, 8/1/2013	103,000,000
37,830,000	[3,4]	Louisiana State Gas & Fuels Second Lien, Stage Trust (Series 2008—6C) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.060%, 8/1/2013	37,830,000
5,400,000		New Orleans, LA IDB, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (521 Tchoupitoulas Street LLC)/(FHLB of Dallas LOC), 0.090%, 8/1/2013	5,400,000
		TOTAL	291,610,000
Annual Shareholder Report
12

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Maine—0.4%
$3,355,000	[3,4]	Maine Health & Higher Educational Facilities Authority, Solar Eclipse (Series 2007-0104) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.060%, 8/1/2013	$3,355,000
21,565,000		Maine State Housing Authority, (Series 2008H) Daily VRDNs (Bank of New York Mellon LIQ), 0.060%, 8/1/2013	21,565,000
		TOTAL	24,920,000
		Maryland—2.1%
7,450,000		Baltimore County, MD MFH, (Series 2004) Weekly VRDNs (Quail Ridge Apartments)/(FNMA LOC), 0.060%, 8/1/2013	7,450,000
62,600,000		Baltimore County, MD, (Series 2013), 1.50% BANs, 2/24/2014	63,046,948
3,280,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.110%, 8/6/2013	3,280,000
20,100,000		Maryland Community Development Administration—Residential Revenue, (Series 2007J) Daily VRDNs (TD Bank, N.A. LIQ), 0.050%, 8/1/2013	20,100,000
22,050,000		Maryland Community Development Administration—Residential Revenue, (Series 2007M) Daily VRDNs (TD Bank, N.A. LIQ), 0.050%, 8/1/2013	22,050,000
1,037,500		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.110%, 8/6/2013	1,037,500
32,800,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2010) Weekly VRDNs (Stevenson University, MD)/(Bank of America N.A. LOC), 0.060%, 8/1/2013	32,800,000
1,464,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I) Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.160%, 8/6/2013	1,464,000
3,170,000		Washington County, MD, (Series 2000) Weekly VRDNs (YMCA of Hagerstown, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.110%, 8/2/2013	3,170,000
		TOTAL	154,398,448
		Massachusetts—1.3%
10,000,000	[3,4]	Commonwealth of Massachusetts, MERLOTS (Series 2006-B30), 0.19% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 10/9/2013	10,000,000
20,000,000	[3,4]	Commonwealth of Massachusetts, Municipal Securities Trust Receipts (Series 2008-SGC-51) Weekly VRDNs (Societe Generale, Paris LIQ), 0.080%, 8/1/2013	20,000,000
18,000,000		Massachusetts Bay Transportation Authority General Transportation System, (Series B), 0.13% CP (Sumitomo Mitsui Banking Corp. LIQ), Mandatory Tender 10/7/2013	18,000,000
8,000,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, 7 Month Window MVRENs (Series 2010A), 0.150%, 8/1/2013	8,000,000
Annual Shareholder Report
13

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Massachusetts—continued
$640,000		Massachusetts HEFA, (Series 2009) Weekly VRDNs (CIL Realty of Massachusetts)/(HSBC Bank USA, N.A. LOC), 0.060%, 8/1/2013	$640,000
34,000,000		Massachusetts HEFA, (Series I-2) Weekly VRDNs (Partners Healthcare Systems)/(U.S. Bank, N.A. LIQ), 0.050%, 8/1/2013	34,000,000
5,905,000		University of Massachusetts Building Authority, MA, (Commonwealth of Massachusetts), MVRENs (Series 2011-2), 0.150%, 8/1/2013	5,905,000
		TOTAL	96,545,000
		Michigan—3.3%
9,820,000		Grand Rapids, MI EDR, (Series 2007) Weekly VRDNs (MapleCreek)/(Comerica Bank LOC), 0.100%, 8/1/2013	9,820,000
34,850,000		Jackson County, MI Hospital Finance Authority, (Series 2011A) Weekly VRDNs (Allegiance Health)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 8/1/2013	34,850,000
5,750,000		Kent Hospital Finance Authority, MI, (Series 2008B-3) Weekly VRDNs (Spectrum Health)/(Wells Fargo Bank, N.A. LIQ), 0.050%, 8/7/2013	5,750,000
13,500,000		Michigan Finance Authority, (Series 2012B-1), 2.00% RANs, 8/20/2013	13,511,610
65,000,000		Michigan Finance Authority, (Series 2012B-2), 2.00% RANs (JPMorgan Chase Bank, N.A. LOC), 8/20/2013	65,058,366
2,955,000		Michigan Finance Authority, Healthcare Equipment Loan (Series D) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.070%, 8/1/2013	2,955,000
4,915,000		Michigan Higher Education Facilities Authority, (Series 2006) Weekly VRDNs (Albion College)/(JPMorgan Chase Bank, N.A. LOC), 0.050%, 8/1/2013	4,915,000
4,200,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Adrian College)/(Comerica Bank LOC), 0.110%, 8/1/2013	4,200,000
5,105,000		Michigan Higher Education Facilities Authority, (Series 2008B) Weekly VRDNs (Thomas M Cooley Law School)/(FHLB of Boston LOC), 0.050%, 8/1/2013	5,105,000
8,660,000		Michigan State Financial Authority, (Ascension Health Credit Group), MVRENs (Subseries F-6), 0.150%, 8/1/2013	8,660,000
9,735,000		Michigan State Financial Authority, (Ascension Health Credit Group), MVRENs (Subseries F-7), 0.150%, 8/1/2013	9,735,000
7,100,000		Michigan State Financial Authority, (Ascension Health Credit Group), MVRENs (Subseries F-8), 0.150%, 8/1/2013	7,100,000
1,000,000	[3,4]	Michigan State Hospital Financial Authority, ROCs (Series 14016) Weekly VRDNs (Ascension Health Alliance Subordinate Credit Group)/(Citibank NA, New York LIQ), 0.070%, 8/1/2013	1,000,000
6,600,000		Michigan State Housing Development Authority, (Series 2000) Weekly VRDNs (JAS Nonprofit Housing Corp. VI)/(JPMorgan Chase Bank, N.A. LOC), 0.060%, 8/1/2013	6,600,000
3,415,000		Michigan State Housing Development Authority, (Series 2002A) Weekly VRDNs (Ponds Taylor Limited Dividend Housing Association LLC)/(FNMA LOC), 0.050%, 8/1/2013	3,415,000
Annual Shareholder Report
14

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Michigan—continued
$6,220,000	Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Lutheran Social Services of Michigan)/(Comerica Bank LOC), 0.100%, 8/1/2013	$6,220,000
4,630,000	Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Detroit Public Television)/(Comerica Bank LOC), 0.070%, 8/1/2013	4,630,000
900,000	Michigan State Strategic Fund, Revenue Bond Weekly VRDNs (YMCA of Metropolitan Detroit)/(JPMorgan Chase Bank, N.A. LOC), 0.070%, 8/1/2013	900,000
7,000,000	Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.070%, 8/1/2013	7,000,000
2,000,000	Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Wedgwood Christian Services)/(Bank of America N.A. LOC), 0.060%, 8/1/2013	2,000,000
32,975,000	Michigan Strategic Fund, (Series 2010) Weekly VRDNs (Kroger Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.060%, 8/1/2013	32,975,000
895,000	Michigan Strategic Fund, (Series 2011) Weekly VRDNs (Greenpath, Inc.)/(PNC Bank, N.A. LOC), 0.060%, 8/1/2013	895,000
3,245,000	Southfield, MI EDC, (Series 2001) Weekly VRDNs (Lawrence Technological University)/(JPMorgan Chase Bank, N.A. LOC), 0.060%, 8/7/2013	3,245,000
1,300,000	Wayne County, MI Airport Authority, (Series 2010F) Weekly VRDNs (Detroit Metropolitan Wayne County Airport)/(JPMorgan Chase Bank, N.A. LOC), 0.110%, 8/7/2013	1,300,000
	TOTAL	241,839,976
	Minnesota—1.5%
4,855,000	Bloomington, MN, (Series 2008) Weekly VRDNs (Presbyterian Homes, Inc.)/(FHLMC LOC), 0.050%, 8/1/2013	4,855,000
9,000,000	East Grand Forks, MN Solid Waste Disposal, (Series 2009) Weekly VRDNs (American Crystal Sugar Co.)/(CoBank, ACB LOC), 0.070%, 8/1/2013	9,000,000
6,000,000	Little Falls, MN ISD 482, (Series 2012A), 1.50% TANs (GTD by Minnesota State), 9/27/2013	6,010,734
16,610,000	Minneapolis, MN, Housing Development Refunding Revenue Bonds (Series 1988) Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.040%, 8/1/2013	16,610,000
12,260,000	Minneapolis, MN, Variable Rate Housing Revenue Bonds Weekly VRDNs (One Ten Grant Project)/(FNMA LOC), 0.060%, 8/1/2013	12,260,000
2,450,000	Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2009B-1) Daily VRDNs (Allina Health System, MN)/(JPMorgan Chase Bank, N.A. LOC), 0.060%, 8/1/2013	2,450,000
20,345,000	Minnesota State Higher Education Facility Authority, (Series Five-N2) Weekly VRDNs (College of Saint Catherine)/(U.S. Bank, N.A. LOC), 0.060%, 8/1/2013	20,345,000
3,470,000	Minnesota State Higher Education Facility Authority, (Series Six-E2) Weekly VRDNs (Hamline University of Minnesota)/(BMO Harris Bank, N.A. LOC), 0.060%, 8/1/2013	3,470,000
Annual Shareholder Report
15

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Minnesota—continued
$2,655,000		New Hope, MN, (Series 2003A) Weekly VRDNs (Broadway Lanel)/(FNMA LOC), 0.050%, 8/1/2013	$2,655,000
4,560,000		Plymouth, MN, (Series 2003) Weekly VRDNs (Parkside Apartments)/(FNMA LOC), 0.050%, 8/1/2013	4,560,000
8,700,000		Rochester, MN Health Care Facility Authority, (Series B) Weekly VRDNs (Mayo Clinic)/(Northern Trust Co., Chicago, IL LIQ), 0.040%, 8/7/2013	8,700,000
1,385,000		Shakopee, MN Hospital Finance Authority Weekly VRDNs (St. Francis Regional Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.060%, 8/1/2013	1,385,000
3,000,000		South St. Paul, MN ISD No. 006, (Series 2012B), 0.80% TANs (GTD by Minnesota State), 9/27/2013	3,002,381
3,900,000		St. Cloud, MN ISD No. 742, (Series 2012B), 1.50% TANs (GTD by Minnesota State), 8/13/2013	3,901,534
1,000,000		St. Cloud, MN ISD No. 742, (Series B), 0.65% TANs (GTD by Minnesota State), 8/8/2014	1,001,990
5,000,000		St. Francis, MN ISD#015, (Series B), 1.50% TANs (GTD by Minnesota State), 9/7/2013	5,006,163
4,965,000		St. Paul, MN Housing & Redevelopment Authority, (Series 2009C) Weekly VRDNs (Allina Health System, MN)/(Wells Fargo Bank, N.A. LOC), 0.040%, 8/1/2013	4,965,000
		TOTAL	110,177,802
		Mississippi—0.3%
6,175,000		Mississippi Business Finance Corp., (Series 2008) Weekly VRDNs (Horn Island Realty LLC)/(Wells Fargo Bank, N.A. LOC), 0.160%, 8/1/2013	6,175,000
12,230,000	[3,4]	Mississippi Development Bank, Solar Eclipse (Series 2006-0153) Weekly VRDNs (Jackson, MS)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.060%, 8/1/2013	12,230,000
		TOTAL	18,405,000
		Missouri—1.7%
8,270,000		Golden Valley, MO Memorial Hospital District, (Series 2006) Weekly VRDNs (UMB Bank, N.A. LOC), 0.160%, 8/1/2013	8,270,000
11,675,000		Kansas City, MO, H. Roe Bartle Convention Center (Series 2008E) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.050%, 8/7/2013	11,675,000
20,865,000		Kansas City, MO, H. Roe Bartle Convention Center (Series 2008F) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.050%, 8/7/2013	20,865,000
12,795,000	[3,4]	Missouri Joint Municipal Electric Utility Commission, PUTTERs (Series 4133) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.090%, 8/1/2013	12,795,000
6,000,000		Missouri State HEFA, (Series B-2) Daily VRDNs (Saint Louis University)/(Bank of America N.A. LOC), 0.060%, 8/1/2013	6,000,000
Annual Shareholder Report
16

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Missouri—continued
$25,585,000	[3,4]	Missouri State HEFA, Stage Trust (Series 2012-107C), 0.37% TOBs (Mercy Health Systems)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 12/5/2013	$25,585,000
26,000,000		Southwest City, MO IDA, (Series 2009) Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.070%, 8/1/2013	26,000,000
9,000,000		St. Joseph, MO IDA, (Series 2009A) Weekly VRDNs (Heartland Regional Medical Center)/(Bank of Montreal LOC), 0.040%, 8/7/2013	9,000,000
		TOTAL	120,190,000
		Nebraska—1.5%
97,180,000		Central Plains Energy Project, (Project #2) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.060%, 8/1/2013	97,180,000
10,000,000		Washington County, NE, (Series 2010) Weekly VRDNs (Cargill, Inc.), 0.090%, 8/1/2013	10,000,000
		TOTAL	107,180,000
		Nevada—1.9%
6,500,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 D-1) Weekly VRDNs (Citibank NA, New York LOC), 0.060%, 8/7/2013	6,500,000
59,850,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 D-3) Weekly VRDNs (Bank of America N.A. LOC), 0.060%, 8/7/2013	59,850,000
28,500,000	[3,4]	Henderson, NV Health Facility, Floater Certificates (Series 2008-2633) Weekly VRDNs (Dignity Health (Catholic Healthcare West))/(Berkshire Hathaway Assurance Corp. INS)/(Credit Suisse, Zurich LIQ), 0.060%, 8/1/2013	28,500,000
42,655,000		Reno, NV Capital Improvement Revenue Bonds, (Series 2005A) Weekly VRDNs (Bank of America N.A. LOC), 0.080%, 8/1/2013	42,655,000
		TOTAL	137,505,000
		New Hampshire—0.4%
15,855,000		New Hampshire HEFA, (Series 2007) Weekly VRDNs (New London Hospital)/(Bank of New York Mellon LOC), 0.060%, 8/1/2013	15,855,000
13,445,000		New Hampshire Higher Educational & Health Facilities Authority, (Series 2003) Weekly VRDNs (Dartmouth College, NH)/(U.S. Bank, N.A. LIQ), 0.040%, 8/7/2013	13,445,000
		TOTAL	29,300,000
		New Jersey—2.4%
6,243,300		Bernardsville, NJ, 1.00% BANs, 2/20/2014	6,265,766
4,000,000		Bordentown, NJ, (Series 2013 B), 1.25% BANs, 2/19/2014	4,010,894
5,694,750		Cinnaminson, NJ, 1.00% BANs, 5/21/2014	5,708,364
6,000,000		Clinton Township, NJ, 1.00% BANs, 1/31/2014	6,015,853
8,420,614		Englewood Cliffs, NJ, 1.00% BANs, 3/21/2014	8,453,621
8,478,000		Freehold Township, NJ, 1.00% BANs, 12/18/2013	8,494,705
Annual Shareholder Report
17

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New Jersey—continued
$9,462,800		Glen Rock, NJ, 1.00% BANs, 1/17/2014	$9,484,592
3,850,000		Hasbrouck Heights, NJ, 1.00% BANs, 3/28/2014	3,862,529
44,255,000		New Jersey Health Care Facilities Financing Authority, (Series 2008) Weekly VRDNs (Underwood-Memorial Hospital)/(TD Bank, N.A. LOC), 0.050%, 8/7/2013	44,255,000
30,305,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-297) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 8/1/2013	30,305,000
13,300,000		Readington Township, NJ, 1.00% BANs, 1/31/2014	13,339,809
7,616,711		Secaucus, NJ, 1.00% BANs, 6/13/2014	7,649,508
24,000,000		Vineland, NJ, 1.00% BANs, 7/17/2014	24,132,789
4,404,200		Waldwick, NJ, 1.00% BANs, 3/28/2014	4,419,975
		TOTAL	176,398,405
		New Mexico—1.7%
125,755,000		New Mexico Municipal Energy Acquisition Authority, (Series 2009: Gas Supply Revenue Bonds) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.060%, 8/1/2013	125,755,000
		New York—10.7%
10,000,000		Buffalo, NY, 1.00% BANs, 4/30/2014	10,049,706
37,800,000		Corning, NY City School District, 1.50% BANs, 2/14/2014	38,046,106
40,000,000		New York City Housing Development Corp., (Series 2008A: Beekman Tower) Weekly VRDNs (FC Beekman Associates LLC)/(RBS Citizens Bank N.A. LOC), 0.080%, 8/7/2013	40,000,000
7,500,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2007 Series C-C1) Daily VRDNs (Bank of Nova Scotia, Toronto LIQ), 0.060%, 8/1/2013	7,500,000
74,900,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series FF-2) Daily VRDNs (KBC Bank N.V. LIQ), 0.150%, 8/1/2013	74,900,000
44,000,000		New York City, NY Municipal Water Finance Authority, Senior Revenue Bonds (Series 2008B-3) Daily VRDNs (Bank of America N.A. LIQ), 0.070%, 8/1/2013	44,000,000
13,770,000	[3,4]	New York City, NY Municipal Water Finance Authority, Stage Trust (Series 2012-105C), 0.37% TOBs (Wells Fargo Bank, N.A. LIQ) 12/5/2013	13,770,000
80,705,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2013C-4) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.050%, 8/1/2013	80,705,000
40,925,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (Subseries 2003A-1) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.080%, 8/7/2013	40,925,000
68,375,000		New York City, NY, (Fiscal 2006 Series E-4) Weekly VRDNs (Bank of America N.A. LOC), 0.070%, 8/1/2013	68,375,000
Annual Shareholder Report
18

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	New York—continued
$8,750,000	New York City, NY, (Fiscal 2008 Subseries D-3) Weekly VRDNs (Credit Agricole Corporate and Investment Bank LIQ), 0.110%, 8/1/2013	$8,750,000
42,300,000	New York City, NY, (Fiscal 2008 Subseries J-11) Weekly VRDNs (KBC Bank N.V. LIQ), 0.130%, 8/1/2013	42,300,000
5,100,000	New York City, NY, (Fiscal 2008 Subseries L-3) Daily VRDNs (Bank of America N.A. LIQ), 0.070%, 8/1/2013	5,100,000
42,000,000	New York City, NY, (Fiscal 2012 Series A-4) Daily VRDNs (KBC Bank N.V. LOC), 0.100%, 8/1/2013	42,000,000
85,000,000	New York Liberty Development Corporation, remarketing of 5/22/13 (Series A), 0.23% TOBs (3 World Trade Center)/(GTD by United States Treasury) 6/19/2014	85,000,000
12,900,000	New York State Dormitory Authority, (Series 2008A) Weekly VRDNs (Rockefeller University)/(JPMorgan Chase Bank, N.A. LIQ), 0.060%, 8/1/2013	12,900,000
32,540,000	New York State HFA, (Series 2009A: 505 West 37th Street Housing) Weekly VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.110%, 8/7/2013	32,540,000
35,300,000	New York State HFA, (Series 2009B: 505 West 37th Street Housing) Weekly VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.110%, 8/7/2013	35,300,000
67,557,380	North Hempstead, NY, 0.60% BANs, 4/9/2014	67,733,453
15,000,000	Nuveen NY AMT-Free Municipal Income Fund, (Series 4) Weekly VRDPs (GTD by Deutsche Bank Trust Co., LIQ), 0.160% 8/1/2013	15,000,000
5,000,000	Ogdensburg, NY Enlarged City School District, 1.00% BANs, 8/7/2014	5,028,350
6,320,000	Waverly, NY CSD, 1.00% BANs, 6/27/2014	6,349,531
	TOTAL	776,272,146
	North Carolina—1.6%
18,630,000	Mecklenburg County, NC, 7 Month Windows MVRENs (Series 2009D), 0.160%, 8/1/2013	18,630,000
6,650,000	New Hanover County, NC, (Series 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.040%, 8/7/2013	6,650,000
5,060,000	North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Forsyth Country Day School, Inc.)/(Branch Banking & Trust Co. LOC), 0.060%, 8/1/2013	5,060,000
3,700,000	North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co. LOC), 0.060%, 8/1/2013	3,700,000
4,010,000	North Carolina Capital Facilities Finance Agency, (Series 2006) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.060%, 8/1/2013	4,010,000
8,040,000	North Carolina Capital Facilities Finance Agency, (Series 2007) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.060%, 8/1/2013	8,040,000
Annual Shareholder Report
19

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		North Carolina—continued
$6,940,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Countryside Montessori School)/(Wells Fargo Bank, N.A. LOC), 0.160%, 8/1/2013	$6,940,000
9,105,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (St. David's School)/(Branch Banking & Trust Co. LOC), 0.060%, 8/1/2013	9,105,000
5,330,000		North Carolina Capital Facilities Finance Agency, (Series 2009) Weekly VRDNs (Campbell University)/(Branch Banking & Trust Co. LOC), 0.060%, 8/1/2013	5,330,000
14,600,000		North Carolina Capital Facilities Finance Agency, (Series 2010) Weekly VRDNs (Elon University)/(U.S. Bank, N.A. LOC), 0.040%, 8/7/2013	14,600,000
4,470,000		North Carolina Capital Facilities Finance Agency, (Series 2011) Weekly VRDNs (Elon University)/(U.S. Bank, N.A. LOC), 0.040%, 8/7/2013	4,470,000
7,940,000		North Carolina Educational Facilities Finance Agency, (Series 2000) Weekly VRDNs (Charlotte Country Day School)/(U.S. Bank, N.A. LOC), 0.060%, 8/1/2013	7,940,000
7,290,000		North Carolina Medical Care Commission, (Series 2005) Weekly VRDNs (Southeastern Regional Medical Center)/(Branch Banking & Trust Co. LOC), 0.060%, 8/1/2013	7,290,000
3,515,000	[3,4]	North Carolina State Capital Improvement, Stage Trust (Series 2011-136C), 0.18% TOBs (North Carolina State)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 1/16/2014	3,515,000
4,580,000		North Carolina State Ports Authority, (Series 2008) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.060%, 8/1/2013	4,580,000
6,300,000		Raleigh, NC, (Series 2005B-2) Weekly VRDNs (PNC Bank, N.A. LIQ), 0.040%, 8/7/2013	6,300,000
		TOTAL	116,160,000
		North Dakota—0.4%
29,124,000		Grand Forks County, ND, (Series 2010) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.080%, 8/7/2013	29,124,000
		Ohio—1.3%
24,960,000		Columbus, OH Regional Airport Authority, (Senior Series 2006) Weekly VRDNs (OASBO Expanded Asset Pooled Financing Program)/(U.S. Bank, N.A. LOC), 0.060%, 8/1/2013	24,960,000
900,000		Erie County, OH, (Series 1996A) Weekly VRDNs (Providence Care Center)/(JPMorgan Chase Bank, N.A. LOC), 0.130%, 8/1/2013	900,000
5,695,000		Franklin County, OH Health Care Facilities, (Series 2005) Weekly VRDNs (Traditions Healthcare Obligated Group)/(U.S. Bank, N.A. LOC), 0.070%, 8/1/2013	5,695,000
13,500,000		Franklin County, OH Hospital Facility Authority, (Series 2008B) Weekly VRDNs (Nationwide Children's Hospital), 0.040%, 8/1/2013	13,500,000
10,000,000		Franklin County, OH Hospital Facility Authority, (Series 2011C), 0.09% TOBs (Ohiohealth Corp,), Mandatory Tender 6/4/2014	10,000,000
Annual Shareholder Report
20

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Ohio—continued
$2,700,000		Lucas County, OH, 1.00% BANs, 7/16/2014	$2,718,510
11,000,000		Ohio State Higher Educational Facility Commission, (Series 2008B) Weekly VRDNs (University Hospitals Health System, Inc.)/(RBS Citizens Bank N.A. LOC), 0.100%, 8/7/2013	11,000,000
13,415,000		Ohio State Higher Educational Facility Commission, (Series 2008E) Weekly VRDNs (University Hospitals Health System, Inc.)/(RBS Citizens Bank N.A. LOC), 0.100%, 8/7/2013	13,415,000
6,700,000		Ohio State Higher Educational Facility Commission, (Series A) Weekly VRDNs (John Carroll University, OH)/(JPMorgan Chase Bank, N.A. LOC), 0.070%, 8/1/2013	6,700,000
5,200,000	[3,4]	Ohio State Higher Educational Facility Commission, Clipper Tax-Exempt Certificates Trust (Series 2009-50) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.060%, 8/1/2013	5,200,000
		TOTAL	94,088,510
		Oklahoma—0.5%
6,535,000		Oklahoma State Industrial Authority, (Series 2002) Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC), 0.120%, 8/1/2013	6,535,000
28,400,000		Oklahoma State Turnpike Authority, (Series 2006F) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.050%, 8/1/2013	28,400,000
		TOTAL	34,935,000
		Pennsylvania—4.2%
46,000,000	[3,4]	Allegheny County, PA HDA, PUTTERs (Series 4323), 0.11% TOBs (UPMC Health System)/(JPMorgan Chase Bank, N.A. LIQ) 9/25/2013	46,000,000
11,000,000		Beaver County, PA IDA, (Series 2006-A) Weekly VRDNs (FirstEnergy Corp.)/(UBS AG LOC), 0.070%, 8/7/2013	11,000,000
3,820,000		Bucks County, PA IDA, (Series B of 2008) Weekly VRDNs (Grand View Hospital)/(PNC Bank, N.A. LOC), 0.050%, 8/1/2013	3,820,000
2,900,000		Chester County, PA IDA, (Series 2003) Weekly VRDNs (West Chester University)/(FHLB of Pittsburgh LOC), 0.050%, 8/7/2013	2,900,000
1,310,000		Chester County, PA IDA, (Series of 2001) Weekly VRDNs (Malvern Preparatory School)/(Citizens Bank of Pennsylvania LOC), 0.160%, 8/1/2013	1,310,000
1,300,000		Chester County, PA Intermediate Unit, (Series 2003) Weekly VRDNs (PNC Bank, N.A. LOC), 0.060%, 8/1/2013	1,300,000
13,800,000		Cumberland County, PA Municipal Authority, (Series 2008B) Weekly VRDNs (Presbyterian Homes Obligated Group)/(Bank of America N.A. LOC), 0.060%, 8/1/2013	13,800,000
3,815,000		Dallastown Area School District, PA, (Series 2013) VRNs, 1.250%, 1/2/2014	3,829,331
8,000,000		Dallastown Area School District, PA, (Series 2013) VRNs, 1.250%, 4/15/2014	8,049,280
Annual Shareholder Report
21

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Pennsylvania—continued
$3,615,000		Delaware County, PA IDA, (Series 2013A) Weekly VRDNs (Covanta Energy Corp.)/(Bank of America N.A. LOC), 0.090%, 8/1/2013	$3,615,000
27,945,000		Erie County, PA Hospital Authority, (Series 2010B) Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.080%, 8/1/2013	27,945,000
5,000,000	[3,4]	Hempfield, PA School District, RBC Muni Trust (Series 2011-E30) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.060%, 8/1/2013	5,000,000
6,440,000		Lancaster, PA IDA, (Series A of 2009) Weekly VRDNs (Willow Valley Retirement Communities)/(PNC Bank, N.A. LOC), 0.050%, 8/1/2013	6,440,000
8,645,000		Montgomery County, PA IDA Weekly VRDNs (Waverly Heights, Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.090%, 8/1/2013	8,645,000
9,285,000		North Penn, PA Water Authority, (Series 2008) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.060%, 8/1/2013	9,285,000
1,955,000		Pennsylvania EDFA, (2006 Series A1) Weekly VRDNs (Ellwood City Hospital (PA))/(PNC Bank, N.A. LOC), 0.070%, 8/1/2013	1,955,000
20,130,000	[3,4]	Pennsylvania EDFA, Stage Trust (Series 2009-81C) Weekly VRDNs (Aqua Pennsylvania, Inc. )/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.060%, 8/1/2013	20,130,000
4,600,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002 K1) Weekly VRDNs (University of Scranton)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 8/1/2013	4,600,000
2,730,000		Pennsylvania State Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Holy Family University)/(TD Bank, N.A. LOC), 0.060%, 8/1/2013	2,730,000
100,000		Pennsylvania State Higher Education Facilities Authority, (Series I-6) Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.060%, 8/1/2013	100,000
4,835,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.060%, 8/1/2013	4,835,000
19,870,000	[3,4]	Pennsylvania State Turnpike Commission, RBC Muni Trust (Series E-22) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.060%, 8/1/2013	19,870,000
6,950,000		Philadelphia, PA Authority for Industrial Development, (2007 Series B-3) Weekly VRDNs (PNC Bank, N.A. LOC), 0.050%, 8/1/2013	6,950,000
87,450,000		Philadelphia, PA School District, (Series F of 2010) Weekly VRDNs (Barclays Bank PLC LOC), 0.060%, 8/1/2013	87,450,000
3,520,000		Ridley, PA School District, (Series of 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.060%, 8/1/2013	3,520,000
		TOTAL	305,078,611
Annual Shareholder Report
22

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		South Carolina—0.3%
$2,075,000		South Carolina Education Facilities Authority Weekly VRDNs (Newberry College)/(Branch Banking & Trust Co. LOC), 0.060%, 8/1/2013	$2,075,000
8,890,000		South Carolina Jobs-EDA, (Series 2006B) Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.070%, 8/1/2013	8,890,000
4,000,000		South Carolina Jobs-EDA, (Series 2007A) Weekly VRDNs (Woodhead LLC)/(FHLB of Atlanta LOC), 0.160%, 8/1/2013	4,000,000
4,740,000		South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Pinewood Preparatory School)/(Branch Banking & Trust Co. LOC), 0.060%, 8/1/2013	4,740,000
		TOTAL	19,705,000
		Tennessee—1.8%
46,425,000		Blount County, TN Public Building Authority, (Series E-5-A) Weekly VRDNs (Blount County, TN)/(Branch Banking & Trust Co. LOC), 0.060%, 8/7/2013	46,425,000
5,335,000		Blount County, TN Public Building Authority, (Series E-7-A) Weekly VRDNs (Monroe County, TN)/(Branch Banking & Trust Co. LOC), 0.060%, 8/7/2013	5,335,000
1,470,000		Blount County, TN Public Building Authority, (Series E-8-A) Weekly VRDNs (Maryville, TN)/(Branch Banking & Trust Co. LOC), 0.060%, 8/7/2013	1,470,000
25,095,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Ascension Health Credit Group), MVRENs (Series 2001B-1), 0.150%, 8/1/2013	25,095,000
4,500,000		Sevier County, TN Public Building Authority, (Series V-B-1) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.060%, 8/1/2013	4,500,000
27,410,000		Sullivan County, TN Health Educational & Housing Facilities Board, (Series 2005) Weekly VRDNs (Wellmont Health System)/(JPMorgan Chase Bank, N.A. LOC), 0.060%, 8/1/2013	27,410,000
19,600,000		Wilson County, TN Sports Authority, (Series 1999) Weekly VRDNs (PNC Bank, N.A. LOC), 0.060%, 8/1/2013	19,600,000
		TOTAL	129,835,000
		Texas—10.4%
3,500,000		Bexar County, TX Housing Finance Corp., (Series 2005A) Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 0.070%, 8/1/2013	3,500,000
24,150,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Texas Non-AMT) (Series 2009-64) Weekly VRDNs (GTD by Texas PSFG Program)/(State Street Bank and Trust Co. LIQ), 0.090%, 8/1/2013	24,150,000
67,610,000		Dallas, TX Performing Arts Cultural Facilities Corp., (Series 2008A) Daily VRDNs (Dallas Center for the Performing Arts Foundation, Inc.)/(Bank of America N.A. LOC), 0.070%, 8/1/2013	67,610,000
14,995,000		Dallas, TX Performing Arts Cultural Facilities Corp., (Series 2008B) Daily VRDNs (Dallas Center for the Performing Arts Foundation, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.050%, 8/1/2013	14,995,000
Annual Shareholder Report
23

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Texas—continued
$10,395,000	[3,4]	Denton, TX ISD, SPEARs (Series DB-513) Weekly VRDNs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), 0.070%, 8/1/2013	$10,395,000
10,000,000	[3,4]	Grand Parkway Transportation Corp., TX, Clipper Tax-Exempt Certificate Trust (Series 2013-9A) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.060%, 8/1/2013	10,000,000
57,500,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.18% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 2/13/2014	57,500,000
28,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.22% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 8/5/2013	28,000,000
9,815,000	[3,4]	Harris County, TX Cultural Education Facilities Finance Corp., Stage Trust (Series 2011-05C) Weekly VRDNs (Texas Medical Center Central Heating)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 0.060%, 8/1/2013	9,815,000
13,915,000		Harris County, TX Education Facilities Finance Corp., (Series 2008C-1) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.050%, 8/1/2013	13,915,000
21,570,000		Harris County, TX HFDC, (Series 2005A) Weekly VRDNs (St. Luke's Health System)/(JPMorgan Chase Bank, N.A. and Wells Fargo Bank, N.A. LIQs), 0.070%, 8/1/2013	21,570,000
20,000,000		Harris County, TX HFDC, (Series 2008B) Weekly VRDNs (St. Luke's Health System)/(Bank of America N.A. and Wells Fargo Bank, N.A. LIQs), 0.070%, 8/1/2013	20,000,000
24,615,000		Harris County, TX HFDC, (Subseries 2008A-2) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.050%, 8/1/2013	24,615,000
11,000,000	[3,4]	Harris County, TX HFDC, RBC Muni Trust (Series E-27) Weekly VRDNs (Memorial Hermann Health System)/(Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.060%, 8/1/2013	11,000,000
28,950,000		Houston, TX Combined Utility System, (Series 2004B-4) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.050%, 8/1/2013	28,950,000
11,260,000	[3,4]	Irving, TX ISD, SPEARs (Series DB-603) Weekly VRDNs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), 0.110%, 8/1/2013	11,260,000
13,665,000	[3,4]	Judson, TX ISD, SPEARs (Series DB-423) Weekly VRDNs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), 0.120%, 8/1/2013	13,665,000
9,380,000		Kendall County, TX HFDC, (Series 2008) Weekly VRDNs (Morningside Ministries Foundation, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.090%, 8/1/2013	9,380,000
5,130,000	[3,4]	Lamar, TX Consolidated ISD, ROCs (Series 12266) Weekly VRDNs (GTD by Texas PSFG Program)/(Citibank NA, New York LIQ), 0.090%, 8/1/2013	5,130,000
18,965,000	[3,4]	Longview, TX ISD, Stage Trust (Series 2008-45C), 0.37% TOBs (GTD by Texas PSFG Program)/(Wells Fargo & Co. LIQ), Optional Tender 12/11/2013	18,965,000
Annual Shareholder Report
24

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Texas—continued
$16,830,000	[3,4]	Love Field Airport Modernization Corporation, TX, Stage Trust (Series 2011-11C), 0.37% TOBs (Southwest Airlines Co.)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 12/11/2013	$16,830,000
13,000,000		Port Arthur Navigation District, TX IDC, (Series 2011) Weekly VRDNs (Total Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.070%, 8/7/2013	13,000,000
25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.070%, 8/7/2013	25,000,000
16,750,000		San Antonio, TX Electric & Gas System, (2012 Series C), 0.14% CP, Mandatory Tender 11/7/2013	16,750,000
30,000,000		San Antonio, TX Electric & Gas System, (2012 Series C), 0.15% CP, Mandatory Tender 10/10/2013	30,000,000
33,595,000	[3,4]	San Antonio, TX Electric & Gas System, Municipal Securities Trust Receipts (Series 1997-SG-105) Weekly VRDNs (Societe Generale, Paris LIQ)/(United States Treasury PRF), 0.410%, 8/1/2013	33,595,000
15,000,000		San Antonio, TX Housing Finance Corp., (Series 2008) Weekly VRDNs (Artisan at San Pedro Creek Apartments)/(FHLMC LOC), 0.060%, 8/1/2013	15,000,000
10,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Baylor Health Care System), MVRENs (Series 2013B), 0.150%, 8/1/2013	10,000,000
20,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C) Daily VRDNs (Texas Health Resources System)/(JPMorgan Chase Bank, N.A. LIQ), 0.080%, 8/1/2013	20,000,000
8,685,000	[3,4]	Texas State Transportation Commission, Eagles (Series 2007-0139) Weekly VRDNs (Texas State)/(Citibank NA, New York LIQ), 0.060%, 8/1/2013	8,685,000
50,000,000		Texas State, (Series 2012), 2.50% TRANs, 8/30/2013	50,091,934
23,000,000	[3,4]	Texas State, Municipal Securities Trust Receipts (Series 2007-SGC-9) Weekly VRDNs (Societe Generale, Paris LIQ), 0.090%, 8/1/2013	23,000,000
43,800,000	[3,4]	Texas State, PUTTERs (Series 4263) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.060%, 8/1/2013	43,800,000
18,050,000		Texas State, Veterans Bonds (Series 2013A) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LIQ), 0.050%, 8/7/2013	18,050,000
10,240,000	[3,4]	Texas Water Development Board, MERLOTS (Series 2008-C51), 0.30% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 8/7/2013	10,240,000
11,120,000	[3,4]	Waco, TX Education Finance Corp., Stage Trust (Series 2012-94C), 0.37% TOBs (Baylor University)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ) 11/14/2013	11,120,000
		TOTAL	749,576,934
		Utah—0.4%
19,750,000		Emery County, UT, PCRRB (Series 1991) Weekly VRDNs (Pacificorp)/(JPMorgan Chase Bank, N.A. LOC), 0.060%, 8/7/2013	19,750,000
Annual Shareholder Report
25

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Utah—continued
$11,915,000		Murray City, UT, (Series 2003D) Daily VRDNs (IHC Health Services, Inc.), 0.050%, 8/1/2013	$11,915,000
		TOTAL	31,665,000
		Virginia—1.5%
10,000,000		Alexandria, VA IDA, (Series 2005) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.070%, 8/1/2013	10,000,000
4,955,000		Fairfax County, VA IDA, (Inova Health System), MVRENs (Series 2012 C), 0.140%, 8/1/2013	4,955,000
7,500,000		Fairfax County, VA IDA, (Series A-2) Weekly VRDNs (Inova Health System), 0.050%, 8/1/2013	7,500,000
14,800,000		Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.060%, 8/1/2013	14,800,000
9,200,000		Norfolk, VA EDA, (Sentara Health Systems Obligation Group), MVRENs (Series 2010 C), 0.180%, 8/1/2013	9,200,000
26,250,000		Norfolk, VA Redevelopment and Housing Authority, (Series 2008) Daily VRDNs (Old Dominion University)/(Bank of America N.A. LOC), 0.090%, 8/1/2013	26,250,000
15,835,000		Rockingham County, VA IDA, (Series 2003) Weekly VRDNs (Sunnyside Presbyterian Home)/(Branch Banking & Trust Co. LOC), 0.060%, 8/1/2013	15,835,000
9,565,000		Stafford County, VA and Staunton, VA IDA, (Series 2008 A-1), 0.10% CP (Bank of America N.A. LOC), Mandatory Tender 8/15/2013	9,565,000
7,900,000		Virginia College Building Authority, (Series 2004) Weekly VRDNs (University of Richmond)/(U.S. Bank, N.A. LIQ), 0.050%, 8/1/2013	7,900,000
4,000,000		Virginia Small Business Financing Authority, (Series 2008A) Weekly VRDNs (Hampton University)/(PNC Bank, N.A. LOC), 0.050%, 8/1/2013	4,000,000
		TOTAL	110,005,000
		Washington—0.7%
12,000,000		Chelan County, WA Public Utility District No. 1, Consolidated System Revenue Bonds (Series 2008B) Weekly VRDNs (Union Bank, N.A. LIQ), 0.050%, 8/7/2013	12,000,000
3,355,000	[3,4]	NJB Properties, Solar Eclipse (Series 2007-0106) Weekly VRDNs (King County, WA)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.060%, 8/1/2013	3,355,000
10,650,000	[3,4]	Washington State Health Care Facilities Authority, Stage Trust (Series 2008-48C) Weekly VRDNs (Virginia Mason Medical Center)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.060%, 8/1/2013	10,650,000
16,250,000		Washington State Higher Education Facilities Authority, (Series 2007) Weekly VRDNs (Saint Martin's University)/(U.S. Bank, N.A. LOC), 0.060%, 8/1/2013	16,250,000
Annual Shareholder Report
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Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Washington—continued
$10,925,000		Washington State, (Series R-2010B), 5.00% Bonds, 1/1/2014	$11,142,557
		TOTAL	53,397,557
		West Virginia—1.2%
50,040,000		Cabell County, WV, (Series 2010A) Weekly VRDNs (Provident Group-Marshall Properties, LLC)/(Bank of America N.A. LOC), 0.110%, 8/1/2013	50,040,000
10,800,000		West Virginia EDA Solid Waste Disposal Facilities, (Series 2009A) Weekly VRDNs (Appalachian Power Co.)/(Sumitomo Mitsui Banking Corp. LOC), 0.060%, 8/1/2013	10,800,000
23,600,000		West Virginia State Hospital Finance Authority, (Series 2008A) Weekly VRDNs (Cabell Huntington Hospital)/(Branch Banking & Trust Co. LOC), 0.060%, 8/1/2013	23,600,000
		TOTAL	84,440,000
		Wisconsin—3.3%
1,760,000		Racine, WI, 1.60% BANs, 6/9/2014	1,767,376
3,935,000		Wausau, WI CDA, (Series 2008A) Weekly VRDNs (Clover Industries, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 8/1/2013	3,935,000
10,000,000		Wisconsin Health & Educational Facilities Authority, (Ascension Health Alliance Senior Credit Group), MVRENs (Series 2013B), 0.120%, 8/1/2013	10,000,000
19,970,000		Wisconsin Health & Educational Facilities Authority, (Series 2010C), 0.19% CP (Aurora Health Care, Inc.)/(Bank of America N.A. LOC), Mandatory Tender 8/7/2013	19,970,000
23,165,000		Wisconsin State HEFA Weekly VRDNs (Ripon College)/(BMO Harris Bank, N.A. LOC), 0.060%, 8/1/2013	23,165,000
3,770,000		Wisconsin State HEFA, (Series 2008A) Weekly VRDNs (Meriter Retirement Services, Inc.)/(KBC Bank N.V. LOC), 0.300%, 8/1/2013	3,770,000
4,565,000		Wisconsin State HEFA, (Series 2008B) Weekly VRDNs (Meriter Retirement Services, Inc.)/(U.S. Bank, N.A. LOC), 0.060%, 8/1/2013	4,565,000
3,700,000		Wisconsin State HEFA, (Series 2009) Weekly VRDNs (Lawrence University, WI)/(JPMorgan Chase Bank, N.A. LOC), 0.070%, 8/1/2013	3,700,000
20,000,000		Wisconsin State, (Series 2006-A), 0.12% CP, Mandatory Tender 8/5/2013	20,000,000
13,453,000		Wisconsin State, (Series 2006-A), 0.14% CP, Mandatory Tender 10/1/2013	13,453,000
110,916,000		Wisconsin State, GO Extendible Municipal Commercial Paper, 0.100% - 0.210%, 8/6/2013 - 12/4/2013	110,916,000
22,915,000	[3,4]	Wisconsin State, Stage Trust (Series 2012-111C) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.060%, 8/1/2013	22,915,000
		TOTAL	238,156,376
		Wyoming—1.1%
760,000		Sweetwater County, WY PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.060%, 8/7/2013	760,000
Annual Shareholder Report
27

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Wyoming—continued
$50,000,000	Sweetwater County, WY PCRB, (Series 1988A), 0.15% CP (Pacificorp)/(Royal Bank of Scotland PLC, Edinburgh LOC), Mandatory Tender 8/16/2013	$50,000,000
30,000,000	Wyoming Student Loan Corp., (Senior Series 2010A-3) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.060%, 8/1/2013	30,000,000
	TOTAL	80,760,000
	TOTAL MUNICIPAL INVESTMENTS—100.1% (AT AMORTIZED COST)[5]	7,255,624,341
	OTHER ASSETS AND LIABILITIES - NET—(0.1)%[6]	(9,114,135)
	TOTAL NET ASSETS—100%	$7,246,510,206
At July 31, 2013, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2013, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value (unaudited)
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2013, these restricted securities amounted to $1,580,580,000, which represented 21.8% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2013, these liquid restricted securities amounted to $1,580,580,000, which represented 21.8% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2013.
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28

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Annual Shareholder Report
29

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CCD	—Community College District
CDA	—Community Development Authority
COP	—Certificates of Participation
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Commission
EDFA	—Economic Development Finance Authority
EDR	—Economic Development Revenue
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
INS	—Insured
ISD	—Independent School District
LIQs	—Liquidity Agreements
LOC	—Letter of Credit
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	—Multi-Family Housing
MVRENs	—Municipal Variable Rate Exchangeable Notes
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRB	—Pollution Control Revenue Bond
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
PRF	—Prerefunded
PSFG	—Permanent School Fund Guarantee
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
VRNs	—Variable Rate Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
30

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.002	0.015
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.002	0.015
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.002)	(0.015)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.002)	(0.015)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.04%	0.10%	0.18%	1.49%
Ratios to Average Net Assets:
Net expenses	0.18%[3]	0.21%[3]	0.21%[3]	0.22%[3]	0.23%[3]
Net investment income	0.02%	0.03%	0.10%	0.17%	1.34%
Expense waiver/reimbursement[4]	0.11%	0.08%	0.08%	0.07%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,906,897	$6,671,609	$9,147,097	$8,290,468	$14,743,753
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.18%, 0.21%, 0.21%, 0.22% and 0.23% for the years ended July 31, 2013, 2012, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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31

Statement of Assets and Liabilities
July 31, 2013
Assets:
Total investment in securities, at amortized cost and fair value		$7,255,624,341
Cash		2,334,054
Income receivable		5,934,388
Receivable for shares sold		43,174,887
TOTAL ASSETS		7,307,067,670
Liabilities:
Payable for investments purchased	$60,285,340
Payable for shares redeemed	120,906
Income distribution payable	45,772
Payable to adviser (Note 5)	34,423
Payable for Directors'/Trustees' fees (Note 5)	2,936
Accrued expenses (Note 5)	68,087
TOTAL LIABILITIES		60,557,464
Net assets for 7,246,491,833 shares outstanding		$7,246,510,206
Net Assets Consist of:
Paid-in capital		$7,246,472,350
Accumulated net realized gain on investments		78,961
Distributions in excess of net investment income		(41,105)
TOTAL NET ASSETS		$7,246,510,206
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$5,906,897,162 ÷ 5,906,879,765 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$1,339,613,044 ÷ 1,339,612,068 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
32

Statement of Operations
Year Ended July 31, 2013
Investment Income:
Interest			$15,725,335
Expenses:
Investment adviser fee (Note 5)		$16,356,643
Administrative fee (Note 5)		6,382,408
Custodian fees		262,969
Transfer agent fee		66,185
Directors'/Trustees' fees (Note 5)		41,160
Auditing fees		20,500
Legal fees		11,291
Portfolio accounting fees		173,818
Shareholder services fee (Note 5)		2,826,975
Account administration fee (Note 2)		896,982
Share registration costs		61,550
Printing and postage		49,067
Insurance premiums (Note 5)		18,795
Miscellaneous (Note 5)		71,898
TOTAL EXPENSES		27,240,241
Waivers, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 5)	$(9,143,643)
Waiver of administrative fee (Note 5)	(14,029)
Waiver of shareholder services fee (Note 5)	(2,826,975)
Waiver of account administration fee (Note 2)	(333,430)
Reimbursement of account administration fee (Note 2)	(464,410)
Reduction of custodian fees (Note 6)	(609)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(12,783,096)
Net expenses			14,457,145
Net investment income			1,268,190
Net realized gain on investments			109,408
Change in net assets resulting from operations			$1,377,598
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
33

Statement of Changes in Net Assets
Year Ended July 31	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,268,190	$2,679,005
Net realized gain on investments	109,408	51,168
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,377,598	2,730,173
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,105,159)	(2,560,526)
Service Shares	(148,899)	(174,206)
Distributions from net realized gain on investments
Institutional Shares	(46,993)	(296,048)
Service Shares	(10,838)	(72,125)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,311,889)	(3,102,905)
Share Transactions:
Proceeds from sale of shares	23,973,771,616	26,662,614,098
Net asset value of shares issued to shareholders in payment of distributions declared	313,680	888,135
Cost of shares redeemed	(25,020,057,222)	(29,152,736,772)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,045,971,926)	(2,489,234,539)
Change in net assets	(1,045,906,217)	(2,489,607,271)
Net Assets:
Beginning of period	8,292,416,423	10,782,023,694
End of period (including distributions in excess of net investment income of $(41,105) and $(55,237), respectively)	$7,246,510,206	$8,292,416,423
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
34

Notes to Financial Statements
July 31, 2013
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Tax-Free Obligations Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Service Shares are presented separately. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund's investments normally will not be subject to the AMT for individuals and corporations, and may be subject to state and local taxes.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment
Annual Shareholder Report
35

income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear shareholder services fees and account administration fees unique to those classes. For the year ended July 31, 2013, account administration fees for the Fund were as follows:
	Account Administration Fees Incurred	Account Administration Fees Reimbursed	Account Administration Fees Waived by an Unaffiliated Third Party
Service Shares	$896,982	$(464,410)	$(333,430)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
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36

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2013		2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	20,786,743,615	$20,786,743,615	22,870,054,062	$22,870,054,062
Shares issued to shareholders in payment of distributions declared	253,312	253,312	796,796	796,796
Shares redeemed	(21,551,761,598)	(21,551,761,598)	(25,346,359,495)	(25,346,359,495)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(764,764,671)	$(764,764,671)	(2,475,508,637)	$(2,475,508,637)
Year Ended July 31	2013		2012
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,187,028,001	$3,187,028,001	3,792,560,036	$3,792,560,036
Shares issued to shareholders in payment of distributions declared	60,368	60,368	91,339	91,339
Shares redeemed	(3,468,295,624)	(3,468,295,624)	(3,806,377,277)	(3,806,377,277)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(281,207,255)	$(281,207,255)	(13,725,902)	$(13,725,902)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,045,971,926)	$(1,045,971,926)	(2,489,234,539)	$(2,489,234,539)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2013 and 2012 was as follows:
	2013	2012
Tax-exempt income	$1,254,058	$2,734,732
Ordinary income[1]	$20,764	$212,853
Long-term capital gains	$37,067	$155,320
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of July 31, 2013, the components of distributable earnings on a tax basis were as follows:
Distributions in excess of tax-exempt income	$(41,105)
Undistributed ordinary income[2]	$10,014
Undistributed long-term capital gains	$68,947
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
Annual Shareholder Report
37

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2013, the Adviser voluntarily waived $9,143,643 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2013, FAS waived $14,029 of its fee. The net fee paid to FAS was 0.078% of average daily net assets of the Fund.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2013, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Waived by Unaffiliated Third Parties
Service Shares	$2,826,975	$(2,826,975)
For the year ended July 31, 2013, the Fund's Institutional Shares did not incur Service Fees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in
Annual Shareholder Report
38

the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.21% and 0.46% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2013, the Fund engaged in purchase and sale transactions with fund that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $4,499,905,000 and $3,914,670,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
6. EXPENSE Reduction
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended July 31, 2013, the Fund's expenses were reduced by $609 under these arrangements.
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2013, there were no outstanding loans. During the year ended July 31, 2013, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2013, there were no outstanding loans. During the year ended July 31, 2013, the program was not utilized.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2013, the amount of long-term capital gains designated by the Fund was $37,067.
For the year ended July 31, 2013, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF the MONEY MARKET OBLIGATIONS TRUST AND THE Institutional Class SHAREHOLDERS of federated tax-free obligations fund:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Tax-Free Obligations Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2013 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Tax-Free Obligations Fund as of July 31, 2013, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 23, 2013
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2013 to July 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2013	Ending Account Value 7/31/2013	Expenses Paid During Period[1]
Actual	$1,000	$1,000.10	$0.74[2]
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.05	$0.75[2]
1	Expenses are equal to the Fund's Institutional Shares annualized net expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.21% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.04 and $1.05, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Trust comprised 36 portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
In Memoriam - John F. Cunningham, Independent Trustee
With deep sadness, Federated announces the passing of John F. Cunningham, who served as an independent member of the Board of the Federated Fund Family since 1999. Mr. Cunningham's savvy business acumen and incisive intellect made him a powerful force on the Federated Fund Board. He was an advocate for shareholders and a respected colleague within the Federated family. Mr. Cunningham enjoyed an outstanding career in technology, having served as President and in other Senior Executive positions with leading companies in the industry. Federated expresses gratitude to Mr. Cunningham for his fine contributions as a Board member, colleague and friend. He will be greatly missed.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, and Associate General Secretary, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh; Board Member, Energy & Mineral Law Foundation.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler, CPA Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER AND VICE PRESIDENT Officer since: May 2004 Portfolio Manager since: December 1989	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since December 1989. Ms. Ochson was named Chief Investment Officer of Federated's tax-exempt fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010 and is Vice President of the Trust with respect to the Fund. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
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Evaluation and Approval of Advisory Contract–May 2013
Federated Tax-Free Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
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The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were
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likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Tax-Free Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N401
39006 (9/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2013
Share Class	Ticker
Institutional	TBIXX
Service	TBSXX

Federated Tax-Free Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

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Portfolio of Investments Summary Tables (unaudited)
At July 31, 2013, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	78.7%
Municipal Notes	14.0%
Commercial Paper	7.4%
Other Assets and Liabilities—Net[2]	(0.1)%
TOTAL	100.0%
At July 31, 2013, the Fund's effective3 maturity schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	77.5%
8-30 Days	4.6%
31-90 Days	3.1%
91-180 Days	4.5%
181 Days or more	10.4%
Other Assets and Liabilities—Net[2]	(0.1)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report

Portfolio of Investments
July 31, 2013
Principal Amount			Value
		SHORT-TERM MUNICIPALS—100.1%[1,2]
		Alabama—4.5%
$5,500,000		Alabama HFA MFH, (2000 Series A:Turtle Lake) Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC), 0.060%, 8/1/2013	$5,500,000
4,000,000	[3,4]	Alabama Special Care Facilities Financing Authority of Birmingham, Solar Eclipse (Series 2007-0046) Weekly VRDNs (Ascension Health Alliance Senior Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.060%, 8/1/2013	4,000,000
8,000,000	[3,4]	Birmingham, AL Waterworks & Sewer Board, Floater Certificates (Series 2008-2707) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.090%, 8/1/2013	8,000,000
14,465,000		Birmingham-St. Martin's, AL Special Care Facilities Financing Authority, (Series 2007) Weekly VRDNs (St. Martin's In The Pines)/(FHLB of Atlanta LOC), 0.080%, 8/1/2013	14,465,000
19,600,000		Daphne-Villa Mercy, AL Special Care Facilities Financing Authority, (Series 1997) Weekly VRDNs (Mercy Medical Center)/(Bank of America N.A. LOC), 0.070%, 8/7/2013	19,600,000
25,500,000		Mobile County, AL IDA Gulf Opportunity Zone, (Series 2011) Weekly VRDNs (SSAB Alabama, Inc.)/(Svenska Handelsbanken, Stockholm LOC), 0.090%, 8/1/2013	25,500,000
82,960,000		Mobile County, AL IDA, (Series 2010A: Recovery Zone Facility) Weekly VRDNs (SSAB Alabama, Inc.)/(Svenska Handelsbanken, Stockholm LOC), 0.090%, 8/1/2013	82,960,000
11,500,000		Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama Power Co.), 0.080%, 8/1/2013	11,500,000
20,000,000		Mobile, AL IDB, PCR (Series 2008: Gulf Opportunity Zone Bond), 0.58% TOBs (Alabama Power Co.), Mandatory Tender 9/13/2013	20,000,000
600,000		The Board of Trustees of the University of Alabama, (Series 2012-C) Weekly VRDNs (University of Alabama at Birmingham-University Hospital)/(PNC Bank, N.A. LOC), 0.060%, 8/1/2013	600,000
17,000,000		Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Citibank NA, New York LOC), 0.110%, 8/7/2013	17,000,000
10,000,000		Tuscaloosa County, AL IDA, (Series 2008C: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.060%, 8/7/2013	10,000,000
50,000,000		Tuscaloosa County, AL IDA, (Series 2011A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.110%, 8/7/2013	50,000,000
25,000,000		Tuscaloosa County, AL IDA, (Series 2011J: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.060%, 8/7/2013	25,000,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Alabama—continued
$9,500,000		Tuscaloosa County, AL IDA, (Series 2011K: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.060%, 8/7/2013	$9,500,000
11,755,000		Tuscaloosa County, AL Port Authority, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Tuscaloosa Riverfront Development, LLC)/(FHLB of Atlanta LOC), 0.100%, 8/1/2013	11,755,000
5,430,000	[3,4]	University of South Alabama, Solar Eclipse (Series 2007-0023) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.060%, 8/1/2013	5,430,000
2,175,000		Washington County, AL IDA, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Bay Gas Storage Company, Ltd.)/ (UBS AG LOC), 0.060%, 8/7/2013	2,175,000
		TOTAL	322,985,000
		Alaska—0.5%
37,000,000		Anchorage, AK, 2.00% TANs, 9/17/2013	37,087,320
		Arizona—1.3%
21,885,000	[3,4]	Arizona State, Stage Trust (Series 2011-9C) Weekly VRDNs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 0.060%, 8/1/2013	21,885,000
4,000,000		Maricopa County, AZ, IDA Solid Waste Disposal, (Series 2009) Weekly VRDNs (DC Paloma 2 LLC)/(CoBank, ACB LOC), 0.080%, 8/1/2013	4,000,000
4,580,000		Phoenix, AZ IDA, (Series 2008) Weekly VRDNs (Southwestern College of Phoenix)/(Comerica Bank LOC), 0.100%, 8/1/2013	4,580,000
7,845,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, Floater Certificates (Series 2008-3284) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.090%, 8/1/2013	7,845,000
10,135,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, ROCs (Series 12276) Weekly VRDNs (Citibank NA, New York LIQ), 0.070%, 8/1/2013	10,135,000
3,345,000		Sierra Vista, AZ IDA, (Series 2001A) Weekly VRDNs (Mountain Steppes Properties LLC)/(FNMA LOC), 0.060%, 8/1/2013	3,345,000
28,500,000		Yavapai County, AZ IDA—Recovery Zone Facility, (Series 2010: Drake Cement Project) Weekly VRDNs (Skanon Investments, Inc.)/(Citibank NA, New York LOC), 0.100%, 8/1/2013	28,500,000
9,800,000		Yavapai County, AZ IDA Hospital Facilities, (Series 2008B) Weekly VRDNs (Northern Arizona Healthcare System, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.060%, 8/1/2013	9,800,000
		TOTAL	90,090,000
		Arkansas—0.3%
24,000,000		Pulaski County, AR Health Facilities Board, (Series 2000B) Weekly VRDNs (Catholic Health Initiatives)/(U.S. Bank, N.A. LIQ), 0.050%, 8/7/2013	24,000,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—5.0%
$39,260,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Daily VRDNs (899 Charleston LLC)/(Bank of America N.A. LOC), 0.100%, 8/1/2013	$39,260,000
16,885,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Weekly VRDNs (Harker School)/(U.S. Bank, N.A. LOC), 0.080%, 8/7/2013	16,885,000
8,500,000		California Health Facilities Financing Authority, (Series 2009H) Weekly VRDNs (Dignity Health (Catholic Healthcare West))/(Wells Fargo Bank, N.A. LOC), 0.050%, 8/7/2013	8,500,000
10,000,000		California PCFA, (Series 2010) Weekly VRDNs (Athens Services)/(Wells Fargo Bank, N.A. LOC), 0.080%, 8/7/2013	10,000,000
3,100,000		California Statewide CDA MFH, (2010 Series B: Mountain View Apartments) Weekly VRDNs (Beaumont CA Leased Housing Associates I, LP)/(FHLMC LOC), 0.060%, 8/1/2013	3,100,000
19,045,000		California Statewide CDA, (Series 2004E), 0.18% CP (Kaiser Permanente), Mandatory Tender 8/1/2013	19,045,000
30,000,000		California Statewide CDA, (Series 2004I), 0.18% CP (Kaiser Permanente), Mandatory Tender 11/21/2013	30,000,000
6,500,000		California Statewide CDA, (Series 2005A: Sweetwater Union High School District) Weekly VRDNs (Plan Nine Partners LLC)/ (Union Bank, N.A. LOC), 0.090%, 8/1/2013	6,500,000
22,910,000		California Statewide CDA, (Series 2007) Weekly VRDNs (House Ear Institute)/(FHLB of San Francisco LOC), 0.070%, 8/1/2013	22,910,000
28,000,000		California Statewide CDA, (Series 2008B), 0.16% CP (Kaiser Permanente), Mandatory Tender 11/5/2013	28,000,000
10,000,000		California Statewide CDA, (Series 2009B-4), 0.19% CP (Kaiser Permanente), Mandatory Tender 10/1/2013	10,000,000
10,000,000		California Statewide CDA, (Series B-5), 0.19% CP (Kaiser Permanente), Mandatory Tender 10/8/2013	10,000,000
15,000,000	[3,4]	East Side Union High School District, CA, Stage Trust (Series 2012-17C), 0.32% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 1/9/2014	15,000,000
4,925,000		Elsinore Valley, CA Water and Sewer Facilities Corp., (Series 2011A) Weekly VRDNs (Elsinore Valley, CA Municipal Water District)/(Union Bank, N.A. LOC), 0.080%, 8/7/2013	4,925,000
35,000,000		Los Angeles County, CA, 2.00% TRANs, 6/30/2014	35,579,868
14,000,000	[3,4]	Los Angeles, CA CCD, ROCs (Series 11728) Weekly VRDNs (Citibank NA, New York LIQ), 0.060%, 8/1/2013	14,000,000
28,050,000	[3,4]	Los Angeles, CA Department of Water & Power (Electric/Power System), Eagles (Series 2013-0005) Weekly VRDNs (Citibank NA, New York LIQ), 0.070%, 8/1/2013	28,050,000
10,125,000	[3,4]	Orange County, CA Sanitation District, ROCs (Series 11738) Weekly VRDNs (Citibank NA, New York LIQ), 0.060%, 8/1/2013	10,125,000
8,685,000		Riverside County, CA Transportation Commission, (2009 Series C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.060%, 8/1/2013	8,685,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$15,000,000		San Bernardino County, CA, (Series A), 2.00% TRANs, 6/30/2014	$15,248,515
10,000,000		San Francisco, CA City & County Redevelopment Agency Community Facilities District No. 7, (Series 2005A: Hunters Point Shipyard Phase One) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.080%, 8/1/2013	10,000,000
9,985,000	[3,4]	Santa Clara County, CA, Stage Trust (Series 2009-19C) Weekly VRDNs (Wells Fargo & Co. LIQ), 0.060%, 8/1/2013	9,985,000
4,500,000		Upland, CA Community Redevelopment Agency, (Series 2007) Weekly VRDNs (Sunset Ridge Apartments and Village Apartments)/(FHLB of San Francisco LOC), 0.070%, 8/7/2013	4,500,000
		TOTAL	360,298,383
		Colorado—0.8%
9,825,000		Aurora, CO, (Series 2008B) Weekly VRDNs (The Children's Hospital Association)/(U.S. Bank, N.A. LOC), 0.050%, 8/1/2013	9,825,000
3,350,000		Base Village, CO Metropolitan District No. 2, (Series 2008A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.080%, 8/1/2013	3,350,000
1,390,000		Colorado Health Facilities Authority, (Series 1998c-1) Weekly VRDNs (Developmental Disabilities Center)/(JPMorgan Chase Bank, N.A. LOC), 0.160%, 8/1/2013	1,390,000
16,845,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-493) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.070%, 8/1/2013	16,845,000
8,755,000		Traer Creek Metropolitan Distirct, CO, (Series 2002) Weekly VRDNs (BNP Paribas SA LOC), 0.760%, 8/7/2013	8,755,000
15,800,000		Traer Creek Metropolitan Distirct, CO, (Series 2004) Weekly VRDNs (BNP Paribas SA LOC), 0.760%, 8/7/2013	15,800,000
		TOTAL	55,965,000
		Connecticut—0.9%
14,000,000	[3,4]	Connecticut State Health & Educational Facilities, Eagles (Series 720053031) Weekly VRDNs (Yale University)/(Citibank NA, New York LIQ), 0.060%, 8/1/2013	14,000,000
52,446,000		Hartford County, CT Metropolitan District, 2.00% BANs, 3/25/2014	53,056,878
		TOTAL	67,056,878
		District of Columbia—0.9%
3,800,000		District of Columbia Revenue, (Series 1999) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.110%, 8/2/2013	3,800,000
4,625,000		District of Columbia Revenue, (Series 2006) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.060%, 8/1/2013	4,625,000
4,700,000		District of Columbia Revenue, (Series 2008) Daily VRDNs (American University)/(JPMorgan Chase Bank, N.A. LOC), 0.060%, 8/1/2013	4,700,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		District of Columbia—continued
$12,625,000	[3,4]	District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2007-0056) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.060%, 8/1/2013	$12,625,000
14,185,000	[3,4]	District of Columbia Water & Sewer Authority, Stage Trust (Series 2008-21C) Weekly VRDNs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.060%, 8/1/2013	14,185,000
26,665,000	[3,4]	Washington, DC Convention Center Authority, Floater Certificates (Series 2006-1606) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Credit Suisse, Zurich LIQ), 0.060%, 8/1/2013	26,665,000
		TOTAL	66,600,000
		Florida—7.4%
49,990,000		Alachua County, FL Health Facilities Authority, (Series 2008A), 0.14% CP (Shands Healthcare)/(Bank of America N.A. LOC), Mandatory Tender 8/8/2013	49,990,000
28,375,000	[3,4]	Broward County, FL, Clipper Tax-Exempt Certificates Trust (Series 2009-55) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.090%, 8/1/2013	28,375,000
1,500,000		Capital Trust Agency, FL, (Series 2008A) Weekly VRDNs (Atlantic Housing Foundation Properties)/(FNMA LOC), 0.060%, 8/1/2013	1,500,000
18,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida Non-AMT) (Series 2009-83) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.060%, 8/1/2013	18,000,000
9,750,000		Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 0.070%, 8/7/2013	9,750,000
6,555,000		Florida Higher Educational Facilities Financing Authority, (Series 2008) Weekly VRDNs (Ringling College of Art and Design, Inc.)/(PNC Bank, N.A. LOC), 0.050%, 8/7/2013	6,555,000
15,865,000	[3,4]	Florida State Board of Education, P-FLOATs (Series PZ-198) Weekly VRDNs (Florida State)/(Wells Fargo Bank, N.A. LIQ), 0.080%, 8/1/2013	15,865,000
2,000,000		Florida State Municipal Power Agency, (Series 2008C) Daily VRDNs (Bank of America N.A. LOC), 0.080%, 8/1/2013	2,000,000
4,705,000	[3,4]	Florida State, MERLOTS (Series 2008-C07), 0.250% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 1/8/2014	4,705,000
12,900,000		Manatee County, FL, Pollution Control Refunding Revenue Bonds (Series 1994) Daily VRDNs (Florida Power & Light Co.), 0.060%, 8/1/2013	12,900,000
1,500,000		Orange County, FL School Board, COP (Series 2008C) Weekly VRDNs (Bank of America N.A. LOC), 0.050%, 8/1/2013	1,500,000
57,700,000	[3,4]	Orange County, FL, Health Facilities Authority, SPEARs (Series DBE-1071) Weekly VRDNs (Orlando Health, Inc.)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 8/1/2013	57,700,000
113,750,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0081) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.080%, 8/1/2013	113,750,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Florida—continued
$22,600,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0145) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.070%, 8/1/2013	$22,600,000
80,345,000	[3,4]	Palm Beach County, FL School Board, PUTTERs (Series 4078) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.060%, 8/1/2013	80,345,000
15,100,000		Pinellas County, FL Health Facility Authority, (Series 2009A-1) Daily VRDNs (Baycare Health System)/(U.S. Bank, N.A. LOC), 0.060%, 8/1/2013	15,100,000
10,000,000		Pinellas County, FL Health Facility Authority, (Series 2009A-2) Weekly VRDNs (Baycare Health System)/(Northern Trust Co., Chicago, IL LOC), 0.060%, 8/1/2013	10,000,000
64,800,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.080%, 8/1/2013	64,800,000
1,000,000		Sunshine State Governmental Finance Commission, FL, (Series 2011C) Weekly VRDNs (Miami-Dade County, FL)/(JPMorgan Chase Bank, N.A. LOC), 0.060%, 8/1/2013	1,000,000
11,625,000		Sunshine State Governmental Finance Commission, FL, Callable Tax-Exempt Notes (Series H), 0.17% CP (Orlando, FL)/(JPMorgan Chase Bank, N.A. LIQ), Mandatory Tender 10/9/2013	11,625,000
10,000,000		Tampa, FL, (Baycare Health System), Health System Revenue Bonds MVRENs (Series 2012B), 0.160%, 8/1/2013	10,000,000
		TOTAL	538,060,000
		Georgia—1.9%
5,995,000		Bartow County, GA Development Authority, (Series 2010) Weekly VRDNs (VMC Specialty Alloys LLC)/(Comerica Bank LOC), 0.070%, 8/1/2013	5,995,000
10,000,000		Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Lumpkin Park Partners, Ltd.)/(FHLMC LOC), 0.110%, 8/1/2013	10,000,000
1,920,000		Columbus, GA Development Authority, (Series 2009) Weekly VRDNs (Foundation Properties, Inc.)/(FHLB of Atlanta LOC), 0.110%, 8/1/2013	1,920,000
1,920,000		DeKalb County, GA Development Authority, (Series 2007) Weekly VRDNs (Sophia Academy, Inc.)/(FHLB of Atlanta LOC), 0.110%, 8/1/2013	1,920,000
1,600,000		Fulton County, GA Development Authority, (Series 2001) Weekly VRDNs (Alpharetta Christian Academy, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.160%, 8/1/2013	1,600,000
53,145,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thuringen LIQ), 0.090%, 8/7/2013	53,145,000
5,970,000	[3,4]	Georgia State, GS Trust (Series 2006-85TP), 0.19% TOBs (Wells Fargo & Co. LIQ), Optional Tender 12/13/2013	5,970,000
10,390,000		Glynn-Brunswick, GA Hospital Authority, (Series 2008) Weekly VRDNs (Southeast Georgia Health System, Inc.)/(Branch Banking & Trust Co. LOC), 0.060%, 8/1/2013	10,390,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Georgia—continued
$46,010,000		Main Street Gas, Inc., (Series 2010A) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.060%, 8/1/2013	$46,010,000
1,290,000		Savannah, GA EDA, (Series 2007) Weekly VRDNs (Savannah Country Day School)/(Branch Banking & Trust Co. LOC), 0.060%, 8/1/2013	1,290,000
		TOTAL	138,240,000
		Hawaii—0.1%
10,315,000	[3,4]	University of Hawaii, Stage Trust (Series 2008-11C) Weekly VRDNs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.060%, 8/1/2013	10,315,000
		Idaho—0.4%
27,325,000	[3,4]	Boise State University, Solar Eclipse (Series 2007-0002) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.060%, 8/1/2013	27,325,000
		Illinois—9.9%
12,410,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 2006) Weekly VRDNs (Covey at Fox Valley Apartments)/(FNMA LOC), 0.060%, 8/1/2013	12,410,000
28,345,000		Canton, IL, (Series 2009) Weekly VRDNs (Graham Hospital Association)/(BMO Harris Bank, N.A. LOC), 0.080%, 8/1/2013	28,345,000
3,700,000		Chicago, IL MFH Revenue, (Series 2012) Weekly VRDNs (Churchview Manor Senior Apartments)/(BMO Harris Bank, N.A. LOC), 0.100%, 8/1/2013	3,700,000
6,910,000		Chicago, IL Midway Airport, Second Lien Revenue Bonds (Series 2004D) Weekly VRDNs (Bank of Montreal LOC), 0.060%, 8/1/2013	6,910,000
10,895,000	[3,4]	Chicago, IL O'Hare International Airport, SPEARs (Series DBE-534) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.070%, 8/1/2013	10,895,000
17,000,000	[3,4]	Chicago, IL Water Revenue, Clipper Tax-Exempt Certificates Trust (Series 2012-1A) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.060%, 8/1/2013	17,000,000
8,009,000		Chicago, IL, (Series D-2), 0.18% CP (Chicago, IL O'Hare International Airport)/(BMO Harris Bank, N.A. LOC), Mandatory Tender 9/18/2013	8,009,000
5,175,000		Freeport, IL, (Series 2001) Weekly VRDNs (Freeport Regional Health Care Foundation)/(U.S. Bank, N.A. LOC), 0.080%, 8/1/2013	5,175,000
33,200,000		Illinois Development Finance Authority IDB Weekly VRDNs (Lyric Opera of Chicago)/(BMO Harris Bank, N.A., JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LOCs), 0.060%, 8/7/2013	33,200,000
600,000		Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Ada S. McKInley Community Services, Inc.)/(BMO Harris Bank, N.A. LOC), 0.260%, 8/1/2013	600,000
6,500,000		Illinois Development Finance Authority, (Series 2002) Weekly VRDNs (St. Ignatius College Prep.)/(PNC Bank, N.A. LOC), 0.080%, 8/7/2013	6,500,000
18,200,000		Illinois Development Finance Authority, Revenue Bonds Weekly VRDNs (Chicago Theatre Group Inc.)/(JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LOCs), 0.060%, 8/7/2013	18,200,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Illinois—continued
$7,000,000		Illinois Finance Authority, (Advocate Health Care Network), Revenue Bonds MVRENs (Series 2011B), 0.180%, 8/1/2013	$7,000,000
15,000,000		Illinois Finance Authority, (Series 1999 C) Weekly VRDNs (Resurrection Health Care Corp.)/(Barclays Bank PLC LOC), 0.070%, 8/1/2013	15,000,000
23,585,000		Illinois Finance Authority, (Series 2005 B) Daily VRDNs (Resurrection Health Care Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.060%, 8/1/2013	23,585,000
4,540,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Clearbrook Corp.)/(BMO Harris Bank, N.A. LOC), 0.090%, 8/1/2013	4,540,000
24,135,000		Illinois Finance Authority, (Series 2008A) Weekly VRDNs (Bradley University)/(Northern Trust Co., Chicago, IL LOC), 0.050%, 8/1/2013	24,135,000
62,700,000		Illinois Finance Authority, (Series 2008C) Weekly VRDNs (Elmhurst Memorial Healthcare)/(RBS Citizens Bank N.A. LOC), 0.070%, 8/7/2013	62,700,000
92,900,000		Illinois Finance Authority, (Series 2008C-1) Weekly VRDNs (Advocate Health Care Network)/(JPMorgan Chase Bank, N.A. LIQ), 0.060%, 8/7/2013	92,900,000
38,775,000		Illinois Finance Authority, (Series 2008C-2B) Weekly VRDNs (Advocate Health Care Network)/(JPMorgan Chase Bank, N.A. LIQ), 0.060%, 8/7/2013	38,775,000
12,500,000		Illinois Finance Authority, (Series 2009C) Weekly VRDNs (Carle Foundation)/(Northern Trust Co., Chicago, IL LOC), 0.060%, 8/1/2013	12,500,000
12,900,000		Illinois Finance Authority, (Series 2012) Weekly VRDNs (Illinois Wesleyan University)/(PNC Bank, N.A. LOC), 0.060%, 8/1/2013	12,900,000
9,885,000	[3,4]	Illinois Finance Authority, Stage Trust (Series 2009-9C) Weekly VRDNs (OSF Health Care Systems)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.060%, 8/1/2013	9,885,000
26,955,000	[3,4]	Illinois Finance Authority, Stage Trust (Series 2011-103C), 0.32% TOBs (Advocate Health Care Network)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 1/9/2014	26,955,000
9,995,000	[3,4]	Illinois Finance Authority, Stage Trust (Series 2012-99C), 0.37% TOBs (Advocate Health Care Network)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 11/14/2013	9,995,000
1,800,000		Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program (Series 1985F) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.160%, 8/7/2013	1,800,000
12,000,000		Illinois International Port District, (Series 2003) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.060%, 8/2/2013	12,000,000
27,245,000	[3,4]	Illinois Municipal Electric Agency, Solar Eclipse (Series 2006-0098) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.060%, 8/1/2013	27,245,000
12,000,000		Illinois State Toll Highway Authority, (2007 Series A-1b) Weekly VRDNs (PNC Bank, N.A. LOC), 0.040%, 8/1/2013	12,000,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Illinois—continued
$16,600,000		Illinois State Toll Highway Authority, (2007 Series A-2a) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.040%, 8/1/2013	$16,600,000
20,000,000		Illinois State Toll Highway Authority, (2007 Series A-2c) Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 0.040%, 8/1/2013	20,000,000
25,000,000		Illinois State, (Series of June 2013), 4.00% Bonds (Assured Guaranty Municipal Corp. INS), 7/1/2014	25,804,274
27,110,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DB-433) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 8/1/2013	27,110,000
20,160,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-442) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.070%, 8/1/2013	20,160,000
11,040,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-453) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.070%, 8/1/2013	11,040,000
31,575,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-476) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.070%, 8/1/2013	31,575,000
13,770,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-607) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.070%, 8/1/2013	13,770,000
6,995,000		Southwestern Illinois Development Authority, (Series 2010) Weekly VRDNs (Molinero, Inc.)/(BMO Harris Bank, N.A. LOC), 0.070%, 8/1/2013	6,995,000
		TOTAL	717,913,274
		Indiana—1.8%
1,510,000		Dekko Foundation Educational Facilities Tax Exempt Income Trust, (Series 1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.160%, 8/1/2013	1,510,000
10,000,000		Indiana Development Finance Authority, (Series 2012) Weekly VRDNs (Archer-Daniels-Midland Co.), 0.060%, 8/7/2013	10,000,000
12,230,000		Indiana State Finance Authority (Hospital Revenue Bonds), (Series 2011D) Weekly VRDNs (Indiana University Health Obligated Group)/(Northern Trust Co., Chicago, IL LOC), 0.040%, 8/7/2013	12,230,000
14,000,000		Indiana State Finance Authority (Hospital Revenue Bonds), (Series 2011E) Weekly VRDNs (Indiana University Health Obligated Group)/(Bank of America N.A. LOC), 0.040%, 8/7/2013	14,000,000
12,000,000	[3,4]	Indiana State Finance Authority (Hospital Revenue Bonds), RBC Muni Trust (Series E-23) Weekly VRDNs (Indiana University Health Obligated Group)/(Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.060%, 8/1/2013	12,000,000
4,590,000		Indiana State Finance Authority, (Series 2009-C) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(BMO Harris Bank, N.A. LOC), 0.090%, 8/1/2013	4,590,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Indiana—continued
$4,465,000		Indiana State Finance Authority, (Series 2009B) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(BMO Harris Bank, N.A. LOC), 0.070%, 8/1/2013	$4,465,000
35,500,000		Indiana State Finance Authority, (Series 2012B) Weekly VRDNs (Ohio Valley Electric Corp.)/(Sumitomo Mitsui Banking Corp. LOC), 0.050%, 8/1/2013	35,500,000
10,000,000		Indiana State Finance Authority, (Series 2012C) Weekly VRDNs (Ohio Valley Electric Corp.)/(Bank of Nova Scotia, Toronto LOC), 0.050%, 8/1/2013	10,000,000
12,425,000	[3,4]	Indiana State Finance Authority, Stage Trust (Series 2012-96C), 0.37% TOBs (Community Health Network)/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LOC), Optional Tender 11/14/2013	12,425,000
6,500,000		Jasper County, IN EDA, (Series 2010C) Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.090%, 8/1/2013	6,500,000
9,975,000		Valparaiso, IN EDRB, (Series 2008) Weekly VRDNs (Pines Village Retirement Community, Inc.)/(Bank of America N.A. LOC), 0.130%, 8/1/2013	9,975,000
		TOTAL	133,195,000
		Iowa—1.4%
12,305,000		Iowa Finance Authority, (Series 2006) Weekly VRDNs (Unity Healthcare)/(Bank of America N.A. LOC), 0.060%, 8/1/2013	12,305,000
12,000,000		Iowa Finance Authority, (Series 2012) Weekly VRDNs (Archer-Daniels-Midland Co.), 0.060%, 8/7/2013	12,000,000
23,500,000		Iowa Finance Authority, Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs (Cargill, Inc.), 0.100%, 8/1/2013	23,500,000
13,900,000		Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Series 2011) Weekly VRDNs (Archer-Daniels-Midland Co.), 0.040%, 8/7/2013	13,900,000
40,000,000		Iowa Higher Education Loan Authority, (Series 2008) Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LIQ), 0.060%, 8/1/2013	40,000,000
		TOTAL	101,705,000
		Kansas—0.3%
3,800,000		Salina, KS, (Series 2013-1), 1.00% BANs, 8/1/2014	3,820,730
5,400,000		Shawnee, KS, (Series 2008A) Weekly VRDNs (Pinegate West Associates LP)/(BMO Harris Bank, N.A. LOC), 0.060%, 8/1/2013	5,400,000
10,195,000		Unified Government of Wyandotte County/Kansas City, KS, (Series 1993) Weekly VRDNs (Wood View Apartments)/(FHLMC LOC), 0.060%, 8/1/2013	10,195,000
		TOTAL	19,415,730
		Kentucky—0.8%
10,415,000		Boyle County, KY, (Series 2006) Weekly VRDNs (Ephraim McDowell Health Project)/(Branch Banking & Trust Co. LOC), 0.050%, 8/1/2013	10,415,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Kentucky—continued
$16,000,000		Kentucky EDFA, (Catholic Health Initiatives), MVRENs (Series 2011B-2), 0.160%, 8/1/2013	$16,000,000
13,000,000		Kentucky EDFA, (Catholic Health Initiatives), MVRENs (Series 2011B-3), 0.160%, 8/1/2013	13,000,000
15,000,000		Pikeville, KY, (Series 2013), 1.00% BANs (Pikeville Medical Center, Inc.), 3/1/2014	15,058,991
3,475,000		Williamstown, KY, (2008 Series A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.060%, 8/2/2013	3,475,000
		TOTAL	57,948,991
		Louisiana—4.0%
25,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.150%, 8/7/2013	25,000,000
13,985,000	[3,4]	Lafayette, LA, Stage Trust (Series 2012-14C), 0.37% TOBs (Lafayette Consolidated Government)/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LOC), Optional Tender 11/1/2013	13,985,000
3,860,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.100%, 8/7/2013	3,860,000
3,350,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Christ Episcopal Church in Covington)/(FHLB of Dallas LOC), 0.100%, 8/7/2013	3,350,000
30,000,000		Louisiana Public Facilities Authority, (Series 2007A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.070%, 8/1/2013	30,000,000
20,900,000		Louisiana Public Facilities Authority, (Series 2008) Daily VRDNs (Dynamic Fuels, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.050%, 8/1/2013	20,900,000
12,125,000		Louisiana Public Facilities Authority, (Series 2008) Weekly VRDNs (Coca-Cola Bottling Co.)/(U.S. Bank, N.A. LOC), 0.060%, 8/1/2013	12,125,000
20,925,000	[3,4]	Louisiana Public Facilities Authority, Solar Eclipse (Series 2007-0042) Weekly VRDNs (Tulane University, LA)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.060%, 8/1/2013	20,925,000
15,235,000	[3,4]	Louisiana State Gas & Fuels Second Lien, PUTTERs (Series 2378) Weekly VRDNs (Deutsche Bank AG LIQ), 0.080%, 8/1/2013	15,235,000
103,000,000	[3,4]	Louisiana State Gas & Fuels Second Lien, ROCs (Series 660) Weekly VRDNs (Citibank NA, New York LIQ), 0.060%, 8/1/2013	103,000,000
37,830,000	[3,4]	Louisiana State Gas & Fuels Second Lien, Stage Trust (Series 2008—6C) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.060%, 8/1/2013	37,830,000
5,400,000		New Orleans, LA IDB, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (521 Tchoupitoulas Street LLC)/(FHLB of Dallas LOC), 0.090%, 8/1/2013	5,400,000
		TOTAL	291,610,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Maine—0.4%
$3,355,000	[3,4]	Maine Health & Higher Educational Facilities Authority, Solar Eclipse (Series 2007-0104) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.060%, 8/1/2013	$3,355,000
21,565,000		Maine State Housing Authority, (Series 2008H) Daily VRDNs (Bank of New York Mellon LIQ), 0.060%, 8/1/2013	21,565,000
		TOTAL	24,920,000
		Maryland—2.1%
7,450,000		Baltimore County, MD MFH, (Series 2004) Weekly VRDNs (Quail Ridge Apartments)/(FNMA LOC), 0.060%, 8/1/2013	7,450,000
62,600,000		Baltimore County, MD, (Series 2013), 1.50% BANs, 2/24/2014	63,046,948
3,280,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.110%, 8/6/2013	3,280,000
20,100,000		Maryland Community Development Administration—Residential Revenue, (Series 2007J) Daily VRDNs (TD Bank, N.A. LIQ), 0.050%, 8/1/2013	20,100,000
22,050,000		Maryland Community Development Administration—Residential Revenue, (Series 2007M) Daily VRDNs (TD Bank, N.A. LIQ), 0.050%, 8/1/2013	22,050,000
1,037,500		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.110%, 8/6/2013	1,037,500
32,800,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2010) Weekly VRDNs (Stevenson University, MD)/(Bank of America N.A. LOC), 0.060%, 8/1/2013	32,800,000
1,464,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I) Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.160%, 8/6/2013	1,464,000
3,170,000		Washington County, MD, (Series 2000) Weekly VRDNs (YMCA of Hagerstown, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.110%, 8/2/2013	3,170,000
		TOTAL	154,398,448
		Massachusetts—1.3%
10,000,000	[3,4]	Commonwealth of Massachusetts, MERLOTS (Series 2006-B30), 0.19% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 10/9/2013	10,000,000
20,000,000	[3,4]	Commonwealth of Massachusetts, Municipal Securities Trust Receipts (Series 2008-SGC-51) Weekly VRDNs (Societe Generale, Paris LIQ), 0.080%, 8/1/2013	20,000,000
18,000,000		Massachusetts Bay Transportation Authority General Transportation System, (Series B), 0.13% CP (Sumitomo Mitsui Banking Corp. LIQ), Mandatory Tender 10/7/2013	18,000,000
8,000,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, 7 Month Window MVRENs (Series 2010A), 0.150%, 8/1/2013	8,000,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Massachusetts—continued
$640,000		Massachusetts HEFA, (Series 2009) Weekly VRDNs (CIL Realty of Massachusetts)/(HSBC Bank USA, N.A. LOC), 0.060%, 8/1/2013	$640,000
34,000,000		Massachusetts HEFA, (Series I-2) Weekly VRDNs (Partners Healthcare Systems)/(U.S. Bank, N.A. LIQ), 0.050%, 8/1/2013	34,000,000
5,905,000		University of Massachusetts Building Authority, MA, (Commonwealth of Massachusetts), MVRENs (Series 2011-2), 0.150%, 8/1/2013	5,905,000
		TOTAL	96,545,000
		Michigan—3.3%
9,820,000		Grand Rapids, MI EDR, (Series 2007) Weekly VRDNs (MapleCreek)/(Comerica Bank LOC), 0.100%, 8/1/2013	9,820,000
34,850,000		Jackson County, MI Hospital Finance Authority, (Series 2011A) Weekly VRDNs (Allegiance Health)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 8/1/2013	34,850,000
5,750,000		Kent Hospital Finance Authority, MI, (Series 2008B-3) Weekly VRDNs (Spectrum Health)/(Wells Fargo Bank, N.A. LIQ), 0.050%, 8/7/2013	5,750,000
13,500,000		Michigan Finance Authority, (Series 2012B-1), 2.00% RANs, 8/20/2013	13,511,610
65,000,000		Michigan Finance Authority, (Series 2012B-2), 2.00% RANs (JPMorgan Chase Bank, N.A. LOC), 8/20/2013	65,058,366
2,955,000		Michigan Finance Authority, Healthcare Equipment Loan (Series D) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.070%, 8/1/2013	2,955,000
4,915,000		Michigan Higher Education Facilities Authority, (Series 2006) Weekly VRDNs (Albion College)/(JPMorgan Chase Bank, N.A. LOC), 0.050%, 8/1/2013	4,915,000
4,200,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Adrian College)/(Comerica Bank LOC), 0.110%, 8/1/2013	4,200,000
5,105,000		Michigan Higher Education Facilities Authority, (Series 2008B) Weekly VRDNs (Thomas M Cooley Law School)/(FHLB of Boston LOC), 0.050%, 8/1/2013	5,105,000
8,660,000		Michigan State Financial Authority, (Ascension Health Credit Group), MVRENs (Subseries F-6), 0.150%, 8/1/2013	8,660,000
9,735,000		Michigan State Financial Authority, (Ascension Health Credit Group), MVRENs (Subseries F-7), 0.150%, 8/1/2013	9,735,000
7,100,000		Michigan State Financial Authority, (Ascension Health Credit Group), MVRENs (Subseries F-8), 0.150%, 8/1/2013	7,100,000
1,000,000	[3,4]	Michigan State Hospital Financial Authority, ROCs (Series 14016) Weekly VRDNs (Ascension Health Alliance Subordinate Credit Group)/(Citibank NA, New York LIQ), 0.070%, 8/1/2013	1,000,000
6,600,000		Michigan State Housing Development Authority, (Series 2000) Weekly VRDNs (JAS Nonprofit Housing Corp. VI)/(JPMorgan Chase Bank, N.A. LOC), 0.060%, 8/1/2013	6,600,000
3,415,000		Michigan State Housing Development Authority, (Series 2002A) Weekly VRDNs (Ponds Taylor Limited Dividend Housing Association LLC)/(FNMA LOC), 0.050%, 8/1/2013	3,415,000
Annual Shareholder Report

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Michigan—continued
$6,220,000	Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Lutheran Social Services of Michigan)/(Comerica Bank LOC), 0.100%, 8/1/2013	$6,220,000
4,630,000	Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Detroit Public Television)/(Comerica Bank LOC), 0.070%, 8/1/2013	4,630,000
900,000	Michigan State Strategic Fund, Revenue Bond Weekly VRDNs (YMCA of Metropolitan Detroit)/(JPMorgan Chase Bank, N.A. LOC), 0.070%, 8/1/2013	900,000
7,000,000	Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.070%, 8/1/2013	7,000,000
2,000,000	Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Wedgwood Christian Services)/(Bank of America N.A. LOC), 0.060%, 8/1/2013	2,000,000
32,975,000	Michigan Strategic Fund, (Series 2010) Weekly VRDNs (Kroger Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.060%, 8/1/2013	32,975,000
895,000	Michigan Strategic Fund, (Series 2011) Weekly VRDNs (Greenpath, Inc.)/(PNC Bank, N.A. LOC), 0.060%, 8/1/2013	895,000
3,245,000	Southfield, MI EDC, (Series 2001) Weekly VRDNs (Lawrence Technological University)/(JPMorgan Chase Bank, N.A. LOC), 0.060%, 8/7/2013	3,245,000
1,300,000	Wayne County, MI Airport Authority, (Series 2010F) Weekly VRDNs (Detroit Metropolitan Wayne County Airport)/(JPMorgan Chase Bank, N.A. LOC), 0.110%, 8/7/2013	1,300,000
	TOTAL	241,839,976
	Minnesota—1.5%
4,855,000	Bloomington, MN, (Series 2008) Weekly VRDNs (Presbyterian Homes, Inc.)/(FHLMC LOC), 0.050%, 8/1/2013	4,855,000
9,000,000	East Grand Forks, MN Solid Waste Disposal, (Series 2009) Weekly VRDNs (American Crystal Sugar Co.)/(CoBank, ACB LOC), 0.070%, 8/1/2013	9,000,000
6,000,000	Little Falls, MN ISD 482, (Series 2012A), 1.50% TANs (GTD by Minnesota State), 9/27/2013	6,010,734
16,610,000	Minneapolis, MN, Housing Development Refunding Revenue Bonds (Series 1988) Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.040%, 8/1/2013	16,610,000
12,260,000	Minneapolis, MN, Variable Rate Housing Revenue Bonds Weekly VRDNs (One Ten Grant Project)/(FNMA LOC), 0.060%, 8/1/2013	12,260,000
2,450,000	Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2009B-1) Daily VRDNs (Allina Health System, MN)/(JPMorgan Chase Bank, N.A. LOC), 0.060%, 8/1/2013	2,450,000
20,345,000	Minnesota State Higher Education Facility Authority, (Series Five-N2) Weekly VRDNs (College of Saint Catherine)/(U.S. Bank, N.A. LOC), 0.060%, 8/1/2013	20,345,000
3,470,000	Minnesota State Higher Education Facility Authority, (Series Six-E2) Weekly VRDNs (Hamline University of Minnesota)/(BMO Harris Bank, N.A. LOC), 0.060%, 8/1/2013	3,470,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Minnesota—continued
$2,655,000		New Hope, MN, (Series 2003A) Weekly VRDNs (Broadway Lanel)/(FNMA LOC), 0.050%, 8/1/2013	$2,655,000
4,560,000		Plymouth, MN, (Series 2003) Weekly VRDNs (Parkside Apartments)/(FNMA LOC), 0.050%, 8/1/2013	4,560,000
8,700,000		Rochester, MN Health Care Facility Authority, (Series B) Weekly VRDNs (Mayo Clinic)/(Northern Trust Co., Chicago, IL LIQ), 0.040%, 8/7/2013	8,700,000
1,385,000		Shakopee, MN Hospital Finance Authority Weekly VRDNs (St. Francis Regional Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.060%, 8/1/2013	1,385,000
3,000,000		South St. Paul, MN ISD No. 006, (Series 2012B), 0.80% TANs (GTD by Minnesota State), 9/27/2013	3,002,381
3,900,000		St. Cloud, MN ISD No. 742, (Series 2012B), 1.50% TANs (GTD by Minnesota State), 8/13/2013	3,901,534
1,000,000		St. Cloud, MN ISD No. 742, (Series B), 0.65% TANs (GTD by Minnesota State), 8/8/2014	1,001,990
5,000,000		St. Francis, MN ISD#015, (Series B), 1.50% TANs (GTD by Minnesota State), 9/7/2013	5,006,163
4,965,000		St. Paul, MN Housing & Redevelopment Authority, (Series 2009C) Weekly VRDNs (Allina Health System, MN)/(Wells Fargo Bank, N.A. LOC), 0.040%, 8/1/2013	4,965,000
		TOTAL	110,177,802
		Mississippi—0.3%
6,175,000		Mississippi Business Finance Corp., (Series 2008) Weekly VRDNs (Horn Island Realty LLC)/(Wells Fargo Bank, N.A. LOC), 0.160%, 8/1/2013	6,175,000
12,230,000	[3,4]	Mississippi Development Bank, Solar Eclipse (Series 2006-0153) Weekly VRDNs (Jackson, MS)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.060%, 8/1/2013	12,230,000
		TOTAL	18,405,000
		Missouri—1.7%
8,270,000		Golden Valley, MO Memorial Hospital District, (Series 2006) Weekly VRDNs (UMB Bank, N.A. LOC), 0.160%, 8/1/2013	8,270,000
11,675,000		Kansas City, MO, H. Roe Bartle Convention Center (Series 2008E) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.050%, 8/7/2013	11,675,000
20,865,000		Kansas City, MO, H. Roe Bartle Convention Center (Series 2008F) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.050%, 8/7/2013	20,865,000
12,795,000	[3,4]	Missouri Joint Municipal Electric Utility Commission, PUTTERs (Series 4133) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.090%, 8/1/2013	12,795,000
6,000,000		Missouri State HEFA, (Series B-2) Daily VRDNs (Saint Louis University)/(Bank of America N.A. LOC), 0.060%, 8/1/2013	6,000,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Missouri—continued
$25,585,000	[3,4]	Missouri State HEFA, Stage Trust (Series 2012-107C), 0.37% TOBs (Mercy Health Systems)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 12/5/2013	$25,585,000
26,000,000		Southwest City, MO IDA, (Series 2009) Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.070%, 8/1/2013	26,000,000
9,000,000		St. Joseph, MO IDA, (Series 2009A) Weekly VRDNs (Heartland Regional Medical Center)/(Bank of Montreal LOC), 0.040%, 8/7/2013	9,000,000
		TOTAL	120,190,000
		Nebraska—1.5%
97,180,000		Central Plains Energy Project, (Project #2) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.060%, 8/1/2013	97,180,000
10,000,000		Washington County, NE, (Series 2010) Weekly VRDNs (Cargill, Inc.), 0.090%, 8/1/2013	10,000,000
		TOTAL	107,180,000
		Nevada—1.9%
6,500,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 D-1) Weekly VRDNs (Citibank NA, New York LOC), 0.060%, 8/7/2013	6,500,000
59,850,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 D-3) Weekly VRDNs (Bank of America N.A. LOC), 0.060%, 8/7/2013	59,850,000
28,500,000	[3,4]	Henderson, NV Health Facility, Floater Certificates (Series 2008-2633) Weekly VRDNs (Dignity Health (Catholic Healthcare West))/(Berkshire Hathaway Assurance Corp. INS)/(Credit Suisse, Zurich LIQ), 0.060%, 8/1/2013	28,500,000
42,655,000		Reno, NV Capital Improvement Revenue Bonds, (Series 2005A) Weekly VRDNs (Bank of America N.A. LOC), 0.080%, 8/1/2013	42,655,000
		TOTAL	137,505,000
		New Hampshire—0.4%
15,855,000		New Hampshire HEFA, (Series 2007) Weekly VRDNs (New London Hospital)/(Bank of New York Mellon LOC), 0.060%, 8/1/2013	15,855,000
13,445,000		New Hampshire Higher Educational & Health Facilities Authority, (Series 2003) Weekly VRDNs (Dartmouth College, NH)/(U.S. Bank, N.A. LIQ), 0.040%, 8/7/2013	13,445,000
		TOTAL	29,300,000
		New Jersey—2.4%
6,243,300		Bernardsville, NJ, 1.00% BANs, 2/20/2014	6,265,766
4,000,000		Bordentown, NJ, (Series 2013 B), 1.25% BANs, 2/19/2014	4,010,894
5,694,750		Cinnaminson, NJ, 1.00% BANs, 5/21/2014	5,708,364
6,000,000		Clinton Township, NJ, 1.00% BANs, 1/31/2014	6,015,853
8,420,614		Englewood Cliffs, NJ, 1.00% BANs, 3/21/2014	8,453,621
8,478,000		Freehold Township, NJ, 1.00% BANs, 12/18/2013	8,494,705
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New Jersey—continued
$9,462,800		Glen Rock, NJ, 1.00% BANs, 1/17/2014	$9,484,592
3,850,000		Hasbrouck Heights, NJ, 1.00% BANs, 3/28/2014	3,862,529
44,255,000		New Jersey Health Care Facilities Financing Authority, (Series 2008) Weekly VRDNs (Underwood-Memorial Hospital)/(TD Bank, N.A. LOC), 0.050%, 8/7/2013	44,255,000
30,305,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-297) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 8/1/2013	30,305,000
13,300,000		Readington Township, NJ, 1.00% BANs, 1/31/2014	13,339,809
7,616,711		Secaucus, NJ, 1.00% BANs, 6/13/2014	7,649,508
24,000,000		Vineland, NJ, 1.00% BANs, 7/17/2014	24,132,789
4,404,200		Waldwick, NJ, 1.00% BANs, 3/28/2014	4,419,975
		TOTAL	176,398,405
		New Mexico—1.7%
125,755,000		New Mexico Municipal Energy Acquisition Authority, (Series 2009: Gas Supply Revenue Bonds) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.060%, 8/1/2013	125,755,000
		New York—10.7%
10,000,000		Buffalo, NY, 1.00% BANs, 4/30/2014	10,049,706
37,800,000		Corning, NY City School District, 1.50% BANs, 2/14/2014	38,046,106
40,000,000		New York City Housing Development Corp., (Series 2008A: Beekman Tower) Weekly VRDNs (FC Beekman Associates LLC)/(RBS Citizens Bank N.A. LOC), 0.080%, 8/7/2013	40,000,000
7,500,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2007 Series C-C1) Daily VRDNs (Bank of Nova Scotia, Toronto LIQ), 0.060%, 8/1/2013	7,500,000
74,900,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series FF-2) Daily VRDNs (KBC Bank N.V. LIQ), 0.150%, 8/1/2013	74,900,000
44,000,000		New York City, NY Municipal Water Finance Authority, Senior Revenue Bonds (Series 2008B-3) Daily VRDNs (Bank of America N.A. LIQ), 0.070%, 8/1/2013	44,000,000
13,770,000	[3,4]	New York City, NY Municipal Water Finance Authority, Stage Trust (Series 2012-105C), 0.37% TOBs (Wells Fargo Bank, N.A. LIQ) 12/5/2013	13,770,000
80,705,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2013C-4) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.050%, 8/1/2013	80,705,000
40,925,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (Subseries 2003A-1) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.080%, 8/7/2013	40,925,000
68,375,000		New York City, NY, (Fiscal 2006 Series E-4) Weekly VRDNs (Bank of America N.A. LOC), 0.070%, 8/1/2013	68,375,000
Annual Shareholder Report

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	New York—continued
$8,750,000	New York City, NY, (Fiscal 2008 Subseries D-3) Weekly VRDNs (Credit Agricole Corporate and Investment Bank LIQ), 0.110%, 8/1/2013	$8,750,000
42,300,000	New York City, NY, (Fiscal 2008 Subseries J-11) Weekly VRDNs (KBC Bank N.V. LIQ), 0.130%, 8/1/2013	42,300,000
5,100,000	New York City, NY, (Fiscal 2008 Subseries L-3) Daily VRDNs (Bank of America N.A. LIQ), 0.070%, 8/1/2013	5,100,000
42,000,000	New York City, NY, (Fiscal 2012 Series A-4) Daily VRDNs (KBC Bank N.V. LOC), 0.100%, 8/1/2013	42,000,000
85,000,000	New York Liberty Development Corporation, remarketing of 5/22/13 (Series A), 0.23% TOBs (3 World Trade Center)/(GTD by United States Treasury) 6/19/2014	85,000,000
12,900,000	New York State Dormitory Authority, (Series 2008A) Weekly VRDNs (Rockefeller University)/(JPMorgan Chase Bank, N.A. LIQ), 0.060%, 8/1/2013	12,900,000
32,540,000	New York State HFA, (Series 2009A: 505 West 37th Street Housing) Weekly VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.110%, 8/7/2013	32,540,000
35,300,000	New York State HFA, (Series 2009B: 505 West 37th Street Housing) Weekly VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.110%, 8/7/2013	35,300,000
67,557,380	North Hempstead, NY, 0.60% BANs, 4/9/2014	67,733,453
15,000,000	Nuveen NY AMT-Free Municipal Income Fund, (Series 4) Weekly VRDPs (GTD by Deutsche Bank Trust Co., LIQ), 0.160% 8/1/2013	15,000,000
5,000,000	Ogdensburg, NY Enlarged City School District, 1.00% BANs, 8/7/2014	5,028,350
6,320,000	Waverly, NY CSD, 1.00% BANs, 6/27/2014	6,349,531
	TOTAL	776,272,146
	North Carolina—1.6%
18,630,000	Mecklenburg County, NC, 7 Month Windows MVRENs (Series 2009D), 0.160%, 8/1/2013	18,630,000
6,650,000	New Hanover County, NC, (Series 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.040%, 8/7/2013	6,650,000
5,060,000	North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Forsyth Country Day School, Inc.)/(Branch Banking & Trust Co. LOC), 0.060%, 8/1/2013	5,060,000
3,700,000	North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co. LOC), 0.060%, 8/1/2013	3,700,000
4,010,000	North Carolina Capital Facilities Finance Agency, (Series 2006) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.060%, 8/1/2013	4,010,000
8,040,000	North Carolina Capital Facilities Finance Agency, (Series 2007) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.060%, 8/1/2013	8,040,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		North Carolina—continued
$6,940,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Countryside Montessori School)/(Wells Fargo Bank, N.A. LOC), 0.160%, 8/1/2013	$6,940,000
9,105,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (St. David's School)/(Branch Banking & Trust Co. LOC), 0.060%, 8/1/2013	9,105,000
5,330,000		North Carolina Capital Facilities Finance Agency, (Series 2009) Weekly VRDNs (Campbell University)/(Branch Banking & Trust Co. LOC), 0.060%, 8/1/2013	5,330,000
14,600,000		North Carolina Capital Facilities Finance Agency, (Series 2010) Weekly VRDNs (Elon University)/(U.S. Bank, N.A. LOC), 0.040%, 8/7/2013	14,600,000
4,470,000		North Carolina Capital Facilities Finance Agency, (Series 2011) Weekly VRDNs (Elon University)/(U.S. Bank, N.A. LOC), 0.040%, 8/7/2013	4,470,000
7,940,000		North Carolina Educational Facilities Finance Agency, (Series 2000) Weekly VRDNs (Charlotte Country Day School)/(U.S. Bank, N.A. LOC), 0.060%, 8/1/2013	7,940,000
7,290,000		North Carolina Medical Care Commission, (Series 2005) Weekly VRDNs (Southeastern Regional Medical Center)/(Branch Banking & Trust Co. LOC), 0.060%, 8/1/2013	7,290,000
3,515,000	[3,4]	North Carolina State Capital Improvement, Stage Trust (Series 2011-136C), 0.18% TOBs (North Carolina State)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 1/16/2014	3,515,000
4,580,000		North Carolina State Ports Authority, (Series 2008) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.060%, 8/1/2013	4,580,000
6,300,000		Raleigh, NC, (Series 2005B-2) Weekly VRDNs (PNC Bank, N.A. LIQ), 0.040%, 8/7/2013	6,300,000
		TOTAL	116,160,000
		North Dakota—0.4%
29,124,000		Grand Forks County, ND, (Series 2010) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.080%, 8/7/2013	29,124,000
		Ohio—1.3%
24,960,000		Columbus, OH Regional Airport Authority, (Senior Series 2006) Weekly VRDNs (OASBO Expanded Asset Pooled Financing Program)/(U.S. Bank, N.A. LOC), 0.060%, 8/1/2013	24,960,000
900,000		Erie County, OH, (Series 1996A) Weekly VRDNs (Providence Care Center)/(JPMorgan Chase Bank, N.A. LOC), 0.130%, 8/1/2013	900,000
5,695,000		Franklin County, OH Health Care Facilities, (Series 2005) Weekly VRDNs (Traditions Healthcare Obligated Group)/(U.S. Bank, N.A. LOC), 0.070%, 8/1/2013	5,695,000
13,500,000		Franklin County, OH Hospital Facility Authority, (Series 2008B) Weekly VRDNs (Nationwide Children's Hospital), 0.040%, 8/1/2013	13,500,000
10,000,000		Franklin County, OH Hospital Facility Authority, (Series 2011C), 0.09% TOBs (Ohiohealth Corp,), Mandatory Tender 6/4/2014	10,000,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Ohio—continued
$2,700,000		Lucas County, OH, 1.00% BANs, 7/16/2014	$2,718,510
11,000,000		Ohio State Higher Educational Facility Commission, (Series 2008B) Weekly VRDNs (University Hospitals Health System, Inc.)/(RBS Citizens Bank N.A. LOC), 0.100%, 8/7/2013	11,000,000
13,415,000		Ohio State Higher Educational Facility Commission, (Series 2008E) Weekly VRDNs (University Hospitals Health System, Inc.)/(RBS Citizens Bank N.A. LOC), 0.100%, 8/7/2013	13,415,000
6,700,000		Ohio State Higher Educational Facility Commission, (Series A) Weekly VRDNs (John Carroll University, OH)/(JPMorgan Chase Bank, N.A. LOC), 0.070%, 8/1/2013	6,700,000
5,200,000	[3,4]	Ohio State Higher Educational Facility Commission, Clipper Tax-Exempt Certificates Trust (Series 2009-50) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.060%, 8/1/2013	5,200,000
		TOTAL	94,088,510
		Oklahoma—0.5%
6,535,000		Oklahoma State Industrial Authority, (Series 2002) Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC), 0.120%, 8/1/2013	6,535,000
28,400,000		Oklahoma State Turnpike Authority, (Series 2006F) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.050%, 8/1/2013	28,400,000
		TOTAL	34,935,000
		Pennsylvania—4.2%
46,000,000	[3,4]	Allegheny County, PA HDA, PUTTERs (Series 4323), 0.11% TOBs (UPMC Health System)/(JPMorgan Chase Bank, N.A. LIQ) 9/25/2013	46,000,000
11,000,000		Beaver County, PA IDA, (Series 2006-A) Weekly VRDNs (FirstEnergy Corp.)/(UBS AG LOC), 0.070%, 8/7/2013	11,000,000
3,820,000		Bucks County, PA IDA, (Series B of 2008) Weekly VRDNs (Grand View Hospital)/(PNC Bank, N.A. LOC), 0.050%, 8/1/2013	3,820,000
2,900,000		Chester County, PA IDA, (Series 2003) Weekly VRDNs (West Chester University)/(FHLB of Pittsburgh LOC), 0.050%, 8/7/2013	2,900,000
1,310,000		Chester County, PA IDA, (Series of 2001) Weekly VRDNs (Malvern Preparatory School)/(Citizens Bank of Pennsylvania LOC), 0.160%, 8/1/2013	1,310,000
1,300,000		Chester County, PA Intermediate Unit, (Series 2003) Weekly VRDNs (PNC Bank, N.A. LOC), 0.060%, 8/1/2013	1,300,000
13,800,000		Cumberland County, PA Municipal Authority, (Series 2008B) Weekly VRDNs (Presbyterian Homes Obligated Group)/(Bank of America N.A. LOC), 0.060%, 8/1/2013	13,800,000
3,815,000		Dallastown Area School District, PA, (Series 2013) VRNs, 1.250%, 1/2/2014	3,829,331
8,000,000		Dallastown Area School District, PA, (Series 2013) VRNs, 1.250%, 4/15/2014	8,049,280
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Pennsylvania—continued
$3,615,000		Delaware County, PA IDA, (Series 2013A) Weekly VRDNs (Covanta Energy Corp.)/(Bank of America N.A. LOC), 0.090%, 8/1/2013	$3,615,000
27,945,000		Erie County, PA Hospital Authority, (Series 2010B) Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.080%, 8/1/2013	27,945,000
5,000,000	[3,4]	Hempfield, PA School District, RBC Muni Trust (Series 2011-E30) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.060%, 8/1/2013	5,000,000
6,440,000		Lancaster, PA IDA, (Series A of 2009) Weekly VRDNs (Willow Valley Retirement Communities)/(PNC Bank, N.A. LOC), 0.050%, 8/1/2013	6,440,000
8,645,000		Montgomery County, PA IDA Weekly VRDNs (Waverly Heights, Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.090%, 8/1/2013	8,645,000
9,285,000		North Penn, PA Water Authority, (Series 2008) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.060%, 8/1/2013	9,285,000
1,955,000		Pennsylvania EDFA, (2006 Series A1) Weekly VRDNs (Ellwood City Hospital (PA))/(PNC Bank, N.A. LOC), 0.070%, 8/1/2013	1,955,000
20,130,000	[3,4]	Pennsylvania EDFA, Stage Trust (Series 2009-81C) Weekly VRDNs (Aqua Pennsylvania, Inc. )/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.060%, 8/1/2013	20,130,000
4,600,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002 K1) Weekly VRDNs (University of Scranton)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 8/1/2013	4,600,000
2,730,000		Pennsylvania State Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Holy Family University)/(TD Bank, N.A. LOC), 0.060%, 8/1/2013	2,730,000
100,000		Pennsylvania State Higher Education Facilities Authority, (Series I-6) Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.060%, 8/1/2013	100,000
4,835,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.060%, 8/1/2013	4,835,000
19,870,000	[3,4]	Pennsylvania State Turnpike Commission, RBC Muni Trust (Series E-22) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.060%, 8/1/2013	19,870,000
6,950,000		Philadelphia, PA Authority for Industrial Development, (2007 Series B-3) Weekly VRDNs (PNC Bank, N.A. LOC), 0.050%, 8/1/2013	6,950,000
87,450,000		Philadelphia, PA School District, (Series F of 2010) Weekly VRDNs (Barclays Bank PLC LOC), 0.060%, 8/1/2013	87,450,000
3,520,000		Ridley, PA School District, (Series of 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.060%, 8/1/2013	3,520,000
		TOTAL	305,078,611
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		South Carolina—0.3%
$2,075,000		South Carolina Education Facilities Authority Weekly VRDNs (Newberry College)/(Branch Banking & Trust Co. LOC), 0.060%, 8/1/2013	$2,075,000
8,890,000		South Carolina Jobs-EDA, (Series 2006B) Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.070%, 8/1/2013	8,890,000
4,000,000		South Carolina Jobs-EDA, (Series 2007A) Weekly VRDNs (Woodhead LLC)/(FHLB of Atlanta LOC), 0.160%, 8/1/2013	4,000,000
4,740,000		South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Pinewood Preparatory School)/(Branch Banking & Trust Co. LOC), 0.060%, 8/1/2013	4,740,000
		TOTAL	19,705,000
		Tennessee—1.8%
46,425,000		Blount County, TN Public Building Authority, (Series E-5-A) Weekly VRDNs (Blount County, TN)/(Branch Banking & Trust Co. LOC), 0.060%, 8/7/2013	46,425,000
5,335,000		Blount County, TN Public Building Authority, (Series E-7-A) Weekly VRDNs (Monroe County, TN)/(Branch Banking & Trust Co. LOC), 0.060%, 8/7/2013	5,335,000
1,470,000		Blount County, TN Public Building Authority, (Series E-8-A) Weekly VRDNs (Maryville, TN)/(Branch Banking & Trust Co. LOC), 0.060%, 8/7/2013	1,470,000
25,095,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Ascension Health Credit Group), MVRENs (Series 2001B-1), 0.150%, 8/1/2013	25,095,000
4,500,000		Sevier County, TN Public Building Authority, (Series V-B-1) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.060%, 8/1/2013	4,500,000
27,410,000		Sullivan County, TN Health Educational & Housing Facilities Board, (Series 2005) Weekly VRDNs (Wellmont Health System)/(JPMorgan Chase Bank, N.A. LOC), 0.060%, 8/1/2013	27,410,000
19,600,000		Wilson County, TN Sports Authority, (Series 1999) Weekly VRDNs (PNC Bank, N.A. LOC), 0.060%, 8/1/2013	19,600,000
		TOTAL	129,835,000
		Texas—10.4%
3,500,000		Bexar County, TX Housing Finance Corp., (Series 2005A) Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 0.070%, 8/1/2013	3,500,000
24,150,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Texas Non-AMT) (Series 2009-64) Weekly VRDNs (GTD by Texas PSFG Program)/(State Street Bank and Trust Co. LIQ), 0.090%, 8/1/2013	24,150,000
67,610,000		Dallas, TX Performing Arts Cultural Facilities Corp., (Series 2008A) Daily VRDNs (Dallas Center for the Performing Arts Foundation, Inc.)/(Bank of America N.A. LOC), 0.070%, 8/1/2013	67,610,000
14,995,000		Dallas, TX Performing Arts Cultural Facilities Corp., (Series 2008B) Daily VRDNs (Dallas Center for the Performing Arts Foundation, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.050%, 8/1/2013	14,995,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Texas—continued
$10,395,000	[3,4]	Denton, TX ISD, SPEARs (Series DB-513) Weekly VRDNs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), 0.070%, 8/1/2013	$10,395,000
10,000,000	[3,4]	Grand Parkway Transportation Corp., TX, Clipper Tax-Exempt Certificate Trust (Series 2013-9A) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.060%, 8/1/2013	10,000,000
57,500,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.18% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 2/13/2014	57,500,000
28,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.22% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 8/5/2013	28,000,000
9,815,000	[3,4]	Harris County, TX Cultural Education Facilities Finance Corp., Stage Trust (Series 2011-05C) Weekly VRDNs (Texas Medical Center Central Heating)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 0.060%, 8/1/2013	9,815,000
13,915,000		Harris County, TX Education Facilities Finance Corp., (Series 2008C-1) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.050%, 8/1/2013	13,915,000
21,570,000		Harris County, TX HFDC, (Series 2005A) Weekly VRDNs (St. Luke's Health System)/(JPMorgan Chase Bank, N.A. and Wells Fargo Bank, N.A. LIQs), 0.070%, 8/1/2013	21,570,000
20,000,000		Harris County, TX HFDC, (Series 2008B) Weekly VRDNs (St. Luke's Health System)/(Bank of America N.A. and Wells Fargo Bank, N.A. LIQs), 0.070%, 8/1/2013	20,000,000
24,615,000		Harris County, TX HFDC, (Subseries 2008A-2) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.050%, 8/1/2013	24,615,000
11,000,000	[3,4]	Harris County, TX HFDC, RBC Muni Trust (Series E-27) Weekly VRDNs (Memorial Hermann Health System)/(Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.060%, 8/1/2013	11,000,000
28,950,000		Houston, TX Combined Utility System, (Series 2004B-4) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.050%, 8/1/2013	28,950,000
11,260,000	[3,4]	Irving, TX ISD, SPEARs (Series DB-603) Weekly VRDNs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), 0.110%, 8/1/2013	11,260,000
13,665,000	[3,4]	Judson, TX ISD, SPEARs (Series DB-423) Weekly VRDNs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), 0.120%, 8/1/2013	13,665,000
9,380,000		Kendall County, TX HFDC, (Series 2008) Weekly VRDNs (Morningside Ministries Foundation, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.090%, 8/1/2013	9,380,000
5,130,000	[3,4]	Lamar, TX Consolidated ISD, ROCs (Series 12266) Weekly VRDNs (GTD by Texas PSFG Program)/(Citibank NA, New York LIQ), 0.090%, 8/1/2013	5,130,000
18,965,000	[3,4]	Longview, TX ISD, Stage Trust (Series 2008-45C), 0.37% TOBs (GTD by Texas PSFG Program)/(Wells Fargo & Co. LIQ), Optional Tender 12/11/2013	18,965,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Texas—continued
$16,830,000	[3,4]	Love Field Airport Modernization Corporation, TX, Stage Trust (Series 2011-11C), 0.37% TOBs (Southwest Airlines Co.)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 12/11/2013	$16,830,000
13,000,000		Port Arthur Navigation District, TX IDC, (Series 2011) Weekly VRDNs (Total Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.070%, 8/7/2013	13,000,000
25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.070%, 8/7/2013	25,000,000
16,750,000		San Antonio, TX Electric & Gas System, (2012 Series C), 0.14% CP, Mandatory Tender 11/7/2013	16,750,000
30,000,000		San Antonio, TX Electric & Gas System, (2012 Series C), 0.15% CP, Mandatory Tender 10/10/2013	30,000,000
33,595,000	[3,4]	San Antonio, TX Electric & Gas System, Municipal Securities Trust Receipts (Series 1997-SG-105) Weekly VRDNs (Societe Generale, Paris LIQ)/(United States Treasury PRF), 0.410%, 8/1/2013	33,595,000
15,000,000		San Antonio, TX Housing Finance Corp., (Series 2008) Weekly VRDNs (Artisan at San Pedro Creek Apartments)/(FHLMC LOC), 0.060%, 8/1/2013	15,000,000
10,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Baylor Health Care System), MVRENs (Series 2013B), 0.150%, 8/1/2013	10,000,000
20,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C) Daily VRDNs (Texas Health Resources System)/(JPMorgan Chase Bank, N.A. LIQ), 0.080%, 8/1/2013	20,000,000
8,685,000	[3,4]	Texas State Transportation Commission, Eagles (Series 2007-0139) Weekly VRDNs (Texas State)/(Citibank NA, New York LIQ), 0.060%, 8/1/2013	8,685,000
50,000,000		Texas State, (Series 2012), 2.50% TRANs, 8/30/2013	50,091,934
23,000,000	[3,4]	Texas State, Municipal Securities Trust Receipts (Series 2007-SGC-9) Weekly VRDNs (Societe Generale, Paris LIQ), 0.090%, 8/1/2013	23,000,000
43,800,000	[3,4]	Texas State, PUTTERs (Series 4263) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.060%, 8/1/2013	43,800,000
18,050,000		Texas State, Veterans Bonds (Series 2013A) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LIQ), 0.050%, 8/7/2013	18,050,000
10,240,000	[3,4]	Texas Water Development Board, MERLOTS (Series 2008-C51), 0.30% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 8/7/2013	10,240,000
11,120,000	[3,4]	Waco, TX Education Finance Corp., Stage Trust (Series 2012-94C), 0.37% TOBs (Baylor University)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ) 11/14/2013	11,120,000
		TOTAL	749,576,934
		Utah—0.4%
19,750,000		Emery County, UT, PCRRB (Series 1991) Weekly VRDNs (Pacificorp)/(JPMorgan Chase Bank, N.A. LOC), 0.060%, 8/7/2013	19,750,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Utah—continued
$11,915,000		Murray City, UT, (Series 2003D) Daily VRDNs (IHC Health Services, Inc.), 0.050%, 8/1/2013	$11,915,000
		TOTAL	31,665,000
		Virginia—1.5%
10,000,000		Alexandria, VA IDA, (Series 2005) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.070%, 8/1/2013	10,000,000
4,955,000		Fairfax County, VA IDA, (Inova Health System), MVRENs (Series 2012 C), 0.140%, 8/1/2013	4,955,000
7,500,000		Fairfax County, VA IDA, (Series A-2) Weekly VRDNs (Inova Health System), 0.050%, 8/1/2013	7,500,000
14,800,000		Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.060%, 8/1/2013	14,800,000
9,200,000		Norfolk, VA EDA, (Sentara Health Systems Obligation Group), MVRENs (Series 2010 C), 0.180%, 8/1/2013	9,200,000
26,250,000		Norfolk, VA Redevelopment and Housing Authority, (Series 2008) Daily VRDNs (Old Dominion University)/(Bank of America N.A. LOC), 0.090%, 8/1/2013	26,250,000
15,835,000		Rockingham County, VA IDA, (Series 2003) Weekly VRDNs (Sunnyside Presbyterian Home)/(Branch Banking & Trust Co. LOC), 0.060%, 8/1/2013	15,835,000
9,565,000		Stafford County, VA and Staunton, VA IDA, (Series 2008 A-1), 0.10% CP (Bank of America N.A. LOC), Mandatory Tender 8/15/2013	9,565,000
7,900,000		Virginia College Building Authority, (Series 2004) Weekly VRDNs (University of Richmond)/(U.S. Bank, N.A. LIQ), 0.050%, 8/1/2013	7,900,000
4,000,000		Virginia Small Business Financing Authority, (Series 2008A) Weekly VRDNs (Hampton University)/(PNC Bank, N.A. LOC), 0.050%, 8/1/2013	4,000,000
		TOTAL	110,005,000
		Washington—0.7%
12,000,000		Chelan County, WA Public Utility District No. 1, Consolidated System Revenue Bonds (Series 2008B) Weekly VRDNs (Union Bank, N.A. LIQ), 0.050%, 8/7/2013	12,000,000
3,355,000	[3,4]	NJB Properties, Solar Eclipse (Series 2007-0106) Weekly VRDNs (King County, WA)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.060%, 8/1/2013	3,355,000
10,650,000	[3,4]	Washington State Health Care Facilities Authority, Stage Trust (Series 2008-48C) Weekly VRDNs (Virginia Mason Medical Center)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.060%, 8/1/2013	10,650,000
16,250,000		Washington State Higher Education Facilities Authority, (Series 2007) Weekly VRDNs (Saint Martin's University)/(U.S. Bank, N.A. LOC), 0.060%, 8/1/2013	16,250,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Washington—continued
$10,925,000		Washington State, (Series R-2010B), 5.00% Bonds, 1/1/2014	$11,142,557
		TOTAL	53,397,557
		West Virginia—1.2%
50,040,000		Cabell County, WV, (Series 2010A) Weekly VRDNs (Provident Group-Marshall Properties, LLC)/(Bank of America N.A. LOC), 0.110%, 8/1/2013	50,040,000
10,800,000		West Virginia EDA Solid Waste Disposal Facilities, (Series 2009A) Weekly VRDNs (Appalachian Power Co.)/(Sumitomo Mitsui Banking Corp. LOC), 0.060%, 8/1/2013	10,800,000
23,600,000		West Virginia State Hospital Finance Authority, (Series 2008A) Weekly VRDNs (Cabell Huntington Hospital)/(Branch Banking & Trust Co. LOC), 0.060%, 8/1/2013	23,600,000
		TOTAL	84,440,000
		Wisconsin—3.3%
1,760,000		Racine, WI, 1.60% BANs, 6/9/2014	1,767,376
3,935,000		Wausau, WI CDA, (Series 2008A) Weekly VRDNs (Clover Industries, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 8/1/2013	3,935,000
10,000,000		Wisconsin Health & Educational Facilities Authority, (Ascension Health Alliance Senior Credit Group), MVRENs (Series 2013B), 0.120%, 8/1/2013	10,000,000
19,970,000		Wisconsin Health & Educational Facilities Authority, (Series 2010C), 0.19% CP (Aurora Health Care, Inc.)/(Bank of America N.A. LOC), Mandatory Tender 8/7/2013	19,970,000
23,165,000		Wisconsin State HEFA Weekly VRDNs (Ripon College)/(BMO Harris Bank, N.A. LOC), 0.060%, 8/1/2013	23,165,000
3,770,000		Wisconsin State HEFA, (Series 2008A) Weekly VRDNs (Meriter Retirement Services, Inc.)/(KBC Bank N.V. LOC), 0.300%, 8/1/2013	3,770,000
4,565,000		Wisconsin State HEFA, (Series 2008B) Weekly VRDNs (Meriter Retirement Services, Inc.)/(U.S. Bank, N.A. LOC), 0.060%, 8/1/2013	4,565,000
3,700,000		Wisconsin State HEFA, (Series 2009) Weekly VRDNs (Lawrence University, WI)/(JPMorgan Chase Bank, N.A. LOC), 0.070%, 8/1/2013	3,700,000
20,000,000		Wisconsin State, (Series 2006-A), 0.12% CP, Mandatory Tender 8/5/2013	20,000,000
13,453,000		Wisconsin State, (Series 2006-A), 0.14% CP, Mandatory Tender 10/1/2013	13,453,000
110,916,000		Wisconsin State, GO Extendible Municipal Commercial Paper, 0.100% - 0.210%, 8/6/2013 - 12/4/2013	110,916,000
22,915,000	[3,4]	Wisconsin State, Stage Trust (Series 2012-111C) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.060%, 8/1/2013	22,915,000
		TOTAL	238,156,376
		Wyoming—1.1%
760,000		Sweetwater County, WY PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.060%, 8/7/2013	760,000
Annual Shareholder Report

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Wyoming—continued
$50,000,000	Sweetwater County, WY PCRB, (Series 1988A), 0.15% CP (Pacificorp)/(Royal Bank of Scotland PLC, Edinburgh LOC), Mandatory Tender 8/16/2013	$50,000,000
30,000,000	Wyoming Student Loan Corp., (Senior Series 2010A-3) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.060%, 8/1/2013	30,000,000
	TOTAL	80,760,000
	TOTAL MUNICIPAL INVESTMENTS—100.1% (AT AMORTIZED COST)[5]	7,255,624,341
	OTHER ASSETS AND LIABILITIES - NET—(0.1)%[6]	(9,114,135)
	TOTAL NET ASSETS—100%	$7,246,510,206
At July 31, 2013, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2013, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value (unaudited)
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2013, these restricted securities amounted to $1,580,580,000, which represented 21.8% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2013, these liquid restricted securities amounted to $1,580,580,000, which represented 21.8% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2013.
Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Annual Shareholder Report

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CCD	—Community College District
CDA	—Community Development Authority
COP	—Certificates of Participation
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Commission
EDFA	—Economic Development Finance Authority
EDR	—Economic Development Revenue
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
INS	—Insured
ISD	—Independent School District
LIQs	—Liquidity Agreements
LOC	—Letter of Credit
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	—Multi-Family Housing
MVRENs	—Municipal Variable Rate Exchangeable Notes
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRB	—Pollution Control Revenue Bond
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
PRF	—Prerefunded
PSFG	—Permanent School Fund Guarantee
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
VRNs	—Variable Rate Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.002	0.015
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.002	0.015
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.002)	(0.015)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.002)	(0.015)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.04%	0.10%	0.18%	1.49%
Ratios to Average Net Assets:
Net expenses	0.18%[3]	0.21%[3]	0.21%[3]	0.22%[3]	0.23%[3]
Net investment income	0.02%	0.03%	0.10%	0.17%	1.34%
Expense waiver/reimbursement[4]	0.11%	0.08%	0.08%	0.07%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,906,897	$6,671,609	$9,147,097	$8,290,468	$14,743,753
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.18%, 0.21%, 0.21%, 0.22% and 0.23% for the years ended July 31, 2013, 2012, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.012
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.012
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.012)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.012)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.03%	1.24%
Ratios to Average Net Assets:
Net expenses	0.18%[3]	0.24%[3]	0.30%[3]	0.37%[3]	0.48%[3]
Net investment income	0.01%	0.01%	0.01%	0.02%	1.13%
Expense waiver/reimbursement[4]	0.36%	0.30%	0.24%	0.17%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,339,613	$1,620,808	$1,634,926	$1,950,703	$2,924,183
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.18%, 0.24%, 0.30%, 0.37% and 0.48% for the years ended July 31, 2013, 2012, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
July 31, 2013
Assets:
Total investment in securities, at amortized cost and fair value		$7,255,624,341
Cash		2,334,054
Income receivable		5,934,388
Receivable for shares sold		43,174,887
TOTAL ASSETS		7,307,067,670
Liabilities:
Payable for investments purchased	$60,285,340
Payable for shares redeemed	120,906
Income distribution payable	45,772
Payable to adviser (Note 5)	34,423
Payable for Directors'/Trustees' fees (Note 5)	2,936
Accrued expenses (Note 5)	68,087
TOTAL LIABILITIES		60,557,464
Net assets for 7,246,491,833 shares outstanding		$7,246,510,206
Net Assets Consist of:
Paid-in capital		$7,246,472,350
Accumulated net realized gain on investments		78,961
Distributions in excess of net investment income		(41,105)
TOTAL NET ASSETS		$7,246,510,206
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$5,906,897,162 ÷ 5,906,879,765 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$1,339,613,044 ÷ 1,339,612,068 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended July 31, 2013
Investment Income:
Interest			$15,725,335
Expenses:
Investment adviser fee (Note 5)		$16,356,643
Administrative fee (Note 5)		6,382,408
Custodian fees		262,969
Transfer agent fee		66,185
Directors'/Trustees' fees (Note 5)		41,160
Auditing fees		20,500
Legal fees		11,291
Portfolio accounting fees		173,818
Shareholder services fee (Note 5)		2,826,975
Account administration fee (Note 2)		896,982
Share registration costs		61,550
Printing and postage		49,067
Insurance premiums (Note 5)		18,795
Miscellaneous (Note 5)		71,898
TOTAL EXPENSES		27,240,241
Waivers, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 5)	$(9,143,643)
Waiver of administrative fee (Note 5)	(14,029)
Waiver of shareholder services fee (Note 5)	(2,826,975)
Waiver of account administration fee (Note 2)	(333,430)
Reimbursement of account administration fee (Note 2)	(464,410)
Reduction of custodian fees (Note 6)	(609)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(12,783,096)
Net expenses			14,457,145
Net investment income			1,268,190
Net realized gain on investments			109,408
Change in net assets resulting from operations			$1,377,598
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended July 31	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,268,190	$2,679,005
Net realized gain on investments	109,408	51,168
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,377,598	2,730,173
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,105,159)	(2,560,526)
Service Shares	(148,899)	(174,206)
Distributions from net realized gain on investments
Institutional Shares	(46,993)	(296,048)
Service Shares	(10,838)	(72,125)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,311,889)	(3,102,905)
Share Transactions:
Proceeds from sale of shares	23,973,771,616	26,662,614,098
Net asset value of shares issued to shareholders in payment of distributions declared	313,680	888,135
Cost of shares redeemed	(25,020,057,222)	(29,152,736,772)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,045,971,926)	(2,489,234,539)
Change in net assets	(1,045,906,217)	(2,489,607,271)
Net Assets:
Beginning of period	8,292,416,423	10,782,023,694
End of period (including distributions in excess of net investment income of $(41,105) and $(55,237), respectively)	$7,246,510,206	$8,292,416,423
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
July 31, 2013
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Tax-Free Obligations Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund's investments normally will not be subject to the AMT for individuals and corporations, and may be subject to state and local taxes.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear shareholder services fees and account administration fees unique to those classes. For the year ended July 31, 2013, account administration fees for the Fund were as follows:
	Account Administration Fees Incurred	Account Administration Fees Reimbursed	Account Administration Fees Waived by an Unaffiliated Third Party
Service Shares	$896,982	$(464,410)	$(333,430)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the
Annual Shareholder Report

securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2013		2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	20,786,743,615	$20,786,743,615	22,870,054,062	$22,870,054,062
Shares issued to shareholders in payment of distributions declared	253,312	253,312	796,796	796,796
Shares redeemed	(21,551,761,598)	(21,551,761,598)	(25,346,359,495)	(25,346,359,495)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(764,764,671)	$(764,764,671)	(2,475,508,637)	$(2,475,508,637)
Year Ended July 31	2013		2012
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,187,028,001	$3,187,028,001	3,792,560,036	$3,792,560,036
Shares issued to shareholders in payment of distributions declared	60,368	60,368	91,339	91,339
Shares redeemed	(3,468,295,624)	(3,468,295,624)	(3,806,377,277)	(3,806,377,277)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(281,207,255)	$(281,207,255)	(13,725,902)	$(13,725,902)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,045,971,926)	$(1,045,971,926)	(2,489,234,539)	$(2,489,234,539)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2013 and 2012 was as follows:
	2013	2012
Tax-exempt income	$1,254,058	$2,734,732
Ordinary income[1]	$20,764	$212,853
Long-term capital gains	$37,067	$155,320
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Annual Shareholder Report

As of July 31, 2013, the components of distributable earnings on a tax basis were as follows:
Distributions in excess of tax-exempt income	$(41,105)
Undistributed ordinary income[2]	$10,014
Undistributed long-term capital gains	$68,947
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2013, the Adviser voluntarily waived $9,143,643 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2013, FAS waived $14,029 of its fee. The net fee paid to FAS was 0.078% of average daily net assets of the Fund.
Annual Shareholder Report

Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2013, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Waived by Unaffiliated Third Parties
Service Shares	$2,826,975	$(2,826,975)
For the year ended July 31, 2013, the Fund's Institutional Shares did not incur Service Fees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.21% and 0.46% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2013, the Fund engaged in purchase and sale transactions with fund that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $4,499,905,000 and $3,914,670,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
6. EXPENSE Reduction
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended July 31, 2013, the Fund's expenses were reduced by $609 under these arrangements.
Annual Shareholder Report

7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2013, there were no outstanding loans. During the year ended July 31, 2013, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2013, there were no outstanding loans. During the year ended July 31, 2013, the program was not utilized.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2013, the amount of long-term capital gains designated by the Fund was $37,067.
For the year ended July 31, 2013, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF the MONEY MARKET OBLIGATIONS TRUST AND THE SHAREHOLDERS of federated tax-free obligations fund:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Tax-Free Obligations Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2013 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Tax-Free Obligations Fund as of July 31, 2013, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 23, 2013
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2013 to July 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2013	Ending Account Value 7/31/2013	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.10	$0.74[2]
Service Shares	$1,000	$1,000.00	$0.79[3]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.05	$0.75[2]
Service Shares	$1,000	$1,024.00	$0.80[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.15%
Service Shares	0.16%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.21% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.04 and $1.05, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.46% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.28 and $2.31, respectively.
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Trust comprised 36 portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
In Memoriam - John F. Cunningham, Independent Trustee
With deep sadness, Federated announces the passing of John F. Cunningham, who served as an independent member of the Board of the Federated Fund Family since 1999. Mr. Cunningham's savvy business acumen and incisive intellect made him a powerful force on the Federated Fund Board. He was an advocate for shareholders and a respected colleague within the Federated family. Mr. Cunningham enjoyed an outstanding career in technology, having served as President and in other Senior Executive positions with leading companies in the industry. Federated expresses gratitude to Mr. Cunningham for his fine contributions as a Board member, colleague and friend. He will be greatly missed.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, and Associate General Secretary, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh; Board Member, Energy & Mineral Law Foundation.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
Annual Shareholder Report

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler, CPA Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER AND VICE PRESIDENT Officer since: May 2004 Portfolio Manager since: December 1989	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since December 1989. Ms. Ochson was named Chief Investment Officer of Federated's tax-exempt fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010 and is a Vice President of the Trust with respect to the Fund. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2013
Federated Tax-Free Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
Annual Shareholder Report

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were
Annual Shareholder Report

likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Tax-Free Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N401
CUSIP 60934N880
Q450528 (9/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2013
Share Class	Ticker
Institutional	TOIXX
Service	TOSXX
Capital	TOCXX
Trust	TOTXX

Federated Treasury Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2013, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	62.1%
U.S Treasury Securities	37.7%
Other Assets and Liabilities—Net[2]	0.2%
TOTAL	100.0%
At July 31, 2013, the Fund's effective maturity3 schedule was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	62.1%
8-30 Days	5.1%
31-90 Days	11.6%
91-180 Days	12.1%
181 Days or more	8.9%
Other Assets and Liabilities—Net[2]	0.2%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2013
Principal Amount			Value
		Repurchase Agreements—62.1%
$200,000,000	[1]	Repurchase agreement 0.06%, dated 7/2/2013 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $200,010,000 on 8/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2023 and the market value of those underlying securities was $204,010,296.	$200,000,000
435,000,000		Interest in $535,000,000 joint repurchase agreement 0.06%, dated 7/31/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $535,000,892 on 8/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 7/31/2018 and the market value of those underlying securities was $546,490,492.	435,000,000
403,000,000	[1]	Interest in $470,000,000 joint repurchase agreement 0.08%, dated 5/20/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $470,095,044 on 8/19/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $479,477,895.	403,000,000
1,280,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.07%, dated 7/31/2013 under which Bank of Nova Scotia will repurchase securities provided as collateral for $1,500,002,917 on 8/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2043 and the market value of those underlying securities was $1,530,002,998.	1,280,000,000
2,135,000,000		Repurchase agreement 0.07%, dated 7/31/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $2,135,004,151 on 8/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2042 and the market value of those underlying securities was $2,177,740,059.	2,135,000,000
250,000,000		Interest in $575,000,000 joint repurchase agreement 0.05%, dated 7/31/2013 under which CS First Boston Corp. will repurchase securities provided as collateral for $575,000,799 on 8/1/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 9/30/2017 and the market value of those underlying securities was $586,502,060.	250,000,000
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2

Principal Amount			Value
		Repurchase Agreements—continued
$150,000,000		Interest in $250,000,000 joint repurchase agreement 0.07%, dated 7/31/2013 under which Citibank, N.A. will repurchase securities provided as collateral for $250,000,486 on 8/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/31/2020 and the market value of those underlying securities was $255,000,587.	$150,000,000
185,000,000		Interest in $285,000,000 joint repurchase agreement 0.07%, dated 7/31/2013 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $285,000,554 on 8/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 6/30/2018 and the market value of those underlying securities was $290,700,610.	185,000,000
1,532,126,000		Interest in $4,000,000,000 joint repurchase agreement 0.07%, dated 7/31/2013 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,007,778 on 8/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2042 and the market value of those underlying securities was $4,080,007,941.	1,532,126,000
95,000,000		Repurchase agreement 0.01%, dated 7/31/2013 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $95,000,026 on 8/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2043 and the market value of those underlying securities was $96,900,060.	95,000,000
851,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.02%, dated 7/30/2013 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,003,889 on 8/6/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2043 and the market value of those underlying securities was $1,020,001,227.	851,000,000
858,000,000	[1]	Interest in $1,000,000,000 joint repurchase agreement 0.03%, dated 7/30/2013 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,025,000 on 8/29/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2041 and the market value of those underlying securities was $1,020,413,645.	858,000,000
790,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.08%, dated 7/31/2013 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,002,222 on 8/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2022 and the market value of those underlying securities was $1,020,002,267.	790,000,000
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3

Principal Amount			Value
		Repurchase Agreements—continued
$1,023,000,000	[1]	Interest in $1,183,000,000 joint repurchase agreement 0.04%, dated 7/10/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,183,046,006 on 8/14/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 7/15/2016 and the market value of those underlying securities was $1,206,689,578.	$1,023,000,000
551,000,000	[1]	Interest in $640,000,000 joint repurchase agreement 0.04%, dated 7/15/2013 under which Goldman Sachs & Co. will repurchase a security provided as collateral for $640,024,889 on 8/19/2013. The security provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, was a U.S. Treasury security maturing on 7/15/2023 and the market value of that underlying security was $652,812,371.	551,000,000
88,208,000		Repurchase agreement 0.07%, dated 7/31/2013 under which J.P. Morgan Securities LLC will repurchase a security provided as collateral for $88,208,172 on 8/1/2013. The security provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, was a U.S. Treasury security maturing on 7/15/2023 and the market value of that underlying security was $89,974,000.	88,208,000
590,000,000		Interest in $800,000,000 joint repurchase agreement 0.07%, dated 7/31/2013 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $800,001,556 on 8/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2043 and the market value of those underlying securities was $816,001,617.	590,000,000
585,000,000	[1]	Interest in $600,000,000 joint repurchase agreement 0.05%, dated 7/19/2013 under which RBS Securities, Inc. will repurchase securities provided as collateral for $600,023,333 on 8/16/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 2/29/2020 and the market value of those underlying securities was $612,010,445.	585,000,000
2,400,000,000		Interest in $2,500,000,000 joint repurchase agreement 0.06%, dated 7/31/2013 under which Societe Generale, New York will repurchase securities provided as collateral for $2,500,004,167 on 8/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2021 and the market value of those underlying securities was $2,550,004,282.	2,400,000,000
431,000,000		Interest in $500,000,000 joint repurchase agreement 0.04%, dated 7/30/2013 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $500,003,889 on 8/6/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2030 and the market value of those underlying securities was $510,001,190.	431,000,000
		TOTAL REPURCHASE AGREEMENTS	14,832,334,000
Annual Shareholder Report
4

Principal Amount			Value
		U.S. TREASURY—37.7%
$100,000,000	[2]	United States Treasury Bills, 0.040%, 8/8/2013	$99,997,861
310,500,000	[2]	United States Treasury Bills, 0.045%, 8/22/2013	310,482,550
1,810,200,000		United States Treasury Notes, 0.125% - 3.125%, 8/31/2013	1,812,811,934
206,350,000		United States Treasury Notes, 0.125% - 3.125%, 9/30/2013	206,928,084
171,750,000		United States Treasury Notes, 0.250% - 1.750%, 1/31/2014	172,613,919
549,750,000		United States Treasury Notes, 0.250% - 1.875%, 2/28/2014	553,770,106
598,750,000		United States Treasury Notes, 0.250% - 2.000%, 11/30/2013	600,959,009
401,250,000		United States Treasury Notes, 0.250% - 2.625%, 6/30/2014	409,826,573
880,900,000		United States Treasury Notes, 0.250% - 2.750%, 10/31/2013	883,536,397
638,500,000		United States Treasury Notes, 0.500%, 10/15/2013	638,933,830
477,750,000		United States Treasury Notes, 0.500% - 4.250%, 11/15/2013	481,455,749
326,800,000		United States Treasury Notes, 0.625%, 7/15/2014	328,175,975
108,250,000		United States Treasury Notes, 0.750%, 9/15/2013	108,326,113
455,000,000		United States Treasury Notes, 0.750%, 12/15/2013	456,129,580
474,750,000		United States Treasury Notes, 1.000%, 1/15/2014	476,632,832
207,250,000		United States Treasury Notes, 1.250%, 3/15/2014	208,620,975
233,250,000		United States Treasury Notes, 1.250% - 4.000%, 2/15/2014	235,355,336
90,325,000		United States Treasury Notes, 1.250%, 4/15/2014	91,000,504
125,000,000		United States Treasury Notes, 2.250%, 5/31/2014	127,175,500
803,000,000		United States Treasury Notes, 4.250%, 8/15/2013	804,288,004
		TOTAL U.S. TREASURY	9,007,020,831
		TOTAL INVESTMENTS—99.8% (AT AMORTIZED COST)[3]	23,839,354,831
		OTHER ASSETS AND LIABILITIES - NET—0.2%[4]	48,624,819
		TOTAL NET ASSETS—100%	$23,887,979,650
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Discount rate(s) at time of purchase.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2013.
Annual Shareholder Report
5

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.005
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.005
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.005)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.005)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.02%	0.02%	0.47%
Ratios to Average Net Assets:
Net expenses	0.14%	0.10%	0.15%	0.18%	0.23%
Net investment income	0.01%	0.01%	0.01%	0.02%	0.46%
Expense waiver/reimbursement[3]	0.15%	0.18%	0.13%	0.10%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$18,310,173	$16,201,298	$10,259,195	$9,951,813	$15,279,432
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.003
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.003
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.003)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.003)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.28%
Ratios to Average Net Assets:
Net expenses	0.14%	0.10%	0.16%	0.20%	0.43%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.29%
Expense waiver/reimbursement[3]	0.40%	0.43%	0.37%	0.33%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,382,656	$4,525,468	$5,048,852	$4,335,717	$4,009,139
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.004
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.004
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.004)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.37%
Ratios to Average Net Assets:
Net expenses	0.14%	0.09%	0.16%	0.21%	0.33%
Net investment income	0.01%	0.02%	0.01%	0.01%	0.28%
Expense waiver/reimbursement[3]	0.25%	0.29%	0.23%	0.17%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$634,334	$372,061	$1,171,302	$748,595	$2,411,738
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.002
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.002
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.002)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.22%
Ratios to Average Net Assets:
Net expenses	0.14%	0.10%	0.16%	0.20%	0.51%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.28%
Expense waiver/reimbursement[3]	0.65%	0.68%	0.63%	0.58%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$560,816	$710,705	$826,650	$714,267	$552,204
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Statement of Assets and Liabilities
July 31, 2013
Assets:
Investment in repurchase agreements	$14,832,334,000
Investment in securities	9,007,020,831
Total investment in securities, at amortized cost and fair value		$23,839,354,831
Income receivable		48,512,408
Receivable for shares sold		1,594,249
TOTAL ASSETS		23,889,461,488
Liabilities:
Payable for shares redeemed	966,511
Bank overdraft	50,515
Income distribution payable	136,383
Payable to adviser (Note 5)	78,259
Payable for custodian fees	128,311
Payable for Directors'/Trustees' fees (Note 5)	15,268
Payable for portfolio accounting fees	33,109
Payable for shareholder services fee (Note 5)	523
Accrued expenses (Note 5)	72,959
TOTAL LIABILITIES		1,481,838
Net assets for 23,887,814,115 shares outstanding		$23,887,979,650
Net Assets Consist of:
Paid-in capital		$23,887,977,110
Accumulated net realized gain on investments		1,554
Undistributed net investment income		986
TOTAL NET ASSETS		$23,887,979,650
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$18,310,172,682 ÷ 18,310,061,846 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$4,382,656,238 ÷ 4,382,641,519 shares outstanding, no par value, unlimited shares authorized		$1.00
Capital Shares:
$634,334,427 ÷ 634,294,505 shares outstanding, no par value, unlimited shares authorized		$1.00
Trust Shares:
$560,816,303 ÷ 560,816,245 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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11

Statement of Operations
Year Ended July 31, 2013
Investment Income:
Interest			$34,355,252
Expenses:
Investment adviser fee (Note 5)		$47,937,296
Administrative fee (Note 5)		18,705,104
Custodian fees		822,332
Transfer agent fee (Note 2)		164,578
Directors'/Trustees' fees (Note 5)		168,249
Auditing fees		21,500
Legal fees		8,644
Portfolio accounting fees		199,234
Distribution services fee (Note 5)		1,517,742
Shareholder services fee (Note 5)		8,649,685
Account administration fee (Note 2)		4,263,586
Share registration costs		106,094
Printing and postage		54,414
Insurance premiums (Note 5)		44,840
Miscellaneous (Note 5)		120,096
TOTAL EXPENSES		82,783,394
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(36,463,952)
Waiver of administrative fee (Note 5)	(37,588)
Waiver of distribution services fee (Note 5)	(1,517,242)
Waiver of shareholder services fee (Note 5)	(8,649,685)
Waiver of account administration fee (Note 2)	(3,987,827)
Reimbursement of account administration fee (Note 2)	(272,128)
TOTAL WAIVERS AND REIMBURSEMENT		(50,928,422)
Net expenses			31,854,972
Net investment income			2,500,280
Net realized gain on investments			2,455
Change in net assets resulting from operations			$2,502,735
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended July 31	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,500,280	$2,367,288
Net realized gain on investments	2,455	99,575
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,502,735	2,466,863
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,849,571)	(1,754,823)
Service Shares	(429,444)	(478,811)
Capital Shares	(69,757)	(90,833)
Trust Shares	(60,697)	(76,562)
Distributions from net realized gain on investments
Institutional Shares	(52,417)	(46,597)
Service Shares	(13,506)	(13,652)
Capital Shares	(1,074)	(3,082)
Trust Shares	(2,152)	(2,184)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,478,618)	(2,466,544)
Share Transactions:
Proceeds from sale of shares	126,072,006,077	133,612,867,848
Proceeds from shares issued in connection with the tax-free transfer of assets from Fifth Third U.S. Treasury Money Market Fund	907,710,835	—
Net asset value of shares issued to shareholders in payment of distributions declared	744,202	719,519
Cost of shares redeemed	(124,902,038,442)	(129,110,054,456)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,078,422,672	4,503,532,911
Change in net assets	2,078,446,789	4,503,533,230
Net Assets:
Beginning of period	21,809,532,861	17,305,999,631
End of period (including undistributed (distributions in excess of) net investment income of $986 and $(89,825), respectively)	$23,887,979,650	$21,809,532,861
See Notes which are an integral part of the Financial Statements
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13

Notes to Financial Statements
July 31, 2013
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 diversified portfolios. The financial statements included herein are only those of Federated Treasury Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Service Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
On September 7, 2012, the Fund acquired all of the net assets of Fifth Third U.S. Treasury Money Market Fund (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on September 5, 2012. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on August 1, 2012, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended July 31, 2013, are as follows:
Net investment income*	$2,501,628
Net realized gain on investments	$2,455
Net increase in net assets resulting from operations	$2,504,083
*	Net investment income includes $9,235 of pro forma additional expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations as of July 31, 2013.
For every one share of Fifth Third U.S. Treasury Money Market Fund Institutional Shares exchanged, a shareholder received one share of the Fund's Institutional Shares.
For every one share of Fifth Third U.S. Treasury Money Market Fund Select Shares exchanged, a shareholder received one share of the Fund's Institutional Shares.
For every one share of Fifth Third U.S. Treasury Money Market Fund Preferred Shares exchanged, a shareholder received one share of the Fund's Capital Shares.
For every one share of Fifth Third U.S. Treasury Money Market Fund Trust Shares exchanged, a shareholder received one share of the Fund's Service Shares.
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The Fund received net assets from Fifth Third U.S. Treasury Money Market Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Fifth Third U.S. Treasury Money Market Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
907,547,840	$907,710,835	$22,157,798,813	$23,065,509,648
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of
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additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which is an agreement between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares, Capital Shares and Trust Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the year ended July 31, 2013, account administration fees for the Fund were as follows:
	Account Administration Fees Incurred	Account Administration Fees Reimbursed	Account Administration Fees Waived by an Unaffiliated Third Party
Service Shares	$3,085,986	$(265,317)	$(2,817,478)
Capital Shares	115,975	(6,811)	(108,724)
Trust Shares	1,061,625	—	(1,061,625)
TOTAL	$4,263,586	$(272,128)	$(3,987,827)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2013		2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	108,927,925,985	$108,927,925,985	113,175,033,277	$113,175,033,277
Shares issued in connection with the tax-free transfer of assets from Fifth Third U.S. Treasury Money Market Fund	606,203,413	606,312,287	—	—
Shares issued to shareholders in payment of distributions declared	622,393	622,393	570,114	570,114
Shares redeemed	(107,426,003,917)	(107,426,003,917)	(107,234,092,269)	(107,234,092,269)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,108,747,874	$2,108,856,748	5,941,511,122	$5,941,511,122
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Year Ended July 31	2013		2012
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	13,154,648,289	$13,154,648,289	15,479,614,905	$15,479,614,905
Shares issued in connection with the tax-free transfer of assets from Fifth Third U.S. Treasury Money Market Fund	79,434,774	79,449,040	—	—
Shares issued to shareholders in payment of distributions declared	70,888	70,888	96,444	96,444
Shares redeemed	(13,376,984,866)	(13,376,984,866)	(16,002,650,424)	(16,002,650,424)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(142,830,915)	$(142,816,649)	(522,939,075)	$(522,939,075)
Year Ended July 31	2013		2012
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	3,192,647,011	$3,192,647,011	3,992,818,521	$3,992,818,521
Shares issued in connection with the tax-free transfer of assets from Fifth Third U.S. Treasury Money Market Fund	221,909,653	221,949,508	—	—
Shares issued to shareholders in payment of distributions declared	29,869	29,869	31,100	31,100
Shares redeemed	(3,152,353,896)	(3,152,353,896)	(4,791,925,366)	(4,791,925,366)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	262,232,637	$262,272,492	(799,075,745)	$(799,075,745)
Year Ended July 31	2013		2012
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	796,784,792	$796,784,792	965,401,145	$965,401,145
Shares issued to shareholders in payment of distributions declared	21,052	21,052	21,861	21,861
Shares redeemed	(946,695,763)	(946,695,763)	(1,081,386,397)	(1,081,386,397)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(149,889,919)	$(149,889,919)	(115,963,391)	$(115,963,391)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,078,259,677	$2,078,422,672	4,503,532,911	$4,503,532,911
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4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2013 and 2012, was as follows:
	2013	2012
Ordinary income[1]	$2,478,618	$2,466,544
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of July 31, 2013, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$2,540
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, The Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2013, the Adviser voluntarily waived $36,463,952 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2013, FAS waived $37,588 of its fee. The net fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund's Trust Shares
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may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2013, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Trust Shares	$1,517,742	$(1,517,242)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2013, FSC retained $500 of fees paid by the Fund.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares, Capital Shares and Trust Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2013, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Waived by Unaffiliated Third Parties
Service Shares	$7,626,707	$(7,626,707)
Capital Shares	567,486	(567,486)
Trust Shares	455,492	(455,492)
TOTAL	$8,649,685	$(8,649,685)
For the year ended July 31, 2013, the Fund's Institutional Shares did not incur Service Fees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Service Shares, Capital Shares and Trust Shares (after the voluntary waivers and reimbursements) will not exceed 0.20%, 0.45%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Interfund Transactions
During the year ended July 31, 2013, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $7,867,475,945 and $80,005,357, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2013, there were no outstanding loans. During the year ended July 31, 2013, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2013, there were no outstanding loans. During the year ended July 31, 2013, the program was not utilized.
8. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2013, 100.0% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF the MONEY MARKET OBLIGATIONS TRUST AND THE SHAREHOLDERS OF federated treasury obligations fund:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Treasury Obligations Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2013 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Treasury Obligations Fund as of July 31, 2013, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 23, 2013
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2013 to July 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2013	Ending Account Value 7/31/2013	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.00	$0.50[2]
Service Shares	$1,000	$1,000.00	$0.50[3]
Capital Shares	$1,000	$1,000.00	$0.50[4]
Trust Shares	$1,000	$1,000.00	$0.50[5]
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	Beginning Account Value 2/1/2013	Ending Account Value 7/31/2013	Expenses Paid During Period[1]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.30	$0.50[2]
Service Shares	$1,000	$1,024.30	$0.50[3]
Capital Shares	$1,000	$1,024.30	$0.50[4]
Trust Shares	$1,000	$1,024.30	$0.50[5]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.10%
Service Shares	0.10%
Capital Shares	0.10%
Trust Shares	0.10%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.99 and $1.00, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.23 and $2.26, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Capital Shares current Fee Limit of 0.30% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.49 and $1.51, respectively.
5	Actual and Hypothetical expenses paid during the period utilizing the Fund's Trust Shares current Fee Limit of 0.70% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.47 and $3.51, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Trust comprised 36 portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
In Memoriam - John F. Cunningham, Independent Trustee
With deep sadness, Federated announces the passing of John F. Cunningham, who served as an independent member of the Board of the Federated Fund Family since 1999. Mr. Cunningham's savvy business acumen and incisive intellect made him a powerful force on the Federated Fund Board. He was an advocate for shareholders and a respected colleague within the Federated family. Mr. Cunningham enjoyed an outstanding career in technology, having served as President and in other Senior Executive positions with leading companies in the industry. Federated expresses gratitude to Mr. Cunningham for his fine contributions as a Board member, colleague and friend. He will be greatly missed.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, and Associate General Secretary, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh; Board Member, Energy & Mineral Law Foundation.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler, CPA Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: January 1994	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since January 1994. Ms. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Officer since: May 2004 Portfolio Manager since: January 1994	Principal Occupations: Susan R. Hill has been the Fund's Portfolio Manager since January 1994. She is Vice President of the Trust with respect to the Fund. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.
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Evaluation and Approval of Advisory Contract–May 2013
Federated Treasury Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
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The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were
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likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Treasury Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N500
CUSIP 60934N872
CUSIP 60934N823
CUSIP 60934N120
Q450531 (9/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2013
Ticker	TTOXX

Federated Trust for U.S. Treasury Obligations

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2013, the Fund's portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets
Repurchase Agreements	66.1%
U.S. Treasury Securities	33.7%
Other Assets and Liabilities—Net[2]	0.2%
TOTAL	100.0%
At July 31, 2013, the Fund's effective maturity schedule3 was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	66.1%
8-30 Days	3.1%
31-90 Days	9.6%
91-180 Days	11.9%
181 Days or more	9.1%
Other Assets and Liabilities—Net[2]	0.2%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
July 31, 2013
Principal Amount			Value
		Repurchase Agreements—66.1%
$3,000,000	[1]	Interest in $470,000,000 joint repurchase agreement 0.08%, dated 5/20/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $470,095,044 on 8/19/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $479,477,895.	$3,000,000
10,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.07%, dated 7/31/2013 under which Bank of Nova Scotia will repurchase securities provided as collateral for $1,500,002,917 on 8/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2043 and the market value of those underlying securities was $1,530,002,998.	10,000,000
10,000,000		Interest in $2,850,000,000 joint repurchase agreement 0.07%, dated 7/31/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $2,850,005,542 on 8/1/2013. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2022 and the market value of those underlying securities was $2,907,710,607.	10,000,000
32,561,000		Interest in $4,000,000,000 joint repurchase agreement 0.07%, dated 7/31/2013 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,007,778 on 8/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2042 and the market value of those underlying securities was $4,080,007,941.	32,561,000
8,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.02%, dated 7/30/2013 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,003,889 on 8/6/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2043 and the market value of those underlying securities was $1,020,001,227.	8,000,000
6,000,000	[1]	Interest in $1,000,000,000 joint repurchase agreement 0.03%, dated 7/30/2013 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,025,000 on 8/29/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2041 and the market value of those underlying securities was $1,020,413,645.	6,000,000
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Principal Amount			Value
		Repurchase Agreements—continued
$10,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.08%, dated 7/31/2013 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,002,222 on 8/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2022 and the market value of those underlying securities was $1,020,002,267.	$10,000,000
7,000,000	[1]	Interest in $1,183,000,000 joint repurchase agreement 0.04%, dated 7/10/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,183,046,006 on 8/14/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 7/15/2016 and the market value of those underlying securities was $1,206,689,578.	7,000,000
4,000,000	[1]	Interest in $640,000,000 joint repurchase agreement 0.04%, dated 7/15/2013 under which Goldman Sachs & Co. will repurchase a security provided as collateral for $640,024,889 on 8/19/2013. The security provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, was a U.S. Treasury security maturing on 7/15/2023 and the market value of that underlying security was $652,812,371.	4,000,000
10,000,000		Interest in $800,000,000 joint repurchase agreement 0.07%, dated 7/31/2013 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $800,001,556 on 8/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2043 and the market value of those underlying securities was $816,001,617.	10,000,000
2,000,000	[1]	Interest in $600,000,000 joint repurchase agreement 0.05%, dated 7/19/2013 under which RBS Securities, Inc. will repurchase securities provided as collateral for $600,023,333 on 8/16/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 2/29/2020 and the market value of those underlying securities was $612,010,445.	2,000,000
10,000,000		Interest in $2,600,000,000 joint repurchase agreement 0.06%, dated 7/31/2013 under which Royal Bank of Scotland will repurchase securities provided as collateral for $2,600,004,333 on 8/1/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2042 and the market value of those underlying securities was $2,652,001,743.	10,000,000
3,000,000		Interest in $500,000,000 joint repurchase agreement 0.04%, dated 7/30/2013 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $500,003,889 on 8/6/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2030 and the market value of those underlying securities was $510,001,190.	3,000,000
		TOTAL REPURCHASE AGREEMENTS	115,561,000
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Principal Amount			Value
		U.S. TREASURY—33.7%
$2,000,000	[2]	United States Treasury Bills, 0.045%, 8/22/2013	$1,999,848
11,450,000		United States Treasury Notes, 0.125% - 3.125%, 8/31/2013	11,468,325
1,500,000		United States Treasury Notes, 0.125% - 3.125%, 9/30/2013	1,504,739
1,650,000		United States Treasury Notes, 0.250% - 1.750%, 1/31/2014	1,655,812
5,000,000		United States Treasury Notes, 0.250% - 1.875%, 2/28/2014	5,041,491
5,000,000		United States Treasury Notes, 0.250% - 2.000%, 11/30/2013	5,020,944
6,000,000		United States Treasury Notes, 0.250% - 2.750%, 10/31/2013	6,013,797
2,500,000		United States Treasury Notes, 0.500%, 10/15/2013	2,501,663
3,500,000		United States Treasury Notes, 0.500% - 4.250%, 11/15/2013	3,530,420
2,200,000		United States Treasury Notes, 0.625%, 7/15/2014	2,209,286
1,250,000		United States Treasury Notes, 0.750%, 9/15/2013	1,250,879
4,000,000		United States Treasury Notes, 0.750%, 12/15/2013	4,009,992
2,250,000		United States Treasury Notes, 1.000%, 1/15/2014	2,258,914
2,400,000		United States Treasury Notes, 1.250%, 2/15/2014	2,414,104
1,250,000		United States Treasury Notes, 1.250%, 3/15/2014	1,258,269
500,000		United States Treasury Notes, 1.250%, 4/15/2014	503,739
750,000		United States Treasury Notes, 2.250%, 5/31/2014	763,053
2,000,000		United States Treasury Notes, 2.625%, 6/30/2014	2,044,906
3,500,000		United States Treasury Notes, 4.250%, 8/15/2013	3,505,644
		TOTAL U.S. TREASURY	58,955,825
		TOTAL INVESTMENTS—99.8% (AT AMORTIZED COST)[3]	174,516,825
		OTHER ASSETS AND LIABILITIES - NET—0.2%[4]	274,367
		TOTAL NET ASSETS—100%	$174,791,192
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven days' notice.
2	Discount rate at time of purchase.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2013.
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Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
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Financial Highlights
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	—	0.003
Net realized gain on investments	—	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	—	0.000[1]	0.000[1]	0.000[1]	0.003
Less Distributions:
Distributions from net investment income	—	—	—	—	(0.003)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.003)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.29%
Ratios to Average Net Assets:
Net expenses	0.14%	0.11%	0.18%	0.21%	0.46%
Net investment income	0.00%	0.00%	0.00%	0.00%	0.32%
Expense waiver/reimbursement[4]	0.43%	0.46%	0.42%	0.36%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$174,791	$181,606	$192,803	$172,737	$225,258
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
July 31, 2013
Assets:
Investment in repurchase agreements	$115,561,000
Investment in securities	58,955,825
Total investment in securities, at amortized cost and fair value		$174,516,825
Cash		174
Income receivable		306,545
Receivable for shares sold		4,056
TOTAL ASSETS		174,827,600
Liabilities:
Payable to adviser (Note 5)	6,668
Payable for custodian fees	1,971
Payable for transfer agent fee	2,900
Payable for Directors'/Trustees' fees (Note 5)	289
Payable for legal fees	575
Payable for portfolio accounting fees	11,828
Payable for share registration costs	4,545
Accrued expenses (Note 5)	7,632
TOTAL LIABILITIES		36,408
Net assets for 174,791,174 shares outstanding		$174,791,192
Net Assets Consist of:
Paid-in capital		$174,791,192
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$174,791,192 ÷ 174,791,174 shares outstanding, no par value, unlimited shares authorized		]$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Year Ended July 31, 2013
Investment Income:
Interest			$279,444
Expenses:
Investment adviser fee (Note 5)		$775,975
Administrative fee (Note 5)		151,496
Custodian fees		22,791
Transfer agent fee		9,667
Directors'/Trustees' fees (Note 5)		1,588
Auditing fees		20,250
Legal fees		8,313
Portfolio accounting fees		52,312
Share registration costs		28,126
Printing and postage		8,714
Insurance premiums (Note 5)		4,268
Miscellaneous (Note 5)		32,008
TOTAL EXPENSES		1,115,508
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(775,975)
Waiver of administrative fee (Note 5)	(423)
Waiver of transfer agent fee	(221)
Reimbursement of other operating expenses (Note 5)	(59,445)
TOTAL WAIVERS AND REIMBURSEMENT		(836,064)
Net expenses			279,444
Net investment income			$—
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended July 31	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$—	$—
Net realized gain on investments	—	412
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	—	412
Distributions to Shareholders:
Distributions from net realized gain on investments	(412)	(522)
Share Transactions:
Proceeds from sale of shares	903,801,966	1,111,822,375
Net asset value of shares issued to shareholders in payment of distributions declared	99	105
Cost of shares redeemed	(910,616,742)	(1,123,019,356)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(6,814,677)	(11,196,876)
Change in net assets	(6,815,089)	(11,196,986)
Net Assets:
Beginning of period	181,606,281	192,803,267
End of period	$174,791,192	$181,606,281
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
July 31, 2013
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Trust for U.S. Treasury Obligations (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those
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terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which is an agreement between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended July 31	2013	2012
Shares sold	903,801,966	1,111,822,375
Shares issued to shareholders in payment of distributions declared	99	105
Shares redeemed	(910,616,742)	(1,123,019,356)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(6,814,677)	(11,196,876)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2013 and 2012 was as follows:
	2013	2012
Ordinary income[1]	$412	$522
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, federal and state registration fees, expenses of withholding taxes and extraordinary expenses exceed 0.45% of its average daily net assets. In addition, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the year ended July 31, 2013, the Adviser waived its entire fee of $775,975 and voluntarily reimbursed $59,445 of other operating expenses.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2013, FAS waived $423 of its fee. The net fee paid to FAS was 0.078% of average daily net assets of the Fund.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for Service Fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended July 31, 2013, the Fund did not incur Service Fees.
Interfund Transactions
During the year ended July 31, 2013, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $20,000,480.
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General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2013, there were no outstanding loans. During the year ended July 31, 2013, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2013, there were no outstanding loans. During the year ended July 31, 2013, the program was not utilized.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF Money Market Obligations trust AND SHAREHOLDERS OF Federated Trust for u.s. treasury obligations:
We have audited the accompanying statement of assets and liabilities of Federated Trust for U.S. Treasury Obligations (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2013 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2013, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Trust for U.S. Treasury Obligations, a portfolio of Money Market Obligations Trust, at July 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 23, 2013
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2013 to July 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2013	Ending Account Value 7/31/2013	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.00	$0.55
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.25	$0.55
1	Expenses are equal to the Fund's annualized net expense ratio of 0.11%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's contractual Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Investment Adviser Fee), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.23 and $2.26, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Trust comprised 36 portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
In Memoriam - John F. Cunningham, Independent Trustee
With deep sadness, Federated announces the passing of John F. Cunningham, who served as an independent member of the Board of the Federated Fund Family since 1999. Mr. Cunningham's savvy business acumen and incisive intellect made him a powerful force on the Federated Fund Board. He was an advocate for shareholders and a respected colleague within the Federated family. Mr. Cunningham enjoyed an outstanding career in technology, having served as President and in other Senior Executive positions with leading companies in the industry. Federated expresses gratitude to Mr. Cunningham for his fine contributions as a Board member, colleague and friend. He will be greatly missed.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, and Associate General Secretary, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: September 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh; Board Member, Energy & Mineral Law Foundation.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
Annual Shareholder Report
20

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler, CPA Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Annual Shareholder Report
21

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: January 1994	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since January 1994. Ms. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Officer since: May 2004 Portfolio Manager since: January 1994	Principal Occupations: Susan R. Hill has been the Fund's Portfolio Manager since January 1994. She is Vice President of the Trust with respect to the Fund. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.
Annual Shareholder Report
22

Evaluation and Approval of Advisory Contract–May 2013
Federated Trust for U.S. Treasury Obligations (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
Annual Shareholder Report
25

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and
Annual Shareholder Report
26

processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Trust for U.S. Treasury Obligations
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N799
28731 (9/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $734,350

Fiscal year ended 2012 - $729,850

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $981

Fiscal year ended 2012 - $0

Travel to Audit Committee Meetings.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $4,576 and $8,479 respectively. Fiscal year ended 2013- Audit consents issued for N-14 merger documents. Fiscal year ended 2012- Audit consents issued for N-14 merger document.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $0

Fiscal year ended 2012 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $0

Fiscal year ended 2012 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2013 – 0%

Fiscal year ended 2012 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2013 – 0%

Fiscal year ended 2012 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2013 – 0%

Fiscal year ended 2012 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2013 - $132,219

Fiscal year ended 2012 - $363,144

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No changes to report.

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date September 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date September 20, 2013

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date September 20, 2013